Hartford AAA CLO ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 99.4%
	Asset-Backed - Finance & Insurance - 5.1%
$ 500,000	AGL CLO 21 Ltd. Series 2022-21A, 5.32%, 10/21/2037, 3 mo. USD Term SOFR + 1.65%(1)(2)	$499,741
1,050,000	Barings CLO Ltd. Series 2024-1A, 5.28%, 01/20/2039, 3 mo. USD Term SOFR + 1.60%(1)(2)	1,050,973
490,000	CBAM Ltd. Series 2017-1A, 5.48%, 01/20/2038, 3 mo. USD Term SOFR + 1.80%(1)(2)	492,261
500,000	CIFC Funding Ltd. Series 2014-2RA, 5.42%, 10/24/2037, 3 mo. USD Term SOFR + 1.75%(1)(2)	500,320
300,000	Elmwood CLO 20 Ltd. Series 2022-7A, 4.83%, 01/20/2039, 3 mo. USD Term SOFR + 1.20%(1)(2)	299,889
250,000	GoldenTree Loan Management U.S. CLO 19 Ltd. Series 2024-19A, 4.83%, 07/20/2039, 3 mo. USD Term SOFR + 1.15%(1)(2)	249,996
1,000,000	Magnetite LII Ltd. Series 2025-52A, 5.17%, 01/25/2039, 3 mo. USD Term SOFR + 1.52%(1)(2)	999,300
1,000,000	Sixth Street CLO XXIV Ltd. Series 2024-24A, 4.92%, 04/23/2037, 3 mo. USD Term SOFR + 1.24%(1)(2)	1,000,815
		5,093,295
	Other Asset-Backed Securities - 94.3%
1,600,000	522 Funding CLO A Ltd. Series 2017-1A, 5.12%, 10/20/2034, 3 mo. USD Term SOFR + 1.44%(1)(2)	1,600,622
1,000,000	720 East CLO IV Ltd. Series 2024-1A, 5.27%, 04/15/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	1,000,965
	720 East CLO Ltd.
420,000	Series 2023-IA, 5.04%, 04/15/2038, 3 mo. USD Term SOFR + 1.37%(1)(2)	420,584
1,000,000	Series 2023-2A, 5.12%, 10/15/2038, 3 mo. USD Term SOFR + 1.45%(1)(2)	995,563
880,000	720 East CLO VI Ltd. Series 2024-3A, 5.04%, 01/20/2038, 3 mo. USD Term SOFR + 1.36%(1)(2)	880,921
2,000,000	AGL CLO 3 Ltd. Series 2020-3A, 4.82%, 04/15/2038, 3 mo. USD Term SOFR + 1.15%(1)(2)	1,993,240
1,000,000	AGL CLO 33 Ltd. Series 2024-33A, 5.02%, 07/21/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	1,000,755
	AIMCO CLO
1,000,000	Series 2017-AA, 4.82%, 01/20/2038, 3 mo. USD Term SOFR + 1.14%(1)(2)	999,278
375,000	Series 2018-AA, 4.99%, 10/17/2037, 3 mo. USD Term SOFR + 1.31%(1)(2)	375,157
400,000	Allegany Park CLO Ltd. Series 2019-1A, 4.78%, 01/20/2035, 3 mo. USD Term SOFR + 1.10%(1)(2)	399,727
1,000,000	Apidos CLO Ltd. Series 2024-50A, 5.02%, 01/20/2038, 3 mo. USD Term SOFR + 1.34%(1)(2)	1,000,736
675,000	Apidos CLO XLVI Ltd. Series 2023-46A, 5.07%, 10/24/2038, 3 mo. USD Term SOFR + 1.40%(1)(2)	674,151
600,000	Apidos CLO XXVIII Ltd. Series 2017-28A, 5.33%, 10/20/2038, 3 mo. USD Term SOFR + 1.65%(1)(2)	601,644
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 99.4% - (continued)
	Other Asset-Backed Securities - 94.3% - (continued)
$ 1,000,000	Apidos CLO XXXIX Ltd. Series 2022-39A, 4.90%, 10/21/2038, 3 mo. USD Term SOFR + 1.23%(1)(2)	$1,001,149
	Ares LXIII CLO Ltd.
650,000	Series 2022-63A, 4.98%, 10/15/2038, 3 mo. USD Term SOFR + 1.31%(1)(2)	652,107
550,000	Series 2022-63A, 5.27%, 10/15/2038, 3 mo. USD Term SOFR + 1.60%(1)(2)	549,849
	Ares XLIII CLO Ltd.
500,000	Series 2017-43A, 5.02%, 01/15/2038, 3 mo. USD Term SOFR + 1.35%(1)(2)	501,095
450,000	Series 2017-43A, 5.62%, 01/15/2038, 3 mo. USD Term SOFR + 1.95%(1)(2)	450,535
3,750,000	Ares XXVII CLO Ltd. Series 2013-2A, 4.82%, 10/28/2034, 3 mo. USD Term SOFR + 1.15%(1)(2)	3,750,360
	Bain Capital Credit CLO Ltd.
1,049,953	Series 2019-2A, 4.60%, 10/17/2032, 3 mo. USD Term SOFR + 0.92%(1)(2)	1,049,343
1,350,000	Series 2023-1A, 5.08%, 07/16/2038, 3 mo. USD Term SOFR + 1.40%(1)(2)	1,353,330
675,000	Ballyrock CLO 15 Ltd. Series 2021-1A, 5.52%, 01/15/2038, 3 mo. USD Term SOFR + 1.85%(1)(2)	674,547
1,000,000	Ballyrock CLO 16 Ltd. Series 2021-16A, 4.83%, 04/20/2038, 3 mo. USD Term SOFR + 1.15%(1)(2)	998,786
600,000	Ballyrock CLO 21 Ltd. Series 2022-21A, 5.24%, 10/20/2037, 3 mo. USD Term SOFR + 1.56%(1)(2)	600,335
1,000,000	Ballyrock CLO Ltd. Series 2021-17A, 5.18%, 10/20/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	1,000,329
	Barings CLO Ltd.
500,000	Series 2020-1A, 4.93%, 01/15/2038, 3 mo. USD Term SOFR + 1.26%(1)(2)	500,776
1,000,000	Series 2019-2A, 5.02%, 01/15/2038, 3 mo. USD Term SOFR + 1.35%(1)(2)	1,001,551
850,000	Series 2020-4A, 5.05%, 10/20/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)	850,965
1,195,000	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, 4.93%, 10/20/2038, 3 mo. USD Term SOFR + 1.25%(1)(2)	1,194,682
2,000,000	Benefit Street Partners CLO XV Ltd. Series 2018-15A, 5.06%, 07/15/2037, 3 mo. USD Term SOFR + 1.39%(1)(2)	2,003,264
500,000	Benefit Street Partners CLO XXXVIII Ltd. Series 2024-38A, 4.98%, 01/25/2038, 3 mo. USD Term SOFR + 1.31%(1)(2)	500,884
833,441	Blackrock DLF IX-L CLO LP Series 2023-2A, 6.06%, 10/20/2033, 3 mo. USD Term SOFR + 2.38%(1)(2)	834,434
650,000	Carlyle Global Market Strategies CLO Ltd. Series 2016-3A, 5.48%, 07/20/2034, 3 mo. USD Term SOFR + 1.80%(1)(2)	647,694
	Carlyle U.S. CLO Ltd.
1,000,000	Series 2021-6A, 4.96%, 01/15/2038, 3 mo. USD Term SOFR + 1.29%(1)(2)	1,001,093
500,000	Series 2021-1A, 5.67%, 01/15/2040, 3 mo. USD Term SOFR + 2.00%(1)(2)	500,274
	CIFC Funding Ltd.
500,000	Series 2023-3A, 4.86%, 01/20/2039, 3 mo. USD Term SOFR + 1.20%(1)(2)	500,223

1

Hartford AAA CLO ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 99.4% - (continued)
	Other Asset-Backed Securities - 94.3% - (continued)
$ 1,000,000	Series 2019-4A, 4.97%, 07/15/2038, 3 mo. USD Term SOFR + 1.30%(1)(2)	$1,000,887
1,100,000	Series 2021-3A, 5.12%, 10/15/2038, 3 mo. USD Term SOFR + 1.45%(1)(2)	1,100,521
825,000	Series 2019-6A, 5.13%, 07/16/2037, 3 mo. USD Term SOFR + 1.45%(1)(2)	826,469
1,000,000	Series 2018-2A, 5.28%, 10/20/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	1,001,132
250,000	Series 2021-4A, 5.57%, 07/23/2037, 3 mo. USD Term SOFR + 1.90%(1)(2)	249,830
1,000,000	CTM CLO Ltd. Series 2025-1A, 5.17%, 07/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	1,002,957
1,000,000	Danby Park CLO Ltd. Series 2022-1A, 5.03%, 10/21/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,001,687
250,000	Dryden 53 CLO Ltd. Series 2017-53A, 4.97%, 01/15/2031, 3 mo. USD Term SOFR + 1.30%(1)(2)	249,778
1,000,000	Dryden 94 CLO Ltd. Series 2022-94A, 5.03%, 10/15/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,002,027
1,000,000	Elmwood CLO 14 Ltd. Series 2022-1A, 4.98%, 10/20/2038, 3 mo. USD Term SOFR + 1.30%(1)(2)	1,002,153
1,000,000	Elmwood CLO 15 Ltd. Series 2022-2A, 4.81%, 04/22/2035, 3 mo. USD Term SOFR + 1.15%(1)(2)	1,000,323
1,000,000	Elmwood CLO 19 Ltd. Series 2022-6A, 4.92%, 10/17/2038, 3 mo. USD Term SOFR + 1.24%(1)(2)	1,001,451
1,000,000	Elmwood CLO II Ltd. Series 2019-2A, 5.03%, 10/20/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	1,001,379
1,000,000	Elmwood CLO X Ltd. Series 2021-3A, 4.98%, 07/20/2038, 3 mo. USD Term SOFR + 1.30%(1)(2)	1,000,895
1,000,000	Empower CLO Ltd. Series 2024-1A, 5.27%, 04/25/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	1,000,600
550,000	Flatiron CLO 20 Ltd. Series 2020-1A, 5.11%, 11/20/2038, 3 mo. USD Term SOFR + 1.45%(1)(2)	550,167
1,000,000	Flatiron RR CLO Ltd. Series 2024-3A, 5.04%, 10/18/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,001,406
440,000	Franklin Park Place CLO VI LLC Series 2025-1A, 5.67%, 07/15/2038, 3 mo. USD Term SOFR + 2.00%(1)(2)	440,278
500,000	Galaxy XXV CLO Ltd. Series 2018-25A, 4.78%, 04/25/2036, 3 mo. USD Term SOFR + 1.11%(1)(2)	499,537
500,000	Kennedy Lewis CLO 8 Ltd. Series 8A, 5.78%, 01/20/2038, 3 mo. USD Term SOFR + 2.10%(1)(2)	500,185
1,000,000	Kennedy Lewis CLO 9 Ltd. Series 9A, 5.03%, 01/20/2038, 3 mo. USD Term SOFR + 1.35%(1)(2)	1,000,808
320,000	Kennedy Lewis CLO 10 Ltd. Series 2022-10A, 5.46%, 01/22/2038, 3 mo. USD Term SOFR + 1.80%(1)(2)	320,388
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 99.4% - (continued)
	Other Asset-Backed Securities - 94.3% - (continued)
$ 1,000,000	GoldenTree Loan Management U.S. CLO 15 Ltd. Series 2022-15A, 5.11%, 10/20/2038, 3 mo. USD Term SOFR + 1.43%(1)(2)	$1,000,483
900,000	GoldenTree Loan Management U.S. CLO 16 Ltd. Series 2022-16A, 4.80%, 01/20/2038, 3 mo. USD Term SOFR + 1.12%(1)(2)	898,933
500,000	GoldenTree Loan Management U.S. CLO 24 Ltd. Series 2025-24A, 4.83%, 10/20/2038, 3 mo. USD Term SOFR + 1.15%(1)(2)	498,916
300,000	Golub Capital Partners CLO 45M Ltd. Series 2019-45A, 5.30%, 07/20/2037, 3 mo. USD Term SOFR + 1.62%(1)(2)	298,876
	HLEND CLO LLC
1,000,000	Series 2023-1A, 5.10%, 10/22/2038, 3 mo. USD Term SOFR + 1.44%(1)(2)	999,467
520,000	Series 2025-3A, 5.38%, 01/20/2037, 3 mo. USD Term SOFR + 1.70%(1)(2)	516,304
1,075,000	Kings Park CLO Ltd. Series 2021-1A, 4.87%, 01/21/2039, 3 mo. USD Term SOFR + 1.20%(1)(2)	1,075,599
2,000,000	KKR CLO 52 Ltd. Series 2023-52A, 5.00%, 07/16/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)	2,003,672
550,000	Madison Park Funding LI Ltd. Series 2021-51A, 5.13%, 10/19/2038, 3 mo. USD Term SOFR + 1.45%(1)(2)	550,082
1,020,000	Madison Park Funding LXXV Ltd. Series 2025-75A, 5.11%, 01/17/2039, 3 mo. USD Term SOFR + 1.45%(1)(2)	1,020,415
675,000	Madison Park Funding XVII Ltd. Series 2015-17A, 5.72%, 10/21/2037, 3 mo. USD Term SOFR + 2.05%(1)(2)	674,874
1,000,000	Madison Park Funding XXXVII Ltd. Series 2019-37A, 5.20%, 04/15/2037, 3 mo. USD Term SOFR + 1.53%(1)(2)	1,000,304
1,000,000	Magnetite XXVIII Ltd. Series 2020-28A, 4.91%, 01/15/2038, 3 mo. USD Term SOFR + 1.24%(1)(2)	1,000,182
250,000	Magnetite XXXVII Ltd. Series 2023-37A, 4.87%, 10/25/2038, 3 mo. USD Term SOFR + 1.20%(1)(2)	249,683
1,000,000	Neuberger Berman CLO XVI-S Ltd. Series 2017-16SA, 4.85%, 04/15/2039, 3 mo. USD Term SOFR + 1.18%(1)(2)	999,728
1,000,000	Neuberger Berman Loan Advisers CLO 31 Ltd. Series 2019-31A, 4.91%, 01/20/2039, 3 mo. USD Term SOFR + 1.23%(1)(2)	999,734
375,000	Neuberger Berman Loan Advisers NBLA CLO 52 Ltd. Series 2022-52A, 5.67%, 10/24/2038, 3 mo. USD Term SOFR + 2.00%(1)(2)	375,206
500,000	Niagara Park CLO Ltd. Series 2019-1A, 5.68%, 01/17/2038, 3 mo. USD Term SOFR + 2.00%(1)(2)	500,602
500,000	Oak Hill Credit Partners X-R Ltd. Series 2014-10RA, 4.81%, 04/20/2038, 3 mo. USD Term SOFR + 1.13%(1)(2)	498,493
500,000	Oaktree CLO Ltd. Series 2023-1A, 5.17%, 04/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	501,406
930,000	Obra CLO 2 Ltd. Series 2025-2A, 5.22%, 07/20/2038, 3 mo. USD Term SOFR + 1.54%(1)(2)	933,447

2

Hartford AAA CLO ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 99.4% - (continued)
	Other Asset-Backed Securities - 94.3% - (continued)
$ 550,000	OCP Aegis CLO Ltd. Series 2025-47A, 5.07%, 01/21/2038, 3 mo. USD Term SOFR + 1.40%(1)(2)	$548,223
	OCP CLO Ltd.
850,000	Series 2020-18A, 5.05%, 07/20/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)	851,232
995,000	Series 2016-12A, 5.05%, 10/18/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)	997,171
1,000,000	Series 2017-14A, 5.25%, 07/20/2037, 3 mo. USD Term SOFR + 1.57%(1)(2)	1,000,597
500,000	Series 2017-13A, 5.67%, 11/26/2037, 3 mo. USD Term SOFR + 2.00%(1)(2)	500,281
1,000,000	Octagon 60 Ltd. Series 2022-1A, 5.26%, 10/20/2037, 3 mo. USD Term SOFR + 1.58%(1)(2)	1,000,773
635,000	Octagon 63 Ltd. Series 2024-2A, 5.39%, 07/20/2037, 3 mo. USD Term SOFR + 1.71%(1)(2)	635,588
350,000	Octagon 64 Ltd. Series 2022-1A, 5.22%, 07/21/2037, 3 mo. USD Term SOFR + 1.55%(1)(2)	350,156
625,000	OHA Credit Funding 10-R Ltd. Series 2021-10RA, 4.94%, 07/18/2037, 3 mo. USD Term SOFR + 1.26%(1)(2)	625,880
780,000	OHA Credit Funding 16-R Ltd. Series 2023-16RA, 5.08%, 10/20/2038, 3 mo. USD Term SOFR + 1.40%(1)(2)	779,988
1,000,000	OHA Credit Funding 3 Ltd. Series 2019-3A, 5.00%, 01/20/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,000,952
1,000,000	OHA Credit Funding 7 Ltd. Series 2020-7A, 4.96%, 07/19/2038, 3 mo. USD Term SOFR + 1.28%(1)(2)	1,000,710
750,000	OHA Loan Funding Ltd. Series 2016-1A, 5.38%, 07/20/2037, 3 mo. USD Term SOFR + 1.70%(1)(2)	750,978
	Palmer Square CLO Ltd.
1,000,000	Series 2021-3A, 4.96%, 10/15/2038, 3 mo. USD Term SOFR + 1.29%(1)(2)	1,000,723
850,000	Series 2022-3A, 5.23%, 07/20/2037, 3 mo. USD Term SOFR + 1.55%(1)(2)	850,530
750,000	RAD CLO 21 Ltd. Series 2023-21A, 4.74%, 01/25/2037, 3 mo. USD Term SOFR + 1.07%(1)(2)	747,604
1,000,000	RAD CLO 25 Ltd. Series 2024-25A, 5.34%, 07/20/2037, 3 mo. USD Term SOFR + 1.66%(1)(2)	1,000,690
1,000,000	RAD CLO 27 Ltd. Series 2024-27A, 4.99%, 01/15/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,001,275
1,000,000	Regatta 30 Funding Ltd. Series 2024-4A, 4.99%, 01/25/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,001,859
500,000	Regatta VII Funding Ltd. Series 2016-1A, 5.14%, 06/20/2034, 3 mo. USD Term SOFR + 1.45%(1)(2)	499,978
	Regatta XIX Funding Ltd.
250,000	Series 2022-1A, 4.92%, 10/20/2038, 3 mo. USD Term SOFR + 1.24%(1)(2)	250,288
550,000	Series 2022-1A, 5.08%, 10/20/2038, 3 mo. USD Term SOFR + 1.40%(1)(2)	548,961
Shares or Principal Amount			Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 99.4% - (continued)
	Other Asset-Backed Securities - 94.3% - (continued)
$ 1,100,000	Regatta XXIV Funding Ltd. Series 2021-5A, 5.00%, 01/20/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)		$1,101,441
500,000	Regatta XXVI Funding Ltd. Series 2023-2A, 4.92%, 01/25/2039, 3 mo. USD Term SOFR + 1.25%(1)(2)		500,135
545,000	RR 27 Ltd. Series 2023-27A, 5.12%, 10/15/2040, 3 mo. USD Term SOFR + 1.45%(1)(2)		544,987
500,000	RR 38 Ltd. Series 2025-38A, 5.17%, 04/15/2040, 3 mo. USD Term SOFR + 1.50%(1)(2)		500,284
1,100,000	RR 42 Ltd. Series 2025-42A, 4.88%, 10/15/2040, 3 mo. USD Term SOFR + 1.21%(1)(2)		1,100,707
1,125,000	Sixth Street CLO 27 Ltd. Series 2024-27A, 5.02%, 01/17/2038, 3 mo. USD Term SOFR + 1.34%(1)(2)		1,125,665
1,035,000	Symetra CLO Ltd. Series 2025-1A, 4.97%, 04/20/2038, 3 mo. USD Term SOFR + 1.29%(1)(2)		1,035,850
850,000	Symphony CLO 36 Ltd. Series 2022-36A, 5.03%, 10/24/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)		850,718
1,000,000	Texas Debt Capital CLO Ltd. Series 2023-1A, 4.98%, 07/20/2038, 3 mo. USD Term SOFR + 1.30%(1)(2)		1,000,867
	Voya CLO Ltd.
560,000	Series 2019-1A, 5.04%, 10/15/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)		560,794
550,000	Series 2022-3A, 5.08%, 10/20/2036, 3 mo. USD Term SOFR + 1.40%(1)(2)		548,070
1,000,000	Series 2015-3A, 5.13%, 10/20/2031, 3 mo. USD Term SOFR + 1.45%(1)(2)		999,412
			95,225,579
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $100,433,333)		$100,318,874
SHORT-TERM INVESTMENTS - 0.0%
	Repurchase Agreements - 0.0%
15,212
Fixed Income Clearing Corp. Repurchase
Agreement dated 04/30/2026 at 3.64%, due
on 05/01/2026 with a maturity value of
$15,214; collateralized by U.S. Treasury
Note at 3.88%, maturing 06/15/2028, with a
market value of $15,692
			$15,212
	Total Short-Term Investments (cost $15,212)		$15,212
	Total Investments (cost $100,448,545)	99.4%	$100,334,086
	Other Assets and Liabilities	0.6%	610,812
	Net Assets	100.0%	$100,944,898
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

3

Hartford AAA CLO ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$100,318,874, representing 99.4% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$100,318,874	$—	$100,318,874	$—
Short-Term Investments	15,212	—	15,212	—
Total	$100,334,086	$—	$100,334,086	$—

(1)	For the period ended April 30, 2026, there were no transfers in and out of Level 3.

4

Hartford Alpha Capture Value ETF (formerly, Hartford Quality Value ETF)
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 0.3%
13,356	Gentex Corp.	$308,657
23,841	Goodyear Tire & Rubber Co.*	168,794
		477,451
	Banks - 5.1%
40,144	Bank of America Corp.	2,146,098
47,601	Columbia Banking System, Inc.	1,408,990
4,378	M&T Bank Corp.	957,162
18,447	Pinnacle Financial Partners, Inc.	1,825,146
6,656	Southstate Bank Corp.	650,091
4,150	Truist Financial Corp.	213,725
20,155	Wells Fargo & Co.	1,657,346
		8,858,558
	Capital Goods - 10.3%
6,155	AAON, Inc.	574,323
4,536	Boeing Co.*	1,038,880
5,382	Boise Cascade Co.	426,631
12,973	Builders FirstSource, Inc.*	1,026,034
2,579	Deere & Co.	1,521,275
1,213	General Dynamics Corp.	417,636
28,288	Ingersoll Rand, Inc.	2,259,080
5,490	JBT Marel Corp.	648,369
12,299	Mercury Systems, Inc.*	970,514
4,204	Northrop Grumman Corp.	2,436,134
10,500	Otis Worldwide Corp.	817,740
6,270	PACCAR, Inc.	744,876
8,629	Regal Rexnord Corp.	1,855,494
18,807	StandardAero, Inc.*	467,542
6,457	WESCO International, Inc.	2,254,268
1,488	Westinghouse Air Brake Technologies Corp.	401,596
		17,860,392
	Commercial & Professional Services - 0.3%
515	CACI International, Inc. Class A*	267,563
3,050	TransUnion	216,550
		484,113
	Consumer Discretionary Distribution & Retail - 5.0%
15,147	Amazon.com, Inc.*	4,014,864
2,343	Boot Barn Holdings, Inc.*	401,707
2,385	Dick's Sporting Goods, Inc.	541,204
7,469	Lowe's Cos., Inc.	1,783,523
12,751	TJX Cos., Inc.	1,998,719
		8,740,017
	Consumer Durables & Apparel - 0.8%
8,625	NIKE, Inc. Class B	382,605
12,458	Somnigroup International, Inc.	945,064
		1,327,669
	Consumer Services - 0.6%
7,057	Airbnb, Inc. Class A*	990,520
	Consumer Staples Distribution & Retail - 2.0%
38,810	Kroger Co.	2,641,797
12,247	Sysco Corp.	914,973
		3,556,770
	Energy - 8.0%
36,290	ConocoPhillips	4,564,556
21,873	Exxon Mobil Corp.	3,375,660
30,427	SLB Ltd.	1,730,688
9,116	Valero Energy Corp.	2,302,519
24,640	Williams Cos., Inc.	1,880,279
		13,853,702
	Equity Real Estate Investment Trusts (REITs) - 4.1%
3,016	American Tower Corp. REIT	551,053
924	AvalonBay Communities, Inc. REIT	169,092
23,482	Crown Castle, Inc. REIT	2,084,732
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 4.1% - (continued)
1,101	Equinix, Inc. REIT	$1,192,196
6,003	Prologis, Inc. REIT	852,546
796	Public Storage REIT	240,750
9,598	Simon Property Group, Inc. REIT	1,955,209
		7,045,578
	Financial Services - 7.8%
27,708	Ally Financial, Inc.	1,229,958
1,394	American Express Co.	450,332
1,037	Blackrock, Inc.	1,105,027
9,114	Intercontinental Exchange, Inc.	1,440,832
2,852	KKR & Co., Inc.	297,578
8,650	Morgan Stanley	1,648,603
5,311	Raymond James Financial, Inc.	840,838
1,678	S&P Global, Inc.	723,604
20,388	Stifel Financial Corp.	1,606,778
7,060	Tradeweb Markets, Inc. Class A	799,545
7,259	Visa, Inc. Class A	2,394,309
11,375	Voya Financial, Inc.	932,295
		13,469,699
	Food, Beverage & Tobacco - 5.0%
8,945	Archer-Daniels-Midland Co.	666,760
3,329	Constellation Brands, Inc. Class A	521,255
34,208	General Mills, Inc.	1,207,885
50,049	Keurig Dr. Pepper, Inc.	1,471,441
18,786	Philip Morris International, Inc.	3,101,005
25,520	Tyson Foods, Inc. Class A	1,635,066
		8,603,412
	Health Care Equipment & Services - 4.2%
3,445	Becton Dickinson & Co.	513,443
4,667	Cardinal Health, Inc.	900,171
2,019	Elevance Health, Inc.	759,992
2,698	HCA Healthcare, Inc.	1,172,146
2,155	Labcorp Holdings, Inc.	553,404
4,326	STERIS PLC	938,223
6,402	UnitedHealth Group, Inc.	2,371,813
		7,209,192
	Household & Personal Products - 0.3%
5,294	Kimberly-Clark Corp.	521,088
	Insurance - 5.2%
10,726	American International Group, Inc.	802,305
15,883	Chubb Ltd.	5,193,741
1,396	Everest Group Ltd.	498,037
5,254	Marsh & McLennan Cos., Inc.	881,148
20,519	MetLife, Inc.	1,643,572
		9,018,803
	Materials - 3.1%
10,022	Avery Dennison Corp.	1,642,906
25,401	Freeport-McMoRan, Inc.	1,467,670
4,891	Ingevity Corp.*	372,645
50,342	James Hardie Industries PLC*	1,056,679
1,574	PPG Industries, Inc.	170,779
1,735	Reliance, Inc.	628,938
		5,339,617
	Media & Entertainment - 7.4%
26,600	Alphabet, Inc. Class A	10,235,680
1,370	EchoStar Corp. Class A*	168,702
23,328	Walt Disney Co.	2,420,280
		12,824,662
	Pharmaceuticals, Biotechnology & Life Sciences - 7.4%
9,664	AbbVie, Inc.	2,042,197
8,584	Danaher Corp.	1,536,107
2,079	Eli Lilly & Co.	1,943,033
13,471	Gilead Sciences, Inc.	1,762,546

5

Hartford Alpha Capture Value ETF (formerly, Hartford Quality Value ETF)
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.4% - (continued)
4,634	Johnson & Johnson	$1,065,125
23,134	Merck & Co., Inc.	2,525,770
70,829	Pfizer, Inc.	1,891,134
		12,765,912
	Semiconductors & Semiconductor Equipment - 7.4%
3,710	Advanced Micro Devices, Inc.*	1,315,158
14,911	Entegris, Inc.	2,108,117
24,142	Intel Corp.*	2,280,936
4,100	Marvell Technology, Inc.	677,115
6,113	Micron Technology, Inc.	3,161,399
10,616	MKS, Inc.	3,012,290
1,130	QUALCOMM, Inc.	202,926
		12,757,941
	Software & Services - 1.6%
7,027	Cognizant Technology Solutions Corp. Class A	371,728
4,862	Microsoft Corp.	1,982,626
1,255	Roper Technologies, Inc.	445,287
		2,799,641
	Technology Hardware & Equipment - 4.3%
23,043	Cisco Systems, Inc.	2,108,435
2,872	Coherent Corp.*	918,207
23,979	Flex Ltd.*	2,195,278
425	Lumentum Holdings, Inc.*	383,486
1,565	NetApp, Inc.	173,355
1,036	Sandisk Corp.*	1,135,984
1,154	Western Digital Corp.	501,436
		7,416,181
	Telecommunication Services - 1.1%
9,733	T-Mobile U.S., Inc.	1,902,801
	Transportation - 1.8%
2,522	Delta Air Lines, Inc.	171,471
18,086	Hub Group, Inc. Class A	792,709
1,102	Ryder System, Inc.	279,655
6,228	United Parcel Service, Inc. Class B	677,606
5,640	XPO, Inc.*	1,241,533
		3,162,974
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.6% - (continued)
	Utilities - 6.5%
3,736	American Electric Power Co., Inc.		$512,243
4,116	American Water Works Co., Inc.		528,577
10,070	Atmos Energy Corp.		1,913,098
31,202	Duke Energy Corp.		4,042,219
64,998	Exelon Corp.		2,989,258
13,998	Sempra		1,331,490
			11,316,885
	Total Common Stocks (cost $164,401,894)		$172,303,578
	Total Investments (cost $164,401,894)	99.6%	$172,303,578
	Other Assets and Liabilities	0.4%	640,240
	Net Assets	100.0%	$172,943,818
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$172,303,578	$172,303,578	$—	$—
Total	$172,303,578	$172,303,578	$—	$—

(1)	For the period ended April 30, 2026, there were no transfers in and out of Level 3.

6

Hartford Core Bond ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.3%
	Asset-Backed - Automobile - 0.8%
$ 190,000	American Credit Acceptance Receivables Trust Series 2026-2, 4.50%, 10/08/2030(1)	$189,897
215,000	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A, 5.23%, 12/20/2030(1)	218,695
	Credit Acceptance Auto Loan Trust
165,000	Series 2026-1A, 4.65%, 04/15/2036(1)	165,017
470,000	Series 2024-2A, 6.11%, 08/15/2034(1)	479,274
180,000	Exeter Automobile Receivables Trust Series 2025-4A, 4.40%, 05/15/2030	179,852
375,000	GLS Auto Receivables Issuer Trust Series 2025-1A, 4.98%, 07/16/2029(1)	377,089
716,000	GLS Auto Select Receivables Trust Series 2025-3A, 4.81%, 09/15/2031(1)	717,851
190,000	Hertz Vehicle Financing III LLC Series 2025-2A, 5.13%, 09/25/2031(1)	191,558
	Securitized Term Auto Receivables Trust
230,303	Series 2025-B, 4.93%, 12/29/2032(1)	231,671
54,531	Series 2025-A, 5.04%, 07/25/2031(1)	54,875
115,000	Yamaha Motor Master Trust II Series 2026-A, 4.43%, 04/15/2031(1)	115,100
		2,920,879
	Asset-Backed - Finance & Insurance - 0.4%
	Palmer Square Loan Funding Ltd.
750,000	Series 2024-1A, 4.82%, 10/15/2032, 3 mo. USD Term SOFR + 1.15%(1)(2)	749,120
670,000	Series 2026-1A, 5.05%, 07/15/2034, 3 mo. USD Term SOFR + 1.40%(1)(2)	670,015
		1,419,135
	Asset-Backed - Home Equity - 0.1%
161,005	COOPR Residential Mortgage Trust Series 2026-CES1, 4.87%, 02/25/2061(1)(3)	159,834
140,494	FIGRE Trust Series 2026-HE1, 4.98%, 01/25/2056(1)(2)	138,683
145,000	OBX Trust Series 2026-CES1, 5.19%, 04/25/2056(1)(3)	144,481
		442,998
	Asset-Backed - Manufactured Housing - 0.0%
46,793	Cascade MH Asset Trust Series 2021-MH1, 1.75%, 02/25/2046(1)	42,382
	Asset-Backed - Student Loan - 0.1%
	Navient Private Education Refi Loan Trust
93,492	Series 2021-EA, 0.97%, 12/16/2069(1)	83,564
163,980	Series 2021-FA, 1.11%, 02/18/2070(1)	145,917
		229,481
	Commercial Mortgage-Backed Securities - 6.2%
235,000	245 Park Avenue Trust Series 2017-245P, 3.51%, 06/05/2037(1)	231,977
195,000	ALA Trust Series 2025-OANA, 5.40%, 06/15/2040, 1 mo. USD Term SOFR + 1.74%(1)(2)	195,731
510,000	AREIT Trust Series 2025-CRE11, 5.22%, 07/25/2043, 1 mo. USD Term SOFR + 1.55%(1)(2)	510,814
	BBCMS Mortgage Trust
1,822,392	Series 2024-C26, 1.24%, 05/15/2057(2)(4)	122,578
1,154,776	Series 2024-C28, 1.33%, 09/15/2057(2)(4)	82,132
1,074,300	Series 2025-C32, 1.36%, 02/15/2062(2)(4)	83,833
1,000,746	Series 2024-C24, 1.86%, 02/15/2057(2)(4)	88,354
775,000	Series 2026-5C40, 5.53%, 02/15/2059(2)	789,013
295,000	BDS LLC Series 2026-FL17, 5.00%, 05/19/2043, 1 mo. USD Term SOFR + 1.35%(1)(2)	295,003
	Benchmark Mortgage Trust
2,765,066	Series 2023-B39, 0.72%, 07/15/2056(2)(4)	92,156
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.3% - (continued)
	Commercial Mortgage-Backed Securities - 6.2% - (continued)
$ 965,500	Series 2023-B40, 1.43%, 12/15/2056(2)(4)	$48,254
551,319	Series 2020-B22, 1.60%, 01/15/2054(2)(4)	30,581
470,420	Series 2020-B18, 1.87%, 07/15/2053(2)(4)	23,658
265,000	Series 2026-V20, 5.44%, 02/15/2059	268,666
1,681,113	BMO Mortgage Trust Series 2024-C9, 1.08%, 07/15/2057(2)(4)	100,449
625,000	BOCA Commercial Mortgage Trust Series 2025-BOCA, 5.25%, 12/15/2042, 1 mo. USD Term SOFR + 1.60%(1)(2)	625,781
165,000	BSTN Commercial Mortgage Trust Series 2025-HUB, 5.06%, 04/13/2041(1)(2)	164,731
410,000	BWAY Mortgage Trust Series 2025-1535, 6.52%, 05/05/2042(1)(2)	414,238
	BX Commercial Mortgage Trust
1,005,000	Series 2026-LP3, 5.03%, 04/15/2043, 1 mo. USD Term SOFR + 1.38%(1)(2)	1,007,198
1,130,000	Series 2026-CSMO, 5.05%, 02/15/2043, 1 mo. USD Term SOFR + 1.40%(1)(2)	1,130,481
1,020,000	Series 2026-ALOHA, 5.05%, 04/15/2043, 1 mo. USD Term SOFR + 1.35%(1)(2)	1,020,010
	BX Trust
1,530,000	Series 2026-CART, 4.70%, 02/15/2036, 1 mo. USD Term SOFR + 1.05%(1)(2)	1,516,134
435,000	Series 2025-ARIA, 5.20%, 12/13/2042(1)(2)	437,932
	Commercial Mortgage Trust
100,000	Series 2022-HC, 2.82%, 01/10/2039(1)	97,364
130,000	Series 2024-CBM, 5.87%, 12/10/2041(1)(2)	130,111
280,000	DBGS Mortgage Trust Series 2018-C1, 4.47%, 10/15/2051	278,160
361,766	DBJPM Mortgage Trust Series 2020-C9, 1.70%, 09/15/2053(2)(4)	14,129
120,000	DC Trust Series 2024-HLTN, 5.93%, 04/13/2040(1)(2)	120,567
	Extended Stay America Trust
705,210	Series 2026-ESH2, 4.85%, 02/15/2043, 1 mo. USD Term SOFR + 1.20%(1)(2)	705,871
125,207	Series 2025-ESH, 4.95%, 10/15/2042, 1 mo. USD Term SOFR + 1.30%(1)(2)	125,363
225,000	FREMF Mortgage Trust Series 2016-K56, 4.05%, 06/25/2049(1)(2)	224,221
565,000	GS Mortgage Securities Corp. II Series 2024-70P, 5.49%, 03/10/2041(1)(2)	567,202
375,000	GS Mortgage Securities Trust Series 2016-GS4, 3.44%, 11/10/2049(2)	373,549
195,000	GS REFT Issuer Ltd. Series 2026-FL1, 5.16%, 04/19/2043, 1 mo. USD Term SOFR + 1.50%(1)(2)	195,305
155,615	HIH Trust Series 2024-61P, 5.50%, 10/15/2041, 1 mo. USD Term SOFR + 1.84%(1)(2)	155,712
825,000	HTL Commercial Mortgage Trust Series 2024-T53, 6.07%, 05/10/2039(1)(2)	831,365
505,000	INT Commercial Mortgage Trust Series 2025-PLAZA, 5.04%, 11/05/2037(1)(2)	504,492
485,000	IRV Trust Series 2025-200P, 5.47%, 03/14/2047(1)(2)	489,633
486,658	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, 2.82%, 08/15/2049	485,374
	JPMDB Commercial Mortgage Securities Trust
632,000	Series 2016-C4, 3.14%, 12/15/2049	626,400
35,964	Series 2017-C7, 3.24%, 10/15/2050	35,720
120,000	JW Commercial Mortgage Trust Series 2026-MRCO, 5.15%, 06/15/2039, 1 mo. USD Term SOFR + 1.50%(1)(2)	119,748

7

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.3% - (continued)
	Commercial Mortgage-Backed Securities - 6.2% - (continued)
$ 505,000	LBTY Commercial Mortgage Trust Series 2026-225L, 4.75%, 02/10/2043(1)(2)	$496,860
330,000	MF1 Ltd. Series 2022-FL8, 5.41%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(2)	329,493
373,348	MSWF Commercial Mortgage Trust Series 2023-2, 1.15%, 12/15/2056(2)(4)	19,899
100,000	MTN Commercial Mortgage Trust Series 2026-LPFX, 5.15%, 05/15/2043(1)(2)	100,053
	NYC Commercial Mortgage Trust
640,000	Series 2025-3BP, 4.87%, 02/15/2042, 1 mo. USD Term SOFR + 1.21%(1)(2)	638,000
540,000	Series 2025-300P, 4.88%, 07/13/2042(1)(2)	537,106
200,000	Series 2026-1PARK, 4.91%, 02/15/2043, 1 mo. USD Term SOFR + 1.25%(1)(2)	199,813
50,000	SG Commercial Mortgage Securities Trust Series 2020-COVE, 2.63%, 03/15/2037(1)	47,997
290,000	SHOPS Commercial Mortgage Trust Series 2026-CSTL, 4.97%, 05/15/2039(1)(2)	290,000
705,000	SHR Trust Series 2024-LXRY, 5.60%, 10/15/2041, 1 mo. USD Term SOFR + 1.95%(1)(2)	707,466
600,000	SLG Office Trust Series 2026-OMA, 4.97%, 04/15/2041(1)(2)	602,168
565,000	TEXAS Commercial Mortgage Trust Series 2025-TWR, 4.95%, 04/15/2042, 1 mo. USD Term SOFR + 1.29%(1)(2)	563,234
	Wells Fargo Commercial Mortgage Trust
1,586,659	Series 2024-C63, 1.21%, 08/15/2057(2)(4)	107,195
420,000	Series 2017-RB1, 3.64%, 03/15/2050	413,408
	Wells Fargo NA
3,921,153	Series 2019-BN24, 0.75%, 11/15/2062(2)(4)	79,684
1,707,710	Series 2024-BNK47, 1.04%, 06/15/2057(2)(4)	89,496
856,066	Series 2019-BN16, 1.09%, 02/15/2052(2)(4)	16,675
880,923	Series 2023-5YR4, 1.26%, 12/15/2056(2)(4)	18,634
883,383	Series 2023-BNK45, 1.28%, 02/15/2056(2)(4)	47,266
1,837,783	Series 2024-BNK48, 1.35%, 10/15/2057(2)(4)	140,603
1,425,446	Series 2020-BN29, 1.40%, 11/15/2053(2)(4)	67,182
1,224,053	Series 2020-BN28, 1.87%, 03/15/2063(2)(4)	75,919
145,000	Series 2018-BN15, 4.41%, 11/15/2061(2)	144,431
575,000	Series 2026-5YR20, 5.34%, 02/15/2059	581,759
385,000	WHARF Commercial Mortgage Trust Series 2025-DC, 5.53%, 07/15/2040(1)(2)	391,772
275,000	Willowbrook Mall Series 2025-WBRK, 5.87%, 03/05/2035(1)(2)	281,739
		22,347,842
	Other Asset-Backed Securities - 3.5%
305,000	Aligned Data Centers Issuer LLC Series 2023-1A, 6.00%, 08/17/2048(1)	305,774
295,000	Amur Equipment Finance Receivables XV LLC Series 2025-1A, 5.18%, 11/20/2031(1)	298,710
206,361	Auxilior Term Funding LLC Series 2024-1A, 5.49%, 07/15/2031(1)	208,803
315,000	Benefit Street Partners CLO XXXI Ltd. Series 2023-31A, 5.42%, 04/25/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	316,249
270,000	Birch Grove CLO 4 Ltd. Series 2022-4A, 5.47%, 07/15/2037, 3 mo. USD Term SOFR + 1.80%(1)(2)	270,117
50,986	Blue Owl Asset Leasing Trust LLC Series 2024-1A, 5.05%, 03/15/2029(1)	51,180
	CF Hippolyta Issuer LLC
92,216	Series 2021-1A, 1.53%, 03/15/2061(1)	74,453
124,037	Series 2020-1, 1.69%, 07/15/2060(1)	103,244
95,610	Series 2022-1A, 5.97%, 08/15/2062(1)	95,025
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.3% - (continued)
	Other Asset-Backed Securities - 3.5% - (continued)
$ 80,128	Commercial Equipment Finance LLC Series 2024-1A, 5.97%, 07/16/2029(1)	$80,533
143,625	DB Master Finance LLC Series 2021-1A, 2.79%, 11/20/2051(1)	126,903
	Domino's Pizza Master Issuer LLC
441,515	Series 2021-1A, 2.66%, 04/25/2051(1)	418,611
432,000	Series 2019-1A, 3.67%, 10/25/2049(1)	414,693
295,000	Elmwood CLO 23 Ltd. Series 2023-2A, 5.43%, 04/16/2036, 3 mo. USD Term SOFR + 1.75%(1)(2)	295,265
	FirstKey Homes Trust
148,222	Series 2022-SFR1, 4.15%, 05/19/2039(1)	147,335
489,906	Series 2022-SFR2, 4.25%, 07/17/2039(1)	487,423
460,000	Flatiron CLO 21 Ltd. Series 2021-1A, 5.04%, 10/19/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)	460,651
	Progress Residential Trust
137,577	Series 2022-SFR3, 3.20%, 04/17/2039(1)	135,822
245,000	Series 2026-SFR1, 4.00%, 02/17/2043(1)	232,041
392,377	Series 2022-SFR4, 4.44%, 05/17/2041(1)	386,874
100,707	Series 2022-SFR5, 4.45%, 06/17/2039(1)	100,241
175,356	Series 2022-SFR7, 4.75%, 10/27/2039(1)	174,992
495,000	Retained Vantage Data Centers Issuer LLC Series 2023-1A, 5.00%, 09/15/2048(1)	493,059
635,000	RR 23 Ltd. Series 2022-23A, 5.32%, 07/15/2037, 3 mo. USD Term SOFR + 1.65%(1)(2)	636,179
140,000	SCF Equipment Leasing LLC Series 2024-1A, 5.52%, 01/20/2032(1)	142,211
	Stack Infrastructure Issuer LLC
285,000	Series 2023-2A, 5.90%, 07/25/2048(1)	285,535
130,000	Series 2024-1A, 5.90%, 03/25/2049(1)	130,892
133,300	Sunnova Hestia II Issuer LLC Series 2024-GRID1, 5.63%, 07/20/2051(1)	129,390
	Tricon Residential Trust
650,099	Series 2022-SFR1, 3.86%, 04/17/2039(1)	645,394
305,620	Series 2024-SFR4, 4.30%, 11/17/2041(1)	300,215
291,480	Series 2025-SFR1, 4.75%, 03/17/2042, 1 mo. USD Term SOFR + 1.10%(1)(2)	290,933
463,869	Series 2026-SFR1, 4.76%, 02/17/2043, 1 mo. USD Term SOFR + 1.10%(1)(2)	463,948
1,275,000	Vantage Data Centers LLC Series 2025-1A, 5.13%, 08/15/2055(1)	1,237,418
330,000	VB-S1 Issuer LLC Series 2024-1A, 5.59%, 05/15/2054(1)	332,340
89,769	VFI ABS LLC Series 2025-1A, 4.78%, 06/24/2030(1)	89,954
	Wendy's Funding LLC
195,076	Series 2021-1A, 2.37%, 06/15/2051(1)	180,423
132,993	Series 2018-1A, 3.88%, 03/15/2048(1)	130,166
157,929	Series 2019-1A, 4.08%, 06/15/2049(1)	151,676
726,687	Series 2022-1A, 4.24%, 03/15/2052(1)	706,984
110,659	Series 2022-1A, 4.54%, 03/15/2052(1)	104,757
	Wingstop Funding LLC
531,900	Series 2020-1A, 2.84%, 12/05/2050(1)	515,640
145,000	Series 2024-1A, 5.86%, 12/05/2054(1)	147,110
380,000	Zayo Issuer LLC Series 2025-1A, 5.65%, 03/20/2055(1)	383,256
		12,682,419
	Whole Loan Collateral CMO - 8.2%
	Angel Oak Mortgage Trust
54,965	Series 2021-1, 0.91%, 01/25/2066(1)(2)	48,654
207,111	Series 2021-5, 0.95%, 07/25/2066(1)(2)	178,476
19,886	Series 2020-R1, 0.99%, 04/25/2053(1)(2)	19,220
54,130	Series 2021-2, 0.99%, 04/25/2066(1)(2)	47,319

8

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.3% - (continued)
	Whole Loan Collateral CMO - 8.2% - (continued)
$ 144,185	Series 2021-4, 1.04%, 01/20/2065(1)(2)	$122,291
103,188	Series 2021-3, 1.07%, 05/25/2066(1)(2)	89,617
345,050	Series 2021-6, 1.46%, 09/25/2066(1)(2)	291,412
9,516	Series 2020-4, 1.47%, 06/25/2065(1)(2)	9,266
22,929	Series 2020-3, 1.69%, 04/25/2065(1)(2)	22,037
157,052	Series 2021-8, 1.82%, 11/25/2066(1)(2)	141,307
450,287	Series 2022-1, 3.88%, 12/25/2066(1)(3)	423,814
71,078	Series 2022-2, 4.08%, 01/25/2067(1)(2)	67,690
583,845	Series 2022-6, 4.30%, 07/25/2067(1)(3)	581,515
10,868	Arroyo Mortgage Trust Series 2019-1, 3.81%, 01/25/2049(1)(2)	10,614
93,268	BINOM Securitization Trust Series 2021-INV1, 2.03%, 06/25/2056(1)(2)	85,728
	BRAVO Residential Funding Trust
24,220	Series 2021-NQM1, 0.94%, 02/25/2049(1)(2)	22,753
1,656	Series 2021-NQM2, 0.97%, 03/25/2060(1)(2)	1,621
6,551	Bunker Hill Loan Depositary Trust Series 2019-2, 2.88%, 07/25/2049(1)(3)	6,447
233,219	CIM Trust Series 2021-R6, 1.43%, 07/25/2061(1)(2)	214,907
	COLT Mortgage Loan Trust
24,573	Series 2021-2R, 0.80%, 07/27/2054(1)	22,258
81,403	Series 2021-1, 0.91%, 06/25/2066(1)(2)	70,912
143,736	Series 2021-2, 0.92%, 08/25/2066(1)(2)	121,448
257,025	Series 2021-3, 0.96%, 09/27/2066(1)(2)	215,325
361,986	Series 2021-HX1, 1.11%, 10/25/2066(1)(2)	313,179
21,886	Series 2020-2R, 1.33%, 10/26/2065(1)(2)	20,812
200,472	Series 2021-4, 1.40%, 10/25/2066(1)(2)	171,828
361,566	Series 2022-1, 2.28%, 12/27/2066(1)(2)	332,308
251,766	Series 2026-1, 4.76%, 02/25/2071(1)(2)	249,986
192,422	COLT Trust Series 2020-RPL1, 1.39%, 01/25/2065(1)(2)	164,645
	CSMC Trust
63,784	Series 2021-AFC1, 0.83%, 03/25/2056(1)(2)	52,967
141,549	Series 2021-NQM5, 0.94%, 05/25/2066(1)(2)	116,929
321,580	Series 2021-NQM6, 1.17%, 07/25/2066(1)(2)	277,049
110,059	Series 2020-RPL4, 2.00%, 01/25/2060(1)(2)	99,308
31,120	Series 2020-NQM1, 2.21%, 05/25/2065(1)(3)	29,986
174,798	Series 2021-NQM8, 2.84%, 10/25/2066(1)(2)	160,158
463,952	Series 2022-NQM1, 3.27%, 11/25/2066(1)(2)	420,388
57,512	Series 2021-RPL4, 4.15%, 12/27/2060(1)(2)	57,027
	Deephaven Residential Mortgage Trust
7,780	Series 2021-1, 0.72%, 05/25/2065(1)(2)	7,556
36,655	Series 2021-2, 0.90%, 04/25/2066(1)(2)	32,704
	Ellington Financial Mortgage Trust
22,496	Series 2021-1, 0.80%, 02/25/2066(1)(2)	19,649
43,727	Series 2021-2, 0.93%, 06/25/2066(1)(2)	37,005
11,467	Series 2020-2, 1.18%, 10/25/2065(1)(2)	10,921
246,621	Series 2021-3, 1.24%, 09/25/2066(1)(2)	207,952
870,101	Series 2022-1, 2.21%, 01/25/2067(1)(2)	771,100
358,515	Series 2025-INV5, 5.08%, 12/25/2070(1)(2)	357,760
12,453	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust Series 2020-1, 2.50%, 08/25/2059	11,592
	Federal National Mortgage Association Connecticut Avenue Securities Trust
470,000	Series 2026-R03, 4.74%, 04/25/2046, 30 day USD SOFR Average + 1.10%(1)(2)	471,028
94,000	Series 2024-R02, 5.45%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	94,586
334,961	Series 2023-R07, 6.90%, 09/25/2043, 30 day USD SOFR Average + 3.25%(1)(2)	344,158
365,000	Series 2021-R02, 6.95%, 11/25/2041, 30 day USD SOFR Average + 3.30%(1)(2)	368,993
	GCAT Trust
67,829	Series 2021-NQM1, 0.87%, 01/25/2066(1)(2)	60,220
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.3% - (continued)
	Whole Loan Collateral CMO - 8.2% - (continued)
$ 77,376	Series 2021-NQM2, 1.04%, 05/25/2066(1)(2)	$68,383
248,511	Series 2021-NQM4, 1.09%, 08/25/2066(1)(2)	210,146
346,417	Series 2021-NQM5, 1.26%, 07/25/2066(1)(2)	290,124
300,140	Series 2021-NQM6, 1.86%, 08/25/2066(1)(2)	275,269
101,958	Series 2021-NQM7, 1.92%, 08/25/2066(1)(2)	94,908
11,926	Series 2020-NQM2, 2.56%, 04/25/2065(1)(3)	11,488
3,176	Series 2020-NQM1, 3.25%, 01/25/2060(1)(3)	3,144
	GS Mortgage-Backed Securities Trust
384,303	Series 2026-NQM1, 4.87%, 03/25/2066(1)(2)	382,080
224,888	Series 2026-NQM1, 5.12%, 03/25/2066(1)(3)	223,976
	Imperial Fund Mortgage Trust
125,629	Series 2021-NQM2, 1.07%, 09/25/2056(1)(2)	105,427
417,691	Series 2021-NQM4, 2.09%, 01/25/2057(1)(2)	360,175
125,000	JP Morgan Mortgage Trust Series 2026-LTV1, 5.42%, 09/25/2056(1)(2)	124,835
	Legacy Mortgage Asset Trust
65,399	Series 2021-GS4, 5.65%, 11/25/2060(1)(3)	64,656
57,131	Series 2021-GS2, 5.75%, 04/25/2061(1)(3)	56,574
80,720	Series 2021-GS3, 5.75%, 07/25/2061(1)(3)	80,737
	MetLife Securitization Trust
27,504	Series 2018-1A, 3.75%, 03/25/2057(1)(2)	26,656
12,720	Series 2019-1A, 3.75%, 04/25/2058(1)(2)	12,585
	MFA Trust
8,397	Series 2020-NQM3, 1.01%, 01/26/2065(1)(2)	8,076
87,207	Series 2021-NQM2, 1.03%, 11/25/2064(1)(2)	78,560
	Morgan Stanley Residential Mortgage Loan Trust
653,032	Series 2025-SPL1, 4.25%, 02/25/2065(1)(2)	635,824
752,176	Series 2026-DSC1, 4.77%, 01/25/2071(1)(2)	745,824
442,729	Series 2026-NQM1, 4.81%, 12/25/2070(1)(2)	439,610
310,857	Series 2026-DSC1, 5.02%, 01/25/2071(1)(3)	308,554
	New Residential Mortgage Loan Trust
42,466	Series 2021-NQ1R, 0.94%, 07/25/2055(1)(2)	38,958
242,038	Series 2021-NQM3, 1.16%, 11/27/2056(1)(2)	219,379
379,945	Series 2022-NQM1, 2.28%, 04/25/2061(1)(2)	342,982
56,819	Series 2018-RPL1, 3.50%, 12/25/2057(1)(2)	55,200
9,514	Series 2016-1A, 3.75%, 03/25/2056(1)(2)	9,165
24,850	Series 2019-3A, 3.75%, 11/25/2058(1)(2)	23,950
110,861	Series 2017-2A, 4.00%, 03/25/2057(1)(2)	107,398
120,090	Series 2018-1A, 4.00%, 12/25/2057(1)(2)	117,051
209,681	Series 2026-NQM1, 4.82%, 11/25/2065(1)(2)	208,117
737,329	Series 2022-NQM4, 5.00%, 06/25/2062(1)(3)	732,003
152,681	Series 2025-NQM7, 5.01%, 10/26/2065(1)(2)	152,072
656,342	Series 2025-NQM7, 5.26%, 10/26/2065(1)(3)	653,031
144,593	NMLT Trust Series 2021-INV1, 1.19%, 05/25/2056(1)(2)	127,084
	OBX Trust
165,762	Series 2021-NQM3, 1.05%, 07/25/2061(1)(2)	139,132
98,242	Series 2021-NQM1, 1.07%, 02/25/2066(1)(2)	87,539
128,946	Series 2021-NQM4, 1.96%, 10/25/2061(1)(2)	110,519
354,332	Series 2022-NQM1, 2.31%, 11/25/2061(1)(2)	321,034
425,872	Series 2026-NQM2, 4.82%, 12/01/2065(1)(2)	423,546
875,000	Series 2026-NQM6, 5.06%, 04/26/2066(1)(2)	872,671
164,599	OLIT Trust Series 2025-HB2, 3.00%, 11/25/2038(1)(2)	158,040
	Pretium Mortgage Credit Partners LLC
946,592	Series 2025-RPL6, 3.85%, 09/25/2069(1)(3)	939,132
685,441	Series 2025-RPL5, 4.15%, 01/25/2070(1)(3)	665,662
938,935	Series 2026-NPL2, 5.15%, 02/25/2056(1)(3)	932,171
183,088	Series 2026-NPL1, 5.18%, 01/25/2056(1)(3)	181,371
979,195	Series 2025-NPL11, 5.19%, 10/25/2055(1)(3)	979,967
487,604	Series 2025-NPL14, 5.27%, 12/25/2055(1)(3)	484,408
487,465	Series 2025-NPL7, 5.66%, 07/25/2055(1)(3)	484,867
466,874	Series 2025-NPL8, 5.73%, 08/25/2055(1)(3)	468,160
747,438	Series 2025-NPL6, 5.74%, 06/25/2055(1)(3)	748,387
628,446	Series 2025-NPL4, 6.37%, 04/25/2055(1)(3)	629,206

9

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.3% - (continued)
	Whole Loan Collateral CMO - 8.2% - (continued)
	PRPM LLC
$ 845,177	Series 2025-RPL4, 3.00%, 05/25/2055(1)(3)	$802,689
579,236	Series 2025-RPL2, 3.75%, 04/25/2055(1)(3)	564,432
525,919	Series 2026-1, 5.19%, 02/25/2031(1)(3)	523,004
309,451	Series 2025-7, 5.50%, 08/25/2030(1)(3)	309,307
161,012	Series 2025-5, 5.73%, 07/25/2030(1)(3)	160,243
	PRPM Trust
192,498	Series 2026-RCF1, 4.85%, 01/25/2056(1)(3)	191,450
78,945	Series 2025-3, 6.26%, 05/25/2030(1)(3)	78,852
15,194	Residential Mortgage Loan Trust Series 2021-1R, 0.86%, 01/25/2065(1)(2)	14,792
769,524	SG Residential Mortgage Trust Series 2021-2, 1.74%, 12/25/2061(1)(2)	658,970
	Starwood Mortgage Residential Trust
14,551	Series 2021-2, 0.94%, 05/25/2065(1)(2)	13,947
5,039	Series 2020-3, 1.49%, 04/25/2065(1)(2)	4,964
259,537	Series 2021-6, 1.92%, 11/25/2066(1)(2)	229,335
	Towd Point Mortgage Trust
73,406	Series 2020-4, 1.75%, 10/25/2060(1)	66,969
40,299	Series 2017-6, 2.75%, 10/25/2057(1)(2)	39,845
27,039	Series 2019-4, 2.90%, 10/25/2059(1)(2)	25,946
309,836	Series 2021-R1, 2.92%, 11/30/2060(1)(2)	273,981
81,735	TRK Trust Series 2021-INV1, 1.15%, 07/25/2056(1)(2)	73,867
	Verus Securitization Trust
31,304	Series 2021-R2, 0.92%, 02/25/2064(1)(2)	29,908
114,055	Series 2021-4, 0.94%, 07/25/2066(1)(2)	96,744
478,062	Series 2021-5, 1.01%, 09/25/2066(1)(2)	412,478
36,698	Series 2021-2, 1.03%, 02/25/2066(1)(2)	33,602
175,894	Series 2021-8, 2.82%, 11/25/2066(1)(2)	161,144
372,931	Series 2021-7, 2.83%, 10/25/2066(1)(3)	341,713
268,385	Series 2022-1, 3.72%, 01/25/2067(1)(3)	253,399
3,339	VOLT XCV LLC Series 2021-NPL4, 6.24%, 03/27/2051(1)(3)	3,325
		29,461,144
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $70,856,505)	$69,546,280
CORPORATE BONDS - 14.6%
	Aerospace & Defense - 0.2%
	Boeing Co.
115,000	2.95%, 02/01/2030	$108,681
65,000	3.20%, 03/01/2029	62,738
10,000	3.65%, 03/01/2047	7,067
235,000	5.15%, 05/01/2030	238,801
284,000	5.71%, 05/01/2040	286,751
160,000	6.39%, 05/01/2031	170,880
		874,918
	Agriculture - 0.3%
95,000	BAT Capital Corp. 5.83%, 02/20/2031	99,388
	Philip Morris International, Inc.
130,000	4.38%, 11/01/2027	130,297
250,000	4.75%, 11/01/2031	251,490
290,000	5.13%, 02/15/2030	296,175
240,000	5.13%, 02/13/2031	245,453
75,000	5.38%, 02/15/2033	77,137
15,000	5.63%, 11/17/2029	15,556
95,000	5.63%, 09/07/2033	99,222
		1,214,718
	Beverages - 0.4%
100,000	Bacardi Ltd./Bacardi-Martini BV 5.40%, 06/15/2033(1)	99,108
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.6% - (continued)
	Beverages - 0.4% - (continued)
	Keurig Dr. Pepper, Inc.
$ 356,000	2.25%, 03/15/2031	$315,673
20,000	3.20%, 05/01/2030	18,819
9,000	3.80%, 05/01/2050	6,324
130,000	3.95%, 04/15/2029	127,676
170,000	4.05%, 04/15/2032	161,370
225,000	4.60%, 05/15/2030	223,437
45,000	5.15%, 05/15/2035	44,051
107,000	5.20%, 03/15/2031	108,321
194,000	5.30%, 03/15/2034	193,391
		1,298,170
	Commercial Banks - 2.8%
200,000	Banco Santander SA 4.87%, 04/15/2031	199,089
	Bank of America Corp.
25,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(2)	22,302
110,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(2)	97,526
405,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(2)	367,497
20,000	5.46%, 05/09/2036, (5.46% fixed rate until 05/09/2035; 6 mo. USD SOFR + 1.64% thereafter)(2)	20,417
315,000	Bank of New York Mellon Corp. 4.03%, 01/22/2030, (4.03% fixed rate until 01/22/2029; 6 mo. USD SOFR + 0.63% thereafter)(2)	311,717
400,000	CaixaBank SA 4.82%, 04/22/2032, (4.82% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.21% thereafter)(1)(2)	397,406
	Citigroup, Inc.
15,000	2.98%, 11/05/2030, (2.98% fixed rate until 11/05/2029; 6 mo. USD SOFR + 1.42% thereafter)(2)	14,193
445,000	4.50%, 09/11/2031, (4.50% fixed rate until 09/11/2030; 6 mo. USD SOFR + 1.17% thereafter)(2)	440,019
22,000	6.27%, 11/17/2033, (6.27% fixed rate until 11/17/2032; 6 mo. USD SOFR + 2.34% thereafter)(2)	23,517
	Goldman Sachs Group, Inc.
345,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 6 mo. USD SOFR + 1.09% thereafter)(2)	303,556
121,000	2.60%, 02/07/2030	112,749
55,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(2)	54,999
25,000	4.73%, 01/28/2031, 3 mo. USD SOFR +1.08%(2)	25,052
40,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(2)	40,460
50,000	5.07%, 01/21/2037, (5.07% fixed rate until 01/21/2036; 6 mo. USD SOFR + 1.19% thereafter)(2)	48,882
840,000	5.09%, 04/20/2034, (5.09% fixed rate until 04/20/2033; 6 mo. USD SOFR + 1.34% thereafter)(2)	838,020
95,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(2)	96,524

10

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.6% - (continued)
	Commercial Banks - 2.8% - (continued)
$ 275,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(2)	$279,475
15,000	5.56%, 11/19/2045, (5.56% fixed rate until 11/19/2044; 6 mo. USD SOFR + 1.58% thereafter)(2)	14,436
	HSBC Holdings PLC
200,000	2.85%, 06/04/2031, (2.85% fixed rate until 06/04/2030; 6 mo. USD SOFR + 2.39% thereafter)(2)	185,245
200,000	4.62%, 11/06/2031, (4.62% fixed rate until 11/06/2030; 6 mo. USD SOFR + 1.19% thereafter)(2)	198,131
325,000	4.68%, 03/10/2032, (4.68% fixed rate until 03/10/2031; 6 mo. USD SOFR + 1.21% thereafter)(2)	321,273
225,000	5.13%, 03/03/2031, (5.13% fixed rate until 03/03/2030; 6 mo. USD SOFR + 1.29% thereafter)(2)	227,827
	JP Morgan Chase & Co.
249,000	1.95%, 02/04/2032, (1.95% fixed rate until 02/04/2031; 6 mo. USD SOFR + 1.07% thereafter)(2)	219,707
215,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(2)	191,327
20,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(2)	18,096
175,000	4.26%, 10/22/2031, (4.26% fixed rate until 10/22/2030; 6 mo. USD SOFR + 0.93% thereafter)(2)	172,165
520,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(2)	520,598
165,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.08% thereafter)(2)	165,481
240,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(2)	242,959
475,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(2)	483,926
100,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(2)	101,777
50,000	5.19%, 02/05/2037, (5.19% fixed rate until 02/05/2036; 6 mo. USD SOFR + 1.30% thereafter)(2)	49,188
120,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(2)	121,633
175,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(2)	179,910
155,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(2)	160,705
	Morgan Stanley
22,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(2)	19,149
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.6% - (continued)
	Commercial Banks - 2.8% - (continued)
$ 40,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(2)	$34,786
332,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(2)	308,859
25,000	2.94%, 01/21/2033, (2.94% fixed rate until 01/21/2032; 6 mo. USD SOFR + 1.29% thereafter)(2)	22,553
100,000	3.77%, 01/24/2029, (3.77% fixed rate until 01/24/2028; 3 mo. USD Term SOFR + 1.40% thereafter)(2)	98,738
141,000	3.97%, 07/22/2038(2)	123,797
80,000	4.24%, 01/09/2030, (4.24% fixed rate until 01/09/2029; 6 mo. USD SOFR + 0.80% thereafter)(2)	79,184
45,000	4.36%, 10/22/2031, (4.36% fixed rate until 10/22/2030; 6 mo. USD SOFR + 1.07% thereafter)(2)	44,198
305,000	4.71%, 03/12/2032, (4.71% fixed rate until 03/12/2031; 6 mo. USD SOFR + 1.20% thereafter)(2)	302,647
170,000	4.81%, 04/16/2032, (4.81% fixed rate until 04/16/2031; 6 mo. USD SOFR + 1.18% thereafter)(2)	169,584
90,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(2)	91,492
120,000	5.30%, 04/10/2037, (5.30% fixed rate until 04/10/2036; 6 mo. USD SOFR + 1.41% thereafter)(2)	119,280
225,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(2)	229,135
235,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(2)	241,398
180,000	5.83%, 04/19/2035, (5.83% fixed rate until 04/19/2034; 6 mo. USD SOFR + 1.58% thereafter)(2)	187,280
475,000	Morgan Stanley Private Bank NA 4.21%, 02/08/2030, (4.21% fixed rate until 02/08/2029; 6 mo. USD SOFR + 0.76% thereafter)(2)	469,789
	Wells Fargo & Co.
75,000	4.48%, 04/04/2031, (4.48% fixed rate until 04/04/2030; 3 mo. USD Term SOFR + 4.03% thereafter)(2)	74,460
178,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(2)	181,454
150,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(2)	156,139
		10,221,706
	Commercial Services - 0.1%
355,000	Element Fleet Management Corp. 4.64%, 11/24/2030(1)	352,338
	Diversified Financial Services - 0.3%
360,000	Intercontinental Exchange, Inc. 2.65%, 09/15/2040	261,739
	Synchrony Financial
35,000	2.88%, 10/28/2031	30,755

11

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.6% - (continued)
	Diversified Financial Services - 0.3% - (continued)
$ 155,000	4.95%, 02/25/2032, (4.95% fixed rate until 02/25/2031; 6 mo. USD SOFR + 1.53% thereafter)(2)	$151,432
410,000	5.45%, 03/06/2031, (5.45% fixed rate until 03/06/2030; 6 mo. USD SOFR + 1.68% thereafter)(2)	411,115
245,000	6.00%, 07/29/2036, (6.00% fixed rate until 07/29/2035; 6 mo. USD SOFR + 2.07% thereafter)(2)	243,757
		1,098,798
	Electric - 3.2%
	Alabama Power Co.
55,000	3.45%, 10/01/2049	38,360
97,000	4.15%, 08/15/2044	79,135
245,000	4.30%, 03/15/2031	242,356
145,000	Arizona Public Service Co. 5.70%, 08/15/2034	149,919
210,000	CenterPoint Energy, Inc. 5.40%, 06/01/2029	215,355
65,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	60,896
	Consolidated Edison Co. of New York, Inc.
195,000	3.20%, 12/01/2051	127,073
80,000	5.50%, 03/15/2055	75,824
130,000	5.75%, 11/15/2055	127,272
	Duke Energy Corp.
715,000	2.55%, 06/15/2031	645,839
70,000	3.50%, 06/15/2051	46,892
120,000	3.75%, 09/01/2046	88,394
370,000	4.95%, 09/15/2035	362,003
	Duke Energy Indiana LLC
45,000	2.75%, 04/01/2050	27,224
82,000	3.25%, 10/01/2049	55,203
40,000	6.45%, 04/01/2039	43,568
70,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	66,659
	Duke Energy Progress LLC
40,000	2.00%, 08/15/2031	35,312
40,000	4.20%, 08/15/2045	32,494
	Edison International
240,000	4.80%, 03/15/2031	234,272
250,000	6.25%, 03/15/2030	258,421
	Eversource Energy
55,000	4.45%, 12/15/2030	54,195
220,000	5.13%, 05/15/2033	220,292
	FirstEnergy Corp.
70,000	3.90%, 07/15/2027(3)	69,515
45,000	4.85%, 07/15/2047(3)	38,677
	Georgia Power Co.
85,000	4.00%, 10/01/2028	84,472
71,000	4.30%, 03/15/2042	61,325
35,000	4.55%, 03/15/2030	35,099
219,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	191,886
	Ohio Edison Co.
85,000	4.95%, 12/15/2029(1)	85,905
50,000	5.50%, 01/15/2033(1)	51,286
	Ohio Power Co.
350,000	5.00%, 06/01/2033	349,389
20,000	5.65%, 06/01/2034	20,542
	Pacific Gas & Electric Co.
730,000	2.50%, 02/01/2031	656,677
175,000	3.25%, 06/01/2031	161,978
102,000	3.30%, 08/01/2040	76,306
85,000	3.50%, 08/01/2050	56,148
90,000	4.50%, 07/01/2040	77,398
35,000	4.60%, 06/15/2043	28,832
50,000	4.75%, 02/15/2044	41,779
65,000	5.05%, 10/15/2032	64,804
300,000	5.80%, 05/15/2034	307,658
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.6% - (continued)
	Electric - 3.2% - (continued)
$ 170,000	6.10%, 01/15/2029	$175,680
75,000	6.10%, 10/15/2055	72,362
94,000	6.15%, 01/15/2033	98,539
75,000	6.15%, 03/01/2055	72,815
145,000	6.75%, 01/15/2053	151,401
31,000	6.95%, 03/15/2034	33,981
	PacifiCorp
21,000	4.13%, 01/15/2049	15,837
35,000	5.10%, 04/15/2031	35,372
165,000	5.45%, 04/15/2033	168,100
70,000	5.80%, 04/15/2036	71,850
	Pinnacle West Capital Corp.
139,000	4.90%, 05/15/2028	140,204
180,000	5.15%, 05/15/2030	183,061
245,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	243,308
	Public Service Enterprise Group, Inc.
20,000	5.45%, 04/01/2034	20,438
95,000	6.13%, 10/15/2033	100,836
405,000	Puget Energy, Inc. 5.73%, 03/15/2035	407,405
	Southern California Edison Co.
77,000	2.25%, 06/01/2030	69,739
20,000	2.75%, 02/01/2032	17,791
242,000	3.65%, 02/01/2050	165,523
40,000	3.90%, 03/15/2043	30,300
99,000	4.00%, 04/01/2047	73,092
270,000	4.13%, 03/01/2048	201,586
85,000	4.65%, 10/01/2043	70,905
195,000	5.15%, 06/01/2029	197,306
100,000	5.45%, 03/01/2035	99,839
131,000	5.45%, 06/01/2052	115,726
173,000	5.70%, 03/01/2053	158,465
25,000	5.90%, 03/01/2055	23,536
	Southern Co.
123,000	3.70%, 04/30/2030	119,180
70,000	4.85%, 03/15/2035	68,114
335,000	Southern Power Co. 4.90%, 10/01/2035	324,409
	Southwestern Electric Power Co.
80,000	5.20%, 04/01/2036	78,924
110,000	5.30%, 04/01/2033	111,556
125,000	5.90%, 04/01/2056	121,414
	Virginia Electric & Power Co.
92,000	2.45%, 12/15/2050	51,548
20,000	4.20%, 05/15/2045	16,191
230,000	4.90%, 09/15/2035	225,012
585,000	4.95%, 03/15/2036	570,309
70,000	5.00%, 01/15/2034	69,903
170,000	5.15%, 03/15/2035	170,097
39,000	5.45%, 04/01/2053	36,549
160,000	WEC Energy Group, Inc. 4.75%, 01/15/2028	160,892
	Xcel Energy, Inc.
30,000	4.60%, 06/01/2032	29,531
255,000	5.60%, 04/15/2035	259,701
55,000	6.50%, 07/01/2036	59,282
		11,434,243
	Energy-Alternate Sources - 0.0%
84,000	Pacific Gas & Electric Co. 4.30%, 03/15/2045	65,736
	Environmental Control - 0.0%
90,000	Veralto Corp. 5.50%, 09/18/2026	90,291
	Food - 0.5%
125,000	Campbell's Co. 5.40%, 03/21/2034	121,526
	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
60,000	5.50%, 01/15/2036	59,809
85,000	5.63%, 03/10/2037(1)	84,844

12

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.6% - (continued)
	Food - 0.5% - (continued)
$ 45,000	6.25%, 03/01/2056	$43,423
525,000	6.38%, 04/15/2066	505,474
19,000	6.75%, 03/15/2034	20,649
85,000	7.25%, 11/15/2053	92,677
	Mars, Inc.
70,000	5.00%, 03/01/2032(1)	71,012
115,000	5.20%, 03/01/2035(1)	116,026
630,000	5.65%, 05/01/2045(1)	619,905
		1,735,345
	Gas - 0.4%
	Brooklyn Union Gas Co.
25,000	4.27%, 03/15/2048(1)	19,502
185,000	4.87%, 08/05/2032(1)	181,188
105,000	CenterPoint Energy Resources Corp. 1.75%, 10/01/2030	93,285
395,000	MPLX LP 5.50%, 06/01/2034	399,829
	NiSource, Inc.
150,000	1.70%, 02/15/2031	130,723
15,000	4.38%, 05/15/2047	12,207
20,000	5.35%, 04/01/2034	20,429
220,000	5.35%, 07/15/2035	222,013
50,000	5.40%, 06/30/2033	51,243
	Southern California Gas Co.
75,000	5.75%, 06/01/2053	72,867
150,000	6.00%, 06/15/2055	150,448
195,000	Southern Co. Gas Capital Corp. 5.10%, 09/15/2035	192,739
		1,546,473
	Healthcare - Products - 0.2%
245,000	Augusta SpinCo Corp. 4.66%, 03/23/2031	244,467
456,000	Thermo Fisher Scientific, Inc. 4.47%, 10/07/2032	450,765
		695,232
	Healthcare - Services - 0.1%
	Humana, Inc.
95,000	5.55%, 05/01/2035	94,394
175,000	5.95%, 03/15/2034	179,525
		273,919
	Insurance - 0.3%
165,000	Allstate Corp. 4.50%, 06/15/2043	141,251
	Athene Global Funding
167,000	2.55%, 11/19/2030(1)	148,469
95,000	5.53%, 07/11/2031(1)	95,425
	Athene Holding Ltd.
50,000	3.50%, 01/15/2031	46,524
180,000	5.88%, 01/15/2034(5)	181,090
100,000	Equitable Holdings, Inc. 4.57%, 02/15/2029(1)	99,090
	GA Global Funding Trust
150,000	4.50%, 09/18/2030(1)	145,593
185,000	5.20%, 12/09/2031(1)	182,593
135,000	Global Atlantic Fin Co. 3.13%, 06/15/2031(1)	120,160
		1,160,195
	Internet - 0.8%
	Alphabet, Inc.
310,000	5.30%, 05/15/2065	282,350
375,000	5.70%, 11/15/2075	358,891
75,000	5.75%, 02/15/2066	72,970
615,000	Amazon.com, Inc. 5.95%, 03/13/2066	606,596
	Meta Platforms, Inc.
400,000	5.55%, 08/15/2064	353,092
25,000	5.63%, 11/15/2055	22,955
535,000	5.75%, 11/15/2065	486,804
825,000	6.45%, 05/15/2066	823,230
		3,006,888
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.6% - (continued)
	Investment Company Security - 0.3%
	Ares Strategic Income Fund
$ 310,000	5.15%, 01/15/2031(1)	$295,960
340,000	5.55%, 04/15/2031(1)	329,803
270,000	5.80%, 09/09/2030(1)	265,460
	Blackstone Private Credit Fund
160,000	5.95%, 07/16/2029	160,099
175,000	5.95%, 05/15/2031	172,112
		1,223,434
	Machinery-Diversified - 0.2%
	Westinghouse Air Brake Technologies Corp.
265,000	4.90%, 05/29/2030	268,155
260,000	5.61%, 03/11/2034	268,124
		536,279
	Media - 0.6%
	Charter Communications Operating LLC/Charter Communications Operating Capital
75,000	3.50%, 03/01/2042	51,060
20,000	3.70%, 04/01/2051	12,271
83,000	3.85%, 04/01/2061	47,961
380,000	4.40%, 12/01/2061	242,614
275,000	5.13%, 07/01/2049	210,164
105,000	5.38%, 05/01/2047	83,933
575,000	5.75%, 04/01/2048	481,304
60,000	6.38%, 10/23/2035	60,623
	Comcast Corp.
45,000	2.80%, 01/15/2051	25,563
380,000	2.89%, 11/01/2051	218,229
25,000	3.45%, 02/01/2050	16,399
132,000	3.75%, 04/01/2040	106,959
150,000	4.65%, 02/15/2033	148,224
5,000	4.95%, 10/15/2058	4,074
	Cox Communications, Inc.
50,000	5.80%, 12/15/2053(1)	42,202
235,000	5.95%, 09/01/2054(1)	201,910
271,000	Paramount Global 5.85%, 09/01/2043	198,932
		2,152,422
	Mining - 0.2%
100,000	BHP Billiton Finance USA Ltd. 4.90%, 02/28/2033	100,518
	Glencore Funding LLC
120,000	5.37%, 04/04/2029(1)	122,397
105,000	5.63%, 04/04/2034(1)	107,914
335,000	6.38%, 10/06/2030(1)	355,117
90,000	6.50%, 10/06/2033(1)	97,669
		783,615
	Oil & Gas - 0.4%
190,000	Aker BP ASA 5.25%, 10/30/2035(1)	185,567
	ConocoPhillips Co.
316,000	3.80%, 03/15/2052	230,988
118,000	4.03%, 03/15/2062	85,011
25,000	5.70%, 09/15/2063	24,109
	Diamondback Energy, Inc.
270,000	5.40%, 04/18/2034	275,486
200,000	5.90%, 04/18/2064	192,935
35,000	6.25%, 03/15/2053	35,738
187,000	Equinor ASA 3.63%, 04/06/2040	155,910
200,000	Saudi Arabian Oil Co. 6.38%, 06/02/2055(1)	203,772
		1,389,516
	Pharmaceuticals - 0.2%
	Cardinal Health, Inc.
360,000	4.50%, 09/15/2030	358,139
300,000	5.00%, 11/15/2029	304,424

13

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.6% - (continued)
	Pharmaceuticals - 0.2% - (continued)
	Viatris, Inc.
$ 36,000	3.85%, 06/22/2040	$27,652
275,000	4.00%, 06/22/2050	182,513
		872,728
	Pipelines - 0.7%
	Columbia Pipelines Holding Co. LLC
130,000	5.00%, 11/17/2032(1)	129,104
118,000	5.10%, 10/01/2031(1)	119,044
	Energy Transfer LP
78,000	5.00%, 05/15/2050	65,158
25,000	5.15%, 03/15/2045	21,918
21,000	7.50%, 07/01/2038	24,254
200,000	Greensaif Pipelines Bidco SARL 6.13%, 02/23/2038(6)	207,085
	MPLX LP
5,000	4.80%, 02/15/2031	5,006
270,000	5.00%, 01/15/2033	268,729
25,000	5.20%, 03/01/2047	22,047
15,000	5.50%, 02/15/2049	13,608
	ONEOK, Inc.
190,000	4.75%, 10/15/2031	188,835
495,000	5.05%, 11/01/2034	485,196
45,000	6.00%, 06/15/2035	47,118
80,000	6.05%, 09/01/2033	84,150
50,000	6.63%, 09/01/2053	51,493
	Targa Resources Corp.
110,000	4.35%, 04/15/2031	107,823
195,000	5.40%, 07/30/2036	193,954
130,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	123,769
	Williams Cos., Inc.
160,000	5.15%, 03/15/2036	157,695
90,000	5.65%, 03/15/2033	93,201
		2,409,187
	Real Estate Investment Trusts - 0.2%
	Prologis Targeted U.S. Logistics Fund LP
110,000	4.25%, 01/15/2031(1)	107,860
285,000	4.75%, 01/15/2036(1)	273,166
360,000	Realty Income Corp. 4.50%, 02/01/2033	352,005
		733,031
	Semiconductors - 0.6%
	Broadcom, Inc.
310,000	4.20%, 10/15/2030	306,156
65,000	5.05%, 07/12/2029	66,260
210,000	5.20%, 07/15/2035	211,812
310,000	Foundry JV Holdco LLC 6.15%, 01/25/2032(1)	326,136
	Intel Corp.
26,000	2.00%, 08/12/2031	22,687
294,000	3.25%, 11/15/2049	189,713
478,000	3.73%, 12/08/2047	342,309
105,000	4.10%, 05/11/2047	79,780
95,000	4.75%, 03/25/2050	78,059
35,000	5.30%, 05/15/2036	34,853
15,000	5.63%, 02/10/2043	14,448
25,000	5.70%, 02/10/2053	23,385
395,000	NVIDIA Corp. 3.50%, 04/01/2040	329,353
		2,024,951
	Software - 0.9%
	Oracle Corp.
306,000	3.60%, 04/01/2040	220,654
290,000	3.60%, 04/01/2050	173,630
33,000	3.65%, 03/25/2041	23,411
267,000	3.80%, 11/15/2037	211,126
215,000	3.95%, 03/25/2051	135,145
93,000	4.30%, 07/08/2034	82,722
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.6% - (continued)
	Software - 0.9% - (continued)
$ 440,000	4.70%, 09/27/2034	$401,828
460,000	4.80%, 09/26/2032	437,398
295,000	5.35%, 05/04/2033	286,849
115,000	5.50%, 09/27/2064	87,489
70,000	5.55%, 02/06/2053	55,683
25,000	5.95%, 09/26/2055	20,941
135,000	6.00%, 08/03/2055	113,183
40,000	6.10%, 09/26/2065	33,045
85,000	6.13%, 08/03/2065	70,866
530,000	6.85%, 02/04/2066	486,960
	Salesforce, Inc.
285,000	6.40%, 03/15/2046	284,855
165,000	6.70%, 03/15/2066	165,675
		3,291,460
	Telecommunications - 0.5%
100,000	AT&T, Inc. 6.30%, 10/30/2066	98,634
275,000	HUT 8 DC LLC 6.19%, 11/15/2042(1)	277,276
375,000	Orange SA 4.25%, 01/13/2031(1)	367,786
730,000	Road Michigan Property Owner I LLC 7.50%, 03/30/2045(1)	730,000
265,000	T-Mobile USA, Inc. 2.55%, 02/15/2031	240,957
		1,714,653
	Transportation - 0.1%
	Fedex Freight Holding Co., Inc.
175,000	4.65%, 03/15/2031(1)	172,544
155,000	4.95%, 03/15/2033(1)	152,243
		324,787
	Trucking & Leasing - 0.1%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
115,000	4.55%, 01/15/2031(1)	113,805
65,000	6.05%, 08/01/2028(1)	66,850
		180,655
	Total Corporate Bonds (cost $53,819,865)	$52,705,688
FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
	Israel - 0.2%
	Israel Government International Bonds
200,000	2.75%, 07/03/2030	$184,351
305,000	5.38%, 03/12/2029	310,270
200,000	State of Israel 3.80%, 05/13/2060(6)	130,911
		625,532
	Mexico - 0.7%
	Mexico Government International Bonds
1,365,000	5.38%, 03/22/2033	1,338,450
315,000	5.38%, 03/22/2033	308,889
340,000	5.63%, 02/09/2034	335,638
200,000	5.63%, 09/22/2035	195,300
265,000	6.00%, 05/07/2036	265,729
		2,444,006
	Poland - 0.0%
110,000	Republic of Poland Government International Bonds 6.13%, 04/14/2056	110,299
	Romania - 0.1%
470,000	Romania Government International Bonds 3.63%, 03/27/2032(6)	421,749
	Total Foreign Government Obligations (cost $3,602,280)	$3,601,586

14

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 31.3%
	Mortgage-Backed Agencies - 31.3%
	Federal Home Loan Mortgage Corp. - 6.9%
$ 222,939	0.96%, 11/25/2030(2)(4)	$7,326
1,655	1.13%, 12/15/2027	1,627
1,386,602	1.20%, 06/25/2030(2)(4)	54,042
93,764	1.23%, 01/25/2030(2)(4)	3,306
2,110	1.25%, 12/15/2027	2,072
1,505,514	1.47%, 06/25/2030(2)(4)	70,076
371,925	1.50%, 12/25/2050	302,059
1,072,706	1.53%, 05/25/2030(2)(4)	53,123
1,198,636	1.67%, 05/25/2030(2)(4)	63,302
161,212	1.75%, 04/25/2030(2)(4)	8,510
259,239	2.00%, 05/01/2036	238,269
892,282	2.00%, 11/01/2036	819,508
329,749	2.00%, 07/25/2050	290,455
185,766	2.00%, 10/01/2051	150,362
1,947,665	2.00%, 12/01/2051	1,565,841
2,911,879	2.00%, 01/01/2052	2,343,192
14,767	2.50%, 12/15/2042	13,550
807,645	2.50%, 09/01/2051	677,072
865,000	4.16%, 10/25/2030(2)	860,548
870,000	4.29%, 07/25/2030(2)	869,819
860,000	4.34%, 09/25/2030(2)	861,934
1,366,055	4.50%, 08/01/2052	1,318,323
5,123,401	4.50%, 05/01/2053	4,954,410
635,916	5.00%, 08/25/2052	636,937
1,563,468	5.00%, 11/01/2052	1,543,771
567,676	5.50%, 06/01/2040	580,412
84,893	5.50%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(2)	85,395
3,364,299	5.50%, 05/01/2054	3,384,799
640,000	6.55%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	650,972
270,000	7.00%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	276,075
400,000	7.05%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	404,348
380,000	7.20%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	391,502
165,000	7.65%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	170,557
700,000	8.15%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	726,467
540,000	8.65%, 03/25/2052, 30 day USD SOFR Average + 5.00%(1)(2)	566,775
		24,946,736
	Federal National Mortgage Association - 6.2%
9,144	1.25%, 02/25/2028	8,970
1,777	1.50%, 09/25/2027	1,751
779,178	2.00%, 02/01/2037	715,625
121,217	2.00%, 10/01/2051	97,576
437,798	2.00%, 11/01/2051	350,541
4,893,596	2.00%, 04/01/2052	3,928,343
824,365	2.50%, 02/01/2052	691,071
1,069,832	2.50%, 05/01/2052	897,710
844,431	2.50%, 06/01/2052	711,497
810,028	2.50%, 07/01/2052	681,218
701,375	2.50%, 08/01/2052	590,586
282,000	3.00%, 12/25/2045	255,759
286,647	3.00%, 10/25/2046	259,327
313,000	3.00%, 03/25/2047	274,833
157,754	3.00%, 03/01/2050	139,709
1,596,161	3.00%, 11/01/2051	1,409,839
401,454	3.50%, 08/01/2043	378,641
735,000	4.50%, 12/25/2041	727,482
2,506,641	4.50%, 12/01/2052	2,422,155
1,954,732	5.50%, 07/01/2040	1,997,436
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 31.3% - (continued)
	Mortgage-Backed Agencies - 31.3% - (continued)
	Federal National Mortgage Association - 6.2% - (continued)
$ 1,992,463	5.50%, 06/01/2053	$2,009,337
3,715,932	5.50%, 04/01/2054	3,737,390
		22,286,796
	Government National Mortgage Association - 5.9%
1,876,784	2.00%, 12/20/2050	1,544,801
1,260,000	2.00%, 05/20/2056(7)	1,036,413
1,699,205	2.50%, 03/20/2051	1,456,199
1,041,071	2.50%, 07/20/2051	892,185
2,529,723	2.50%, 09/20/2051	2,169,190
1,586,849	3.00%, 04/20/2051	1,414,498
343,908	3.00%, 05/20/2051	306,553
1,729,044	3.00%, 10/20/2051	1,541,227
2,598,866	3.50%, 08/20/2052	2,369,976
641,732	5.00%, 09/20/2051	640,236
2,422,720	5.00%, 09/20/2054	2,404,981
2,642,040	5.50%, 12/20/2054	2,667,390
2,799,444	5.50%, 02/20/2056	2,821,811
		21,265,460
	Uniform Mortgage-Backed Security - 12.3%
1,300,000	2.50%, 05/01/2041(7)	1,223,173
1,008,000	2.50%, 05/01/2056(7)	843,900
750,000	3.00%, 03/01/2037(7)	714,167
3,410,000	3.00%, 05/01/2056(7)	2,984,747
2,850,000	3.50%, 05/01/2056(7)	2,593,889
1,670,000	4.00%, 05/01/2039(7)	1,626,934
1,990,000	4.50%, 05/01/2056(7)	1,913,993
990,000	4.50%, 06/01/2056(7)	951,492
4,210,000	5.00%, 05/01/2056(7)	4,147,230
11,705,000	5.50%, 05/01/2056(7)	11,763,225
10,210,000	6.00%, 05/01/2056(7)	10,422,700
5,090,000	6.00%, 06/01/2056(7)	5,190,669
		44,376,119
	Total U.S. Government Agencies (cost $114,462,600)	$112,875,111
U.S. GOVERNMENT SECURITIES - 43.7%
	U.S. Treasury Securities - 43.7%
	U.S. Treasury Bonds - 16.2%
4,350,000	1.13%, 08/15/2040	$2,694,621
2,830,000	1.38%, 11/15/2040	1,810,095
1,010,000	1.38%, 08/15/2050	487,917
2,455,000	1.63%, 11/15/2050	1,265,284
2,675,000	1.88%, 02/15/2041	1,839,898
630,000	2.00%, 02/15/2050	362,521
4,290,000	2.00%, 08/15/2051	2,411,617
1,248,000	2.38%, 11/15/2049	786,045
1,105,000	2.50%, 02/15/2045	767,457
2,415,000	2.50%, 05/15/2046	1,642,860
1,935,000	2.88%, 05/15/2052	1,324,568
4,720,000	3.00%, 02/15/2047	3,483,212
1,525,000	3.00%, 02/15/2048	1,112,416
6,105,000	3.00%, 08/15/2052	4,284,231
1,080,000	3.13%, 05/15/2048	803,925
385,000	3.38%, 11/15/2048	298,300
1,825,000	3.63%, 08/15/2043	1,545,262
1,840,000	3.63%, 02/15/2044	1,548,978
1,464,000	3.75%, 11/15/2043	1,257,839
4,090,000	3.88%, 08/15/2040	3,719,504
900,000	4.13%, 08/15/2044	809,156
350,000	4.25%, 05/15/2039	337,340
1,475,000	4.25%, 02/15/2054	1,304,568
510,000	4.50%, 08/15/2039	501,952
1,305,000	4.50%, 02/15/2044	1,236,589
3,570,000	4.50%, 11/15/2054	3,293,186

15

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 43.7% - (continued)
	U.S. Treasury Securities - 43.7% - (continued)
	U.S. Treasury Bonds - 16.2% - (continued)
$ 1,100,000	4.63%, 02/15/2046		$1,050,500
2,595,000	5.00%, 05/15/2045		2,605,137
12,850,000	6.13%, 08/15/2029		13,707,336
			58,292,314
	U.S. Treasury Inflation-Indexed Bonds - 1.2%
42,634	0.63%, 02/15/2043(8)		31,522
3,043,788	0.75%, 02/15/2042(8)		2,354,914
749,255	0.75%, 02/15/2045(8)		539,408
1,591,202	1.38%, 02/15/2044(8)		1,320,556
			4,246,400
	U.S. Treasury Notes - 26.3%
8,143,000	0.38%, 09/30/2027		7,756,844
1,200,000	1.50%, 02/15/2030		1,097,109
1,860,000	1.88%, 02/28/2029		1,759,153
4,565,000	2.75%, 08/15/2032		4,210,143
9,873,000	3.50%, 09/30/2026(9)		9,862,732
1,275,000	3.50%, 03/15/2029		1,260,955
2,785,000	3.63%, 12/31/2030		2,739,417
5,100,000	3.75%, 05/15/2028		5,085,855
4,300,000	3.75%, 05/31/2030		4,262,207
4,235,000	3.75%, 12/31/2030		4,186,529
1,175,000	3.75%, 02/28/2033		1,143,973
3,555,000	4.00%, 05/31/2030		3,557,222
2,800,000	4.00%, 07/31/2032		2,776,156
5,100,000	4.00%, 02/15/2034		5,009,555
4,150,000	4.00%, 11/15/2035		4,027,445
1,700,000	4.13%, 03/31/2031		1,706,906
5,190,000	4.25%, 01/31/2030		5,240,481
7,990,000	4.25%, 11/15/2034(10)		7,950,050
6,650,000	4.38%, 01/31/2032		6,739,619
5,136,000	4.38%, 05/15/2034		5,167,899
2,695,000	4.50%, 11/15/2033		2,738,478
6,510,000	4.63%, 05/31/2031		6,680,888
			94,959,616
	Total U.S. Government Securities (cost $166,689,616)		$157,498,330
	Total Long-Term Investments (cost $409,430,866)		$396,226,995
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.6%
2,224,179
Fixed Income Clearing Corp. Repurchase
Agreement dated 04/30/2026 at 3.64%,
due on 05/01/2026 with a maturity value of
$2,224,404; collateralized by U.S. Treasury
Note at 3.88%, maturing 06/15/2028, with
a market value of $2,268,775
			$2,224,179
	Securities Lending Collateral - 0.1%
188,100	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(11)		188,100
	Total Short-Term Investments (cost $2,412,279)		$2,412,279
	Total Investments (cost $411,843,145)	110.6%	$398,639,274
	Other Assets and Liabilities	(10.6)%	(38,247,217)
	Net Assets	100.0%	$360,392,057
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$75,195,205, representing 20.9% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Securities disclosed are interest-only strips.
(5)	Represents entire or partial securities on loan.
(6)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the aggregate value of these securities was $759,745, representing 0.2% of net assets.

(7)	Represents or includes a TBA transaction.
(8)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2026, the market value of securities pledged was $1,598,336.
(10)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2026, the market value of securities pledged was $268,650.
(11)	Current yield as of period end.

16

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Ultra Future	30	06/18/2026	$3,385,781	$(31,804)
U.S. Treasury Ultra Bond Future	56	06/18/2026	6,441,750	(229,207)
Total				$(261,011)
Short position contracts:
U.S. Treasury 2-Year Note Future	(22)	06/30/2026	$(4,556,750)	$12,675
U.S. Treasury 5-Year Note Future	(103)	06/30/2026	(11,107,102)	11,871
U.S. Treasury 10-Year Note Future	(28)	06/18/2026	(3,096,625)	31,085
U.S. Treasury Long Bond Future	(3)	06/18/2026	(338,531)	3,652
Total				$59,283
Total futures contracts				$(201,728)

TBA Sale Commitments Outstanding at April 30, 2026
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Uniform Mortgage-Backed Security, 4.00%	$790,000	05/01/2056	$(740,779)	$1,018
Total TBA sale commitments (proceeds receivable $741,797)			$(740,779)	$1,018
At April 30, 2026, the aggregate market value of TBA Sale Commitments represents (0.2)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.IG.S45.V1	USD	5,125,000	1.00%	12/20/2030	Quarterly	$98,335	$—	$113,339	$15,004
Total						$98,335	$—	$113,339	$15,004
Credit default swaps on single-name issues:
Sell protection:
Oracle Corp. (BBB)	USD	920,000	1.00%	12/20/2030	Quarterly	$—	$(9,703)	$(23,487)	$(13,784)
Total						$—	$(9,703)	$(23,487)	$(13,784)
Total centrally cleared credit default swap contracts						$98,335	$(9,703)	$89,852	$1,220

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
4.16% Fixed	12 Mo. USD SOFR	USD	4,060,000	03/19/2045	Annual	$—	$(7,345)	$27,157	$34,502
4.16% Fixed	12 Mo. USD SOFR	USD	375,000	04/09/2046	Annual	—	(382)	3,217	3,599
2.97% Fixed	12 Mo. USD SOFR	USD	1,330,000	03/15/2053	Annual	2,799	—	269,849	267,050
2.88% Fixed	12 Mo. USD SOFR	USD	380,000	03/15/2053	Annual	3,996	—	82,664	78,668
3.25% Fixed	12 Mo. USD SOFR	USD	495,000	06/21/2053	Annual	—	(4,878)	81,064	85,942
3.59% Fixed	12 Mo. USD SOFR	USD	570,000	09/20/2053	Annual	2,236	—	59,286	57,050
Total centrally cleared interest rate swaps contracts						$9,031	$(12,605)	$523,237	$526,811
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

17

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$69,546,280	$—	$69,546,280	$—
Corporate Bonds	52,705,688	—	52,705,688	—
Foreign Government Obligations	3,601,586	—	3,601,586	—
U.S. Government Agencies	112,875,111	—	112,875,111	—
U.S. Government Securities	157,498,330	—	157,498,330	—
Short-Term Investments	2,412,279	188,100	2,224,179	—
Futures Contracts(2)	59,283	59,283	—	—
Swaps - Credit Default(2)	15,004	—	15,004	—
Swaps - Interest Rate(2)	526,811	—	526,811	—
Total	$399,240,372	$247,383	$398,992,989	$—
Liabilities
Futures Contracts(2)	$(261,011)	$(261,011)	$—	$—
Swaps - Credit Default(2)	(13,784)	—	(13,784)	—
TBA Sale Commitments	(740,779)	—	(740,779)	—
Total	$(1,015,574)	$(261,011)	$(754,563)	$—

(1)	For the period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

18

Hartford Dynamic Bond ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2%
	Aerospace & Defense - 0.5%
$ 120,000	Boeing Co. 6.39%, 05/01/2031	$128,160
135,000	Hexcel Corp. 4.90%, 05/15/2031	135,072
		263,232
	Agriculture - 0.4%
120,000	Bunge Ltd. Finance Corp. 4.80%, 03/19/2033	119,258
125,000	Philip Morris International, Inc. 5.13%, 02/15/2030	127,662
		246,920
	Airlines - 0.3%
175,000	American Airlines Pass-Through Trust 5.25%, 05/10/2040	174,781
	Auto Manufacturers - 1.6%
	American Honda Finance Corp.
150,000	1.80%, 01/13/2031	130,786
130,000	5.20%, 04/08/2033	129,894
	Ford Motor Co.
205,000	3.25%, 02/12/2032	179,884
195,000	4.75%, 01/15/2043	150,609
310,000	Hyundai Capital America 5.00%, 04/07/2031(1)	310,820
		901,993
	Auto Parts & Equipment - 0.1%
35,000	American Axle & Manufacturing, Inc. 6.38%, 10/15/2032(1)	34,937
	Biotechnology - 0.1%
75,000	Royalty Pharma PLC 2.15%, 09/02/2031	65,759
	Chemicals - 1.7%
	FMC Corp.
25,000	3.45%, 10/01/2029	22,623
35,000	4.50%, 10/01/2049	21,864
	OCP SA
200,000	3.75%, 06/23/2031(2)	183,614
200,000	6.74%, 04/22/2031, (6.74% fixed rate until 04/22/2031; 5 yr. USD CMT + 2.75% thereafter)(1)(3)(4)	199,133
200,000	7.37%, 04/22/2036, (7.37% fixed rate until 04/22/2036; 5 yr. USD CMT + 3.22% thereafter)(1)(3)(4)(5)	198,752
	Olin Corp.
25,000	5.00%, 02/01/2030	24,230
50,000	6.63%, 04/01/2033(1)	49,533
200,000	Olympus Water U.S. Holding Corp. 6.75%, 08/01/2032(1)	193,855
25,000	SCIH Salt Holdings, Inc. 4.88%, 05/01/2028(1)	24,755
		918,359
	Commercial Banks - 6.4%
400,000	Banco Bilbao Vizcaya Argentaria SA 4.97%, 05/08/2031	400,145
200,000	Banco Santander SA 4.87%, 04/15/2031	199,089
320,000	Bank of New York Mellon Corp. 4.54%, 04/23/2032, (4.54% fixed rate until 04/23/2031; 6 mo. USD SOFR + 0.90% thereafter)(4)	318,775
420,000	BNP Paribas SA 7.20%, 04/17/2036, (7.20% fixed rate until 04/17/2036; 5 yr. USD CMT + 2.94% thereafter)(1)(3)(4)	422,464
280,000	Deutsche Bank AG 5.06%, 04/14/2032, (5.06% fixed rate until 04/14/2031; 6 mo. USD SOFR + 1.41% thereafter)(4)	279,688
	Goldman Sachs Group, Inc.
265,000	5.09%, 04/20/2034, (5.09% fixed rate until 04/20/2033; 6 mo. USD SOFR + 1.34% thereafter)(4)	264,375
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Commercial Banks - 6.4% - (continued)
$ 145,000	5.39%, 02/02/2041, (5.39% fixed rate until 02/02/2036; 5 yr. USD CMT + 1.18% thereafter)(4)	$141,137
270,000	JP Morgan Chase & Co. 5.15%, 04/23/2037, (5.15% fixed rate until 04/23/2036; 6 mo. USD SOFR + 1.26% thereafter)(4)	268,387
270,000	Manufacturers & Traders Trust Co. 4.55%, 04/18/2030, (4.55% fixed rate until 04/18/2029; 6 mo. USD SOFR + 0.94% thereafter)(4)	269,295
	Morgan Stanley
210,000	5.30%, 04/10/2037, (5.30% fixed rate until 04/10/2036; 6 mo. USD SOFR + 1.41% thereafter)(4)	208,740
75,000	5.31%, 01/18/2041, (5.31% fixed rate until 01/18/2036; 5 yr. USD CMT + 1.17% thereafter)(4)	72,991
250,000	Royal Bank of Canada 4.40%, 04/17/2030, (4.40% fixed rate until 04/17/2029; 6 mo. USD SOFR + 0.84% thereafter)(4)	248,950
410,000	UBS Group AG 7.00%, 02/05/2035, (7.00% fixed rate until 02/05/2035; 5 yr. USD ICE Swap + 3.30% thereafter)(1)(3)(4)	417,239
		3,511,275
	Commercial Services - 0.7%
70,000	ADT Security Corp. 4.88%, 07/15/2032(1)	66,666
30,000	Block, Inc. 3.50%, 06/01/2031	27,244
190,000	Element Fleet Management Corp. 4.64%, 11/24/2030(1)	188,575
130,000	S&P Global, Inc. 2.90%, 03/01/2032	118,709
		401,194
	Construction Materials - 0.5%
60,000	Builders FirstSource, Inc. 4.25%, 02/01/2032(1)	55,658
165,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(1)	163,092
50,000	Standard Industries, Inc. 4.38%, 07/15/2030(1)	47,739
		266,489
	Diversified Financial Services - 2.9%
195,000	Aircastle Ltd./Aircastle Ireland DAC 5.00%, 05/15/2031(1)	193,698
305,000	American Express Co. 4.44%, 05/03/2030, 6 mo. USD SOFR + 0.81%(4)	304,415
70,000	Azorra Finance Ltd. 6.25%, 02/15/2034(1)	67,259
50,000	Bread Financial Holdings, Inc. 6.75%, 05/15/2031(1)	51,082
65,000	Capital One Financial Corp. 4.72%, 01/30/2032, (4.72% fixed rate until 01/30/2031; 6 mo. USD SOFR + 1.15% thereafter)(4)	64,229
165,000	Freedom Mortgage Holdings LLC 6.88%, 05/01/2031(1)	159,157
	OneMain Finance Corp.
145,000	4.00%, 09/15/2030	133,374
95,000	6.75%, 09/15/2033	93,442
60,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 3.88%, 03/01/2031(1)	55,704
480,000	Synchrony Financial 4.95%, 02/25/2032, (4.95% fixed rate until 02/25/2031; 6 mo. USD SOFR + 1.53% thereafter)(4)	468,950
		1,591,310
	Electric - 4.5%
65,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	60,896
125,000	Dayton Power & Light Co. 4.55%, 08/15/2030	123,066

19

Hartford Dynamic Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Electric - 4.5% - (continued)
	Dominion Energy, Inc.
$ 105,000	6.20%, 02/15/2056, (6.20% fixed rate until 11/15/2035; 5 yr. USD CMT + 2.01% thereafter)(4)(5)	$105,194
100,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(4)	103,612
120,000	Edison International 5.00%, 05/05/2028	120,042
135,000	Electricite de France SA 5.25%, 04/22/2036(1)	132,650
141,000	EUSHI Finance, Inc. 6.25%, 04/01/2056, (6.25% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.51% thereafter)(4)	139,643
200,000	National Rural Utilities Cooperative Finance Corp. 4.40%, 05/11/2029	200,127
135,000	NRG Energy, Inc. 4.96%, 04/30/2031(1)	134,073
	Pacific Gas & Electric Co.
275,000	2.50%, 02/01/2031	247,378
50,000	4.00%, 12/01/2046	36,815
131,000	4.25%, 03/15/2046	100,741
260,000	5.05%, 10/15/2032	259,217
110,000	PacifiCorp 4.25%, 03/15/2029	108,966
120,000	PG&E Corp. 6.85%, 09/15/2056, (6.85% fixed rate until 06/15/2031; 5 yr. USD CMT + 3.23% thereafter)(4)	119,976
15,000	Public Service Co. of Colorado 4.15%, 03/13/2029	14,918
200,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(2)	192,767
204,000	Sempra 6.38%, 04/01/2056, (6.38% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.63% thereafter)(4)	206,328
	Southern California Edison Co.
14,000	3.65%, 02/01/2050	9,576
111,000	4.00%, 04/01/2047	81,951
		2,497,936
	Electronics - 0.0%
25,000	Ingram Micro, Inc. 4.75%, 05/15/2029(1)	24,567
	Energy-Alternate Sources - 0.2%
104,000	CenterPoint Energy, Inc. 7.00%, 02/15/2055, (7.00% fixed rate until 11/15/2029; 5 yr. USD CMT + 3.25% thereafter)(4)	107,290
	Entertainment - 0.3%
150,000	Caesars Entertainment, Inc. 6.50%, 02/15/2032(1)	145,748
	Food - 0.5%
20,000	Campbell's Co. 2.38%, 04/24/2030	18,018
125,000	Mars, Inc. 4.80%, 03/01/2030(1)	126,266
25,000	Post Holdings, Inc. 4.63%, 04/15/2030(1)	24,288
135,000	Sysco Corp. 4.40%, 07/25/2031	132,059
		300,631
	Forest Products & Paper - 0.4%
200,000	Georgia-Pacific LLC 4.40%, 05/15/2029(1)	199,726
	Healthcare - Products - 0.2%
125,000	Thermo Fisher Scientific, Inc. 4.22%, 02/12/2031	123,498
	Healthcare - Services - 0.6%
325,000	HCA, Inc. 4.70%, 05/15/2031	323,476
	Home Builders - 0.3%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
25,000	4.63%, 08/01/2029(1)	23,929
70,000	4.63%, 04/01/2030(1)	66,647
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Home Builders - 0.3% - (continued)
$ 55,000	6.88%, 08/01/2033(1)	$53,965
10,000	Century Communities, Inc. 3.88%, 08/15/2029(1)	9,470
		154,011
	Insurance - 2.2%
	American National Group, Inc.
80,000	6.14%, 06/13/2032(1)	82,083
57,000	7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(4)	55,702
120,000	Athene Global Funding 2.65%, 10/04/2031(1)	104,059
	Athene Holding Ltd.
80,000	3.45%, 05/15/2052	49,020
170,000	3.95%, 05/25/2051	115,650
160,000	6.88%, 06/28/2055, (6.88% fixed rate until 03/28/2035; 5 yr. USD CMT + 2.58% thereafter)(4)	155,266
40,000	CNO Financial Group, Inc. 6.45%, 06/15/2034	41,539
230,000	GA Global Funding Trust 2.90%, 01/06/2032(1)	200,770
210,000	Global Atlantic Fin Co. 6.75%, 03/15/2054(1)	198,404
75,000	Liberty Mutual Group, Inc. 4.30%, 02/01/2061(1)	47,623
130,000	Lincoln National Corp. 3.40%, 03/01/2032	118,513
65,000	MetLife, Inc. 6.35%, 03/15/2055, (6.35% fixed rate until 03/15/2035; 5 yr. USD CMT + 2.08% thereafter)(4)	66,538
		1,235,167
	Internet - 3.2%
125,000	Alphabet, Inc. 4.10%, 02/15/2031	123,533
125,000	Amazon.com, Inc. 4.25%, 03/13/2031	123,777
70,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 03/01/2029(1)	65,415
	Meta Platforms, Inc.
525,000	4.55%, 05/15/2031	524,879
150,000	4.55%, 08/15/2031	150,183
525,000	4.88%, 05/15/2033	524,765
255,000	6.30%, 05/15/2056	255,393
		1,767,945
	Investment Company Security - 1.1%
150,000	Goldman Sachs Private Credit Corp. 6.15%, 06/16/2031(1)(5)	148,738
	HA Sustainable Infrastructure Capital, Inc.
140,000	6.15%, 01/15/2031	144,127
165,000	7.13%, 11/15/2056, (7.13% fixed rate until 08/17/2031; 5 yr. USD CMT + 3.48% thereafter)(4)	166,564
131,000	HPS Corporate Lending Fund 5.85%, 06/05/2030	129,165
		588,594
	Iron/Steel - 0.1%
30,000	Commercial Metals Co. 3.88%, 02/15/2031	27,883
	IT Services - 0.1%
65,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(1)	65,649
	Leisure Time - 0.2%
	NCL Corp. Ltd.
115,000	5.88%, 01/15/2031(1)	111,932
20,000	6.25%, 09/15/2033(1)	19,356
		131,288
	Lodging - 0.7%
200,000	Gohl Capital Holdings Ltd. 7.63%, 10/29/2031, (7.63% fixed rate until 10/29/2031; 5 yr. USD CMT + 3.71% thereafter)(2)(3)(4)	198,410
200,000	Studio City Finance Ltd. 5.00%, 01/15/2029(1)	190,606
		389,016

20

Hartford Dynamic Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Machinery - Construction & Mining - 0.3%
$ 150,000	Caterpillar, Inc. 2.60%, 04/09/2030	$141,033
	Media - 2.6%
	Charter Communications Operating LLC/Charter Communications Operating Capital
50,000	3.50%, 03/01/2042	34,040
295,000	3.70%, 04/01/2051	181,001
230,000	3.85%, 04/01/2061	132,904
100,000	3.90%, 06/01/2052	62,863
296,000	3.95%, 06/30/2062	172,952
314,000	4.40%, 12/01/2061	200,475
35,000	Grupo Televisa SAB 6.63%, 01/15/2040	30,448
	Paramount Global
150,000	4.20%, 05/19/2032	131,085
60,000	4.38%, 03/15/2043	38,262
140,000	4.95%, 01/15/2031	132,063
37,000	4.95%, 05/19/2050	23,238
70,000	6.88%, 04/30/2036(5)	65,118
	Univision Communications, Inc.
125,000	4.50%, 05/01/2029(1)	119,264
90,000	8.88%, 04/15/2033(1)	90,490
		1,414,203
	Mining - 1.2%
200,000	First Quantum Minerals Ltd. 6.38%, 02/15/2036(1)	196,613
135,000	Glencore Funding LLC 4.90%, 07/01/2031(1)	135,196
200,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(2)	203,331
150,000	Rio Tinto Finance USA PLC 4.88%, 03/14/2030	152,231
		687,371
	Miscellaneous Manufacturing - 0.4%
200,000	Eaton Corp. 3.95%, 03/06/2029	197,993
35,000	Entegris, Inc. 4.75%, 04/15/2029(1)	34,729
		232,722
	Oil & Gas - 0.9%
125,000	ConocoPhillips Co. 4.70%, 01/15/2030	126,192
170,000	Continental Resources, Inc. 4.90%, 06/01/2044	136,320
120,000	Ecopetrol SA 4.63%, 11/02/2031	108,095
160,000	Petroleos Mexicanos 6.75%, 09/21/2047	134,763
		505,370
	Oil & Gas Services - 0.8%
	Schlumberger Investment SA
150,000	4.55%, 05/07/2031	149,740
275,000	4.80%, 05/07/2033	274,285
		424,025
	Packaging & Containers - 0.6%
165,000	Clydesdale Acquisition Holdings, Inc. 6.75%, 04/15/2032(1)	155,235
70,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	66,422
120,000	Sword Purchaser LLC 8.25%, 04/15/2033(1)	122,779
		344,436
	Pharmaceuticals - 0.5%
125,000	Bristol-Myers Squibb Co. 5.10%, 02/22/2031	128,349
125,000	Pfizer Investment Enterprises Pte. Ltd. 4.65%, 05/19/2030	125,921
		254,270
	Pipelines - 1.3%
	Enbridge, Inc.
80,000	4.85%, 03/27/2031	80,329
50,000	7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(4)	53,460
113,000	Energy Transfer LP 6.50%, 02/15/2056, (6.50% fixed rate until 11/15/2030; 5 yr. USD CMT + 2.68% thereafter)(4)	113,304
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Pipelines - 1.3% - (continued)
$ 125,000	Enterprise Products Operating LLC 4.60%, 01/15/2031	$125,206
	TransCanada PipeLines Ltd.
145,000	6.13%, 10/17/2056, (6.13% fixed rate until 07/17/2031; 5 yr. USD CMT + 2.25% thereafter)(4)	145,635
170,000	6.38%, 10/17/2056, (6.38% fixed rate until 07/17/2036; 5 yr. USD CMT + 2.12% thereafter)(4)	171,305
		689,239
	Real Estate Investment Trusts - 1.2%
75,000	American Tower Corp. 2.70%, 04/15/2031	68,204
	Brandywine Operating Partnership LP
25,000	4.55%, 10/01/2029	23,255
245,000	6.13%, 01/15/2031	228,018
75,000	Equinix Europe 2 Financing Corp. LLC 4.60%, 11/15/2030	74,483
50,000	Iron Mountain Information Management Services, Inc. 5.00%, 07/15/2032(1)	48,278
	Iron Mountain, Inc.
155,000	4.50%, 02/15/2031(1)	148,951
55,000	4.88%, 09/15/2029(1)	54,240
		645,429
	Retail - 0.6%
	Advance Auto Parts, Inc.
35,000	3.50%, 03/15/2032(5)	30,771
19,000	3.90%, 04/15/2030	17,822
40,000	Asbury Automotive Group, Inc. 5.00%, 02/15/2032(1)	38,357
130,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	114,737
135,000	Walmart, Inc. 4.00%, 04/30/2029	134,847
		336,534
	Semiconductors - 1.5%
150,000	Broadcom, Inc. 2.45%, 02/15/2031	136,636
	Intel Corp.
146,000	3.10%, 02/15/2060	82,311
250,000	3.20%, 08/12/2061	142,984
150,000	4.65%, 06/01/2031	149,423
75,000	5.30%, 05/15/2036(5)	74,685
	Marvell Technology, Inc.
75,000	2.95%, 04/15/2031	69,139
135,000	5.30%, 04/15/2036	135,074
40,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	36,545
		826,797
	Software - 2.5%
70,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	66,720
220,000	Cloud Software Group, Inc. 6.63%, 08/15/2033(1)	197,046
35,000	Open Text Corp. 3.88%, 12/01/2029(1)	31,545
35,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	29,885
	Oracle Corp.
259,000	2.88%, 03/25/2031	230,182
175,000	3.60%, 04/01/2050	104,777
215,000	4.00%, 07/15/2046	143,507
100,000	4.30%, 07/08/2034	88,949
195,000	6.10%, 09/26/2065	161,094
25,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	23,680
35,000	Rocket Software, Inc. 9.00%, 11/28/2028(1)	34,827
155,000	Roper Technologies, Inc. 1.75%, 02/15/2031	134,387
120,000	Salesforce, Inc. 4.90%, 09/15/2031	119,647
		1,366,246
	Telecommunications - 1.9%
215,000	AT&T, Inc. 4.75%, 04/30/2033	212,189

21

Hartford Dynamic Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.2% - (continued)
	Telecommunications - 1.9% - (continued)
$ 45,000	Bell Telephone Co. of Canada or Bell Canada 7.00%, 09/15/2055, (7.00% fixed rate until 06/15/2035; 5 yr. USD CMT + 2.36% thereafter)(4)	$46,699
130,000	HUT 8 DC LLC 6.19%, 11/15/2042(1)	131,076
50,000	Lumen Technologies, Inc. 4.50%, 01/15/2029(1)	48,000
105,000	Meridian Arc Holdco LLC 6.25%, 04/30/2031(1)	104,976
265,000	Road Michigan Property Owner I LLC 7.50%, 03/30/2045(1)	265,000
70,000	TELUS Corp. 6.63%, 06/09/2056, (6.63% fixed rate until 03/09/2036; 5 yr. USD CMT + 2.52% thereafter)(4)	69,615
200,000	Vmed O2 U.K. Financing I PLC 4.75%, 07/15/2031(1)	173,019
		1,050,574
	Transportation - 0.1%
65,000	RXO, Inc. 6.38%, 05/15/2031(1)	64,366
	Total Corporate Bonds (cost $25,558,040)	$25,441,289
U.S. GOVERNMENT SECURITIES - 57.4%
	U.S. Treasury Securities - 57.4%
	U.S. Treasury Bonds - 1.9%
75,000	1.13%, 05/15/2040	$46,951
210,000	1.38%, 08/15/2050	101,448
10,000	2.38%, 02/15/2042	7,238
245,000	3.50%, 02/15/2039	219,754
155,000	4.63%, 02/15/2040	153,777
450,000	4.63%, 02/15/2046	429,750
90,000	4.88%, 08/15/2045	88,889
		1,047,807
	U.S. Treasury Notes - 55.5%
1,800,000	2.88%, 04/30/2029	1,747,125
2,290,000	3.38%, 02/29/2028	2,269,963
1,580,000	3.50%, 03/15/2029	1,562,595
4,020,000	3.63%, 08/15/2028	3,996,445
1,260,000	3.75%, 02/28/2033	1,226,728
3,980,000	3.88%, 03/31/2028	3,979,067
1,780,000	3.88%, 04/30/2030(6)	1,773,186
2,560,000	3.88%, 03/31/2031(6)	2,543,000
385,000	3.88%, 08/15/2034	373,601
2,955,000	4.00%, 03/31/2030	2,957,770
3,610,000	4.13%, 11/30/2029	3,630,306
650,000	4.13%, 02/15/2036	636,289
3,160,000	4.25%, 03/31/2033	3,168,888
720,000	4.25%, 08/15/2035	713,700
		30,578,663
	Total U.S. Government Securities (cost $31,705,478)	$31,626,470
	Total Long-Term Investments (cost $57,263,518)	$57,067,759
SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 0.3%
132,520
Fixed Income Clearing Corp. Repurchase
Agreement dated 04/30/2026 at 3.64%, due
on 05/01/2026 with a maturity value of
$132,533; collateralized by U.S. Treasury
Note at 3.63%, maturing 09/30/2030, with a
market value of $135,249
		$132,520
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.3% - (continued)
	Securities Lending Collateral - 1.0%
561,700	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(7)		$561,700
	Total Short-Term Investments (cost $694,220)		$694,220
	Total Investments (cost $57,957,738)	104.9%	$57,761,979
	Other Assets and Liabilities	(4.9)%	(2,700,803)
	Net Assets	100.0%	$55,061,176
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$7,608,058, representing 13.8% of net assets.

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the aggregate value of these securities was $778,122, representing 1.4% of net assets.

(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(5)	Represents entire or partial securities on loan.
(6)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2026, the market value of securities pledged was $716,963.
(7)	Current yield as of period end.

22

Hartford Dynamic Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	33	06/30/2026	$6,835,125	$(1,106)
Short position contracts:
U.S. Treasury 5-Year Note Future	(8)	06/30/2026	$(862,687)	$631
U.S. Treasury Ultra Bond Future	(2)	06/18/2026	(230,063)	309
Total				$940
Total futures contracts				$(166)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S45.V2	USD	3,994,650	5.00%	12/20/2030	Quarterly	$255,313	$—	$314,043	$58,730
CDX.NA.HY.S46.V1	USD	620,000	5.00%	06/20/2031	Quarterly	43,526	—	47,709	4,183
Total						$298,839	$—	$361,752	$62,913
Credit default swaps on single-name issues:
Sell protection:
Caesars Entertainment, Inc. (B+)	USD	100,000	5.00%	06/20/2031	Quarterly	$6,071	$—	$5,523	$(548)
Ford Motor Co. (BBB-)	USD	120,000	5.00%	06/20/2031	Quarterly	17,126	—	18,458	1,332
Lincoln National Corp. (BBB+)	USD	135,000	1.58%	06/20/2031	Quarterly	—	(3,766)	(3,166)	600
Oracle Corp. (BBB)	USD	370,000	1.00%	12/20/2030	Quarterly	—	(7,693)	(9,446)	(1,753)
Paramount Global (BB+)	USD	115,000	1.00%	06/20/2031	Quarterly	—	(11,266)	(9,075)	2,191
Total						$23,197	$(22,725)	$2,294	$1,822
Total centrally cleared credit default swap contracts						$322,036	$(22,725)	$364,046	$64,735

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$25,441,289	$—	$25,441,289	$—
U.S. Government Securities	31,626,470	—	31,626,470	—
Short-Term Investments	694,220	561,700	132,520	—
Futures Contracts(2)	940	940	—	—
Swaps - Credit Default(2)	67,036	—	67,036	—
Total	$57,829,955	$562,640	$57,267,315	$—
Liabilities
Futures Contracts(2)	$(1,106)	$(1,106)	$—	$—
Swaps - Credit Default(2)	(2,301)	—	(2,301)	—
Total	$(3,407)	$(1,106)	$(2,301)	$—

(1)	For the period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

23

Hartford Large Cap Growth ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0%
	Automobiles & Components - 2.3%
10,848	Tesla, Inc.*	$4,139,922
	Capital Goods - 3.0%
3,286	Axon Enterprise, Inc.*	1,320,183
1,850	Carpenter Technology Corp.	792,170
14,798	Kratos Defense & Security Solutions, Inc.*	933,014
7,553	Vertiv Holdings Co. Class A	2,481,085
		5,526,452
	Consumer Discretionary Distribution & Retail - 8.3%
52,994	Amazon.com, Inc.*	14,046,590
3,234	Home Depot, Inc.	1,063,339
		15,109,929
	Consumer Durables & Apparel - 0.5%
27,929	On Holding AG Class A*	994,552
	Consumer Services - 1.4%
17,860	Airbnb, Inc. Class A*	2,506,830
	Energy - 0.6%
8,821	Cameco Corp.	1,085,336
	Financial Services - 2.3%
2,927	Evercore, Inc. Class A	940,416
17,008	KKR & Co., Inc.	1,774,615
12,090	Tradeweb Markets, Inc. Class A	1,369,192
		4,084,223
	Food, Beverage & Tobacco - 0.5%
11,992	Monster Beverage Corp.*	924,223
	Health Care Equipment & Services - 0.5%
1,789	Intuitive Surgical, Inc.*	818,664
	Media & Entertainment - 20.5%
40,520	Alphabet, Inc. Class A	15,592,096
29,317	EchoStar Corp. Class A*	3,610,095
13,535	Liberty Media Corp.-Liberty Formula One Class C*	1,163,333
12,448	Meta Platforms, Inc. Class A	7,617,056
68,854	Netflix, Inc.*	6,445,423
4,614	Reddit, Inc. Class A*	679,319
4,481	Spotify Technology SA*	2,000,991
		37,108,313
	Pharmaceuticals, Biotechnology & Life Sciences - 6.3%
7,105	Eli Lilly & Co.	6,640,333
4,205	Illumina, Inc.*	532,942
13,843	Natera, Inc.*	2,853,873
3,326	Vertex Pharmaceuticals, Inc.*	1,421,466
		11,448,614
	Semiconductors & Semiconductor Equipment - 25.4%
19,915	ARM Holdings PLC ADR*	4,188,523
33,368	Broadcom, Inc.	13,928,804
1,980	Micron Technology, Inc.	1,023,977
134,471	NVIDIA Corp.	26,836,377
		45,977,681
	Software & Services - 10.5%
1,408	AppLovin Corp. Class A*	628,461
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.0% - (continued)
	Software & Services - 10.5% - (continued)
8,179	Cloudflare, Inc. Class A*		$1,676,450
5,591	Datadog, Inc. Class A*		739,074
1,316	Intuit, Inc.		511,266
20,095	Microsoft Corp.		8,194,339
30,376	Palantir Technologies, Inc. Class A*		4,225,605
31,016	Samsara, Inc. Class A*		891,400
14,736	Shopify, Inc. Class A*		1,784,972
6,364	Trimble, Inc.*		428,424
			19,079,991
	Technology Hardware & Equipment - 14.9%
52,089	Apple, Inc.		14,134,350
18,693	Arista Networks, Inc.*		3,228,468
6,372	Celestica, Inc.*		2,609,908
18,172	Corning, Inc.		2,984,569
29,188	Flex Ltd.*		2,672,161
1,237	Sandisk Corp.*		1,356,383
			26,985,839
	Total Common Stocks (cost $129,002,255)		$175,790,569
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 715,995
Fixed Income Clearing Corp. Repurchase
Agreement dated 04/30/2026 at 3.64%, due
on 05/01/2026 with a maturity value of
$716,067; collateralized by U.S. Treasury Note
at 3.88%, maturing 06/15/2028, with a market
value of $730,355
			$715,995
	Total Short-Term Investments (cost $715,995)		$715,995
	Total Investments (cost $129,718,250)	97.4%	$176,506,564
	Other Assets and Liabilities	2.6%	4,746,393
	Net Assets	100.0%	$181,252,957
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

24

Hartford Large Cap Growth ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$175,790,569	$175,790,569	$—	$—
Short-Term Investments	715,995	—	715,995	—
Total	$176,506,564	$175,790,569	$715,995	$—

(1)	For the period ended April 30, 2026, there were no transfers in and out of Level 3.

25

Hartford Municipal Opportunities ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
	Commercial Mortgage-Backed Securities - 1.1%
	FRETE Trust
$ 3,732,625	Series 2026-ML33, 4.64%, 10/25/2040(1)	$3,816,645
4,008,999	Series 2026-ML34, 4.77%, 12/25/2042(1)	4,123,561
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $8,147,281)	$7,940,206
MUNICIPAL BONDS - 95.2%
	Alabama - 7.7%
1,920,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 6.00%, 04/01/2055	$2,097,484
	Black Belt Energy Gas Dist, AL, Rev
3,430,000	5.00%, 07/01/2033	3,602,686
2,070,000	5.00%, 10/01/2033(2)	2,207,236
1,585,000	5.00%, 12/01/2034	1,705,789
4,960,000	5.00%, 10/01/2035	5,209,251
1,200,000	5.00%, 10/01/2055(1)	1,256,169
1,155,000	5.00%, 12/01/2055(1)	1,224,156
2,000,000	5.25%, 12/01/2027	2,054,436
1,825,000	5.25%, 02/01/2053(1)	1,912,075
330,000	5.25%, 12/01/2053(1)	354,566
2,335,000	Energy Southeast A Cooperative Dist, AL, Rev 5.50%, 11/01/2053(1)	2,507,914
100,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2042	101,965
2,000,000	Lower Alabama Gas Dist, AL, Rev 5.00%, 09/01/2028	2,062,055
2,600,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 08/01/2054(1)	2,769,073
	Southeast Energy Auth A Cooperative Dist, AL, Rev
16,000,000	5.00%, 10/01/2030	17,099,181
1,295,000	5.00%, 09/01/2035	1,394,480
2,440,000	5.00%, 11/01/2035	2,589,402
4,000,000	5.00%, 05/01/2055(1)	4,256,282
1,855,000	5.25%, 03/01/2055(1)	1,919,029
415,000	5.50%, 01/01/2053(1)	441,194
		56,764,423
	Alaska - 0.8%
3,150,000	CIVICVentures, AK, Rev 5.00%, 09/01/2038	3,416,900
1,225,000	Northern Tobacco Securitization Corp., AK, Rev 4.00%, 06/01/2039	1,227,301
1,215,000	State of Alaska International Airports System, AK, Rev 5.00%, 10/01/2034	1,373,724
		6,017,925
	Arizona - 1.0%
	Arizona Industrial Dev Auth, AZ, Rev,
665,000	(FHLMC), (FNMA), (GNMA) 4.05%, 10/01/2031	687,900
270,000	(FHLMC), (FNMA), (GNMA) 4.15%, 10/01/2032	278,111
280,000	(FHLMC), (FNMA), (GNMA) 4.25%, 10/01/2033	290,531
500,000	City of Phoenix Civic Improvement Corp., AZ, Rev 5.00%, 07/01/2037	509,602
	Maricopa County Industrial Dev Auth, AZ, Rev
230,000	4.00%, 10/15/2047(3)	198,570
195,000	5.00%, 09/01/2031	203,401
1,600,000	5.00%, 01/01/2038(2)	1,793,629
	Tempe Industrial Dev Auth, AZ, Rev
880,000	3.50%, 12/01/2030	874,469
1,190,000	4.38%, 12/01/2036	1,203,839
1,000,000	5.38%, 12/01/2046	1,025,542
		7,065,594
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.2% - (continued)
	California - 6.0%
$ 795,000	Bay Area Toll Auth, CA, Rev 3.39%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(1)	$792,003
	California Community Choice Financing Auth, CA, Rev
4,415,000	5.00%, 11/01/2033	4,774,660
5,000,000	5.00%, 12/01/2035	5,436,302
2,000,000	5.00%, 05/01/2054(1)	2,115,213
5,040,000	5.00%, 12/01/2055(1)	5,281,105
3,520,000	5.00%, 01/01/2056(1)	3,728,602
4,000,000	5.00%, 10/01/2056(1)	4,286,214
205,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2045	208,199
1,000,000	California Health Facs Financing Auth, CA, Rev 5.00%, 12/01/2032	1,096,753
	California Municipal Finance Auth, CA, Rev,
180,000	(BAM) 4.00%, 05/15/2034	186,017
600,000	(BAM) 4.00%, 05/15/2037	611,734
2,250,000	5.00%, 06/30/2027	2,286,598
285,000	5.00%, 01/01/2041(2)(3)	285,586
1,000,000	5.00%, 09/01/2060	1,021,326
	City of Fontana, CA, Special Tax
500,000	4.00%, 09/01/2041	485,335
450,000	4.00%, 09/01/2046	417,460
525,000	4.00%, 09/01/2051	461,240
150,000	Fresno Unified School Dist, CA, GO 0.00%, 08/01/2032(4)	117,514
5,670,000	Golden State Tobacco Securitization Corp., CA, Rev 0.00%, 06/01/2066(4)	557,712
520,000	Los Angeles County Public Works Financing Auth, CA, Rev 5.25%, 12/01/2054	562,759
1,000,000	Los Angeles Department of Water & Power, CA, Rev, (BAM) 5.25%, 07/01/2045	1,078,622
595,000	Regents of the University of California Medical Center Pooled, CA, Rev 5.00%, 05/15/2036	664,258
1,815,000	River Islands Public Financing Auth, CA, Special Tax, (AG) 0.00%, 09/01/2055(4)	405,359
100,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2043	101,543
885,000	San Bernardino Community College Dist, CA, GO 0.00%, 08/01/2046(4)	323,153
475,000	San Diego County Regional Airport Auth, CA, Rev 5.25%, 07/01/2036	531,197
	San Joaquin Hills Transportation Corridor Agency, CA, Rev,
235,000	(NPFG) 0.00%, 01/15/2032(4)	195,086
70,000	(NPFG) 0.00%, 01/15/2035(4)	51,647
1,250,000	4.00%, 01/15/2034	1,293,748
	University of California, CA, Rev
2,855,000	5.00%, 11/15/2039	3,369,011
585,000	5.25%, 05/15/2040	708,536
925,000	5.50%, 05/15/2040	1,089,384
		44,523,876
	Colorado - 2.5%
	Baseline Metropolitan Dist No. 1, CO, GO,
375,000	(AG) 5.00%, 12/01/2030	408,343
635,000	(AG) 5.00%, 12/01/2032	692,321
1,970,000	City & County of Denver Airport System, CO, Rev 5.50%, 11/15/2032	2,251,250
1,000,000	Colorado Bridge & Tunnel Enterprise, CO, Rev, (AG) 5.50%, 12/01/2054	1,075,585
	Colorado Health Facs Auth, CO, Rev
170,000	4.00%, 12/01/2040	165,802
1,580,000	5.00%, 12/01/2034	1,718,452
1,000,000	5.00%, 12/01/2035	1,083,105
500,000	5.00%, 05/15/2036	548,035
345,000	5.00%, 05/15/2037	376,400

26

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.2% - (continued)
	Colorado - 2.5% - (continued)
$ 1,515,000	Colorado Housing & Finance Auth, CO, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 11/01/2055(2)	$1,718,038
620,000	Denver City & County Housing Auth, CO, Rev 5.00%, 06/01/2029	646,189
160,000	Denver Convention Center Hotel Auth, CO, Rev 5.00%, 12/01/2031	161,133
1,000,000	E-470 Public Highway Auth, CO, Rev 3.18%, 09/01/2039, 1 mo. USD SOFR + 0.75%(1)	999,180
1,030,000	Park Creek Metropolitan Dist, CO, Rev 5.00%, 12/01/2029	1,082,271
450,000	Park Creek Metropolitan Dist, CO, Tax Allocation, (AG) 5.00%, 12/01/2032	503,247
300,000	Public Auth for Colorado Energy, CO, Rev 6.50%, 11/15/2038	359,456
	Regional Transportation Dist, CO, Rev
500,000	4.00%, 07/15/2039	489,176
400,000	5.00%, 07/15/2029	420,677
500,000	5.00%, 01/15/2030	529,226
100,000	5.00%, 07/15/2032	106,638
2,275,000	Southern Ute Indian Tribe of the Southern Ute Reservation, CO, GO 5.00%, 04/01/2035(3)	2,455,404
715,000	University of Colorado Hospital Auth, CO, Rev 5.00%, 11/15/2029	769,846
		18,559,774
	Connecticut - 2.0%
100,000	City of Bridgeport, CT, GO, (BAM) 5.00%, 07/15/2034	104,406
140,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/15/2042	140,710
	Connecticut State Health & Educational Facs Auth, CT, Rev
1,000,000	2.95%, 07/01/2049(1)	1,003,292
3,500,000	5.00%, 07/01/2040	3,844,274
3,000,000	Stamford Housing Auth, CT, Rev 4.25%, 10/01/2030	3,028,622
	State of Connecticut, CT, GO
845,000	3.00%, 06/01/2038	770,610
6,225,000	5.00%, 10/15/2031	6,285,468
		15,177,382
	District of Columbia - 0.2%
	Dist of Columbia, DC, Rev
250,000	5.00%, 07/01/2037	251,124
455,000	5.00%, 07/01/2042	455,233
500,000	Metropolitan Washington Airports Auth, Aviation, DC, Rev 5.00%, 10/01/2035	542,935
		1,249,292
	Florida - 3.4%
725,000	Alachua County Health Facs Auth, FL, Rev 3.75%, 10/01/2030	725,524
185,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	188,781
500,000	Capital Trust Auth, FL, Rev 5.00%, 07/01/2045(3)	493,375
125,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2043	125,687
270,000	County of Broward Airport System, FL, Rev 4.00%, 10/01/2044	253,160
	County of Lee Airport, FL, Rev
1,000,000	5.25%, 10/01/2037	1,130,664
1,000,000	5.25%, 10/01/2038	1,123,309
1,215,000	5.25%, 10/01/2039	1,356,523
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.2% - (continued)
	Florida - 3.4% - (continued)
$ 1,000,000	5.25%, 10/01/2040	$1,109,620
	County of Miami-Dade Seaport Department, FL, Rev
1,085,000	5.00%, 10/01/2035	1,166,604
200,000	5.00%, 10/01/2036	214,039
445,000	Escambia County Health Facs Auth, FL, Rev 4.00%, 08/15/2045	394,407
	Florida Local Government Finance Commission, FL, Rev
2,155,000	4.20%, 11/15/2030(3)	2,162,122
335,000	6.63%, 11/15/2045(3)	357,714
	Greater Orlando Aviation Auth, FL, Rev
1,650,000	5.00%, 10/01/2036	1,824,097
1,000,000	5.25%, 11/01/2034	1,059,434
1,155,000	5.25%, 11/01/2035	1,219,103
160,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	160,160
500,000	Middleton Community Dev Dist A, FL, Special Assessment 4.75%, 05/01/2055	461,448
250,000	Orange County Health Facs Auth, FL, Rev 5.00%, 10/01/2041	272,433
950,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	890,795
	Palm Beach County Health Facs Auth, FL, Rev
420,000	5.13%, 05/15/2046	421,862
665,000	5.63%, 05/15/2061	668,385
	Polk County Industrial Dev Auth, FL, Rev
300,000	5.00%, 01/01/2029	306,038
190,000	5.00%, 01/01/2055	179,080
445,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2046	369,525
1,400,000	USF Financing Corp., FL, Rev 5.00%, 07/01/2034	1,584,414
155,000	Village Community Dev Dist No. 13, FL, Special Assessment 2.55%, 05/01/2031	147,659
1,170,000	Village Community Dev Dist No. 14, FL, Special Assessment 5.13%, 05/01/2037	1,212,913
500,000	Village Community Dev Dist No. 15, FL, Special Assessment 4.80%, 05/01/2055(3)	473,661
	Village Community Dev Dist No. 16, FL, Special Assessment
1,860,000	4.00%, 05/01/2035	1,856,836
1,250,000	4.50%, 05/01/2040	1,264,189
		25,173,561
	Georgia - 2.6%
1,350,000	Bartow County Dev Auth, GA, Rev 3.95%, 12/01/2032(1)	1,369,831
1,020,000	City of Atlanta Department of Aviation, GA, Rev 5.00%, 07/01/2033	1,131,891
	Dev Auth for Fulton County, GA, Rev
350,000	5.00%, 06/01/2038	392,479
400,000	5.00%, 06/01/2039	445,376
215,000	Georgia Housing & Finance Auth, GA, Rev 5.00%, 12/01/2042	229,553
	Main Street Natural Gas, Inc., GA, Rev
2,950,000	4.00%, 05/01/2052(1)	2,991,844
1,760,000	5.00%, 07/01/2053(1)	1,860,648
475,000	5.00%, 09/01/2053(1)	502,990
1,225,000	5.00%, 12/01/2053(1)	1,306,607
275,000	5.00%, 04/01/2054(1)	292,580
2,380,000	5.00%, 05/01/2054(1)	2,549,418
1,810,000	5.00%, 12/01/2054(1)	1,947,297
1,000,000	5.00%, 06/01/2055(1)	1,074,434
	Municipal Electric Auth of Georgia, GA, Rev,
1,000,000	(AG) 5.00%, 07/01/2048	1,036,010

27

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.2% - (continued)
	Georgia - 2.6% - (continued)
$ 520,000	5.00%, 07/01/2052	$528,773
	Savannah Georgia Convention Center Auth, GA, Rev,
300,000	(AG) 5.00%, 06/01/2040	327,709
450,000	(AG) 5.25%, 06/01/2041	499,212
450,000	(AG) 5.25%, 06/01/2042	495,993
310,000	5.25%, 06/01/2061	307,336
		19,289,981
	Guam - 0.3%
	Government of Guam Business Privilege Tax Refunding Bonds, GU, Rev
820,000	5.00%, 01/01/2031	875,525
500,000	5.25%, 01/01/2037	548,890
500,000	5.25%, 01/01/2038	545,674
		1,970,089
	Hawaii - 0.0%
100,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2031	103,916
	Idaho - 0.1%
945,000	Idaho Housing & Finance Association, ID, Rev, (FHLMC), (FNMA), (GNMA) 5.75%, 01/01/2053	1,023,665
	Illinois - 9.7%
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
250,000	5.00%, 04/01/2033	254,892
380,000	5.25%, 04/01/2035	413,409
250,000	5.25%, 04/01/2036	270,422
	Chicago Board of Education, IL, GO,
110,000	(NPFG) 0.00%, 12/01/2026(4)	107,778
500,000	5.00%, 12/01/2028	510,123
1,100,000	5.00%, 12/01/2032	1,126,165
400,000	5.00%, 12/01/2046	368,346
2,500,000	5.25%, 12/01/2036	2,587,118
1,745,000	5.75%, 12/01/2050	1,731,350
4,180,000	6.00%, 12/01/2037	4,608,055
370,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.50%, 01/01/2038	411,435
	Chicago O'Hare International Airport, IL, Rev,
200,000	(BAM) 5.00%, 01/01/2037	217,552
1,785,000	(BAM) 5.00%, 01/01/2038	1,932,413
1,700,000	5.50%, 07/01/2040	1,882,648
1,000,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 5.00%, 12/01/2049	1,022,970
	City of Chicago Wastewater Transmission, IL, Rev,
695,000	(BAM) 5.00%, 01/01/2041	751,600
75,000	(NPFG) 5.50%, 01/01/2030	78,843
530,000	City of Chicago Waterworks, IL, Rev, (AG) 5.00%, 11/01/2037	573,390
1,385,000	City of Granite City, IL, Rev 1.25%, 05/01/2027	1,347,235
	City of Joliet Waterworks & Sewerage, IL, Rev,
1,800,000	(BAM) 5.00%, 01/01/2039	1,961,698
875,000	(BAM) 5.00%, 01/01/2040	950,723
900,000	Cook County Community College Dist No. 508, IL, GO, (BAM) 5.00%, 12/01/2038	975,559
	Illinois Finance Auth, IL, Rev
665,000	3.65%, 05/01/2031	662,555
640,000	4.00%, 07/15/2039	628,009
460,000	5.00%, 10/01/2027	474,264
235,000	5.00%, 08/15/2033	252,603
4,145,000	5.00%, 11/15/2035	4,660,721
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.2% - (continued)
	Illinois - 9.7% - (continued)
$ 150,000	5.00%, 11/15/2045	$150,015
	Illinois Housing Dev Auth, IL, Rev,
6,185,000	(FHLMC), (FNMA), (GNMA) 3.30%, 02/01/2038(1)	6,185,000
2,245,000	(FHLMC), (FNMA), (GNMA) 5.25%, 10/01/2052	2,351,052
730,000	(FHLMC), (FNMA), (GNMA) 5.50%, 10/01/2053	786,046
380,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	406,164
2,260,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2054	2,442,905
780,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2055	863,216
320,000	Illinois State Toll Highway Auth, IL, Rev 4.00%, 01/01/2040	322,777
100,000	Kane McHenry Cook & De Kalb Counties Unit School Dist No. 300, IL, GO 5.00%, 01/01/2032	101,442
150,000	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO, (AG) 0.00%, 02/01/2027(4)	146,301
	Rock Island County School Dist No. 41 Rock Island, IL, GO,
1,000,000	(AG) 5.00%, 01/01/2041	1,072,099
1,005,000	(AG) 5.00%, 01/01/2042	1,067,693
	Sales Tax Securitization Corp., IL, Rev
785,000	4.00%, 01/01/2038	781,707
550,000	5.00%, 01/01/2030	587,753
1,500,000	5.00%, 01/01/2034	1,662,018
845,000	5.00%, 01/01/2037	882,854
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
240,000	(AG) 5.00%, 01/01/2029	252,543
250,000	(AG) 5.00%, 01/01/2030	267,283
250,000	(AG) 5.00%, 01/01/2031	270,658
320,000	(AG) 5.00%, 01/01/2032	349,960
	State of Illinois Sales Tax, IL, Rev
115,000	5.00%, 06/15/2027	115,293
1,000,000	5.00%, 06/15/2035	1,107,868
	State of Illinois, IL, GO
1,645,000	5.00%, 05/01/2027	1,679,704
6,000,000	5.00%, 09/01/2040	6,441,465
4,750,000	5.00%, 12/01/2042	5,005,718
4,320,000	5.25%, 04/01/2043	4,686,623
550,000	5.50%, 03/01/2042	590,272
100,000	Village of Bolingbrook, IL, GO, (AG) 5.00%, 01/01/2028	103,776
		71,442,081
	Indiana - 1.4%
257,734	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	242,536
2,550,000	City of Whiting, IN, Rev 4.40%, 11/01/2045(1)	2,660,594
	Danville Multi-School Building Corp., IN, Rev,
750,000	(ST INTERCEPT) 5.00%, 01/15/2034	836,641
440,000	(ST INTERCEPT) 5.00%, 07/15/2034	492,674
650,000	(ST INTERCEPT) 5.00%, 07/15/2035	725,756
750,000	Indiana Municipal Power Agency, IN, Rev, (AG) 5.00%, 01/01/2034	852,202
	Indiana Secondary Market for Education Loans, Inc., IN, Rev
1,900,000	5.00%, 06/01/2032	1,996,837
380,000	5.00%, 06/01/2034	400,974
	Indianapolis Local Public Improvement Bond Bank, IN, Rev
230,000	5.00%, 01/01/2040	253,832

28

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.2% - (continued)
	Indiana - 1.4% - (continued)
$ 425,000	5.00%, 01/01/2041	$465,491
500,000	5.00%, 01/01/2042	544,093
750,000	5.00%, 01/01/2043	810,840
		10,282,470
	Iowa - 0.9%
575,000	Iowa Finance Auth, IA, Rev 5.00%, 02/15/2027	582,797
	Iowa Student Loan Liquidity Corp., IA, Rev
2,800,000	5.00%, 12/01/2030	2,972,574
1,415,000	5.00%, 12/01/2033	1,508,781
1,270,000	5.00%, 12/01/2035	1,337,385
		6,401,537
	Kentucky - 0.8%
	Kentucky Higher Education Student Loan Corp., KY, Rev
890,000	5.00%, 06/01/2028	909,005
1,020,000	5.00%, 06/01/2029	1,050,121
1,190,000	5.00%, 06/01/2030	1,233,480
1,190,000	5.00%, 06/01/2031	1,240,614
1,250,000	Kentucky Public Energy Auth, KY, Rev 5.25%, 04/01/2054(1)	1,333,374
		5,766,594
	Louisiana - 1.3%
250,000	City of Shreveport Water & Sewer, LA, Rev, (AG) 5.00%, 12/01/2040	275,184
325,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	309,018
1,135,000	Louisiana Housing Corp., LA, Rev, (FHLMC), (FNMA), (GNMA) 2.35%, 12/01/2040	927,528
	Louisiana Public Facs Auth, LA, Rev
1,445,000	5.00%, 05/15/2030	1,549,710
515,000	(AG) 5.00%, 08/01/2030	562,679
335,000	(AG) 5.00%, 08/01/2032	375,337
270,000	(AG) 5.00%, 01/01/2035	303,891
230,000	(AG) 5.00%, 07/01/2035	259,398
270,000	(AG) 5.00%, 01/01/2036	304,518
245,000	(AG) 5.00%, 07/01/2036	275,335
	New Orleans Aviation Board, LA, Rev
150,000	5.00%, 01/01/2029	158,661
200,000	5.00%, 01/01/2030	214,808
2,855,000	Parish of St. James, LA, Rev 3.70%, 08/01/2041(1)	2,880,681
	Parish of St. John the Baptist, LA, Rev
305,000	2.38%, 06/01/2037(1)	304,696
1,160,000	3.30%, 06/01/2037(1)	1,167,146
		9,868,590
	Maine - 0.0%
275,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AG), (ST INTERCEPT) 4.00%, 07/01/2035	280,575
	Maryland - 0.6%
	Maryland Health & Higher Educational Facs Auth, MD, Rev
1,095,000	5.00%, 07/01/2038	1,174,537
500,000	5.00%, 07/01/2040	528,882
475,000	5.00%, 07/01/2049	485,380
2,000,000	5.00%, 08/15/2056(1)	2,191,564
		4,380,363
	Massachusetts - 3.0%
750,000	Commonwealth of Massachusetts, MA, GO 5.00%, 06/01/2040	841,498
	Massachusetts Dev Finance Agency, MA, Rev
1,000,000	5.00%, 07/01/2027	1,018,554
575,000	5.00%, 01/01/2028	589,425
585,000	5.00%, 01/01/2029	612,655
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.2% - (continued)
	Massachusetts - 3.0% - (continued)
$ 1,085,000	5.00%, 07/01/2029	$1,137,235
390,000	5.00%, 10/01/2029	411,115
555,000	5.00%, 01/01/2030	589,368
680,000	5.00%, 07/01/2031	690,016
1,110,000	5.00%, 02/15/2033	1,263,668
675,000	5.00%, 07/01/2034	683,589
1,000,000	5.00%, 06/01/2038	1,101,305
750,000	5.00%, 07/01/2038	831,123
1,000,000	5.00%, 07/01/2039	1,101,040
945,000	5.00%, 06/01/2040	1,026,370
2,880,000	5.00%, 07/01/2040	3,065,970
350,000	5.00%, 07/01/2044	350,057
535,000	5.00%, 07/01/2055	545,126
380,000	5.00%, 10/01/2057(3)	365,315
1,000,000	5.00%, 07/01/2060(3)	949,446
930,000	5.50%, 10/01/2031	1,009,076
960,000	5.50%, 10/01/2032	1,050,885
	Massachusetts Educational Financing Auth, MA, Rev
100,000	5.00%, 07/01/2026	100,263
110,000	5.00%, 07/01/2027	111,992
2,800,000	Massachusetts Health & Educational Facs Auth, MA, Rev 2.55%, 07/01/2027(1)	2,800,000
		22,245,091
	Michigan - 1.7%
1,000,000	Avondale School Dist, MI, GO, (Q-SBLF) 5.00%, 11/01/2042	1,092,473
500,000	Clarkston Community Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2037	561,956
1,110,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2048	1,146,019
895,000	Detroit Regional Convention Facility Auth, MI, Rev 5.00%, 10/01/2036	982,063
570,000	Great Lakes Water Auth, Water Supply System, MI, Rev 5.00%, 07/01/2037	635,843
	Michigan Finance Auth, MI, Rev
1,250,000	4.00%, 11/15/2046	1,118,945
750,000	5.00%, 11/01/2032	785,041
600,000	5.25%, 02/29/2040	647,845
100,000	5.25%, 02/28/2041	107,202
	Michigan State Housing Dev Auth, MI, Rev
2,000,000	2.50%, 06/01/2052	1,334,917
425,000	3.45%, 12/01/2030	428,747
250,000	4.25%, 06/01/2049	251,269
165,000	4.25%, 12/01/2049	166,312
1,055,000	5.75%, 06/01/2054	1,126,187
	Michigan Strategic Fund, MI, Rev
695,000	3.35%, 10/01/2049(1)	693,514
540,000	3.88%, 06/01/2053(1)	537,733
1,100,000	Northern Michigan University, MI, Rev 5.50%, 06/01/2050	1,171,887
		12,787,953
	Minnesota - 0.3%
370,180	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	321,727
750,000	Minnesota Health & Education Facs Auth, MN, Rev 3.00%, 10/01/2038	669,335
	Minnesota Housing Finance Agency, MN, Rev,
490,000	(FHLMC), (FNMA), (GNMA) 5.05%, 07/01/2031	513,036
505,000	(FHLMC), (FNMA), (GNMA) 5.05%, 01/01/2032	534,075
		2,038,173

29

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.2% - (continued)
	Mississippi - 0.6%
$ 4,000,000	State of Mississippi Gaming Tax, MS, Rev 5.00%, 10/15/2029	$4,195,055
	Missouri - 2.0%
	City of St. Louis Airport, MO, Rev,
750,000	(AG) 5.00%, 07/01/2037	835,227
100,000	(AG) 5.00%, 07/01/2039	109,809
	Health & Educational Facs Auth of the State of Missouri, MO, Rev
850,000	4.00%, 01/01/2050(1)	783,017
555,000	5.00%, 06/01/2032	611,753
6,270,000	5.00%, 04/01/2033	7,014,221
	Metropolitan St. Louis Sewer Dist, MO, Rev
900,000	5.00%, 05/01/2038(2)	1,019,660
2,405,000	5.00%, 05/01/2039(2)	2,707,723
	Missouri Housing Dev Commission, MO, Rev,
205,000	(FHLMC), (FNMA), (GNMA) 5.00%, 05/01/2031	225,102
225,000	(FHLMC), (FNMA), (GNMA) 5.00%, 05/01/2032	243,888
450,000	(FHLMC), (FNMA), (GNMA) 5.00%, 05/01/2033	491,463
650,000	St. Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2028	669,936
		14,711,799
	Montana - 0.1%
815,000	Montana Facility Finance Auth, MT, Rev 5.00%, 02/15/2065(1)	866,435
	Nebraska - 0.1%
500,000	Nebraska Investment Finance Auth, NE, Rev, (FHLMC), (FNMA), (GNMA) 5.00%, 03/01/2049	511,504
	Nevada - 0.1%
250,000	City of North Las Vegas, NV, Special Assessment 4.50%, 06/01/2039	250,493
280,000	City of Reno, NV, Rev, (AG) 5.00%, 06/01/2033	293,155
250,000	County of Clark Passenger Facility Charge, NV, Rev 5.00%, 07/01/2028	262,842
		806,490
	New Hampshire - 2.5%
	New Hampshire Business Finance Auth, NH, Rev
1,295,000	4.00%, 12/01/2028	1,311,957
4,225,000	5.00%, 12/01/2035	4,659,497
650,000	(BAM) 5.00%, 06/01/2036	721,115
715,000	(BAM) 5.00%, 12/01/2036	791,583
860,000	(BAM) 5.00%, 12/01/2037	947,630
665,000	(BAM) 5.00%, 12/01/2038	728,808
5,000,000	5.25%, 06/01/2041	5,408,596
3,705,000	New Hampshire Housing Finance Auth, NH, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 01/01/2057	4,280,971
		18,850,157
	New Jersey - 0.3%
830,000	New Jersey Educational Facs Auth, NJ, Rev, (AG) 5.00%, 07/01/2043	897,842
750,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 5.00%, 06/15/2035	856,938
250,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2029	260,204
		2,014,984
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.2% - (continued)
	New Mexico - 0.8%
$ 4,250,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	$3,935,318
	New Mexico Mortgage Finance Auth, NM, Rev,
750,000	(FHLMC), (FNMA), (GNMA) 2.70%, 09/01/2047	554,086
25,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	25,077
1,605,000	(FHLMC), (FNMA), (GNMA) 6.50%, 09/01/2054	1,760,234
		6,274,715
	New York - 7.0%
750,000	Albany Capital Resource Corp., NY, Rev 5.00%, 05/01/2035	845,866
1,440,000	Build NYC Resource Corp., NY, Rev 5.00%, 12/15/2031	1,431,078
	City of New York, NY, GO
530,000	5.00%, 04/01/2036	546,873
1,000,000	5.25%, 02/01/2053	1,048,801
515,000	Empire State Dev Corp., NY, Rev 5.00%, 03/15/2038	526,723
2,562,797	FHLMC Multifamily VRD Certificates, NY, Rev 4.60%, 06/25/2042(1)	2,594,776
	Metropolitan Transportation Auth, NY, Rev
195,000	5.00%, 11/15/2033	212,129
750,000	5.00%, 11/15/2035	858,394
1,000,000	5.00%, 11/15/2045(1)	1,069,244
	New York City Health & Hospitals Corp., NY, Rev
455,000	5.00%, 02/15/2036	519,192
750,000	5.00%, 02/15/2037	849,164
2,500,000	New York City Housing Dev Corp., NY, Rev 5.25%, 12/15/2031	2,575,411
	New York City Industrial Dev Agency, NY, Rev,
670,000	(AG) 3.00%, 01/01/2033	656,145
150,000	(AG) 5.00%, 03/01/2030	161,489
	New York City Municipal Water Finance Auth, NY, Rev
1,200,000	3.00%, 06/15/2040	1,060,652
1,365,000	5.00%, 06/15/2044	1,489,188
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
10,000,000	3.40%, 02/01/2045(1)	10,000,000
200,000	5.00%, 05/01/2037	222,034
1,930,000	5.00%, 05/01/2038	2,097,830
1,030,000	5.00%, 05/01/2042	1,133,599
1,890,000	New York Energy Finance Dev Corp., NY, Rev 5.00%, 07/01/2056(1)	1,945,936
	New York Liberty Dev Corp., NY, Rev
450,000	0.95%, 11/15/2027	428,095
405,000	2.75%, 02/15/2044	311,836
2,175,000	5.00%, 11/15/2044(3)	2,176,721
	New York State Dormitory Auth, NY, Rev
1,000,000	3.00%, 03/15/2041	869,346
630,000	(AG), (ST AID WITHHLDG) 5.00%, 10/01/2037	698,084
245,000	(AG), (ST AID WITHHLDG) 5.00%, 10/01/2038	270,274
290,000	5.25%, 07/01/2039	325,376
2,000,000	5.25%, 07/01/2040	2,232,052
750,000	5.25%, 07/01/2050	753,311
320,000	(AG) 5.50%, 07/01/2055	341,199
1,800,000	New York State Housing Finance Agency, NY, Rev 2.90%, 11/15/2037(1)	1,800,000
	New York Transportation Dev Corp., NY, Rev,
370,000	(AG) 0.00%, 12/31/2054(5)	242,836
865,000	6.00%, 06/30/2041	970,213

30

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.2% - (continued)
	New York - 7.0% - (continued)
$ 4,570,000	6.00%, 06/30/2055	$4,835,245
	Port Auth of New York & New Jersey, NY, Rev
500,000	3.00%, 10/01/2027	501,431
800,000	5.00%, 11/15/2035	806,694
835,000	5.00%, 01/15/2037	911,748
290,000	5.00%, 12/01/2037	318,351
700,000	5.00%, 11/01/2038	731,835
500,000	5.00%, 12/01/2038	546,097
		51,915,268
	North Carolina - 2.3%
2,570,000	Cumberland County Industrial Facs & Pollution Control Financing Auth, NC, Rev 3.13%, 12/01/2027(1)	2,565,921
770,000	Nash Health Care Systems, NC, Rev 5.00%, 02/01/2032	840,361
	North Carolina Housing Finance Agency, NC, Rev,
650,000	(FHLMC), (FNMA), (GNMA) 3.75%, 07/01/2052	653,280
605,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2056	677,435
	North Carolina Medical Care Commission, NC, Rev
545,000	3.40%, 10/01/2029	546,419
1,285,000	3.45%, 11/01/2030	1,278,792
5,000,000	3.45%, 11/01/2034(1)	5,000,000
670,000	3.90%, 01/01/2029	670,338
1,455,000	4.00%, 09/01/2051	1,195,139
325,000	4.25%, 09/01/2028	325,700
1,075,000	5.00%, 06/01/2032	1,076,787
395,000	5.00%, 01/01/2038	404,175
145,000	5.00%, 01/01/2039	139,594
965,000	5.00%, 11/01/2040	1,030,738
210,000	5.00%, 01/01/2044	212,067
500,000	5.50%, 09/01/2054	500,890
		17,117,636
	Ohio - 1.8%
1,230,000	Buckeye Tobacco Settlement Financing Auth, OH, Rev 5.00%, 06/01/2055	975,539
100,000	Cleveland Department of Public Utilities Division of Public Power, OH, Rev, (AG) 5.00%, 11/15/2030	104,056
	County of Allen Hospital Facs, OH, Rev
250,000	5.00%, 12/01/2029	268,316
2,895,000	5.00%, 11/01/2039	3,141,865
4,245,000	Jefferson County Port Auth, OH, Rev 5.00%, 12/01/2053(1)(3)	4,330,110
845,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	852,818
	Ohio Housing Finance Agency, OH, Rev,
370,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2032	431,613
360,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2033	422,575
250,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2034	296,486
625,000	(FHLMC), (FNMA), (GNMA) 6.25%, 03/01/2055	682,488
	State of Ohio, OH, Rev
360,000	2.75%, 01/01/2052(1)	358,131
1,430,000	5.00%, 01/01/2029	1,514,461
		13,378,458
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.2% - (continued)
	Oklahoma - 0.2%
$ 1,000,000	Oklahoma Municipal Power Auth, OK, Rev, (AG) 5.00%, 01/01/2037	$1,128,263
590,000	Oklahoma Turnpike Auth, OK, Rev 5.00%, 01/01/2039	663,449
		1,791,712
	Oregon - 1.0%
	Albany Hospital Facility Auth, OR, Rev
745,000	3.20%, 11/15/2029	744,438
1,365,000	5.00%, 05/15/2036	1,481,156
30,000	Benton & Linn Counties Consolidated School Dist No. 509J & 509A Corvallis, OR, GO, (SCH BD GTY) 5.00%, 06/15/2038(1)(5)	31,098
	Lincoln County School Dist, OR, GO,
425,000	(SCH BD GTY) 0.00%, 06/15/2035(5)	478,787
210,000	(SCH BD GTY) 0.00%, 06/15/2036(5)	234,326
20,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(4)	12,490
115,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(4)	70,322
	Port of Portland Airport, OR, Rev
575,000	5.00%, 07/01/2030	618,891
1,250,000	5.25%, 07/01/2040	1,373,003
40,000	Salem Hospital Facility Auth, OR, Rev 5.00%, 05/15/2038	40,530
	State of Oregon Housing & Community Services Department, OR, Rev
3,100,000	2.38%, 01/01/2045	2,287,710
20,000	4.50%, 01/01/2049	20,009
15,000	State of Oregon, OR, GO 4.00%, 12/01/2048	15,006
100,000	Washington Clackamas & Yamhill Counties School Dist No. 88J, OR, GO, (SCH BD GTY) 0.00%, 06/15/2034(4)	73,743
		7,481,509
	Pennsylvania - 2.3%
360,000	Adams County General Auth, PA, Rev 3.60%, 06/01/2029	359,955
135,000	Armstrong School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 4.00%, 03/15/2035	136,687
735,000	City of Philadelphia Water & Wastewater, PA, Rev, (AG) 5.00%, 09/01/2036	820,704
	Coatesville School Dist, PA, GO,
3,000,000	(BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	3,191,255
230,000	(AG), (ST AID WITHHLDG) 5.25%, 11/15/2040	252,068
2,000,000	(AG), (ST AID WITHHLDG) 5.25%, 11/15/2042	2,176,759
605,000	(AG), (ST AID WITHHLDG) 5.25%, 11/15/2043	652,150
100,000	Commonwealth Financing Auth, PA, Rev 5.00%, 06/01/2027	102,437
450,000	Doylestown Hospital Auth, PA, Rev 5.38%, 07/01/2039(3)	491,535
585,000	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AG) 5.00%, 07/01/2037	630,144
345,000	Lancaster Industrial Dev Auth, PA, Rev 4.00%, 07/01/2056	272,077
	Montgomery County Industrial Dev Auth, PA, Rev
230,000	5.00%, 12/01/2030	230,207
240,000	5.00%, 12/01/2044	241,205

31

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.2% - (continued)
	Pennsylvania - 2.3% - (continued)
$ 100,000	5.00%, 12/01/2046	$96,932
	Pennsylvania Economic Dev Financing Auth Parking System, PA, Rev,
465,000	(AG) 5.00%, 01/01/2038	499,410
290,000	(AG) 5.00%, 01/01/2040	309,736
100,000	Pennsylvania Economic Dev Financing Auth, PA, Rev 5.00%, 05/15/2038	108,143
240,000	Pennsylvania Higher Education Assistance Agency, PA, Rev 5.00%, 06/01/2029	249,877
750,000	Pennsylvania Higher Educational Facs Auth, PA, Rev 5.00%, 05/01/2037	758,973
90,000	Pennsylvania Housing Finance Agency, PA, Rev 4.00%, 10/01/2038	89,906
	Pennsylvania Turnpike Commission, PA, Rev
150,000	5.00%, 12/01/2030	155,411
1,500,000	5.00%, 12/01/2042	1,530,354
1,000,000	Philadelphia Housing Auth, PA, Rev 5.00%, 03/01/2028	1,038,659
	Pittsburgh Water & Sewer Auth, PA, Rev,
15,000	(AG) 5.00%, 09/01/2034	15,952
1,245,000	(AG) 5.00%, 09/01/2036	1,385,004
875,000	School Dist of Philadelphia, PA, GO, (ST AID WITHHLDG) 5.00%, 09/01/2035	966,545
		16,762,085
	Puerto Rico - 2.8%
5,950,000	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	6,059,877
	Puerto Rico Sales Tax Financing Corp., PR, Rev
8,851,000	0.00%, 07/01/2027(4)	8,529,187
3,119,000	0.00%, 07/01/2029(4)	2,810,035
2,500,000	4.33%, 07/01/2040	2,471,677
625,000	5.00%, 07/01/2058	607,066
		20,477,842
	Rhode Island - 1.9%
	City of Pawtucket, RI, GO,
500,000	(AG) 5.00%, 11/01/2040	549,550
625,000	(AG) 5.00%, 11/01/2041	683,915
500,000	(AG) 5.00%, 11/01/2042	544,144
	Providence Public Building Auth, RI, Rev,
1,000,000	(AG) 5.00%, 09/15/2037	1,110,750
665,000	(AG) 5.00%, 09/15/2038	734,050
	Rhode Island Health & Educational Building Corp., RI, Rev
880,000	5.00%, 05/15/2031	950,443
1,250,000	(BAM), (ST AID WITHHLDG) 5.00%, 05/15/2032	1,391,179
585,000	(BAM), (ST AID WITHHLDG) 5.00%, 05/15/2034	662,405
670,000	(AG) 5.00%, 07/01/2038	713,855
215,000	(AG) 5.63%, 07/01/2065	218,854
	Rhode Island Student Loan Auth, RI, Rev
400,000	5.00%, 12/01/2027	411,741
765,000	5.00%, 12/01/2028	798,214
950,000	5.00%, 12/01/2029	1,004,440
465,000	5.00%, 12/01/2031	498,119
1,750,000	5.00%, 12/01/2032	1,869,865
1,800,000	5.00%, 12/01/2033	1,922,943
		14,064,467
	South Carolina - 1.0%
785,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 02/01/2054(1)	842,552
	South Carolina Jobs-Economic Dev Auth, SC, Rev
945,000	4.00%, 12/01/2030	947,294
1,500,000	5.00%, 11/01/2036	1,658,407
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.2% - (continued)
	South Carolina - 1.0% - (continued)
$ 345,000	5.00%, 11/01/2037	$378,528
	South Carolina Public Service Auth, SC, Rev
500,000	4.00%, 12/01/2034	511,890
625,000	4.00%, 12/01/2038	630,809
	South Carolina State Housing Finance & Dev Auth, SC, Rev
1,050,000	5.75%, 01/01/2054	1,135,497
1,405,000	(FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	1,594,710
		7,699,687
	South Dakota - 1.0%
2,215,000	South Dakota Health & Educational Facs Auth, SD, Rev 5.00%, 11/01/2052(1)	2,343,405
	South Dakota Housing Dev Auth, SD, Rev
255,000	4.50%, 11/01/2048	256,593
240,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	253,864
3,835,000	(FHLMC), (FNMA), (GNMA) 6.25%, 05/01/2056	4,337,019
		7,190,881
	Tennessee - 1.0%
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev
515,000	5.00%, 05/01/2035	564,580
2,510,000	5.00%, 07/01/2035	2,828,080
195,000	5.00%, 05/01/2038	210,258
	Tennessee Energy Acquisition Corp., TN, Rev
365,000	5.00%, 02/01/2027	368,378
3,000,000	5.00%, 11/01/2034	3,206,168
40,000	Tennessee Housing Dev Agency, TN, Rev 4.00%, 01/01/2049	40,138
		7,217,602
	Texas - 10.7%
1,380,000	Allen Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2035	1,561,954
160,000	Austin-Bergstrom Landhost Enterprises, Inc., TX, Rev 5.00%, 10/01/2029	163,349
	Boerne Independent School Dist, TX, GO,
1,025,000	(PSF-GTD) 3.13%, 02/01/2053(1)	1,025,479
225,000	(PSF-GTD) 4.00%, 02/01/2054(1)	228,899
	Brazos Higher Education Auth, Inc., TX, Rev
2,500,000	5.00%, 04/01/2031	2,640,852
1,300,000	5.00%, 04/01/2033	1,386,081
2,000,000	5.00%, 04/01/2034	2,120,059
	Central Texas Regional Mobility Auth, TX, Rev
1,425,000	4.00%, 01/01/2035	1,460,203
505,000	4.00%, 01/01/2036	515,171
1,490,000	5.00%, 01/01/2046	1,535,474
	City of Austin Airport System, TX, Rev
1,025,000	5.00%, 11/15/2032	1,126,529
500,000	5.00%, 11/15/2039	533,300
4,200,000	5.00%, 11/15/2043(2)	4,499,799
	City of Dallas Hotel Occupancy Tax, TX, Rev
1,535,000	4.00%, 08/15/2033	1,536,666
100,000	4.00%, 08/15/2034	100,085
535,000	City of Dallas, TX, GO 5.00%, 02/15/2028	545,145
	City of San Antonio Electric & Gas Systems, TX, Rev
1,235,000	2.90%, 02/01/2055(1)	1,229,598
2,010,000	3.08%, 02/01/2055(1)	2,008,210
245,000	5.00%, 02/01/2039	271,933
	Clifton Higher Education Finance Corp., TX, Rev,
425,000	(PSF-GTD) 5.00%, 04/01/2035	472,013

32

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.2% - (continued)
	Texas - 10.7% - (continued)
$ 350,000	(PSF-GTD) 5.00%, 04/01/2036	$386,218
975,000	(PSF-GTD) 5.00%, 08/15/2036	1,055,874
400,000	County of Fort Bend Toll Road, TX, Rev, (AG) 5.00%, 03/01/2034	450,938
	Dallas Fort Worth International Airport, TX, Rev
1,500,000	5.00%, 11/01/2031	1,634,559
4,500,000	5.00%, 11/01/2032	4,936,009
1,000,000	East Montgomery County Improvement Dist Sales Tax, TX, Rev, (AG) 5.00%, 08/15/2035	1,115,336
1,735,000	El Paso County Hospital Dist, TX, GO, (AG) 5.00%, 02/15/2035	1,951,129
	El Paso Independent School Dist, TX, GO,
2,645,000	(PSF-GTD) 5.00%, 08/15/2036(2)	2,978,964
2,750,000	(PSF-GTD) 5.00%, 08/15/2040(2)	3,023,309
1,350,000	Fort Bend Independent School Dist, TX, GO, (PSF-GTD) 3.80%, 08/01/2055(1)	1,374,245
450,000	Harris County Industrial Dev Corp., TX, Rev 4.05%, 11/01/2050(1)	460,308
	Harris County-Houston Sports Auth, TX, Rev,
1,510,000	(AG) 5.00%, 11/15/2032	1,669,012
1,780,000	(AG) 5.00%, 11/15/2033	1,983,340
400,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2030	422,797
825,000	Hutto Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/01/2036	918,860
800,000	Leander Independent School Dist, TX, GO, (PSF-GTD) 0.00%, 08/15/2027(4)	770,639
	New Hope Cultural Education Facs Finance Corp., TX, Rev
675,000	4.25%, 10/01/2030	669,273
550,000	5.00%, 11/01/2046	463,556
1,410,000	North East Texas Regional Mobility Auth, TX, Rev 5.00%, 01/01/2037	1,557,850
	Northside Independent School Dist, TX, GO,
1,250,000	(PSF-GTD) 2.00%, 06/01/2052(1)	1,236,699
2,500,000	(PSF-GTD) 3.55%, 06/01/2050(1)	2,530,834
2,000,000	San Antonio Water System, TX, Rev 1.00%, 05/01/2043(1)	1,976,883
500,000	Southwest Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2036	544,238
5,600,000	State of Texas, TX, GO 3.45%, 12/01/2050(1)	5,600,000
1,290,000	Tarrant County Cultural Education Facs Finance Corp., TX, Rev 5.00%, 11/15/2051(1)	1,418,176
	Texas Department of Housing & Community Affairs, TX, Rev,
1,250,000	(GNMA) 2.25%, 07/01/2041	969,176
2,125,000	(GNMA) 3.00%, 03/01/2050	1,635,324
1,430,000	(GNMA) 3.63%, 09/01/2044	1,312,499
4,900,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(1)	5,224,167
3,000,000	Texas Municipal Gas Acquisition & Supply Corp. VI, TX, Rev 5.00%, 01/01/2036	3,167,346
500,000	Texas Public Finance Auth, TX, Rev 4.00%, 02/01/2034	507,816
200,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(4)	115,332
	Uptown Dev Auth, TX, Tax Allocation
220,000	4.00%, 09/01/2032	216,658
250,000	4.00%, 09/01/2035	239,741
		79,477,904
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.2% - (continued)
	Utah - 1.3%
$ 590,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	$596,302
	Downtown Revitalization Public Infrastructure Dist, UT, Rev,
1,000,000	(AG) 5.00%, 06/01/2035	1,135,830
1,000,000	(AG) 5.00%, 06/01/2036	1,126,741
500,000	Mida Cormont Public Infrastructure Dist, UT, GO 0.00%, 06/01/2055(3)(5)	434,903
	Mida Mountain Village Public Infrastructure Dist, UT, Tax Allocation
2,930,000	5.13%, 06/15/2054(3)	2,938,750
3,000,000	6.00%, 06/15/2054(3)	3,086,702
		9,319,228
	Virginia - 1.0%
1,325,000	Arlington County Industrial Dev Auth, VA, Rev 5.00%, 07/01/2053(1)	1,415,163
750,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	752,691
620,000	Virginia Beach Dev Auth, VA, Rev 5.38%, 09/01/2029	623,413
	Virginia Small Business Financing Auth, VA, Rev
1,000,000	4.00%, 01/01/2033	1,010,458
1,100,000	4.00%, 07/01/2034	1,105,054
1,000,000	4.00%, 01/01/2036	992,130
835,000	5.00%, 07/01/2035	881,722
350,000	5.00%, 12/31/2047	352,641
		7,133,272
	Washington - 2.9%
185,000	King County Housing Auth, WA, Rev 5.38%, 07/01/2045	195,809
5,180,000	Port of Seattle, WA, GO 5.00%, 01/01/2033	5,260,007
	Port of Seattle, WA, Rev
1,600,000	5.25%, 07/01/2039	1,771,814
595,000	5.25%, 07/01/2041	653,758
1,450,000	Seattle Housing Auth, WA, Rev 5.00%, 12/01/2029	1,515,403
	Washington Health Care Facs Auth, WA, Rev
1,500,000	4.00%, 08/01/2044	1,369,574
2,040,000	5.00%, 09/01/2037	2,241,017
1,200,000	5.00%, 09/01/2038	1,309,327
1,500,000	5.00%, 09/01/2039	1,629,835
1,725,000	5.00%, 10/01/2042	1,725,432
	Washington State Housing Finance Commission, WA, Rev
500,000	5.00%, 01/01/2031(3)	503,401
3,105,000	(BAM) 5.00%, 07/01/2045(3)	3,189,885
		21,365,262
	West Virginia - 0.4%
	County of Ohio Special Dist Excise Tax, WV, Rev,
550,000	(AG) 5.00%, 06/01/2031	592,427
500,000	(AG) 5.00%, 06/01/2032	541,136
500,000	(AG) 5.00%, 06/01/2033	551,573
500,000	(AG) 5.00%, 06/01/2034	547,289
690,000	West Virginia Economic Dev Auth, WV, Rev 4.63%, 04/15/2055(1)	705,848
		2,938,273
	Wisconsin - 3.8%
	Public Finance Auth, WI, Rev
1,195,000	3.63%, 06/15/2063(1)	1,188,910
505,000	4.00%, 10/01/2041	499,320
835,000	4.00%, 10/01/2046(1)	848,700
170,000	(AG) 4.00%, 07/01/2050	148,715
1,500,000	5.00%, 06/01/2031	1,623,512
625,000	5.00%, 06/01/2032	682,038

33

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.2% - (continued)
	Wisconsin - 3.8% - (continued)
$ 1,000,000	(AG) 5.00%, 07/01/2036	$1,027,132
510,000	5.00%, 12/15/2039(3)	511,149
750,000	5.00%, 10/01/2043(3)	750,095
465,000	5.00%, 10/01/2044	472,814
400,000	5.00%, 12/15/2044(3)	387,535
2,680,000	5.25%, 11/15/2055	2,715,553
2,035,000	5.25%, 11/15/2061	2,051,356
750,000	5.50%, 06/15/2055	750,433
1,640,000	6.50%, 06/30/2060	1,805,217
	State of Wisconsin, WI, GO
470,000	5.00%, 05/01/2030(2)	501,362
495,000	5.00%, 05/01/2031(2)	536,172
125,000	5.00%, 05/01/2032(2)	137,223
	University of Wisconsin Hospitals & Clinics, WI, Rev
310,000	4.00%, 04/01/2035	316,181
220,000	4.00%, 04/01/2039	220,058
650,000	5.00%, 04/01/2037	723,358
265,000	5.00%, 04/01/2038	293,833
120,000	Wisconsin Center Dist, WI, Rev, (AG) 0.00%, 12/15/2029(4)	106,955
	Wisconsin Health & Educational Facs Auth, WI, Rev
1,000,000	5.00%, 08/15/2035	1,117,819
1,550,000	5.00%, 11/01/2035	1,694,330
1,500,000	5.00%, 08/15/2036	1,662,131
840,000	5.00%, 11/01/2039	843,505
680,000	5.75%, 08/15/2059	698,772
	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev,
875,000	(FHLMC), (FNMA), (GNMA) 5.50%, 09/01/2031	973,673
1,405,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2054	1,515,836
1,200,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2055	1,295,853
		28,099,540
	Wyoming - 0.0%
265,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054	286,354
	Total Municipal Bonds (cost $702,125,190)	$704,361,024
U.S. GOVERNMENT AGENCIES - 0.1%
	Mortgage-Backed Agencies - 0.1%
	Federal Home Loan Mortgage Corp. - 0.1%
1,115,000	3.15%, 10/15/2036	$1,005,134
	Total U.S. Government Agencies (cost $1,131,876)	$1,005,134
	Total Long-Term Investments (cost $711,404,347)	$713,306,364
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 1.0%
$ 7,935,678
Fixed Income Clearing Corp. Repurchase
Agreement dated 04/30/2026 at 3.64%,
due on 05/01/2026 with a maturity value of
$7,936,480; collateralized by U.S. Treasury
Note at 3.63%, maturing 09/30/2030, with
a market value of $8,094,500
			$7,935,678
	Total Short-Term Investments (cost $7,935,678)		$7,935,678
	Total Investments (cost $719,340,025)	97.4%	$721,242,042
	Other Assets and Liabilities	2.6%	18,912,798
	Net Assets	100.0%	$740,154,840
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(2)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $21,507,414 at April 30, 2026.
(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$26,541,979, representing 3.6% of net assets.

(4)	Security is a zero-coupon bond.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

34

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$7,940,206	$—	$7,940,206	$—
Municipal Bonds	704,361,024	—	704,361,024	—
U.S. Government Agencies	1,005,134	—	1,005,134	—
Short-Term Investments	7,935,678	—	7,935,678	—
Total	$721,242,042	$—	$721,242,042	$—

(1)	For the period ended April 30, 2026, there were no transfers in and out of Level 3.

35

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 0.7%
	Software - 0.7%
$ 2,041,000	Oracle Corp. 4.95%, 02/04/2031	$1,996,474
	Total Corporate Bonds (cost $2,037,612)	$1,996,474
MUNICIPAL BONDS - 77.7%
	Alabama - 8.1%
4,475,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 5.50%, 04/01/2056	$4,840,829
	Black Belt Energy Gas Dist, AL, Rev
2,680,000	4.00%, 06/01/2051(1)	2,715,830
1,110,000	5.00%, 07/01/2033	1,165,884
1,360,000	5.00%, 10/01/2033(2)	1,450,164
855,000	5.00%, 12/01/2034	897,281
2,140,000	5.00%, 12/01/2035	2,266,991
685,000	5.25%, 12/01/2053(1)	735,992
635,000	Energy Southeast A Cooperative Dist, AL, Rev 5.25%, 07/01/2054(1)	677,893
	Southeast Energy Auth A Cooperative Dist, AL, Rev
4,665,000	5.00%, 10/01/2030	4,985,480
4,505,000	5.00%, 05/01/2055(1)	4,793,638
		24,529,982
	Arizona - 0.6%
	Arizona Board of Regents, AZ, Rev
665,000	5.00%, 07/01/2045	722,453
705,000	5.00%, 07/01/2046	758,591
435,000	Industrial Dev Auth of the City of Tucson, AZ, Rev 4.63%, 06/01/2044	439,622
		1,920,666
	Arkansas - 2.7%
	Arkansas Dev Finance Auth, AR, Rev,
3,105,000	(FHLMC), (FNMA), (GNMA) 5.00%, 07/01/2054	3,257,988
950,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2055	1,002,984
2,515,000	(FHLMC), (FNMA), (GNMA) 5.50%, 01/01/2056	2,723,461
1,090,000	(FHLMC), (FNMA), (GNMA) 5.50%, 01/01/2057(2)	1,187,347
		8,171,780
	California - 2.2%
	California Community Choice Financing Auth, CA, Rev
1,640,000	5.00%, 03/01/2036	1,714,510
210,000	5.00%, 02/01/2054(1)	221,780
860,000	5.25%, 02/01/2036	926,146
2,330,000	California Infrastructure & Economic Dev Bank, CA, Rev 5.25%, 07/01/2054	2,345,329
345,000	Central Valley Energy Auth, CA, Rev 5.00%, 08/01/2034	366,914
1,245,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP) 3.00%, 06/01/2046	1,143,330
		6,718,009
	Colorado - 1.5%
3,050,000	City & County of Denver, CO, Rev, (FNMA) 4.70%, 10/01/2042	3,224,735
1,225,000	Colorado Educational & Cultural Facs Auth, CO, Rev, (BAM) 4.25%, 07/01/2054	1,070,440
230,000	Colorado Housing & Finance Auth, CO, Rev, (FHLMC), (FNMA), (GNMA) 3.50%, 05/01/2050	229,219
		4,524,394
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 77.7% - (continued)
	Connecticut - 0.4%
$ 35,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/15/2042	$35,178
1,145,000	Waterbury Housing Auth, CT, Rev, (HUD), (FHLMC) 4.50%, 02/01/2042	1,152,573
		1,187,751
	District of Columbia - 0.8%
2,000,000	Dist of Columbia Housing Finance Agency, DC, Rev, (FNMA) 4.88%, 09/01/2045	2,065,006
340,000	Metropolitan Washington Airports Auth, Dulles Toll Road, DC, Rev 5.00%, 10/01/2034	356,611
		2,421,617
	Florida - 3.9%
2,745,000	County of Broward Convention Center Hotel, FL, Rev 4.00%, 01/01/2051	2,496,107
410,000	Florida Dev Finance Corp., FL, Rev 5.25%, 08/01/2055	419,846
	Florida Housing Finance Corp., FL, Rev,
30,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2051	29,668
500,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2052	493,480
3,160,000	3.15%, 01/01/2044(1)	3,164,473
200,000	(FHLMC), (FNMA), (GNMA) 3.50%, 07/01/2051	199,748
50,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2049	50,054
90,000	Lee County Housing Finance Auth, FL, Rev 2.65%, 12/01/2047(1)	88,517
1,865,000	Miami-Dade County Housing Finance Auth, FL, Rev, (FNMA), (HUD) 4.88%, 03/01/2046	1,895,219
2,675,000	Orange County Health Facs Auth, FL, Rev 5.25%, 10/01/2056	2,777,989
		11,615,101
	Georgia - 4.6%
	Main Street Natural Gas, Inc., GA, Rev
485,000	4.00%, 05/01/2052(1)	491,879
1,525,000	5.00%, 12/01/2053(1)	1,626,592
615,000	5.00%, 05/01/2054(1)	658,778
5,535,000	5.00%, 05/01/2055(1)	5,858,671
1,165,000	5.00%, 06/01/2055(1)	1,251,716
3,835,000	Municipal Electric Auth of Georgia, GA, Rev, (BAM) 5.25%, 01/01/2054	3,986,881
		13,874,517
	Hawaii - 0.2%
640,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2049	673,332
	Illinois - 1.4%
1,940,000	Chicago O'Hare International Airport, IL, Rev 5.50%, 01/01/2059	2,045,887
	Illinois Housing Dev Auth, IL, Rev
105,000	2.80%, 04/01/2029(1)	104,414
265,000	(FHLMC), (FNMA), (GNMA) 3.00%, 10/01/2051	261,387
315,000	3.15%, 08/01/2029(1)	315,662
350,000	(FHLMC), (FNMA), (GNMA) 4.00%, 10/01/2049	351,731
25,000	(FHLMC), (FNMA), (GNMA) 4.50%, 10/01/2048	25,259
1,255,000	Metropolitan Pier & Exposition Auth, IL, Rev 5.00%, 06/15/2053	1,237,536
		4,341,876

36

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 77.7% - (continued)
	Indiana - 0.9%
$ 1,305,000	Indiana Finance Auth, IN, Rev 5.50%, 10/01/2055	$1,373,408
	Indiana Housing & Community Dev Auth, IN, Rev,
505,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2050	498,264
25,000	(GNMA) 4.00%, 07/01/2048	25,073
705,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2053	714,136
		2,610,881
	Iowa - 0.2%
	Iowa Finance Auth, IA, Rev,
570,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2047	562,597
145,000	(FHLMC), (FNMA), (GNMA) 3.25%, 07/01/2050	143,988
15,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2048	15,040
		721,625
	Kentucky - 2.4%
	Kentucky Public Energy Auth, KY, Rev
2,510,000	5.00%, 01/01/2055(1)	2,660,558
2,285,000	5.25%, 04/01/2054(1)	2,437,407
1,955,000	5.25%, 06/01/2055(1)	2,068,199
		7,166,164
	Louisiana - 0.4%
5,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	5,033
1,385,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 2.50%, 04/01/2036	1,194,382
		1,199,415
	Maryland - 0.9%
2,650,000	Maryland Community Dev Administration, MD, Rev, (FNMA) 4.35%, 02/01/2044	2,609,990
	Massachusetts - 0.0%
120,000	Commonwealth of Massachusetts, MA, GO 3.00%, 02/01/2048	91,562
	Michigan - 0.7%
700,000	Cedar Springs Public School Dist, MI, GO, (Q-SBLF) 4.50%, 05/01/2049	694,486
770,000	Ferndale Public Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2053	794,986
	Grosse Ile Township School Dist, MI, GO,
90,000	(Q-SBLF) 5.00%, 05/01/2049	93,192
625,000	(Q-SBLF) 5.00%, 05/01/2052	641,637
30,000	Michigan State Housing Dev Auth, MI, Rev 3.75%, 06/01/2050	30,017
		2,254,318
	Mississippi - 0.6%
	Mississippi Home Corp., MS, Rev,
115,000	(FHLMC), (FNMA), (GNMA) 3.25%, 12/01/2050	114,409
1,590,000	(FNMA), (HUD) 4.55%, 04/01/2042	1,601,657
		1,716,066
	Missouri - 1.8%
	Missouri Housing Dev Commission, MO, Rev,
415,000	(FHLMC), (FNMA), (GNMA) 3.00%, 05/01/2052	409,239
260,000	(FHLMC), (FNMA), (GNMA) 3.25%, 05/01/2051	258,083
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 77.7% - (continued)
	Missouri - 1.8% - (continued)
$ 100,000	(FHLMC), (FNMA), (GNMA) 3.50%, 11/01/2050	$99,710
125,000	(FHLMC), (FNMA), (GNMA) 3.88%, 05/01/2050	125,232
50,000	(FHLMC), (FNMA), (GNMA) 4.25%, 05/01/2049	50,223
40,000	(FHLMC), (FNMA), (GNMA) 4.75%, 05/01/2049	40,404
2,345,000	Missouri Joint Municipal Electric Utility Commission, MO, Rev 5.25%, 01/01/2056	2,460,782
385,000	St. Charles County Francis Howell R-III School Dist, MO, GO 2.00%, 03/01/2037	308,684
1,568,226	St. Charles County Industrial Dev Auth, MO, Rev, (FNMA), (HUD) 4.65%, 04/01/2043	1,590,613
		5,342,970
	Nevada - 0.5%
	Nevada Housing Division, NV, Rev,
460,000	(FHLMC), (FNMA), (GNMA) 4.00%, 04/01/2049	462,695
40,000	(FHLMC), (FNMA), (GNMA) 4.00%, 10/01/2049	40,239
950,000	Reno-Tahoe Airport Auth, NV, Rev 5.25%, 07/01/2054	985,011
		1,487,945
	New Jersey - 0.6%
1,705,000	New Jersey Housing & Mortgage Finance Agency, NJ, Rev, (FNMA) 4.55%, 05/01/2041	1,753,919
	New Mexico - 5.1%
	New Mexico Mortgage Finance Auth, NM, Rev,
470,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	462,476
1,205,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	1,185,630
590,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2050	592,852
1,535,000	(FHLMC), (FNMA), (GNMA) 4.25%, 03/01/2053	1,559,690
7,875,000	(FHLMC), (FNMA), (GNMA) 5.50%, 09/01/2055	8,499,952
2,975,000	New Mexico Municipal Energy Acquisition Auth, NM, Rev 5.00%, 06/01/2054(1)	3,162,262
		15,462,862
	New York - 4.5%
1,130,000	City of New York, NY, GO 4.00%, 04/01/2050	1,033,802
	New York City Municipal Water Finance Auth, NY, Rev
1,500,000	4.00%, 06/15/2054	1,372,408
890,000	5.00%, 06/15/2046	953,640
	New York State Dormitory Auth, NY, Rev
950,000	3.00%, 03/15/2038	862,206
5,000,000	4.00%, 05/01/2054	4,400,538
295,000	5.00%, 03/15/2047	310,423
2,630,000	New York State Housing Finance Agency, NY, Rev, (FHLMC) 3.57%, 05/01/2042(1)	2,644,103
1,365,000	Triborough Bridge & Tunnel Auth Sales Tax, NY, Rev 5.25%, 05/15/2064	1,414,546
605,000	Triborough Bridge & Tunnel Auth, NY, Rev 4.50%, 05/15/2052	594,110
		13,585,776

37

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 77.7% - (continued)
	North Carolina - 0.6%
	Raleigh Housing Auth, NC, Rev
$ 120,000	4.40%, 12/01/2043	$120,522
1,680,000	(FNMA) 4.50%, 02/01/2043	1,689,011
		1,809,533
	Ohio - 2.2%
880,000	Columbus-Franklin County Finance Auth, OH, Rev, (FNMA) 4.82%, 11/01/2043	919,515
	Ohio Housing Finance Agency, OH, Rev
2,600,000	3.15%, 01/01/2044(1)	2,598,356
585,000	(FHLMC), (FNMA), (GNMA) 3.25%, 03/01/2050	580,038
15,000	(FHLMC), (FNMA), (GNMA) 4.50%, 09/01/2048	15,123
410,000	(FNMA), (HUD) 4.55%, 04/01/2041	422,690
295,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 0.00%, 02/15/2041(3)	165,158
1,840,000	Pickerington Local School Dist, OH, GO 5.00%, 12/01/2053	1,878,700
		6,579,580
	Oklahoma - 0.2%
	Oklahoma Capitol Improvement Auth, OK, Rev
85,000	5.00%, 07/01/2045	91,748
75,000	5.00%, 07/01/2046	80,182
260,000	5.00%, 07/01/2047	275,429
		447,359
	Oregon - 1.6%
5,000,000	Astoria Hospital Facs Auth, OR, Rev 5.25%, 08/01/2054	4,935,422
	Pennsylvania - 1.4%
460,000	Allegheny County Airport Auth, PA, Rev, (AG) 5.25%, 01/01/2053	476,829
3,500,000	Philadelphia Gas Works Co., PA, Rev, (AG) 5.25%, 08/01/2054	3,673,036
		4,149,865
	Rhode Island - 0.5%
	Rhode Island Health & Educational Building Corp., RI, Rev,
875,000	(ST AID WITHHLDG) 4.13%, 05/15/2054	812,546
600,000	5.25%, 05/15/2054	600,024
		1,412,570
	South Carolina - 2.1%
3,135,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 10/01/2054(1)	3,361,239
1,435,000	South Carolina Jobs-Economic Dev Auth, SC, Rev 5.25%, 11/01/2054	1,507,621
475,000	South Carolina Public Service Auth, SC, Rev, (AG) 5.00%, 12/01/2055	485,386
870,000	South Carolina State Housing Finance & Dev Auth, SC, Rev, (FNMA) 4.80%, 05/01/2043	906,530
45,000	Tobacco Settlement Management Auth, SC, Rev 6.38%, 05/15/2030	50,336
		6,311,112
	Tennessee - 2.9%
960,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.25%, 12/01/2054	992,239
2,685,000	Cleveland Health & Educational Facs Board, TN, Rev 5.25%, 08/15/2054	2,760,214
515,000	County of Putnam, TN, GO 2.00%, 04/01/2037	421,913
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 77.7% - (continued)
	Tennessee - 2.9% - (continued)
$ 425,000	Knox County Health Educational & Housing Facility Board, TN, Rev, (FNMA) 4.63%, 12/01/2043	$437,261
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev,
1,805,000	(FNMA) 4.60%, 12/01/2044	1,824,850
10,000	(NPFG) 4.88%, 11/01/2028	10,295
305,000	Metropolitan Nashville Airport Auth, TN, Rev 5.00%, 07/01/2052	311,112
1,795,000	Tennergy Corp., TN, Rev 4.00%, 12/01/2051(1)	1,818,579
25,000	Tennessee Housing Dev Agency, TN, Rev 4.50%, 07/01/2049	25,211
		8,601,674
	Texas - 13.4%
	Arlington Higher Education Finance Corp., TX, Rev,
2,000,000	(PSF-GTD) 4.13%, 08/15/2054	1,776,930
700,000	(PSF-GTD) 4.25%, 12/01/2048	655,346
200,000	(PSF-GTD) 4.25%, 12/01/2053	183,034
680,000	(PSF-GTD) 5.00%, 08/15/2033	716,355
200,000	(PSF-GTD) 5.00%, 08/15/2048	206,710
	Bexar County Hospital Dist, TX, GO
635,000	4.25%, 02/15/2052	585,460
1,405,000	4.25%, 02/15/2053	1,280,177
1,290,000	Chapel Hill Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2048	1,341,939
755,000	City of Dallas Housing Finance Corp., TX, Rev 4.63%, 10/01/2043	771,873
735,000	City of Houston Hotel Occupancy Tax & Special, TX, Rev, (AG) 5.00%, 09/01/2046	780,542
790,000	Cleburne Independent School Dist, TX, GO, (PSF-GTD) 3.00%, 02/15/2046	614,908
765,000	Clifton Higher Education Finance Corp., TX, Rev, (PSF-GTD) 4.25%, 08/15/2053	698,417
765,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	689,671
1,190,000	Columbia-Brazoria Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2053	1,074,868
120,000	Community Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2053	123,522
	Corsicana Independent School Dist, TX, GO,
495,000	(PSF-GTD) 5.00%, 02/15/2045	532,606
390,000	(PSF-GTD) 5.00%, 02/15/2046	415,743
2,000,000	County of Harris Toll Road, TX, Rev 5.25%, 08/15/2054	2,099,037
505,000	County of Harris, TX, GO 5.00%, 10/01/2038	516,474
4,635,000	Crowley Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/01/2054	4,363,452
375,000	Donna Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 02/15/2053	345,833
	Georgetown Independent School Dist, TX, GO,
690,000	(PSF-GTD) 2.50%, 08/15/2037	597,887
970,000	(PSF-GTD) 5.00%, 02/15/2054	997,184
930,000	Kaufman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2054	960,990
	Lamar Consolidated Independent School Dist, TX, GO,
365,000	(PSF-GTD) 3.00%, 02/15/2051	265,255
1,090,000	(PSF-GTD) 4.00%, 02/15/2048	989,292
590,000	Lockhart Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/01/2053	544,180
580,000	McGregor Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2049	604,382
115,000	Montgomery Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	107,548

38

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 77.7% - (continued)
	Texas - 13.4% - (continued)
$ 20,000	Newark Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2052	$20,283
990,000	Northside Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/15/2053	920,222
575,000	Prosper Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	525,082
	Texas Department of Housing & Community Affairs, TX, Rev,
460,000	(GNMA) 3.00%, 01/01/2052	452,238
205,000	(GNMA) 3.50%, 03/01/2051	203,846
65,000	(GNMA) 4.00%, 03/01/2050	65,575
30,000	(GNMA) 4.75%, 03/01/2049	30,251
3,720,000	(GNMA) 5.75%, 01/01/2056	4,079,598
6,120,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(1)	6,524,878
1,830,000	Texas Transportation Commission State Highway 249 System, TX, Rev 5.25%, 10/01/2055	1,926,945
285,000	Texas Water Dev Board, TX, Rev 4.80%, 10/15/2052	287,502
440,000	White Settlement Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/15/2052	404,966
		40,281,001
	Utah - 1.9%
5,705,000	County of Iron Sales Tax, UT, Rev 5.00%, 10/01/2059	5,873,140
	Virginia - 5.3%
	FHLMC Multifamily VRD Certificates, VA, Rev
8,507,830	4.53%, 11/25/2042(1)	8,608,886
6,892,066	(FHLMC) 4.76%, 08/25/2041(1)	7,075,347
365,000	Hampton Roads Transportation Accountability Commission, VA, Rev 4.00%, 07/01/2052	328,979
		16,013,212
	Washington - 0.0%
60,000	Washington State Housing Finance Commission, WA, Rev 4.00%, 12/01/2048	60,218
	Wisconsin - 0.6%
1,865,000	Public Finance Auth, WI, Rev, (FHLMC) 4.10%, 09/25/2039	1,833,647
	Wyoming - 0.0%
30,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 06/01/2043	30,091
	Total Municipal Bonds (cost $237,045,225)	$234,320,942
U.S. GOVERNMENT AGENCIES - 4.5%
	Mortgage-Backed Agencies - 4.5%
	Federal Home Loan Mortgage Corp. - 4.5%
4,114,093	4.05%, 08/01/2040	$3,987,396
9,141,291	4.70%, 04/25/2042(1)	9,472,263
	Total U.S. Government Agencies (cost $13,311,318)	$13,459,659
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 9.7%
	U.S. Treasury Securities - 9.7%
	U.S. Treasury Notes - 9.7%
$ 9,062,000	3.88%, 03/31/2031		$9,001,823
20,863,600	4.13%, 02/15/2036		20,423,508
	Total U.S. Government Securities (cost $29,550,882)		$29,425,331
	Total Long-Term Investments (cost $281,945,037)		$279,202,406
SHORT-TERM INVESTMENTS - 6.7%
	U.S. Treasury Securities - 6.7%
	U.S. Treasury Bills - 6.7%
593,000	3.51%, 01/21/2027(4)		$577,530
20,038,000	3.61%, 10/15/2026(4)		19,704,054
	Total Short-Term Investments (cost $20,282,972)		$20,281,584
	Total Investments (cost $302,228,009)	99.3%	$299,483,990
	Other Assets and Liabilities	0.7%	2,202,318
	Net Assets	100.0%	$301,686,308
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(2)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $2,644,785 at April 30, 2026.
(3)	Security is a zero-coupon bond.
(4)	The rate shown represents current yield to maturity.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

39

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$1,996,474	$—	$1,996,474	$—
Municipal Bonds	234,320,942	—	234,320,942	—
U.S. Government Agencies	13,459,659	—	13,459,659	—
U.S. Government Securities	29,425,331	—	29,425,331	—
Short-Term Investments	20,281,584	—	20,281,584	—
Total	$299,483,990	$—	$299,483,990	$—

(1)	For the period ended April 30, 2026, there were no transfers in and out of Level 3.

40

Hartford Strategic Income ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.6%
	Asset-Backed - Automobile - 6.2%
$ 4,775,000	Ally Auto Receivables Trust Series 2026-1, 3.92%, 10/15/2030	$4,743,970
529,926	Ally Bank Auto Credit-Linked Notes Series 2025-A, 6.94%, 06/15/2033(1)	528,861
	AmeriCredit Automobile Receivables Trust
2,915,000	Series 2026-1, 4.28%, 11/18/2032(1)	2,900,907
1,130,000	Series 2023-1, 5.57%, 03/20/2028	1,134,988
359,495	Avid Automobile Receivables Trust 7.80%, 07/15/2032	359,820
	Avis Budget Rental Car Funding AESOP LLC
3,650,000	Series 2025-4A, 4.40%, 02/20/2032(1)	3,589,283
500,000	Series 2023-7A, 5.90%, 08/21/2028(1)	508,403
660,000	Series 2026-1A, 6.53%, 08/20/2030(1)	651,821
1,500,000	Series 2023-4A, 7.31%, 06/20/2029(1)	1,519,181
100,000	Series 2023-3A, 7.32%, 02/20/2028(1)	100,818
100,000	Series 2023-5A, 7.35%, 04/20/2028(1)	101,111
1,250,000	Series 2023-8A, 7.52%, 02/20/2030(1)	1,260,038
1,035,000	Series 2023-1A, 7.59%, 04/20/2029(1)	1,055,639
110,508	Bridgecrest Lending Auto Securitization Trust Series 2024-4, 4.72%, 09/15/2028	110,610
	Enterprise Fleet Financing LLC
3,368,154	Series 2025-1, 4.65%, 10/20/2027(1)	3,377,477
630,000	Series 2024-3, 5.06%, 03/20/2031(1)	638,049
566,578	Exeter Automobile Receivables Trust Series 2025-1A, 4.67%, 08/15/2028	567,073
180,000	Exeter Select Automobile Receivables Trust Series 2025-2, 6.87%, 02/15/2033(1)	177,409
	Flagship Credit Auto Trust
1,925,000	Series 2024-1, 6.30%, 04/15/2030(1)	1,811,838
760,000	Series 2023-3, 6.58%, 08/15/2029(1)	719,621
500,000	Series 2023-2, 10.89%, 07/15/2030(1)	335,355
	GM Financial Consumer Automobile Receivables Trust
980,000	Series 2026-1, 3.77%, 03/16/2029	977,300
205,000	Series 2025-1, 4.73%, 08/16/2030	206,996
86,667	Hertz Vehicle Financing III LLC Series 2023-1A, 9.13%, 06/25/2027(1)	86,980
1,909,378	Huntington Bank Auto Credit-Linked Notes Series 2026-1, 8.14%, 02/20/2034, 30 day USD SOFR Average + 4.50%(1)(2)	1,902,663
150,000	Prestige Auto Receivables Trust Series 2024-2A, 6.75%, 11/17/2031(1)	145,110
	Santander Bank Auto Credit-Linked Notes
725,000	Series 2025-A, 7.34%, 01/16/2034(1)	722,513
430,741	Series 2024-A, 10.17%, 06/15/2032(1)	441,920
	Santander Drive Auto Receivables Trust
1,000,000	Series 2025-4, 4.27%, 01/15/2032	996,322
3,420,672	Series 2025-4, 4.28%, 01/15/2029	3,423,633
38,950	Securitized Term Auto Receivables Trust Series 2025-A, 6.75%, 07/25/2031(1)	39,670
424,895	SFS Auto Receivables Securitization Trust Series 2024-2A, 5.33%, 11/20/2029(1)	428,504
2,460,000	Toyota Auto Receivables Owner Trust Series 2026-A, 3.80%, 12/15/2028	2,456,653
	Westlake Automobile Receivables Trust
1,240,000	Series 2026-P1, 4.01%, 03/17/2031(1)	1,224,496
4,000,000	Series 2026-1A, 4.20%, 05/15/2031(1)	3,983,036
1,401,760	Wheels Fleet Lease Funding 1 LLC Series 2024-3A, 4.80%, 09/19/2039(1)	1,410,067
3,285,000	World Omni Auto Receivables Trust Series 2026-A, 4.00%, 03/15/2032	3,255,297
		47,893,432
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.6% - (continued)
	Asset-Backed - Finance & Insurance - 1.9%
$ 2,000,000	Ares LXIII CLO Ltd. Series 2024-74A, 6.62%, 10/15/2036, 3 mo. USD Term SOFR + 2.95%(1)(2)	$2,000,910
2,000,000	Carlyle U.S. CLO Ltd. Series 2019-2A, 6.77%, 10/15/2037, 3 mo. USD Term SOFR + 3.10%(1)(2)	2,002,398
730,000	CBAMR Ltd. Series 2020-13A, 10.44%, 04/20/2039, 3 mo. USD Term SOFR + 6.77%(1)(2)	730,203
1,560,000	Elmwood CLO 48 Ltd. Series 2026-2A, 9.67%, 04/20/2039, 3 mo. USD Term SOFR + 6.00%(1)(2)	1,561,072
2,275,000	GoldenTree Loan Management U.S. CLO 20 Ltd. Series 2024-20A, 6.83%, 07/20/2037, 3 mo. USD Term SOFR + 3.15%(1)(2)	2,278,972
1,150,000	Golub Capital Partners CLO 72 B Ltd. Series 2024-72A, 6.90%, 04/25/2039, 3 mo. USD Term SOFR + 3.25%(1)(2)	1,150,240
1,406,065	GreenSky Home Improvement Issuer Trust Series 2024-2, 8.75%, 10/27/2059(1)	1,450,123
500,000	Hilton Grand Vacations Trust Series 2026-1A, 7.21%, 02/25/2043(1)	499,921
1,880,000	Kubota Credit Owner Trust Series 2026-1A, 3.87%, 05/15/2030(1)	1,861,836
750,000	Palmer Square Loan Funding Ltd. Series 2026-1A, 8.65%, 07/15/2034, 3 mo. USD Term SOFR + 5.00%(1)(2)	750,157
140,000	VB-S1 Issuer LLC Series 2026-1A, 6.84%, 03/15/2056(1)	140,502
		14,426,334
	Asset-Backed - Home Equity - 0.1%
	Point Securitization Trust
200,000	Series 2026-1, 6.50%, 02/25/2056(1)(3)	196,096
250,000	Series 2025-2, 7.00%, 10/25/2055(1)(3)	247,541
		443,637
	Commercial Mortgage-Backed Securities - 4.6%
2,800,000	245 Park Avenue Trust Series 2017-245P, 3.78%, 06/05/2037(1)(2)	2,721,162
130,000	280 Park Avenue Mortgage Trust Series 2017-280P, 6.08%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	128,375
95,000	ALA Trust Series 2025-OANA, 6.75%, 06/15/2040, 1 mo. USD Term SOFR + 3.09%(1)(2)	95,211
605,000	ARZ Trust Series 2024-BILT, 8.27%, 06/11/2039(1)	619,781
640,000	BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, 3.84%, 11/05/2032(1)(2)	597,385
	BPR Trust
30,000	Series 2024-PMDW, 5.85%, 11/05/2041(1)(2)	28,920
370,000	Series 2023-BRK2, 8.63%, 10/05/2038(1)(2)	385,254
2,000,000	BX Commercial Mortgage Trust Series 2026-LP3, 6.85%, 04/15/2043, 1 mo. USD Term SOFR + 3.20%(1)(2)	2,005,625
555,000	BX Trust Series 2025-DELC, 7.60%, 12/15/2042, 1 mo. USD Term SOFR + 3.95%(1)(2)	554,013
75,000	Citigroup Commercial Mortgage Trust Series 2016-C3, 3.00%, 11/15/2049(1)	59,312

41

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.6% - (continued)
	Commercial Mortgage-Backed Securities - 4.6% - (continued)
	Commercial Mortgage Trust
$ 1,327,000	Series 2015-LC19, 4.57%, 02/10/2048(1)(2)	$1,220,813
314,000	Series 2024-CBM, 8.19%, 12/10/2041(1)(2)	314,230
	CSAIL Commercial Mortgage Trust
835,000	Series 2016-C5, 3.55%, 11/15/2048(1)(2)	784,900
48,777	Series 2015-C3, 4.34%, 08/15/2048(2)	47,131
	DC Trust
200,000	Series 2024-HLTN, 8.78%, 04/13/2040(1)(2)	197,321
85,000	Series 2024-HLTN, 10.66%, 04/13/2040(1)(2)	84,009
	Extended Stay America Trust
2,820,838	Series 2026-ESH2, 6.55%, 02/15/2043, 1 mo. USD Term SOFR + 2.90%(1)(2)	2,831,416
606,480	Series 2026-ESH2, 7.40%, 02/15/2043, 1 mo. USD Term SOFR + 3.75%(1)(2)	609,510
717,534	Series 2025-ESH, 7.75%, 10/15/2042, 1 mo. USD Term SOFR + 4.10%(1)(2)	721,122
215,000	GS Mortgage Securities Corp. II Series 2024-70P, 7.53%, 03/10/2041(1)(2)	216,780
89,891	GS Mortgage Securities Corp. Trust Series 2012-BWTR, 2.95%, 11/05/2034(1)	78,841
	GS Mortgage Securities Trust
550,260	Series 2016-GS2, 2.75%, 05/10/2049(1)	473,798
52,661	Series 2015-GC28, 4.57%, 02/10/2048(1)(2)	50,420
96,115	HIH Trust Series 2024-61P, 7.84%, 10/15/2041, 1 mo. USD Term SOFR + 4.19%(1)(2)	96,295
	HTL Commercial Mortgage Trust
255,000	Series 2024-T53, 8.47%, 05/10/2039(1)(2)	258,477
745,000	Series 2024-T53, 10.60%, 05/10/2039(1)(2)	756,124
100,000	Series 2024-T53, 12.32%, 05/10/2039(1)(2)	102,165
800,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, 3.69%, 12/15/2047(1)(2)	754,000
	JPMBB Commercial Mortgage Securities Trust
205,000	Series 2015-C28, 3.93%, 10/15/2048(1)(2)	188,707
240,000	Series 2014-C24, 4.12%, 11/15/2047(2)	224,626
275,000	Series 2014-C23, 4.17%, 09/15/2047(1)(2)	250,115
1,535,000	Series 2014-C22, 4.66%, 09/15/2047(2)	1,450,575
465,000	JPMDB Commercial Mortgage Securities Trust Series 2016-C2, 3.99%, 06/15/2049(2)	417,217
2,000,000	LBTY Commercial Mortgage Trust Series 2026-225L, 6.80%, 02/10/2043(1)(2)	1,975,594
270,000	LEX Trust Series 2026-450, 6.00%, 03/15/2043, 1 mo. USD Term SOFR + 2.35%(1)(2)	269,998
	Morgan Stanley Bank of America Merrill Lynch Trust
800,000	Series 2013-C9, 3.92%, 05/15/2046(1)(2)	724,513
267,000	Series 2017-C34, 4.31%, 11/15/2052(2)	238,310
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.6% - (continued)
	Commercial Mortgage-Backed Securities - 4.6% - (continued)
$ 125,000	Morgan Stanley Capital I Trust Series 2014-150E, 3.91%, 09/09/2032(1)	$117,545
270,000	NYC Commercial Mortgage Trust Series 2025-3BP, 7.19%, 02/15/2042, 1 mo. USD Term SOFR + 3.54%(1)(2)	269,905
2,690,000	ROCK Trust Series 2024-CNTR, 8.82%, 11/13/2041(1)	2,814,951
3,550,000	SLG Office Trust Series 2026-OMA, 6.96%, 04/15/2041(1)(2)	3,567,962
140,000	TEXAS Commercial Mortgage Trust Series 2025-TWR, 6.75%, 04/15/2042, 1 mo. USD Term SOFR + 3.09%(1)(2)	139,831
	Wells Fargo Commercial Mortgage Trust
625,000	Series 2016-LC24, 4.53%, 10/15/2049(2)	586,393
2,120,000	Series 2016-NXS5, 4.98%, 01/15/2059(2)	1,897,400
195,000	Willowbrook Mall Series 2025-WBRK, 6.28%, 03/05/2035(1)(2)	184,862
325,000	Worldwide Plaza Trust Series 2017-WWP, 3.53%, 11/10/2036(1)	261,625
	X-Caliber Funding LLC
560,000	Series 2025-VFN1, 6.64%, 06/17/2030, 1 mo. USD Term SOFR + 2.97%(1)(2)	559,407
1,900,000	Series 2026-HPL, 6.81%, 02/15/2046, 1 mo. USD Term SOFR + 3.15%(1)(2)	1,887,865
100,000	Series 2024-MSD, 8.25%, 01/15/2028, 1 mo. USD Term SOFR + 4.25%(1)(2)	100,407
		34,920,198
	Other Asset-Backed Securities - 3.6%
850,000	Affirm Asset Securitization Trust Series 2024-B, 7.35%, 09/15/2029(1)	850,834
150,000	AGL CLO 16 Ltd. Series 2021-16A, 8.33%, 01/20/2035, 3 mo. USD Term SOFR + 4.65%(1)(2)	124,217
100,000	AMSR Trust Series 2025-SFR1, 3.66%, 06/17/2042(1)	88,447
305,000	Apidos CLO LIII Ltd. Series 2025-53A, 10.11%, 07/20/2038, 3 mo. USD Term SOFR + 6.43%(1)(2)	307,974
	Avtech Equipment Receivables Funding LLC
750,000	Series 2026-1A, 5.67%, 02/15/2033(1)	744,243
1,035,000	Series 2026-1A, 7.71%, 02/15/2033(1)	1,027,259
1,515,000	Bain Capital Credit CLO Ltd. Series 2022-5A, 10.02%, 01/24/2037, 3 mo. USD Term SOFR + 6.35%(1)(2)	1,408,018
345,000	Ballyrock CLO 29 Ltd. Series 2025-29A, 3.65%, 07/25/2038(1)(2)	217,111
305,000	Battalion CLO XV Ltd. Series 2020-15A, 6.93%, 01/17/2033, 3 mo. USD Term SOFR + 3.25%(1)(2)	297,049
430,000	Carlyle Global Market Strategies CLO Ltd. Series 2016-1A, 9.93%, 04/20/2034, 3 mo. USD Term SOFR + 6.25%(1)(2)	407,832
525,000	Carlyle U.S. CLO Ltd. Series 2017-2A, 11.24%, 07/20/2037, 3 mo. USD Term SOFR + 7.56%(1)(2)	509,495
140,057	ECAF I Ltd. Series 2015-1A, 4.95%, 06/15/2040(1)	130,953
1,300,000	Elmwood CLO 20 Ltd. Series 2022-7A, 8.38%, 01/20/2039, 3 mo. USD Term SOFR + 4.75%(1)(2)	1,292,581

42

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.6% - (continued)
	Other Asset-Backed Securities - 3.6% - (continued)
$ 450,000	Galaxy XXII CLO Ltd. Series 2016-22A, 8.93%, 04/16/2034, 3 mo. USD Term SOFR + 5.25%(1)(2)	$436,057
20,296	HINNT LLC Series 2024-A, 8.00%, 03/15/2043(1)	19,875
	Home Re Ltd.
2,245,000	Series 2026-1, 6.25%, 01/25/2036, 30 day USD SOFR Average + 2.60%(1)(2)	2,258,666
950,000	Series 2026-1, 6.85%, 01/25/2036, 30 day USD SOFR Average + 3.20%(1)(2)	958,713
100,530	Series 2022-1, 9.15%, 10/25/2034, 30 day USD SOFR Average + 5.50%(1)(2)	103,090
126,443	Horizon Aircraft Finance III Ltd. Series 2019-2, 4.46%, 11/15/2039(1)	124,078
1,500,000	Invesco CLO Ltd. Series 2021-2A, 6.83%, 07/15/2034, 3 mo. USD Term SOFR + 3.16%(1)(2)	1,452,361
1,792,000	Kubota Credit Owner Trust Series 2024-2A, 5.19%, 05/15/2030(1)	1,821,005
1,500,000	Madison Park Funding XXIX Ltd. Series 2018-29A, 6.58%, 03/25/2038, 3 mo. USD Term SOFR + 2.90%(1)(2)	1,459,996
265,000	Magnetite LII Ltd. Series 2025-52A, 3.65%, 01/25/2039(1)(2)	208,889
2,738,500	MMAF Equipment Finance LLC Series 2023-A, 5.54%, 12/13/2029(1)	2,772,329
750,000	Neuberger Berman Loan Advisers CLO 27 Ltd. Series 2018-27A, 6.77%, 07/15/2038, 3 mo. USD Term SOFR + 3.10%(1)(2)	752,234
250,000	OCP CLO Ltd. Series 2024-33A, 8.08%, 07/20/2037, 3 mo. USD Term SOFR + 4.40%(1)(2)	250,189
2,100,000	OneMain Financial Issuance Trust Series 2019-2A, 3.14%, 10/14/2036(1)	2,059,401
	Palmer Square CLO Ltd.
1,500,000	Series 2025-1A, 6.13%, 04/20/2038, 3 mo. USD Term SOFR + 2.45%(1)(2)	1,504,002
1,505,000	Series 2026-1A, 8.07%, 04/20/2039, 3 mo. USD Term SOFR + 4.40%(1)(2)	1,511,989
270,000	Series 2018-1A, 10.62%, 04/18/2037, 3 mo. USD Term SOFR + 6.94%(1)(2)	248,993
135,000	PEAC Solutions Receivables LLC Series 2025-1A, 5.04%, 07/20/2032(1)	136,443
510,000	Rad CLO 12 Ltd. Series 2021-12A, 10.31%, 07/30/2040, 3 mo. USD Term SOFR + 6.65%(1)(2)	489,807
505,000	Southwick Park CLO LLC Series 2019-4A, 9.93%, 07/20/2032, 3 mo. USD Term SOFR + 6.25%(1)(2)	467,720
1,295,000	Trimaran CAVU Ltd. Series 2023-2A, 9.08%, 01/20/2039, 3 mo. USD Term SOFR + 5.40%(1)(2)	1,292,397
25,000	VB-S1 Issuer LLC Series 2024-1A, 8.87%, 05/15/2054(1)	25,612
290,000	Whetstone Park CLO Ltd. Series 2021-1A, 10.09%, 01/20/2035, 3 mo. USD Term SOFR + 6.41%(1)(2)	253,142
		28,013,001
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.6% - (continued)
	Whole Loan Collateral CMO - 5.2%
	Angel Oak Mortgage Trust
$ 50,000	Series 2021-3, 2.48%, 05/25/2066(1)(2)	$38,482
135,000	Series 2022-2, 4.08%, 01/25/2067(1)(2)	112,727
1,460,000	CHNGE Mortgage Trust Series 2022-NQM1, 5.82%, 06/25/2067(1)(3)	1,455,328
1,530,000	CSMC Trust Series 2020-NQM1, 4.46%, 05/25/2065(1)(2)	1,429,416
1,562,000	Deephaven Residential Mortgage Trust Series 2026-INV2, 6.71%, 02/25/2071(1)(2)	1,519,121
1,085,000	Ellington Financial Mortgage Trust Series 2026-RM1, 4.75%, 01/25/2056(1)(2)	932,410
	Federal National Mortgage Association Connecticut Avenue Securities Trust
15,000	Series 2023-R06, 7.55%, 07/25/2043, 30 day USD SOFR Average + 3.90%(1)(2)	15,698
800,000	Series 2021-R03, 9.15%, 12/25/2041, 30 day USD SOFR Average + 5.50%(1)(2)	819,449
2,080,000	Series 2021-R01, 9.65%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	2,122,737
1,330,000	Series 2022-R01, 9.65%, 12/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	1,367,094
560,000	Series 2021-R02, 9.85%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(2)	574,046
1,639,000	Series 2022-R05, 10.65%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(2)	1,726,080
3,670,414	Series 2019-HRP1, 13.01%, 11/25/2039, 30 day USD SOFR Average + 9.36%(1)(2)	3,817,923
1,100,000	Series 2022-R04, 13.15%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	1,174,635
1,000,000	Series 2022-R03, 13.50%, 03/25/2042, 30 day USD SOFR Average + 9.85%(1)(2)	1,070,940
575,000	Series 2022-R06, 14.25%, 05/25/2042, 30 day USD SOFR Average + 10.60%(1)(2)	627,469
1,181,834	Series 2022-R07, 15.65%, 06/25/2042, 30 day USD SOFR Average + 12.00%(1)(2)	1,317,742
490,000	GCAT Trust Series 2026-NQM2, 6.61%, 02/25/2071(1)(2)	477,286
	Imperial Fund Mortgage Trust
650,000	Series 2022-NQM1, 4.08%, 02/25/2067(1)(2)	508,012
390,000	Series 2021-NQM4, 4.10%, 01/25/2057(1)(2)	312,675
1,150,000	Series 2022-NQM3, 4.41%, 05/25/2067(1)(2)	959,097
	Pretium Mortgage Credit Partners LLC
912,000	Series 2025-RPL6, 3.85%, 09/25/2069(1)(3)	810,747
2,373,000	Series 2026-RPL1, 4.15%, 01/25/2070(1)(3)	2,152,997
770,000	Series 2026-NPL3, 6.22%, 02/25/2056(1)(3)	761,737
433,317	Series 2026-NPL1, 6.54%, 01/25/2056(1)(3)	431,195

43

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.6% - (continued)
	Whole Loan Collateral CMO - 5.2% - (continued)
$ 1,370,000	Series 2026-NPL2, 6.54%, 02/25/2056(1)(3)	$1,365,280
550,000	Series 2025-NPL14, 6.78%, 12/25/2055(1)(3)	543,226
327,000	Series 2025-NPL13, 6.78%, 12/25/2055(1)(3)	324,495
390,000	Series 2025-NPL12, 6.90%, 11/25/2055(1)(3)	387,952
150,000	Series 2025-NPL11, 7.02%, 10/25/2055(1)(3)	148,903
450,000	Series 2026-NPL5, 7.05%, 04/25/2056(1)(3)	449,995
320,000	Series 2025-NPL10, 7.26%, 10/25/2055(1)(3)	318,356
240,000	Series 2025-NPL9, 7.51%, 08/25/2055(1)(3)	239,897
155,000	Series 2025-NPL8, 7.99%, 08/25/2055(1)(3)	155,039
165,000	Series 2025-NPL7, 8.35%, 07/25/2055(1)(3)	164,920
145,000	Series 2025-NPL5, 8.72%, 05/25/2055(1)(3)	145,922
2,565,000	PRKCM Trust Series 2026-AFC3, 5.38%, 05/01/2061(1)(2)	2,564,915
	PRPM LLC
255,000	Series 2025-RPL4, 3.00%, 05/25/2055(1)(3)	230,513
1,418,000	Series 2026-2, 6.47%, 02/25/2031(1)(3)	1,413,813
1,100,000	Series 2025-8, 7.20%, 10/25/2030(1)(3)	1,096,873
100,000	Series 2025-7, 7.45%, 08/25/2030(1)(3)	99,959
145,000	Series 2025-1, 8.47%, 04/25/2030(1)(3)	144,335
100,000	Series 2024-6, 8.60%, 11/25/2029(1)(3)	100,088
100,000	Series 2024-7, 8.84%, 11/25/2029(1)(3)	99,446
605,000	Series 2025-2, 9.56%, 05/25/2030(1)(3)	602,175
430,000	RCO IX Mortgage LLC Series 2025-2, 9.13%, 04/25/2030(1)(3)	427,499
100,000	RCO VIII Mortgage LLC Series 2025-3, 8.84%, 05/25/2030(1)(3)	99,519
310,000	SG Residential Mortgage Trust Series 2022-1, 3.96%, 03/27/2062(1)(2)	221,036
1,555,000	Spruce Hill Mortgage Loan Trust Series 2020-SH1, 3.83%, 01/28/2050(1)(2)	1,504,963
135,000	Verus Securitization Trust Series 2021-5, 3.04%, 09/25/2066(1)(2)	98,396
461,843	VOLT CII LLC Series 2021-NP11, 8.21%, 08/25/2051(1)(3)	461,897
300,933	VOLT CVI LLC Series 2021-NP12, 9.44%, 12/26/2051(1)(3)	301,323
		40,245,778
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $167,159,281)	$165,942,380
CONVERTIBLE BONDS - 6.8%
	Auto Manufacturers - 0.1%
	Rivian Automotive, Inc.
705,000	3.63%, 10/15/2030	$729,393
64,000	4.63%, 03/15/2029	73,120
		802,513
	Biotechnology - 0.5%
370,000	BioMarin Pharmaceutical, Inc. 1.25%, 05/15/2027	358,160
	Bridgebio Pharma, Inc.
559,000	0.75%, 02/01/2033(1)	554,752
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 6.8% - (continued)
	Biotechnology - 0.5% - (continued)
$ 195,000	1.75%, 03/01/2031	$321,391
	Cytokinetics, Inc.
450,000	1.75%, 10/01/2031(1)	574,313
210,000	3.50%, 07/01/2027	301,350
279,000	Immunocore Holdings PLC 2.50%, 02/01/2030	248,310
	Ionis Pharmaceuticals, Inc.
885,000	0.00%, 12/01/2030(1)(4)	917,634
412,000	1.75%, 06/15/2028	611,820
		3,887,730
	Commercial Banks - 0.1%
EUR 1,200,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.53%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	946,104
	Commercial Services - 0.0%
$ 30,000	Block, Inc. 0.25%, 11/01/2027	28,170
283,000	Global Payments, Inc. 1.50%, 03/01/2031	253,993
		282,163
	Diversified Financial Services - 0.1%
	Coinbase Global, Inc.
1,063,000	0.00%, 10/01/2032(1)(4)	896,109
169,000	0.25%, 04/01/2030	164,015
		1,060,124
	Electric - 0.6%
250,000	Ormat Technologies, Inc. 1.50%, 03/15/2031(1)	264,575
1,110,000	PG&E Corp. 4.25%, 12/01/2027	1,137,195
755,000	PPL Capital Funding, Inc. 3.00%, 12/01/2030(1)	781,070
1,296,000	Southern Co. 3.25%, 06/15/2028(1)	1,317,384
1,117,000	WEC Energy Group, Inc. 4.38%, 06/01/2029	1,393,458
		4,893,682
	Energy-Alternate Sources - 0.1%
1,029,000	Enphase Energy, Inc. 0.00%, 03/01/2028(4)	937,728
30,000	Stem, Inc. 0.50%, 12/01/2028(1)	11,784
		949,512
	Healthcare - Products - 0.5%
	Guardant Health, Inc.
250,000	0.00%, 05/15/2033(1)(4)	261,094
155,000	1.25%, 02/15/2031	251,115
685,000	Integer Holdings Corp. 1.88%, 03/15/2030	662,737
964,000	Lantheus Holdings, Inc. 2.63%, 12/15/2027	1,226,208
1,059,000	Merit Medical Systems, Inc. 3.00%, 02/01/2029	1,127,909
200,000	Qiagen NV 2.50%, 09/10/2031(5)	196,050
160,000	Tempus AI, Inc. 0.75%, 07/15/2030(1)	166,880
		3,891,993
	Home Builders - 0.2%
1,518,000	Meritage Homes Corp. 1.75%, 05/15/2028	1,488,399
	Insurance - 0.1%
HKD 4,000,000	China Pacific Insurance Group Co. Ltd. 0.00%, 09/18/2030(4)(5)	533,333
	Internet - 0.3%
	Alibaba Group Holding Ltd.
$ 815,000	0.00%, 09/15/2032(4)(5)	812,555
135,000	0.50%, 06/01/2031	194,872

44

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 6.8% - (continued)
	Internet - 0.3% - (continued)
$ 811,000	DoorDash, Inc. 0.00%, 05/15/2030(1)(4)	$773,694
610,000	Uber Technologies, Inc. 0.88%, 12/01/2028	745,725
		2,526,846
	Investment Company Security - 0.4%
823,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	1,308,981
	IREN Ltd.
90,000	0.00%, 07/01/2031(1)(4)	77,850
645,000	1.00%, 06/01/2033(1)	711,435
512,000	Terawulf, Inc. 0.00%, 05/01/2032(1)(4)	698,778
		2,797,044
	IT Services - 0.3%
55,000	Lumentum Holdings, Inc. 0.38%, 03/15/2032(1)	269,275
1,385,000	Parsons Corp. 2.63%, 03/01/2029	1,360,070
49,000	Seagate HDD Cayman 3.50%, 06/01/2028	399,080
	Super Micro Computer, Inc.
387,000	0.00%, 06/15/2030(1)(4)	314,399
78,000	3.50%, 03/01/2029	67,794
		2,410,618
	Leisure Time - 0.3%
	NCL Corp. Ltd.
989,000	0.75%, 09/15/2030(1)	924,391
1,201,000	0.88%, 04/15/2030	1,262,551
		2,186,942
	Lodging - 0.4%
2,807,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	2,801,386
	Machinery - Construction & Mining - 0.1%
535,000	Bloom Energy Corp. 0.00%, 11/15/2030(1)(4)	931,275
	Media - 0.0%
70,000	EchoStar Corp. 3.88%, 11/30/2030(6)	262,631
	Miscellaneous Manufacturing - 0.1%
905,000	JBT Marel Corp. 0.38%, 09/15/2030(1)	850,700
	Oil & Gas Services - 0.2%
500,000	Liberty Energy, Inc. 0.00%, 03/01/2032(1)(4)	562,750
600,000	Solaris Energy Infrastructure, Inc. 0.25%, 10/01/2031	916,500
		1,479,250
	Pharmaceuticals - 0.2%
200,000	Jazz Investments I Ltd. 3.13%, 09/15/2030	298,800
852,000	Zoetis, Inc. 0.25%, 06/15/2029(1)	842,202
		1,141,002
	Pipelines - 0.0%
225,000	Golar LNG Ltd. 2.75%, 12/15/2030(1)	271,463
	Real Estate - 0.1%
383,000	Compass, Inc. 0.25%, 04/15/2031(1)	336,274
	Real Estate Investment Trusts - 0.6%
1,895,000	Boston Properties LP 2.00%, 10/01/2030(1)	1,771,825
1,400,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	1,458,800
239,000	Realty Income Corp. 3.50%, 01/15/2029(1)	249,157
	Rexford Industrial Realty LP
868,000	4.13%, 03/15/2029(1)	861,056
188,000	4.38%, 03/15/2027(1)	187,342
		4,528,180
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 6.8% - (continued)
	Semiconductors - 0.4%
$ 990,000	ON Semiconductor Corp. 0.50%, 03/01/2029	$1,205,820
1,259,000	Semtech Corp. 0.00%, 10/15/2030(1)(4)	1,680,765
		2,886,585
	Software - 1.0%
1,092,000	Cloudflare, Inc. 0.00%, 06/15/2030(1)(4)	1,254,158
348,000	CoreWeave, Inc. 1.75%, 10/01/2032(1)	417,426
1,665,000	Datadog, Inc. 0.00%, 12/01/2029(4)	1,674,157
997,000	Guidewire Software, Inc. 1.25%, 11/01/2029	980,176
174,000	Nebius Group NV 2.63%, 03/15/2033(1)	192,148
1,345,000	Nutanix, Inc. 0.50%, 12/15/2029	1,245,201
743,000	Snowflake, Inc. 0.00%, 10/01/2029(4)	870,647
748,000	Unity Software, Inc. 0.00%, 03/15/2030(4)	816,255
		7,450,168
	Telecommunications - 0.1%
522,000	AST SpaceMobile, Inc. 2.00%, 01/15/2036(1)	530,352
	Total Convertible Bonds (cost $50,201,143)	$52,126,269
CORPORATE BONDS - 32.6%
	Aerospace & Defense - 0.0%
20,000	Goat Holdco LLC 6.75%, 02/01/2032(1)	$20,495
	Agriculture - 0.2%
53,000	BAT Capital Corp. 5.63%, 08/15/2035	54,657
	MHP Lux SA
1,290,000	6.25%, 09/19/2029(5)	1,162,437
430,000	10.50%, 07/28/2029(1)	440,362
		1,657,456
	Airlines - 0.1%
25,000	OneSky Flight LLC 8.88%, 12/15/2029(1)	26,403
360,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc. 9.50%, 06/01/2028(1)(7)	363,916
		390,319
	Apparel - 0.1%
210,809	Beach Acquisition Bidco LLC 10.00%, 07/15/2033(1)(6)	231,892
619,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	652,103
		883,995
	Auto Manufacturers - 0.1%
25,000	Ford Motor Co. 3.25%, 02/12/2032	21,937
491,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(2)(8)	482,459
		504,396
	Auto Parts & Equipment - 0.1%
172,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 09/15/2032(1)	175,946
EUR 500,000	ZF Europe Finance BV 7.00%, 06/12/2030(5)	613,014
		788,960
	Beverages - 0.0%
$ 205,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(5)	202,665

45

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Biotechnology - 0.3%
$ 1,580,000	Biocon Biologics Global PLC 6.67%, 10/09/2029(5)	$1,588,087
400,000	Genmab AS/Genmab Finance LLC 6.25%, 12/15/2032(1)	410,500
		1,998,587
	Chemicals - 1.6%
2,036,000	Dangote Fertiliser Ltd. 7.75%, 05/05/2031(5)	2,058,905
	GC Treasury Center Co. Ltd.
695,000	6.50%, 09/10/2030, (6.50% fixed rate until 09/10/2030; 5 yr. USD CMT + 2.82% thereafter)(2)(5)(8)	684,915
200,000	6.50%, 09/10/2030, (6.50% fixed rate until 09/10/2030; 5 yr. USD CMT + 2.82% thereafter)(1)(2)(8)	197,098
400,000	7.13%, 03/10/2035, (7.13% fixed rate until 03/10/2035; 5 yr. USD CMT + 3.16% thereafter)(1)(2)(8)	395,932
810,000	Hanwha Totalenergies Petrochemical Co. Ltd. 5.50%, 07/18/2029(5)	780,272
	OCP SA
950,000	6.70%, 03/01/2036(5)	990,463
1,018,000	6.74%, 04/22/2031, (6.74% fixed rate until 04/22/2031; 5 yr. USD CMT + 2.75% thereafter)(1)(2)(8)	1,013,587
1,513,000	7.37%, 04/22/2036, (7.37% fixed rate until 04/22/2036; 5 yr. USD CMT + 3.22% thereafter)(1)(2)(8)	1,503,561
	Tronox, Inc.
5,458,000	4.63%, 03/15/2029(1)(7)	4,567,610
370,000	9.13%, 09/30/2030(1)(7)	375,992
		12,568,335
	Commercial Banks - 4.3%
	Abanca Corp. Bancaria SA
EUR 200,000	4.63%, 12/11/2036, (4.63% fixed rate until 12/11/2031; 5 yr. EURIBOR ICE Swap + 2.45% thereafter)(2)(5)	237,605
400,000	6.13%, 09/19/2031, (6.13% fixed rate until 09/19/2031; 5 yr. EURIBOR ICE Swap + 3.89% thereafter)(2)(5)(8)	472,801
	AIB Group PLC
$ 850,000	5.32%, 05/15/2031, (5.32% fixed rate until 05/15/2030; 6 mo. USD SOFR + 1.65% thereafter)(1)(2)	866,518
EUR 225,000	6.00%, 07/14/2031, (6.00% fixed rate until 07/14/2031; 5 yr. EURIBOR ICE Swap + 3.71% thereafter)(2)(5)(8)	268,341
700,000	AL Sydbank 3.63%, 03/05/2030, (3.63% fixed rate until 03/05/2029; 3 mo. EURIBOR + 1.45% thereafter)(2)	822,079
GBP 500,000	Aldermore Group PLC 6.00%, 10/01/2035, (6.00% fixed rate until 10/01/2030; 5 yr. U.K. Government Bond + 2.02% thereafter)(2)(5)	665,691
EUR 575,000	Alpha Bank SA 11.88%, 02/08/2028, (11.88% fixed rate until 02/08/2028; 5 yr. EUR Swap + 9.31% thereafter)(2)(5)(8)	753,027
200,000	Argenta Spaarbank NV 3.75%, 02/02/2034, (3.75% fixed rate until 02/02/2033; 1 yr. EURIBOR ICE Swap +1.08% thereafter)(2)(5)	230,607
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Commercial Banks - 4.3% - (continued)
EUR 1,700,000	Banca Transilvania SA 7.13%, 11/27/2030, (7.13% fixed rate until 11/27/2030; 5 yr. EURIBOR ICE Swap + 4.78% thereafter)(2)(5)(7)(8)	$2,039,585
$ 600,000	Banco Bilbao Vizcaya Argentaria SA 7.13%, 12/31/2099, 5 yr. USD CMT + 2.99%(2)	600,000
	Banco Santander SA
800,000	4.55%, 11/06/2030	789,189
EUR 400,000	7.00%, 11/20/2029, (7.00% fixed rate until 11/20/2029; 5 yr. EUR Swap + 4.43% thereafter)(2)(5)(8)	497,762
400,000	Bank of Cyprus Holdings PLC 11.88%, 06/21/2028, (11.88% fixed rate until 06/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(2)(5)(8)	533,623
300,000	Bank of Ireland Group PLC 6.38%, 03/10/2030, (6.38% fixed rate until 03/10/2030; 5 yr. EURIBOR ICE Swap + 4.03% thereafter)(2)(5)(8)	363,180
	Bank of New York Mellon Corp.
$ 50,000	3.99%, 06/13/2028, (3.99% fixed rate until 06/13/2027; 6 mo. USD SOFR + 1.15% thereafter)(2)	49,866
40,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(2)	41,789
EUR 400,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(2)(5)(8)	494,305
	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
$ 618,000	8.13%, 01/08/2039, (8.13% fixed rate until 01/08/2034; 5 yr. USD CMT + 4.21% thereafter)(2)(5)	669,150
200,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(2)(5)	220,206
915,000	BNP Paribas SA 7.20%, 04/17/2036, (7.20% fixed rate until 04/17/2036; 5 yr. USD CMT + 2.94% thereafter)(1)(2)(8)	920,367
1,000,000	BPCE SA 7.00%, 10/19/2034, (7.00% fixed rate until 10/19/2033; 6 mo. USD SOFR + 2.59% thereafter)(1)(2)	1,092,667
EUR 400,000	BPER Banca SpA 5.88%, 03/19/2031, (5.88% fixed rate until 03/19/2031; 5 yr. EURIBOR ICE Swap + 3.57% thereafter)(2)(5)(8)	468,657
$ 200,000	CaixaBank SA 4.82%, 04/22/2032, (4.82% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.21% thereafter)(1)(2)	198,703
EUR 200,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(2)(5)(8)	257,235
	Citigroup, Inc.
$ 484,000	6.63%, 02/15/2031, (6.63% fixed rate until 02/15/2031; 5 yr. USD CMT + 3.00% thereafter)(2)(8)	489,932
237,000	7.63%, 11/15/2028, (7.63% fixed rate until 11/15/2028; 5 yr. USD CMT + 3.21% thereafter)(2)(8)	246,461

46

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Commercial Banks - 4.3% - (continued)
EUR 300,000	CrediaBank SA 9.38%, 01/31/2031, (9.38% fixed rate until 01/31/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(2)(5)(8)	$372,373
400,000	Eurobank SA 6.25%, 11/10/2033, (6.25% fixed rate until 11/10/2033; 5 yr. EURIBOR ICE Swap + 3.79% thereafter)(2)(5)(8)	464,528
	Goldman Sachs Group, Inc.
$ 93,000	3.65%, 08/10/2026, (3.65% fixed rate until 08/10/2026; 5 yr. USD CMT + 2.92% thereafter)(2)(8)	92,708
163,000	7.50%, 02/10/2029, (7.50% fixed rate until 02/10/2029; 5 yr. USD CMT + 3.16% thereafter)(2)(8)	171,351
	Golomt Bank
580,000	11.00%, 05/20/2027(5)	600,293
400,000	11.00%, 05/20/2027(1)	413,994
	HSBC Holdings PLC
484,000	4.60%, 12/17/2030, (4.60% fixed rate until 12/17/2030; 5 yr. USD CMT + 3.65% thereafter)(2)(8)	451,422
725,000	4.62%, 11/06/2031, (4.62% fixed rate until 11/06/2030; 6 mo. USD SOFR + 1.19% thereafter)(2)	718,226
760,000	5.28%, 03/10/2037, (5.28% fixed rate until 03/10/2036; 6 mo. USD SOFR + 1.55% thereafter)(2)	749,565
1,000,000	6.75%, 03/24/2031, (6.75% fixed rate until 03/24/2031; 5 yr. USD CMT + 2.91% thereafter)(2)(8)	1,012,856
EUR 800,000	Ibercaja Banco SA 9.13%, 01/25/2028, (9.13% fixed rate until 01/25/2028; 5 yr. EUR Swap + 6.83% thereafter)(2)(5)(8)	1,008,353
	Intesa Sanpaolo SpA
$ 425,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(1)(2)	401,856
EUR 200,000	6.38%, 05/26/2033, (6.38% fixed rate until 05/26/2033; 5 yr. EURIBOR ICE Swap + 4.04% thereafter)(2)(5)(8)	242,235
$ 625,000	8.25%, 11/21/2033, (8.25% fixed rate until 11/21/2032; 1 yr. USD CMT + 4.40% thereafter)(1)(2)	725,541
	JP Morgan Chase & Co.
16,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(2)	16,018
48,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(2)	47,295
10,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(2)	10,145
EUR 500,000	Jyske Bank AS 3.50%, 11/19/2031, (3.50% fixed rate until 11/19/2030; 1 yr. EURIBOR ICE Swap + 1.27% thereafter)(2)(5)	582,490
$ 200,000	Lloyds Banking Group PLC 6.75%, 09/27/2031, (6.75% fixed rate until 09/27/2031; 5 yr. USD CMT + 3.15% thereafter)(2)(7)(8)	205,756
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Commercial Banks - 4.3% - (continued)
	Metro Bank Holdings PLC
GBP 500,000	12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(2)(5)	$760,063
1,050,000	13.88%, 03/26/2030, (13.88% fixed rate until 03/26/2030; 5 yr. U.K. Government Bond + 9.57% thereafter)(2)(5)(8)	1,647,791
EUR 2,200,000	Nova Ljubljanska Banka DD 6.50%, 11/26/2030, (6.50% fixed rate until 11/26/2030; 5 yr. EURIBOR ICE Swap + 4.08% thereafter)(2)(5)(8)	2,590,815
300,000	Nykredit Bank AS 4.13%, 10/01/2030, (4.13% fixed rate until 10/01/2029; 1 yr. EURIBOR ICE Swap + 1.85% thereafter)(2)(5)	356,836
200,000	Piraeus Bank SA 6.75%, 12/30/2030, (6.75% fixed rate until 12/30/2030; 5 yr. EURIBOR ICE Swap + 4.60% thereafter)(2)(5)(7)(8)	242,223
200,000	Societe Generale SA 6.13%, 03/17/2032, (6.13% fixed rate until 03/17/2032; 5 yr. EURIBOR ICE Swap + 3.78% thereafter)(2)(5)(8)	237,532
$ 2,656,000	Trade & Development Bank of Mongolia LLC 8.50%, 12/23/2027(5)	2,653,848
	UBS Group AG
650,000	7.00%, 02/05/2035, (7.00% fixed rate until 02/05/2035; 5 yr. USD ICE Swap + 3.30% thereafter)(2)(5)(8)	661,477
400,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(2)(8)	466,816
	Unicaja Banco SA
EUR 100,000	0.25%, 09/25/2029(5)	106,761
200,000	4.88%, 11/18/2026, (4.88% fixed rate until 11/18/2026; 5 yr. EUR Swap + 5.02% thereafter)(2)(5)(8)	235,365
		32,535,878
	Commercial Services - 0.5%
$ 350,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38%, 06/15/2032(1)(7)	351,879
	BCP V Modular Services Finance II PLC
EUR 250,000	4.75%, 11/30/2028(5)	277,275
GBP 350,000	6.13%, 11/30/2028(5)	448,177
$ 59,000	Block, Inc. 3.50%, 06/01/2031	53,579
468,000	Deluxe Corp. 8.13%, 09/15/2029(1)	488,045
13,000	Massachusetts Institute of Technology 5.60%, 07/01/2111	12,579
EUR 1,155,000	Verisure Midholding AB 5.25%, 02/15/2029(5)	1,356,389
	Worldline SA
300,000	5.25%, 11/27/2029(5)	312,110
700,000	5.50%, 06/10/2030(5)(7)	721,127
		4,021,160
	Construction Materials - 0.3%
	Cemex SAB de CV
$ 1,234,000	7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(1)(2)(8)	1,277,819
685,000	7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(2)(5)(8)	709,324

47

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Construction Materials - 0.3% - (continued)
	CP Atlas Buyer, Inc.
$ 272,000	9.75%, 07/15/2030(1)	$252,874
294,549	12.75%, 01/15/2031(1)(6)	217,990
70,000	JH North America Holdings, Inc. 5.88%, 01/31/2031(1)	69,968
		2,527,975
	Diversified Financial Services - 3.9%
57,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(2)(8)	56,900
3,045,000	Bread Financial Holdings, Inc. 8.38%, 06/15/2035, (8.38% fixed rate until 06/15/2030; 5 yr. USD CMT + 4.30% thereafter)(1)(2)	3,193,115
30,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	31,284
	CrossCountry Intermediate HoldCo LLC
2,203,000	6.50%, 10/01/2030(1)	2,164,350
3,945,000	6.75%, 12/01/2032(1)	3,813,149
664,000	EZCORP, Inc. 7.38%, 04/01/2032(1)	701,954
	Freedom Mortgage Holdings LLC
281,000	6.88%, 05/01/2031(1)	271,049
1,970,000	8.38%, 04/01/2032(1)	1,997,294
638,000	9.13%, 05/15/2031(1)	660,817
	goeasy Ltd.
2,155,000	6.88%, 02/15/2031(1)(7)	1,790,165
124,000	7.38%, 10/01/2030(1)(7)	105,509
3,437,000	LFS Topco LLC 8.75%, 07/15/2030(1)(7)	3,321,080
	Muangthai Capital PCL
1,280,000	7.55%, 07/21/2030(1)	1,298,446
795,000	7.55%, 07/21/2030(5)	806,521
	Muthoot Finance Ltd.
1,120,000	6.38%, 03/02/2030(1)	1,128,243
260,000	6.38%, 03/02/2030(5)	261,863
270,000	7.13%, 02/14/2028(5)	274,101
92,000	PennyMac Financial Services, Inc. 6.88%, 02/15/2033(1)	90,468
2,197,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	2,135,295
3,262,000	Stonebriar ABF Issuer LLC 8.13%, 12/15/2030(1)	3,426,539
317,000	Sumisho Air Lease Corp. 4.13%, 12/15/2026, (4.13% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.15% thereafter)(2)(8)	312,803
2,295,000	Velocity Commercial Capital LLC 9.38%, 02/15/2031(1)	2,373,152
		30,214,097
	Electric - 3.0%
865,000	Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(5)	814,353
1,100,000	ADM Elektrik Dagitim AS 9.50%, 02/05/2031(1)(7)	1,079,987
424,747	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(5)	399,262
15,000	American Electric Power Co., Inc. 5.80%, 03/15/2056, (5.80% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.13% thereafter)(2)	14,916
867,422	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(5)	929,631
	Bulgarian Energy Holding EAD
EUR 1,534,000	2.45%, 07/22/2028(5)	1,736,878
220,000	4.25%, 06/19/2030(5)	254,527
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Electric - 3.0% - (continued)
$ 125,000	CMS Energy Corp. 4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 yr. USD CMT + 4.12% thereafter)(2)	$122,243
241,000	Dominion Energy, Inc. 4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 yr. USD CMT + 3.20% thereafter)(2)(8)	238,931
	Eastern European Electric Co. BV
EUR 1,530,000	6.50%, 05/15/2030(5)	1,852,324
948,000	6.50%, 05/15/2030(1)	1,147,714
	Edison International
$ 1,281,000	7.88%, 06/15/2054, (7.88% fixed rate until 03/15/2029; 5 yr. USD CMT + 3.66% thereafter)(2)	1,321,403
1,418,000	8.13%, 06/15/2053, (8.13% fixed rate until 03/15/2028; 5 yr. USD CMT + 3.86% thereafter)(2)	1,454,773
442,000	Emera, Inc. 6.75%, 06/15/2076, (6.75% fixed rate until 06/15/2026; 3 mo. USD Term SOFR + 5.44% thereafter)	442,266
EUR 625,000	Energo - Pro as 8.00%, 05/27/2030(5)	765,419
	Energo-Pro AS
1,480,000	6.45%, 04/15/2031(5)	1,713,171
1,240,000	8.00%, 05/27/2030(1)	1,518,590
$ 588,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(2)(7)	608,757
	GDZ Elektrik Dagitim AS
2,265,000	9.00%, 10/15/2029(5)	2,193,140
1,476,000	9.00%, 10/15/2029(1)	1,428,773
1,505,000	Limak Yenilenebilir Enerji AS 9.63%, 08/12/2030(1)	1,504,020
359,000	Sempra 6.38%, 04/01/2056, (6.38% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.63% thereafter)(2)	363,097
	Southern California Edison Co.
55,000	5.25%, 03/15/2030	55,877
25,000	6.20%, 09/15/2055	24,491
735,000	Termocandelaria Power SA 7.75%, 09/17/2031(5)	755,727
171,000	VoltaGrid LLC 7.38%, 11/01/2030(1)	177,485
375,000	Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(1)	331,538
		23,249,293
	Energy-Alternate Sources - 0.3%
	FS Luxembourg SARL
800,000	8.13%, 02/11/2036(1)	741,000
970,000	8.63%, 06/25/2033(5)	950,535
280,000	8.63%, 06/25/2033(1)	274,386
		1,965,921
	Entertainment - 0.6%
	888 Acquisitions Ltd.
EUR 800,000	7.70%, 07/15/2028, 3 mo. EURIBOR + 5.5%(2)(5)(7)	921,823
1,279,000	8.00%, 09/30/2031(5)(7)	1,447,818
$ 274,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	267,153
1,870,000	Motion Finco SARL 8.38%, 02/15/2032(1)	1,531,714
		4,168,508
	Food - 0.6%
	Bellis Acquisition Co. PLC
EUR 2,510,000	8.00%, 07/01/2031(5)(7)	2,806,822
655,000	8.00%, 07/01/2031(1)(7)	732,458
GBP 500,000	8.13%, 05/14/2030(5)	628,263
$ 412,000	Industrial F&B Investments III, Inc. 7.75%, 02/11/2033(1)	416,329

48

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Food - 0.6% - (continued)
$ 20,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 6.38%, 04/15/2066	$19,256
70,000	Mars, Inc. 5.00%, 03/01/2032(1)	71,012
EUR 100,000	Picard Groupe SAS 6.38%, 07/01/2029(1)	120,954
		4,795,094
	Gas - 0.1%
$ 588,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(2)	610,895
	Hand/Machine Tools - 0.0%
EUR 200,000	IMA Industria Macchine Automatiche SpA 3.75%, 01/15/2028(5)	233,004
	Healthcare - Products - 0.0%
$ 150,000	Insulet Corp. 6.50%, 04/01/2033(1)	153,120
	Healthcare - Services - 0.7%
15,000	Acadia Healthcare Co., Inc. 7.38%, 03/15/2033(1)(7)	15,343
	CHS/Community Health Systems, Inc.
605,000	4.75%, 02/15/2031(1)	566,090
3,672,000	6.88%, 04/15/2029(1)	3,612,687
830,000	9.75%, 01/15/2034(1)	856,071
564,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	590,820
		5,641,011
	Insurance - 1.4%
	Acrisure LLC/Acrisure Finance, Inc.
755,000	8.25%, 02/01/2029(1)	757,647
2,095,000	8.50%, 06/15/2029(1)	2,096,261
490,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.00%, 01/15/2031(1)	500,091
400,000	Allianz SE 6.50%, 10/30/2034, (6.50% fixed rate until 10/30/2034; 5 yr. USD CMT + 2.33% thereafter)(1)(2)(8)	400,271
175,000	American National Group, Inc. 7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(2)	171,015
	Asurion LLC/Asurion Co-Issuer, Inc.
432,000	8.00%, 12/31/2032(1)	451,263
2,075,000	8.38%, 02/01/2034(1)	2,047,211
	Athene Global Funding
47,000	4.95%, 01/07/2027(1)	47,163
35,000	5.35%, 07/09/2027(1)	35,182
EUR 200,000	BNP Paribas Cardif SA 6.00%, 11/07/2035, (6.00% fixed rate until 11/07/2035; 5 yr. EURIBOR ICE Swap + 3.37% thereafter)(2)(5)(8)	232,799
$ 525,000	HUB International Ltd. 7.38%, 01/31/2032(1)	537,795
130,000	Liberty Mutual Group, Inc. 4.30%, 02/01/2061(1)	82,546
704,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(2)(7)(8)	744,675
EUR 200,000	Mutuelle Epargne Retraite Prevoyance Carac 4.38%, 02/05/2046, (4.38% fixed rate until 08/05/2035; 3 mo. EURIBOR + 2.60% thereafter)(2)(5)	229,550
	Prudential Financial, Inc.
$ 272,000	3.70%, 10/01/2050, (3.70% fixed rate until 07/01/2030; 5 yr. USD CMT + 3.04% thereafter)(2)	250,871
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Insurance - 1.4% - (continued)
$ 324,000	5.13%, 03/01/2052, (5.13% fixed rate until 11/28/2031; 5 yr. USD CMT + 3.16% thereafter)(2)	$315,782
600,000	SCOR SE 5.25%, 03/13/2029, (5.25% fixed rate until 03/13/2029; 5 yr. USD CMT + 2.37% thereafter)(2)(5)(8)	574,869
EUR 200,000	Sogecap SA 6.25%, 07/08/2035, (6.25% fixed rate until 07/08/2035; 5 yr. EURIBOR ICE Swap + 3.75% thereafter)(2)(5)(8)	237,206
750,000	Unipol Assicurazioni SpA 6.00%, 07/21/2035, (6.00% fixed rate until 07/21/2035; 5 yr. EURIBOR ICE Swap + 3.24% thereafter)(2)(5)(8)	872,908
$ 250,000	Zurich Finance Ireland Designated Activity Co. 3.00%, 04/19/2051, (3.00% fixed rate until 01/19/2031; 5 yr. USD CMT + 2.78% thereafter)(2)(5)	224,735
		10,809,840
	Internet - 0.3%
290,000	Meta Platforms, Inc. 6.30%, 05/15/2056	290,447
	United Group BV
EUR 460,000	6.38%, 05/14/2033(1)	537,228
1,100,000	6.75%, 02/15/2031(5)	1,325,673
		2,153,348
	Investment Company Security - 0.3%
	HA Sustainable Infrastructure Capital, Inc.
$ 741,000	7.13%, 11/15/2056, (7.13% fixed rate until 08/17/2031; 5 yr. USD CMT + 3.48% thereafter)(2)	748,025
525,000	8.00%, 06/01/2056, (8.00% fixed rate until 03/01/2031; 5 yr. USD CMT + 4.30% thereafter)(2)	557,287
650,000	Ittihad International II Ltd. 7.38%, 11/13/2030(1)	653,398
		1,958,710
	Iron/Steel - 0.1%
815,000	JSW Steel Ltd. 3.95%, 04/05/2027(5)	808,214
	IT Services - 0.4%
3,411,000	McAfee Corp. 7.38%, 02/15/2030(1)	2,763,778
	Leisure Time - 0.0%
25,000	NCL Corp. Ltd. 6.75%, 02/01/2032(1)	24,877
	Lodging - 0.6%
	Fortune Star BVI Ltd.
EUR 615,000	3.95%, 10/02/2026(5)	719,925
$ 1,000,000	5.05%, 01/27/2027(5)	984,952
	Gohl Capital Holdings Ltd.
855,000	7.63%, 10/29/2031, (7.63% fixed rate until 10/29/2031; 5 yr. USD CMT + 3.71% thereafter)(2)(5)(8)	848,200
950,000	8.30%, 04/29/2036, (8.30% fixed rate until 04/29/2036; 5 yr. USD CMT + 4.26% thereafter)(2)(5)(8)	940,552
985,000	Studio City Finance Ltd. 5.00%, 01/15/2029(5)	938,736
		4,432,365
	Media - 1.3%
2,615,000	Block Communications, Inc. 10.25%, 03/01/2031(1)	2,421,145
393,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 02/15/2031(1)	408,913

49

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Media - 1.3% - (continued)
	Grupo Televisa SAB
$ 1,980,000	5.00%, 05/13/2045	$1,323,013
620,000	5.25%, 05/24/2049	413,850
405,000	6.13%, 01/31/2046	309,103
484,000	Paramount Global 6.38%, 03/30/2062, (6.38% fixed rate until 03/30/2027; 5 yr. USD CMT + 4.00% thereafter)(2)	375,362
	Scripps Escrow II, Inc.
292,000	3.88%, 01/15/2029(1)	276,681
495,000	5.38%, 01/15/2031(1)(9)	380,593
3,800,000	Univision Communications, Inc. 8.88%, 04/15/2033(1)	3,820,712
121,000	Versant Media Group, Inc. 7.25%, 01/30/2031(1)	125,630
280,000	Ziggo BV 4.88%, 01/15/2030(1)	263,389
		10,118,391
	Mining - 1.0%
	Glencore Funding LLC
50,000	2.50%, 09/01/2030(1)	45,515
28,000	3.88%, 04/27/2051(1)	20,413
	Ivanhoe Mines Ltd.
1,620,000	7.88%, 01/23/2030(5)	1,646,978
215,000	7.88%, 01/23/2030(1)	219,202
	Vedanta Resources Finance II PLC
390,000	9.48%, 07/24/2030(1)	410,090
200,000	9.48%, 07/24/2030(5)	210,303
425,000	9.85%, 04/24/2033(1)	453,078
1,855,000	10.88%, 09/17/2029(1)	1,970,620
	WE Soda Investments Holding PLC
795,000	9.38%, 02/14/2031(1)	790,004
1,346,000	9.50%, 10/06/2028(5)	1,359,238
315,000	9.50%, 10/06/2028(1)	318,098
		7,443,539
	Oil & Gas - 1.1%
	Azule Energy Finance PLC
2,116,000	8.13%, 01/23/2030(1)	2,177,561
925,000	8.13%, 01/23/2030(5)	951,911
	Diamondback Energy, Inc.
409,000	5.75%, 04/18/2054	392,435
20,000	5.90%, 04/18/2064	19,293
1,457,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(5)	1,394,802
880,000	Medco Cypress Tree Pte. Ltd. 8.63%, 05/19/2030(5)	919,210
	Petroleos Mexicanos
495,000	5.95%, 01/28/2031	484,286
568,000	6.75%, 09/21/2047	478,408
1,475,000	YPF SA 6.95%, 07/21/2027(5)	1,485,888
		8,303,794
	Packaging & Containers - 0.6%
	Ardagh Group SA
869,573	9.50%, 12/01/2030(1)	922,085
EUR 440,000	12.00%, 12/01/2030(5)(6)	460,337
150,000	12.00%, 12/01/2030(1)(6)	156,933
$ 1,540,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(3)(5)	1,486,254
	Sword Purchaser LLC
EUR 760,000	7.25%, 04/15/2033(1)	899,861
$ 115,000	8.25%, 04/15/2033(1)	117,663
200,000	Trivium Packaging Finance BV 12.25%, 01/15/2031(1)	218,056
		4,261,189
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Pharmaceuticals - 0.4%
$ 235,000	Bausch Health Cos., Inc. 6.25%, 02/15/2029(1)	$172,872
9,000	CVS Health Corp. 6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(2)	9,324
	Grifols SA
EUR 860,000	3.88%, 10/15/2028(5)(9)	992,685
970,000	7.50%, 05/01/2030(5)	1,181,615
	Teva Pharmaceutical Finance Netherlands II BV
625,000	4.38%, 05/09/2030	741,146
100,000	7.88%, 09/15/2031	137,377
		3,235,019
	Pipelines - 0.8%
$ 2,255,000	AL Candelaria (Spain) SA 5.75%, 06/15/2033(5)	2,035,327
	Enbridge, Inc.
344,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(2)	346,005
471,000	7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(2)	503,594
216,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(2)	246,048
	Energy Transfer LP
124,000	6.50%, 02/15/2056, (6.50% fixed rate until 11/15/2030; 5 yr. USD CMT + 2.68% thereafter)(2)	124,334
230,000	8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(2)	243,806
241,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(2)	251,535
	Targa Resources Corp.
30,000	4.90%, 09/15/2030	30,225
15,000	6.50%, 02/15/2053	15,528
	Transcanada Trust
754,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(2)	744,789
131,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD Term SOFR + 4.64% thereafter)(2)	131,185
1,703,000	Venture Global Plaquemines LNG LLC 6.50%, 06/15/2034(1)	1,782,075
		6,454,451
	Real Estate - 2.5%
EUR 1,190,000	Alexandrite Lake Lux Holdings SARL 6.75%, 07/30/2030(1)	1,371,423
GBP 930,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(5)	1,192,827
	CPI Property Group SA
EUR 560,000	1.50%, 01/27/2031(5)	530,586
1,080,000	4.75%, 07/22/2030(5)	1,206,647
3,155,000	7.50%, 03/26/2031, (7.50% fixed rate until 03/26/2031; 5 yr. EURIBOR ICE Swap + 5.23% thereafter)(2)(5)(8)	3,392,506
GBP 600,000	8.88%, 10/09/2030, (8.88% fixed rate until 10/09/2030; 5 yr. U.K. Government Bond + 5.65% thereafter)(2)(5)(8)	756,200

50

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Real Estate - 2.5% - (continued)
$ 1,000,000	GLP China Holdings Ltd. 7.75%, 04/30/2029(5)	$804,089
	GLP Pte. Ltd.
1,230,000	4.50%, 05/17/2026, (4.50% fixed rate until 05/17/2026; 5 yr. USD CMT + 3.74% thereafter)(2)(5)(8)	562,533
1,720,000	4.60%, 06/29/2027, (4.60% fixed rate until 06/29/2027; 5 yr. USD CMT + 3.73% thereafter)(2)(5)(8)	731,981
2,110,000	9.75%, 05/20/2028(5)	1,658,865
EUR 1,000,000	New Immo Holding SA 3.25%, 07/23/2027(5)	1,167,246
$ 1,582,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(5)	1,559,445
	Samhallsbyggnadsbolaget I Norden Holding AB
EUR 525,000	0.75%, 11/14/2028(5)	535,405
3,760,000	1.13%, 09/26/2029(5)	3,629,591
200,000	2.38%, 08/04/2026(5)	233,015
		19,332,359
	Real Estate Investment Trusts - 0.9%
	Brandywine Operating Partnership LP
$ 665,000	6.13%, 01/15/2031	618,906
875,000	8.88%, 04/12/2029	915,770
917,000	Champion MTN Ltd. 2.95%, 06/15/2030(5)	812,151
536,000	GLP Capital LP/GLP Financing II, Inc. 5.63%, 03/01/2036	526,764
	Hudson Pacific Properties LP
1,630,000	3.25%, 01/15/2030(7)	1,388,872
170,000	3.95%, 11/01/2027	164,512
2,298,000	4.65%, 04/01/2029(7)	2,056,492
673,000	5.95%, 02/15/2028	655,790
		7,139,257
	Retail - 0.4%
	Bertrand Franchise Finance SAS
EUR 300,000	5.99%, 07/18/2030, 3 mo. EURIBOR + 3.75%(2)(5)	351,662
100,000	6.50%, 07/18/2030(5)(7)	117,097
$ 370,000	FirstCash, Inc. 6.13%, 05/01/2034(1)	369,121
272,000	LBM Acquisition LLC 9.50%, 06/15/2031(1)	237,996
45,000	Petco Health & Wellness Co., Inc. 8.25%, 02/01/2031(1)	45,445
524,000	Staples, Inc. 10.75%, 09/01/2029(1)	500,865
50,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)	52,354
1,080,000	Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(5)	1,046,431
		2,720,971
	Savings & Loans - 0.0%
GBP 200,000	Nationwide Building Society 7.88%, 12/20/2031, (7.88% fixed rate until 12/20/2031; 5 yr. U.K. Government Bond + 3.59% thereafter)(2)(5)(8)	280,331
	Semiconductors - 0.0%
$ 16,000	Intel Corp. 3.25%, 11/15/2049	10,325
66,000	NVIDIA Corp. 3.50%, 04/01/2040	55,031
		65,356
	Software - 0.9%
2,085,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	1,987,312
	Cloud Software Group, Inc.
129,000	6.50%, 03/31/2029(1)	125,602
260,000	9.00%, 09/30/2029(1)	255,290
EUR 540,000	IPD 3 BV 5.50%, 06/15/2031(5)	605,838
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Software - 0.9% - (continued)
$ 350,000	OAK-Eagle Acquireco, Inc. 7.25%, 07/01/2033(1)	$360,646
20,000	Open Text Corp. 6.90%, 12/01/2027(1)	20,454
	Oracle Corp.
209,000	5.38%, 07/15/2040	182,077
128,000	5.70%, 02/04/2036	122,924
343,000	6.70%, 02/04/2056	316,110
	Rocket Software, Inc.
2,365,000	6.50%, 02/15/2029(1)(7)	2,111,708
139,000	9.00%, 11/28/2028(1)	138,312
50,000	Synopsys, Inc. 5.00%, 04/01/2032	50,528
EUR 225,000	TeamSystem SpA 5.70%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	256,812
		6,533,613
	Telecommunications - 2.7%
	Africell Holding Ltd.
$ 3,263,000	10.50%, 10/23/2029(5)	3,283,495
450,000	10.50%, 10/23/2029(1)	452,758
	Altice France SA
EUR 528,539	5.50%, 10/15/2031(5)	609,050
$ 970,271	6.50%, 04/15/2032(1)	954,297
EUR 303,859	7.25%, 11/01/2029(1)	359,134
	AT&T, Inc.
$ 33,000	3.50%, 06/01/2041	25,457
39,000	3.85%, 06/01/2060	25,979
290,000	Bell Telephone Co. of Canada or Bell Canada 7.00%, 09/15/2055, (7.00% fixed rate until 06/15/2035; 5 yr. USD CMT + 2.36% thereafter)(2)	300,948
240,000	Black Pearl Compute LLC 6.13%, 02/15/2031(1)	243,501
619,000	Cipher Compute LLC 7.13%, 11/15/2030(1)	641,599
264,000	EchoStar Corp. 6.75%, 11/30/2030(6)	267,859
EUR 200,000	Eolo SpA 4.88%, 10/21/2028(5)	203,784
$ 275,000	HUT 8 DC LLC 6.19%, 11/15/2042(1)	277,276
EUR 400,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(5)	471,404
$ 550,000	Level 3 Financing, Inc. 8.50%, 01/15/2036(1)	589,056
EUR 100,000	Lorca Telecom Bondco SA 5.75%, 04/30/2029(5)	120,788
$ 180,000	Meridian Arc Holdco LLC 6.25%, 04/30/2031(1)	179,959
2,165,000	Millicom International Cellular SA 4.50%, 04/27/2031(5)	2,020,889
2,725,000	Road Michigan Property Owner I LLC 7.50%, 03/30/2045(1)	2,725,000
740,000	Rogers Communications, Inc. 6.88%, 07/31/2056, (6.88% fixed rate until 05/02/2031; 5 yr. USD CMT + 2.84% thereafter)(2)	751,541
940,000	Silk Road Group Holding LLC 7.50%, 09/15/2030(1)	947,035
	Telecom Argentina SA
1,105,000	8.50%, 01/20/2036(1)	1,141,962
485,000	8.50%, 01/20/2036(5)	501,223
188,000	9.25%, 05/28/2033(1)	199,579
185,000	9.25%, 05/28/2033(5)	196,394
587,000	TELUS Corp. 7.00%, 10/15/2055, (7.00% fixed rate until 07/15/2035; 5 yr. USD CMT + 2.71% thereafter)(2)	607,151
	Veon Midco BV
1,200,000	3.38%, 11/25/2027(5)	1,170,525
430,000	9.00%, 07/15/2029(5)	448,985
200,000	9.00%, 07/15/2029(1)	208,830

51

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 32.6% - (continued)
	Telecommunications - 2.7% - (continued)
$ 408,872	VF Ukraine PAT via VFU Funding PLC 9.63%, 02/11/2027(3)(5)	$405,042
567,000	WULF Compute LLC 7.75%, 10/15/2030(1)	595,914
		20,926,414
	Trucking & Leasing - 0.0%
57,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.35%, 01/12/2027(1)	57,357
	Water - 0.1%
1,207,000	Aegea Finance SARL 7.63%, 01/20/2036(1)	876,584
	Total Corporate Bonds (cost $250,236,131)	$249,830,921
FOREIGN GOVERNMENT OBLIGATIONS - 6.3%
	Argentina - 0.3%
	Argentina Republic Government International Bonds
2,159,000	4.13%, 07/09/2035(3)	$1,608,455
180,000	4.13%, 07/09/2035(3)	134,010
	Provincia de Cordoba
715,000	9.75%, 07/02/2032(1)	743,600
90,000	9.75%, 07/02/2032(5)	93,600
		2,579,665
	Brazil - 0.2%
BRL 807,000	Brazil Letras do Tesouro Nacional 0.00%, 01/01/2030(4)	101,286
	Brazil Notas do Tesouro Nacional
3,256,000	10.00%, 01/01/2029	604,051
4,330,000	10.00%, 01/01/2031	763,648
523,000	10.00%, 01/01/2033	88,527
116,000	10.00%, 01/01/2035	19,051
		1,576,563
	Bulgaria - 0.0%
	Bulgaria Government International Bonds
EUR 15,000	1.38%, 09/23/2050(5)	9,610
146,000	1.38%, 09/23/2050(5)	93,543
		103,153
	Cameroon - 0.5%
	Republic of Cameroon International Bonds
$ 2,800,000	8.88%, 01/30/2033(5)	2,735,962
800,000	8.88%, 01/30/2033(5)	781,704
		3,517,666
	Colombia - 0.5%
EUR 1,505,000	Colombia Government International Bonds 6.50%, 11/26/2038	1,742,351
	Colombia TES
COP 175,100,000	6.25%, 07/09/2036	30,078
401,900,000	7.00%, 06/30/2032	79,735
184,100,000	7.25%, 10/18/2034	35,023
199,200,000	7.75%, 09/18/2030	43,772
1,359,400,000	9.25%, 05/28/2042	278,579
441,100,000	11.75%, 01/24/2035	110,243
2,179,000,000	12.50%, 02/27/2030	566,785
808,100,000	12.75%, 11/28/2040	216,586
3,460,200,000	13.25%, 02/09/2033	918,800
		4,021,952
	Congo - 0.3%
$ 2,185,000	DRC International Bonds 8.75%, 04/16/2032(1)	2,227,275
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.3% - (continued)
	Czech Republic - 0.2%
	Czech Republic Government Bonds
CZK 5,180,000	1.50%, 04/24/2040	$161,325
6,000,000	2.00%, 10/13/2033	239,600
3,250,000	3.50%, 05/30/2035	141,583
21,230,000	4.20%, 12/04/2036(5)	964,320
4,870,000	4.25%, 10/24/2034	225,411
1,550,000	4.50%, 11/11/2032	73,983
1,590,000	5.30%, 09/19/2035	79,032
		1,885,254
	Ecuador - 0.5%
	Ecuador Government International Bonds
$ 1,872,586	6.90%, 07/31/2035(1)(3)	1,724,652
1,710,000	9.25%, 01/29/2039(1)	1,769,850
		3,494,502
	Gabon - 0.5%
4,070,000	Gabon Government International Bonds 6.63%, 02/06/2031(5)	3,429,559
	Hungary - 0.0%
HUF 90,630,000	Hungary Government Bonds 7.00%, 10/24/2035	312,274
	India - 0.1%
	India Government Bonds
INR 13,850,000	6.64%, 06/16/2035	141,535
74,310,000	7.30%, 06/19/2053	748,034
		889,569
	Indonesia - 0.1%
	Indonesia Treasury Bonds
IDR 840,000,000	5.88%, 03/15/2031	46,600
2,004,000,000	6.75%, 07/15/2035	114,266
5,069,000,000	7.13%, 06/15/2043	297,458
1,724,000,000	7.13%, 08/15/2045	102,584
		560,908
	Kazakhstan - 0.2%
	Kazakhstan Government International Bonds
KZT 74,748,000	7.90%, 12/20/2038(1)	94,632
115,915,000	11.05%, 01/28/2037(1)	192,724
92,085,000	14.00%, 05/12/2031(1)	185,619
226,902,000	14.00%, 02/13/2035(1)	452,786
94,979,000	15.10%, 03/12/2034(1)	200,595
		1,126,356
	Malaysia - 0.3%
	Malaysia Government Bonds
MYR 1,853,000	3.52%, 04/20/2028	469,432
109,000	3.58%, 07/15/2032	27,622
91,000	3.76%, 05/22/2040	22,715
115,000	3.89%, 08/15/2029	29,537
2,284,000	3.90%, 11/30/2026	578,378
2,144,000	3.90%, 11/16/2027	546,753
603,000	3.91%, 07/15/2026	152,110
192,000	4.46%, 03/31/2053	51,476
248,000	4.70%, 10/15/2042	68,091
		1,946,114
	Mexico - 0.5%
	Mexico Bonos
MXN 5,604,700	7.50%, 05/26/2033	294,221
11,600,500	7.75%, 11/13/2042	556,071
4,770,600	8.00%, 04/15/2032	260,116
4,800,600	8.00%, 02/21/2036	252,237
329,900	8.00%, 11/07/2047	15,873
3,353,900	8.00%, 07/31/2053	159,598
2,186,400	8.00%, 04/29/2055	103,801
3,024,900	8.50%, 03/01/2029	173,942

52

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.3% - (continued)
	Mexico - 0.5% - (continued)
MXN 7,650,600	8.50%, 11/18/2038	$404,651
	Mexico Cetes
5,752,420	0.00%, 01/21/2027(4)	312,441
4,593,830	0.00%, 10/28/2027(4)	234,981
$ 22,000	Mexico Government International Bonds 5.75%, 10/12/2110	18,106
MXN 23,642,854	Mexico Udibonos 2.75%, 11/27/2031(10)	1,230,611
		4,016,649
	Paraguay - 0.0%
PYG 1,529,000,000	Paraguay Government International Bonds 8.50%, 04/04/2038(1)	243,644
	Peru - 0.0%
	Peru Government Bonds
PEN 168,000	5.35%, 08/12/2040	40,625
472,000	7.60%, 08/12/2039(5)	140,994
		181,619
	Poland - 0.3%
PLN 7,112,000	Republic of Poland Government Bonds 3.40%, 09/25/2028, PLTRCI + 0.00%(2)	1,922,321
	Romania - 0.8%
	Romania Government Bonds
RON 1,025,000	6.75%, 04/25/2035	223,346
780,000	7.10%, 07/31/2034	173,898
	Romania Government International Bonds
EUR 1,055,000	2.75%, 04/14/2041(5)	787,275
2,104,000	2.88%, 04/13/2042(5)	1,566,101
2,940,000	6.00%, 09/24/2044(1)	3,207,562
		5,958,182
	Serbia - 0.0%
254,000	Serbia International Bonds 4.25%, 05/06/2031(1)	295,970
	South Africa - 0.2%
ZAR 5,000,000	Republic of South Africa Floating Rate Note 8.06%, 07/11/2027, 3 mo. ZAR JIBAR + 1.30%(2)	300,982
5,000,000	Republic of South Africa Floating Rate Notes 7.64%, 09/17/2030, 3 mo. ZAR JIBAR + 0.96%(2)	301,048
	Republic of South Africa Government Bonds
1,815,000	8.50%, 01/31/2037	104,532
971,000	8.75%, 01/31/2044	54,808
1,704,000	8.75%, 02/28/2048	96,359
11,038,000	9.88%, 03/31/2039	689,553
		1,547,282
	Sri Lanka - 0.4%
	Sri Lanka Government International Bonds
$ 2,321,727	3.60%, 05/15/2036(1)(3)(7)	2,179,939
1,323,273	3.60%, 02/15/2038(1)(3)	1,245,038
		3,424,977
	Supranational - 0.1%
INR 16,860,000	Asian Development Bank 6.20%, 10/06/2026	175,799
3,500,000	Asian Infrastructure Investment Bank 7.00%, 03/01/2029(5)	35,889
	European Bank for Reconstruction & Development
10,700,000	6.50%, 10/03/2036	102,959
15,500,000	6.75%, 01/13/2032	156,600
29,000,000	6.75%, 01/14/2033	289,591
		760,838
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.3% - (continued)
	Thailand - 0.2%
	Thailand Government Bonds
THB 10,839,000	1.84%, 05/17/2036	$322,081
5,721,000	2.50%, 11/17/2029	181,688
3,480,000	2.98%, 06/17/2045	104,998
9,875,000	3.45%, 06/17/2043	319,423
6,148,000	4.88%, 06/22/2029	208,712
		1,136,902
	Turkey - 0.1%
	Turkiye Government Bonds
TRY 8,323,000	26.20%, 10/05/2033	152,621
2,978,000	27.70%, 09/27/2034	56,861
39,698,000	40.86%, 06/16/2027, 1 day TRY TLREF Rate + 0.00%(2)	896,142
		1,105,624
	Total Foreign Government Obligations (cost $47,957,672)	$48,264,818
SENIOR FLOATING RATE INTERESTS - 8.9%(11)
	Advertising - 0.1%
$ 500,000	Wasserman Media Group LLC 6.15%, 06/23/2032, 1 mo. USD Term SOFR + 2.50%	$498,750
	Aerospace & Defense - 0.3%
	Air Comm Corp. LLC
4,615	1.00%, 12/11/2031, 3 mo. USD Term SOFR + 1.00%(12)	4,628
94,440	6.42%, 12/11/2031, 3 mo. USD Term SOFR + 2.75%	94,706
500,000	Barnes Group, Inc. 6.15%, 01/27/2032, 1 mo. USD Term SOFR + 2.50%	499,895
	PMI U.S. Bidco, Inc.
68,966	6.91%, 03/16/2033, 3 mo. USD Term SOFR + 3.25%	69,397
431,034	6.92%, 03/16/2033, U.S. (Fed) Prime Rate + 0.17%	433,728
	TransDigm, Inc.
672,872	6.15%, 08/19/2032, 1 mo. USD Term SOFR + 2.50%	673,834
465,000	6.15%, 02/13/2033, 1 mo. USD Term SOFR + 2.50%	465,670
		2,241,858
	Agriculture - 0.0%
198,753	Golden State Food LLC 7.20%, 12/04/2031, 3 mo. USD Term SOFR + 3.50%	199,460
	Airlines - 0.3%
795,740	American Airlines, Inc. 6.43%, 05/28/2032, 3 mo. USD Term SOFR + 2.75%	791,595
147,750	AS Mileage Plan IP Ltd. 5.43%, 10/15/2031, 3 mo. USD Term SOFR + 1.75%	147,750
496,234	JetBlue Airways Corp. 8.44%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	439,996
740,000	OneSky Flight LLC 6.42%, 02/17/2033, 1 mo. USD Term SOFR + 2.75%	740,466
390,030	VistaJet Malta Finance PLC 7.44%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	386,199
		2,506,006

53

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.9%(11) - (continued)
	Apparel - 0.1%
$ 498,734	ABG Intermediate Holdings 2 LLC 5.90%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	$499,702
610,000	Varsity Brands, Inc. 6.45%, 08/26/2031, 3 mo. USD Term SOFR + 2.75%	608,932
		1,108,634
	Auto Parts & Equipment - 0.0%
129,350	Clarios Global LP 6.40%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	129,889
	Beverages - 0.0%
265,000	Primo Brands Corp. 6.43%, 03/31/2031, 3 mo. USD Term SOFR + 2.75%	266,521
	Biotechnology - 0.0%
146,250	Genmab AS 6.70%, 12/13/2032, 3 mo. USD Term SOFR + 3.00%	147,063
	Chemicals - 0.2%
184,068	AAP Buyer, Inc. 6.41%, 09/09/2031, 3 mo. USD Term SOFR + 2.75%	184,605
500,000	Ineos U.S. Finance LLC 6.65%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	466,250
349,125	Olympus Water U.S. Holding Corp. 6.95%, 11/03/2032, 3 mo. USD Term SOFR + 3.25%	345,051
124,688	Qnity Electronics, Inc. 5.65%, 11/01/2032, 1 mo. USD Term SOFR + 2.00%	125,052
		1,120,958
	Commercial Services - 0.8%
603,097	Allied Universal Holdco LLC 6.90%, 08/20/2032, 1 mo. USD Term SOFR + 3.25%	604,563
530,864	Belron Finance 2019 LLC 5.66%, 10/16/2031, 3 mo. USD Term SOFR + 2.00%	533,078
228,850	Citrin Cooperman Advisors LLC 6.70%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	220,268
114,202	Corp. Service Co. 5.65%, 11/02/2029, 1 mo. USD Term SOFR + 2.00%	114,345
492,454	First Advantage Holdings LLC 6.45%, 10/31/2031, 3 mo. USD Term SOFR + 2.75%	485,683
547,627	Fugue Finance BV 5.92%, 01/09/2032, 3 mo. USD Term SOFR + 2.25%	545,437
398,499	OMNIA Partners LLC 6.43%, 12/31/2032, 3 mo. USD Term SOFR + 2.75%	400,292
349,125	Parexel International Corp. 6.40%, 12/12/2031, 1 mo. USD Term SOFR + 2.75%	349,125
99,002	PG Investment Co. 59 SARL 5.95%, 03/26/2031, 3 mo. USD Term SOFR + 2.25%	99,404
	Pye-Barker Fire & Safety LLC
18,850	3.07%, 12/16/2032, 3 mo. USD Term SOFR + 2.50%(12)	18,919
126,150	6.16%, 12/16/2032, 3 mo. USD Term SOFR + 2.50%	126,613
898,489	Ryan LLC 7.15%, 11/05/2032, 1 mo. USD Term SOFR + 3.50%	883,331
EUR 250,000	Techem Verwaltungsgesellschaft 675 GmbH 5.23%, 07/15/2032, 3 mo. EURIBOR + 3.25%	294,819
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.9%(11) - (continued)
	Commercial Services - 0.8% - (continued)
$ 287,788	Trans Union LLC 5.40%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	$287,644
1,000,000	Vestis Corp. 5.92%, 02/22/2031, 3 mo. USD Term SOFR + 2.25%	975,000
		5,938,521
	Construction Materials - 0.4%
248,125	Chamberlain Group, Inc. 6.40%, 09/08/2032, 1 mo. USD Term SOFR + 2.75%	247,634
	Emerald Borrower LP
676,527	5.92%, 05/31/2030, 3 mo. USD Term SOFR + 2.25%	677,007
298,003	5.95%, 08/04/2031, 3 mo. USD Term SOFR + 2.25%	298,229
1,087,261	Hobbs & Associates LLC 6.40%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	1,080,466
547,118	Quikrete Holdings, Inc. 5.90%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	547,326
		2,850,662
	Distribution/Wholesale - 0.2%
190,769	American Builders & Contractors Supply Co., Inc. 5.40%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	191,318
348,750	Core & Main LP 5.65%, 02/09/2031, 1 mo. USD Term SOFR + 2.00%	348,896
348,873	Gloves Buyer, Inc. 7.65%, 05/21/2032, 1 mo. USD Term SOFR + 4.00%	348,364
648,359	Windsor Holdings III LLC 6.40%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	645,279
		1,533,857
	Diversified Financial Services - 0.3%
648,375	Blackhawk Network Holdings, Inc. 7.15%, 03/12/2029, 1 mo. USD Term SOFR + 3.50%	641,314
119,700	CFC Bidco 2022 Ltd. 7.18%, 07/01/2032, 3 mo. USD Term SOFR + 3.50%	115,211
653,358	Focus Financial Partners LLC 6.15%, 09/15/2031, 1 mo. USD Term SOFR + 2.50%	647,916
388,322	HighTower Holdings LLC 6.41%, 02/03/2032, 3 mo. USD Term SOFR + 2.75%	387,596
145,000	Jupiter Borrower, Inc. 6.41%, 03/25/2033, 1 mo. USD Term SOFR + 2.75%	145,362
240,000	Osaic Holdings, Inc. 6.20%, 07/30/2032, 3 mo. USD Term SOFR + 2.50%	239,825
		2,177,224
	Electronics - 0.2%
482,057	LSF12 Crown U.S. Commercial Bidco LLC 6.66%, 12/02/2031, 1 mo. USD Term SOFR + 3.00%	484,669
645,000	Resilience Parent LLC 6.13%, 02/28/2033, 6 mo. USD Term SOFR + 2.50%	646,290
140,000	Sanmina Corp. 5.66%, 10/27/2032, 1 mo. USD Term SOFR + 2.00%	140,525
		1,271,484
	Engineering & Construction - 0.3%
580,000	AGI-CFI Acquisition Corp. 8.20%, 03/25/2033, 3 mo. USD Term SOFR + 4.50%	578,069

54

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.9%(11) - (continued)
	Engineering & Construction - 0.3% - (continued)
$ 99,500	Blackfin Pipeline LLC 6.69%, 09/29/2032, 1 mo. USD Term SOFR + 3.00%	$100,143
	Brown Group Holding LLC
498,738	6.15%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	500,952
129,020	6.16%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	129,651
350,000	Dycom Investments, Inc. 5.40%, 01/27/2033, 1 mo. USD Term SOFR + 1.75%	352,408
402,960	Newly Weds Foods, Inc. 5.90%, 03/15/2032, 1 mo. USD Term SOFR + 2.25%	402,331
502,708	Tecta America Corp. 6.40%, 02/18/2032, 1 mo. USD Term SOFR + 2.75%	502,009
		2,565,563
	Entertainment - 0.4%
750,000	Crown Finance U.S., Inc. 8.16%, 12/02/2031, 1 mo. USD Term SOFR + 4.50%	748,958
597,993	EOC Borrower LLC 6.40%, 03/24/2032, 1 mo. USD Term SOFR + 2.75%	599,339
99,250	Flutter Financing BV 5.70%, 06/04/2032, 3 mo. USD Term SOFR + 2.00%	98,568
210,135	Great Canadian Gaming Corp. 8.44%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	204,291
648,367	Herschend Entertainment Co. LLC 6.15%, 05/27/2032, 1 mo. USD Term SOFR + 2.50%	650,694
855,598	TKO Worldwide Holdings LLC 5.66%, 11/21/2031, 3 mo. USD Term SOFR + 2.00%	857,549
		3,159,399
	Food - 0.3%
399,504	Aspire Bakeries Holdings LLC 6.65%, 12/23/2030, 1 mo. USD Term SOFR + 3.00%	400,754
249,375	Chobani LLC 5.90%, 10/28/2032, 1 mo. USD Term SOFR + 2.25%	250,667
869,700	Froneri Lux Finco SARL 5.88%, 09/30/2032, 6 mo. USD Term SOFR + 2.25%	862,995
695,000	TreeHouse Foods, Inc. 7.90%, 02/11/2033, 1 mo. USD Term SOFR + 4.25%	699,997
194,756	U.S. Foods, Inc. 5.40%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	196,004
		2,410,417
	Food Service - 0.0%
250,000	Aramark Services, Inc. 5.40%, 04/06/2028, 1 mo. USD Term SOFR + 1.75%	250,520
	Healthcare - Products - 0.2%
397,750	Bausch & Lomb Corp. 7.40%, 01/15/2031, 1 mo. USD Term SOFR + 3.75%	399,616
	Hanger, Inc.
13,069	5.78%, 10/23/2031, 1 mo. USD Term SOFR + 3.50%(12)	13,137
100,863	7.15%, 10/23/2031, 1 mo. USD Term SOFR + 3.50%	101,389
800,000	Hologic, Inc. 5.92%, 04/07/2033, 3 mo. USD Term SOFR + 2.25%	795,504
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.9%(11) - (continued)
	Healthcare - Products - 0.2% - (continued)
$ 98,196	Insulet Corp. 5.65%, 08/01/2031, 1 mo. USD Term SOFR + 2.00%	$98,932
68,562	Medline Borrower LP 5.40%, 10/23/2028, 1 mo. USD Term SOFR + 1.75%	68,789
		1,477,367
	Healthcare - Services - 0.3%
997,375	ADMI Corp. 7.14%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	952,493
750,000	Charlotte Buyer, Inc. 7.90%, 02/11/2028, 1 mo. USD Term SOFR + 4.25%	750,938
447,348	Star Parent, Inc. 7.70%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	447,379
		2,150,810
	Home Builders - 0.0%
110,454	Installed Building Products, Inc. 5.40%, 03/28/2031, 1 mo. USD Term SOFR + 1.75%	110,800
	Home Furnishings - 0.2%
1,000,000	AI Aqua Merger Sub, Inc. 6.16%, 07/31/2028, 1 mo. USD Term SOFR + 2.50%	1,002,330
460,828	Somnigroup International, Inc. 5.90%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	461,980
		1,464,310
	Insurance - 0.7%
	Acrisure LLC
400,000	6.65%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	393,000
682,356	6.90%, 06/21/2032, 1 mo. USD Term SOFR + 3.25%	669,562
99,501	Alera Group, Inc. 6.40%, 05/30/2032, 1 mo. USD Term SOFR + 2.75%	98,309
498,744	Alliant Holdings Intermediate LLC 6.15%, 09/19/2031, 1 mo. USD Term SOFR + 2.50%	497,756
694,987	Asurion LLC 7.41%, 02/23/2033, 3 mo. USD Term SOFR + 3.75%	683,117
349,121	Howden Group Holdings Ltd. 6.40%, 02/15/2031, 1 mo. USD Term SOFR + 2.75%	343,556
777,742	HUB International Ltd. 5.92%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	779,523
848,123	Sedgwick Claims Management Services, Inc. 6.15%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	841,525
245,000	Truist Insurance Holdings LLC 6.45%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	243,040
498,734	USI, Inc. 5.95%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	499,178
		5,048,566
	Internet - 0.2%
138,830	Go Daddy Operating Co. LLC 5.40%, 11/09/2029, 1 mo. USD Term SOFR + 1.75%	136,819
	MH Sub I LLC
564,672	7.90%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	518,985

55

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.9%(11) - (continued)
	Internet - 0.2% - (continued)
$ 43,776	7.90%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	$34,255
667,005	Proofpoint, Inc. 6.70%, 08/31/2028, 3 mo. USD Term SOFR + 3.00%	646,715
		1,336,774
	Investment Company Security - 0.1%
697,500	Dragon Buyer, Inc. 6.45%, 09/30/2031, 3 mo. USD Term SOFR + 2.75%	665,764
100,000	Gryphon Acquire Newco LLC 6.67%, 09/13/2032, 3 mo. USD Term SOFR + 3.00%	100,104
		765,868
	IT Services - 0.4%
925,000	Amentum Holdings, Inc. 5.40%, 09/29/2031, 1 mo. USD Term SOFR + 1.75%	924,889
575,000	CACI International, Inc. 5.40%, 03/09/2033, 1 mo. USD Term SOFR + 1.75%	576,196
440,272	Fortress Intermediate 3, Inc. 6.66%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	437,520
297,522	Kaseya, Inc. 6.91%, 03/22/2032, 3 mo. USD Term SOFR + 3.25%	269,790
398,379	McAfee LLC 6.65%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	350,076
165,643	Surf Holdings LLC 7.27%, 03/05/2027, 1 mo. USD Term SOFR + 3.50%	160,094
		2,718,565
	Leisure Time - 0.1%
189,782	Hayward Industries, Inc. 6.27%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	190,494
357,989	LC AHAB U.S. Bidco LLC 6.15%, 05/01/2031, 1 mo. USD Term SOFR + 2.50%	358,139
		548,633
	Media - 0.3%
748,087	Charter Communications Operating LLC 5.69%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	747,047
1,120,000	NEP Group, Inc. 8.15%, 10/17/2031, 1 mo. USD Term SOFR + 4.50%	1,007,586
375,000	Nexstar Broadcasting, Inc. 6.40%, 03/18/2033, 1 mo. USD Term SOFR + 2.75%	374,415
220,000	Sunrise Financing Partnership 6.10%, 02/15/2032, 6 mo. USD Term SOFR + 2.47%	219,916
		2,348,964
	Metal Fabricate/Hardware - 0.1%
585,000	Advanced Drainage Systems, Inc. 5.29%, 02/28/2033, 1 mo. USD Term SOFR + 1.63%	589,206
	Mining - 0.0%
118,800	Novelis Corp. 5.45%, 03/11/2032, 3 mo. USD Term SOFR + 1.75%	119,134
	Miscellaneous Manufacturing - 0.0%
99,000	John Bean Technologies Corp. 5.40%, 01/02/2032, 1 mo. USD Term SOFR + 1.75%	99,272
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.9%(11) - (continued)
	Packaging & Containers - 0.4%
$ 748,120	Berlin Packaging LLC 6.94%, 06/07/2031, 3 mo. USD Term SOFR + 3.25%	$736,150
560,267	Clydesdale Acquisition Holdings, Inc. 6.83%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	533,206
533,663	Owens-Illinois, Inc. 6.65%, 09/30/2032, 1 mo. USD Term SOFR + 3.00%	525,658
1,313,838	Proampac PG Borrower LLC 7.66%, 03/07/2033, 3 mo. USD Term SOFR + 4.00%	1,282,635
352,991	TricorBraun Holdings, Inc. 6.90%, 03/03/2031, 1 mo. USD Term SOFR + 3.25%	337,106
		3,414,755
	Pharmaceuticals - 0.2%
99,500	Amneal Pharmaceuticals LLC 6.65%, 08/01/2032, 1 mo. USD Term SOFR + 3.00%	99,831
747,872	Bausch Health Cos., Inc. 9.90%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	727,119
500,000	Endo Luxembourg Finance Co. I SARL 7.40%, 04/23/2031, 1 mo. USD Term SOFR + 3.75%	497,500
EUR 290,000	IVC Acquisition Ltd. 6.12%, 12/12/2028, 3 mo. EURIBOR + 4.00%	340,446
		1,664,896
	Pipelines - 0.3%
$ 523,248	Colossus Acquireco LLC 5.38%, 07/30/2032, 3 mo. USD Term SOFR + 1.75%	523,138
648,272	NorthRiver Midstream Finance LP 5.94%, 08/16/2030, 3 mo. USD Term SOFR + 2.25%	648,810
498,737	Oryx Midstream Services Permian Basin LLC 5.90%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	500,019
250,000	Traverse Midstream Partners LLC 5.90%, 04/21/2033, 1 mo. USD Term SOFR + 2.25%	250,157
440,000	Venture Global Calcasieu Pass LLC 6.95%, 04/11/2033, 6 mo. USD Term SOFR + 3.25%	441,030
99,750	WhiteWater Matterhorn Holdings LLC 5.45%, 06/16/2032, 3 mo. USD Term SOFR + 1.75%	99,465
		2,462,619
	Retail - 0.7%
500,000	BCPE Grill Parent 8.42%, 09/30/2030, 3 mo. USD Term SOFR + 4.75%	487,500
506,744	Flynn Restaurant Group LP 7.40%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	503,470
457,242	Great Outdoors Group LLC 6.90%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	459,643
491,438	IRB Holding Corp. 6.15%, 12/16/2030, 1 mo. USD Term SOFR + 2.50%	492,588
337,609	LBM Acquisition LLC 7.50%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	280,891
620,000	Petco Health & Wellness Co., Inc. 7.95%, 02/03/2031, 3 mo. USD Term SOFR + 4.25%	615,195

56

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.9%(11) - (continued)
	Retail - 0.7% - (continued)
$ 397,222	QXO, Inc. 5.65%, 04/30/2032, 1 mo. USD Term SOFR + 2.00%	$397,238
1,345,921	Specialty Building Products Holdings LLC 7.50%, 10/16/2028, 1 mo. USD Term SOFR + 3.75%	1,166,752
960,000	White Cap Buyer LLC 7.17%, 02/10/2033, 1 mo. USD Term SOFR + 3.50%	951,465
		5,354,742
	Software - 0.7%
748,111	Athenahealth Group, Inc. 6.40%, 02/15/2029, 1 mo. USD Term SOFR + 2.75%	744,774
749,001	BCPE Pequod Buyer, Inc. 6.40%, 11/25/2031, 1 mo. USD Term SOFR + 2.75%	740,575
1,246,851	Boxer Parent Co., Inc. 6.67%, 07/30/2031, 3 mo. USD Term SOFR + 3.00%	1,151,779
	Cotiviti Corp.
500,000	6.41%, 05/01/2031, 1 mo. USD Term SOFR + 2.75%	463,750
198,500	6.41%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	181,768
250,000	Dayforce, Inc. 6.66%, 02/04/2033, 3 mo. USD Term SOFR + 3.00%	235,563
275,000	Electronic Arts, Inc. 7.16%, 03/24/2033, 1 mo. USD Term SOFR + 3.50%	275,069
500,000	Genesys Cloud Services Holdings II LLC 6.15%, 01/30/2032, 1 mo. USD Term SOFR + 2.50%	485,000
148,875	Project Boost Purchaser LLC 6.45%, 07/16/2031, 3 mo. USD Term SOFR + 2.75%	145,964
697,742	Rocket Software, Inc. 7.40%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	664,544
322,014	Waystar Technologies, Inc. 5.65%, 10/22/2029, 1 mo. USD Term SOFR + 2.00%	322,014
190,593	Zelis Payments Buyer, Inc. 6.40%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	188,449
		5,599,249
	Transportation - 0.1%
684,934	First Student Bidco, Inc. 5.95%, 08/15/2030, 3 mo. USD Term SOFR + 2.25%	684,934
	Total Senior Floating Rate Interests (cost $68,598,669)	$68,336,250
U.S. GOVERNMENT AGENCIES - 16.2%
	Mortgage-Backed Agencies - 16.2%
	Federal Home Loan Mortgage Corp. - 1.1%
269,880	5.00%, 11/01/2039	$271,954
638,473	5.50%, 09/01/2040	654,230
125,000	7.90%, 05/25/2044, 30 day USD SOFR Average + 4.25%(1)(2)	129,980
1,025,000	10.50%, 11/25/2051, 30 day USD SOFR Average + 6.85%(1)(2)	1,084,059
880,000	10.75%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(2)	914,090
1,480,000	11.36%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(2)	1,768,216
710,000	11.45%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	734,069
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 16.2% - (continued)
	Mortgage-Backed Agencies - 16.2% - (continued)
	Federal Home Loan Mortgage Corp. - 1.1% - (continued)
$ 250,000	12.90%, 05/25/2043, 30 day USD SOFR Average + 9.25%(1)(2)	$287,266
2,030,000	15.15%, 10/25/2050, 30 day USD SOFR Average + 11.5%(1)(2)	2,780,773
		8,624,637
	Federal National Mortgage Association - 1.4%
464,725	3.00%, 07/25/2052(13)	83,928
206,419	4.00%, 09/25/2050(13)	41,305
662,017	4.50%, 03/25/2056, 30 day USD SOFR Average + 0.85%(2)	662,113
319,133	5.00%, 07/25/2051	318,759
1,372,957	5.00%, 03/25/2055, 30 day USD SOFR Average + 1.35%(2)	1,389,637
340,937	5.50%, 11/01/2039	348,386
7,987,292	5.50%, 02/01/2055	8,031,052
		10,875,180
	Government National Mortgage Association - 2.3%
30,748	2.50%, 12/20/2050	26,367
2,661,602	2.50%, 11/20/2051	2,282,266
9,200,000	3.00%, 05/20/2056(14)	8,192,129
2,080,000	4.00%, 05/20/2056(14)	1,940,454
635,000	4.50%, 05/20/2056(14)	612,279
2,975,000	5.50%, 05/20/2056(14)	2,995,906
1,475,000	5.50%, 06/20/2056(14)	1,483,291
		17,532,692
	Uniform Mortgage-Backed Security - 11.4%
4,355,000	2.50%, 05/01/2056(14)	3,646,019
2,385,000	3.50%, 05/01/2056(14)	2,170,675
1,265,000	4.00%, 05/01/2039(14)	1,232,378
1,620,000	4.50%, 06/01/2039(14)	1,606,269
1,735,000	4.50%, 05/01/2056(14)	1,668,733
2,085,000	4.50%, 06/01/2056(14)	2,003,899
1,850,000	5.00%, 05/01/2041(14)	1,863,402
12,980,000	5.00%, 05/01/2056(14)	12,786,471
5,335,000	5.50%, 05/01/2041(14)	5,449,285
50,166,000	5.50%, 05/01/2056(14)	50,415,543
4,000,000	6.50%, 05/01/2056(14)	4,149,878
		86,992,552
	Total U.S. Government Agencies (cost $124,515,854)	$124,025,061
U.S. GOVERNMENT SECURITIES - 16.4%
	U.S. Treasury Securities - 16.4%
	U.S. Treasury Bonds - 3.1%
1,240,000	2.25%, 08/15/2046	$800,430
5,640,000	2.50%, 02/15/2045	3,917,156
7,030,000	3.38%, 11/15/2048	5,446,877
470,000	3.63%, 08/15/2043	397,958
1,250,000	3.63%, 05/15/2053	989,404
1,615,000	4.13%, 08/15/2044	1,451,986
1,525,000	4.13%, 08/15/2053	1,320,733
2,125,000	4.50%, 11/15/2054	1,960,230
2,875,000	4.75%, 05/15/2055	2,764,155
864,900	4.75%, 02/15/2056	832,737
3,525,000	4.88%, 08/15/2045	3,481,488
		23,363,154
	U.S. Treasury Inflation-Indexed Bonds - 1.3%
2,173,188	0.25%, 02/15/2050(10)	1,231,327
3,829,945	0.63%, 02/15/2043(10)	2,831,703
2,516,005	0.75%, 02/15/2042(10)	1,946,580
1,443,011	0.75%, 02/15/2045(10)	1,038,860

57

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 16.4% - (continued)
	U.S. Treasury Securities - 16.4% - (continued)
	U.S. Treasury Inflation-Indexed Bonds - 1.3% - (continued)
$ 599,843	1.00%, 02/15/2046(10)	$445,816
3,175,394	1.38%, 02/15/2044(10)	2,635,294
		10,129,580
	U.S. Treasury Notes - 12.0%
17,965,000	3.38%, 09/15/2028(15)(16)	17,751,666
2,250,000	3.38%, 05/15/2033	2,135,566
7,680,000	3.75%, 11/30/2032	7,490,100
2,000,000	3.88%, 08/15/2034(17)	1,940,781
7,510,000	4.00%, 01/31/2029	7,526,721
4,105,000	4.00%, 07/31/2032	4,070,043
7,725,000	4.00%, 02/15/2034	7,588,002
7,049,000	4.00%, 11/15/2035(16)	6,840,834
5,955,000	4.13%, 02/15/2036	5,829,387
11,385,000	4.25%, 11/15/2034(15)	11,328,075
6,010,000	4.25%, 05/15/2035(18)	5,965,160
11,300,000	4.25%, 08/15/2035	11,201,125
2,400,000	4.50%, 11/15/2033	2,438,719
		92,106,179
	Total U.S. Government Securities (cost $127,472,175)	$125,598,913
COMMON STOCKS - 0.0%
	Automobiles & Components - 0.0%
83	Aptiv PLC*	$5,002
27	Versigent PLC*	944
		5,946
	Financial Services - 0.0%
33,932	Unifin Financiera SAB de CV*(19)(20)	1,875
250,000	Unifin Financiera SAB de CV*(9)(19)(20)	25,000
		26,875
	Food, Beverage & Tobacco - 0.0%
1,551	Luxco Co. Ltd.*	31,567
	Health Care Equipment & Services - 0.0%
17	Becton Dickinson & Co.	2,534
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
2	Waters Corp.*	618
	Semiconductors & Semiconductor Equipment - 0.0%
2,000	Intel Corp.*	188,960
	Software & Services - 0.0%
320	Microsoft Corp.	130,489
7	Shopify, Inc. Class A*	848
		131,337
	Total Common Stocks (cost $299,691)	$387,837
EXCHANGE-TRADED FUNDS - 2.5%
	Other Investment Pools & Funds - 2.5%
856,800	Invesco Senior Loan ETF	$17,632,944
43,000	SPDR Blackstone Senior Loan ETF (7)	1,745,800
	Total Exchange-Traded Funds (cost $19,198,908)	$19,378,744
PREFERRED STOCKS - 1.3%
	Banks - 0.2%
203	Bank of America Corp. Series L, 7.25%(21)	$248,222
17,326	Citigroup, Inc. Series II, 6.25%*(21)	439,214
24,775	Citizens Financial Group, Inc. Series I, 6.50%(21)	624,578
		1,312,014
Shares or Principal Amount		Market Value†
PREFERRED STOCKS - 1.3% - (continued)
	Capital Goods - 0.2%
17,593	Boeing Co. (Preference Shares), 6.00%	$1,270,215
	Financial Services - 0.3%
1,987	Apollo Global Management, Inc. (Preference Shares), 6.75%	130,606
14,787	Ares Management Corp. Series B, 6.75%	580,242
6,500	Capital One Financial Corp. Series I, 5.00%(21)	123,435
10,221	Capital One Financial Corp. Series N, 4.25%(7)(21)	165,274
9,630	Corebridge Financial, Inc. (Preference Shares), 6.38%	230,638
8,167	KKR & Co., Inc. Series D, 6.25%(7)	362,451
19,194	Morgan Stanley Series Q, 6.63%(7)(21)	490,599
24,304	Synchrony Financial Series B, 8.25%(21)	639,195
		2,722,440
	Insurance - 0.1%
9,497	Brighthouse Financial, Inc. Series C, 5.38%(21)	125,645
16,629	Enstar Group Ltd. Series D, 7.00%(21)	382,467
		508,112
	Software & Services - 0.2%
34,019	Oracle Corp. Series D, 6.50%*	1,655,705
	Telecommunication Services - 0.0%
11,650	T-Mobile USA, Inc. (Preference Shares), 5.50%*	258,630
7,807	T-Mobile USA, Inc. (Preference Shares), 5.50%*	173,237
		431,867
	Utilities - 0.3%
8,004	DTE Energy Co. Series H, 6.25%	198,179
4,700	NextEra Energy, Inc. (Preference Shares), 7.30%	277,488
11,000	NextEra Energy, Inc. (Preference Shares), 7.38%*	577,720
12,680	PG&E Corp. Series A, 6.00%	533,321
2,400	PPL Corp. (Preference Shares), 7.00%*	121,056
636	Sempra (Preference Shares), 5.75%	13,718
19,340	Southern Co. (Preference Shares), 6.50%	493,170
		2,214,652
	Total Preferred Stocks (cost $10,068,619)	$10,115,005
WARRANTS - 0.0%
	Semiconductors & Semiconductor Equipment - 0.0%
1,500	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(19)(20)	$—
	Total Warrants (cost $—)	$—
	Total Long-Term Investments (cost $865,708,143)	$864,006,198
SHORT-TERM INVESTMENTS - 2.7%
	Repurchase Agreements - 0.1%
$ 885,600
Fixed Income Clearing Corp.
Repurchase Agreement dated
04/30/2026 at 3.64%, due on
05/01/2026 with a maturity value of
$885,690; collateralized by
U.S. Treasury Note at 3.88%,
maturing 06/15/2028, with a market
value of $903,476
		$885,600

58

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.7% - (continued)
	Securities Lending Collateral - 2.6%
19,518,612	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(22)		$19,518,612
	Total Short-Term Investments (cost $20,404,212)		$20,404,212
	Total Investments Excluding Purchased Options (cost $886,112,355)	115.3%	$884,410,410
	Total Purchased Options (cost $69,537)	0.0%	$63,480
	Total Investments (cost $886,181,892)	115.3%	$884,473,890
	Other Assets and Liabilities	(15.3)%	(117,434,656)
	Net Assets	100.0%	$767,039,234
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$303,350,345, representing 39.5% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Security is a zero-coupon bond.
(5)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the aggregate value of these securities was $118,434,487, representing 15.4% of net assets.

(6)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(7)	Represents entire or partial securities on loan.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(10)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2026.

(12)
This security, or a portion of this security, has unfunded loan commitments. As of
April 30, 2026, the aggregate value of the unfunded commitment was $36,684, which represents to 0.0% of total net assets.

(13)	Securities disclosed are interest-only strips.
(14)	Represents or includes a TBA transaction.
(15)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2026, the market value of securities pledged was $2,079,875.
(16)	All, or a portion of the security, was pledged as collateral in connection with OTC derivatives. As of April 30, 2026, the market value of securities pledged was $1,012,429.
(17)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2026, the market value of securities pledged was $9,052,658.
(18)	All, or a portion of the security, was pledged as collateral against open forward foreign currency exchange contracts. As of April 30, 2026, the market value of securities pledged was $64,515.
(19)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $26,875 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	1,500	$—	$—
08/2024	Unifin Financiera SAB de CV	250,000	7,500	25,000
08/2024	Unifin Financiera SAB de CV	33,932	7,500	1,875
			$15,000	$26,875

(20)	Investment valued using significant unobservable inputs.
(21)	Perpetual security with no stated maturity date.
(22)	Current yield as of period end.

59

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

OTC Option Contracts Outstanding at April 30, 2026
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call USD vs. Put PLN	MSC	3.63	USD	10/23/2026	640,000	USD	640,000	$14,531	$15,343	$(812)
Call USD vs. Put ZAR	BOA	16.13	USD	08/24/2026	346,000	USD	346,000	17,245	11,763	5,482
Total Call								$31,776	$27,106	$4,670
Put
Call CNY vs. Put USD	JPM	6.67	USD	09/29/2026	905,000	USD	905,000	$3,132	$3,529	$(397)
Call CNY vs. Put USD	BOA	6.66	USD	09/30/2026	922,000	USD	922,000	2,883	3,294	(411)
Call PLN vs. Put USD	MSC	3.63	USD	10/23/2026	640,000	USD	640,000	15,451	15,342	109
Call ZAR vs. Put USD	JPM	16.69	USD	07/07/2026	335,000	USD	335,000	6,713	9,668	(2,955)
Call ZAR vs. Put USD	BOA	16.13	USD	08/24/2026	346,000	USD	346,000	3,525	10,598	(7,073)
Total Put								$31,704	$42,431	$(10,727)
Total purchased OTC option contracts								$63,480	$69,537	$(6,057)
Written option contracts:
Call
Call USD vs. Put THB	BOA	30.70	USD	08/24/2026	(692,000)	USD	(692,000)	$(35,493)	$(15,909)	$(19,584)
Call USD vs. Put THB	BOA	32.18	USD	10/23/2026	(768,000)	USD	(768,000)	(17,877)	(20,397)	2,520
Total Call								$(53,370)	$(36,306)	$(17,064)
Puts
Call THB vs. Put USD	BOA	30.70	USD	08/24/2026	(692,000)	USD	(692,000)	$(3,315)	$(14,809)	$11,494
Call THB vs. Put USD	BOA	32.18	USD	10/23/2026	(768,000)	USD	(768,000)	(21,275)	(18,760)	(2,515)
Call ZAR vs. Put USD	JPM	15.93	USD	07/07/2026	(335,000)	USD	(335,000)	(1,257)	(3,353)	2,096
Total puts								$(25,847)	$(36,922)	$11,075
Total Written Option Contracts OTC option contracts								$(79,217)	$(73,228)	$(5,989)

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	185	06/15/2026	$14,239,999	$(68,836)
Canadian 10-Year Bond Future	161	06/19/2026	14,091,492	(108,713)
Euro BUXL 30-Year Bond Future	44	06/08/2026	5,624,913	(122,957)
Long Gilt Future	67	06/26/2026	7,883,413	(38,337)
U.S. Treasury 5-Year Note Future	661	06/30/2026	71,279,555	(282,993)
U.S. Treasury 10-Year Note Future	665	06/18/2026	73,544,844	(481,800)
U.S. Treasury 10-Year Ultra Future	351	06/18/2026	39,613,641	(266,842)
U.S. Treasury Long Bond Future	179	06/18/2026	20,199,031	(640,134)
U.S. Treasury Ultra Bond Future	328	06/18/2026	37,730,250	(1,074,662)
Total				$(3,085,274)
Short position contracts:
Euro-BOBL Future	(183)	06/08/2026	$(24,783,426)	$435
Euro-BTP Italian Bond Future	(150)	06/08/2026	(20,579,979)	(7,366)
Euro-BUND Future	(113)	06/08/2026	(16,617,043)	83,692
Euro-OAT Future	(136)	06/08/2026	(19,027,706)	27,576
Euro-Schatz Future	(364)	06/08/2026	(45,154,191)	66,238
U.S. Treasury 2-Year Note Future	(348)	06/30/2026	(72,079,500)	144,025
Total				$314,600
Total futures contracts				$(2,770,674)

60

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

TBA Sale Commitments Outstanding at April 30, 2026
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 2.50%	$1,550,000	05/20/2056	$(1,327,453)	$12,388
Government National Mortgage Association, 4.00%	3,755,000	05/20/2056	(3,503,080)	6,224
Government National Mortgage Association, 4.00%	1,675,000	06/20/2056	(1,561,775)	14,557
Government National Mortgage Association, 4.50%	4,015,000	05/20/2056	(3,871,338)	24,262
Government National Mortgage Association, 4.50%	2,000,000	06/23/2055	(1,926,719)	16,719
Government National Mortgage Association, 5.00%	5,150,000	05/20/2056	(5,104,892)	18,545
Uniform Mortgage-Backed Security, 2.00%	7,850,000	05/01/2056	(6,279,163)	43,628
Uniform Mortgage-Backed Security, 2.50%	8,710,000	05/01/2056	(7,292,037)	21,957
Uniform Mortgage-Backed Security, 2.50%	4,355,000	06/01/2056	(3,644,828)	19,201
Uniform Mortgage-Backed Security, 3.00%	9,045,000	05/01/2056	(7,917,021)	19,779
Uniform Mortgage-Backed Security, 3.50%	925,000	05/01/2056	(841,876)	3,451
Uniform Mortgage-Backed Security, 4.00%	1,400,000	05/01/2056	(1,312,774)	4,375
Uniform Mortgage-Backed Security, 6.00%	2,215,000	05/01/2056	(2,261,144)	4,213
Uniform Mortgage-Backed Security, 6.50%	9,280,000	05/01/2056	(9,627,716)	(22,519)
Total TBA sale commitments (proceeds receivable $56,658,596)			$(56,471,816)	$186,780
At April 30, 2026, the aggregate market value of TBA Sale Commitments represents (7.4)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at April 30, 2026
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
BNP Paribas SA	GSC	EUR	1,175,000	(1.00%)	06/20/2031	Quarterly	$10,190	$—	$(5,790)	$(15,980)
Total OTC credit default swap contracts							$10,190	$—	$(5,790)	$(15,980)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swap Contracts Outstanding at April 30, 2026
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	MSC	USD	16,300,000	(3.62% )	09/20/2026	Quarterly	$—	$—	$143,624	$143,624
Total OTC total return swap contracts							$—	$—	$143,624	$143,624

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S43.V1	USD	15,000	(1.00%)	06/20/2030	Quarterly	$251	$—	$58	$(193)
CDX.NA.HY.S46.V1	USD	10,730,000	(5.00%)	06/20/2031	Quarterly	—	(703,982)	(825,678)	(121,696)
ITRAXX-XOVER S44.V1	EUR	435,000	(5.00%)	12/20/2030	Quarterly	—	(39,948)	(52,947)	(12,999)
Total						$251	$(743,930)	$(878,567)	$(134,888)

61

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2026 – (continued)
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Barclays PLC	EUR	850,000	(1.00%)	06/20/2031	Quarterly	$7,237	$—	$4,740	$(2,497)
Total						$7,237	$—	$4,740	$(2,497)
Total centrally cleared credit default swap contracts						$7,488	$(743,930)	$(873,827)	$(137,385)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	7.09% Fixed	MXN	17,636,000	03/10/2028	Lunar	$124	$—	$(1,954)	$(2,078)
1 Mo. MXN TIIE	7.30% Fixed	MXN	11,703,000	03/14/2028	Lunar	—	(55)	1,234	1,289
7.75% Fixed	1 Mo. MXN TIIE	MXN	23,332,000	04/23/2031	Lunar	—	—	6,002	6,002
8.04% Fixed	1 Mo. MXN TIIE	MXN	1,771,000	03/08/2033	Lunar	—	(25)	12	37
12 Mo. USD SOFR	3.44% Fixed	USD	567,000	03/17/2027	Annual	—	(101)	(1,081)	(980)
3.47% Fixed	12 Mo. USD SOFR	USD	1,725,000	08/31/2030	Annual	—	(1)	14,920	14,921
3.60% Fixed	12 Mo. USD SOFR	USD	1,475,000	11/15/2032	Annual	—	—	16,155	16,155
3.63% Fixed	12 Mo. USD SOFR	USD	1,250,000	11/15/2032	Annual	—	—	11,261	11,261
4.16% Fixed	12 Mo. USD SOFR	USD	2,275,000	03/19/2045	Annual	—	(37,721)	15,216	52,937
2.88% Fixed	12 Mo. USD SOFR	USD	190,000	03/15/2053	Annual	1,979	—	41,332	39,353
3.25% Fixed	12 Mo. USD SOFR	USD	125,000	06/21/2053	Annual	—	(1,183)	20,471	21,654
3.59% Fixed	12 Mo. USD SOFR	USD	4,665,000	09/20/2053	Annual	407,493	—	485,089	77,596
3.75% Fixed	12 Mo. USD SOFR	USD	215,000	12/18/2054	Annual	303	—	16,428	16,125
3 Mo. COP CPIBR	11.47% Fixed	COP	1,127,756,000	06/17/2036	Quarterly	—	—	393	393
3 Mo. THB THOR	1.87% Fixed	THB	12,423,000	06/17/2036	Quarterly	—	(115)	(8,859)	(8,744)
3 Mo. ZAR JIBAR	7.75% Fixed	ZAR	2,657,000	06/17/2033	Quarterly	—	(26)	(1,291)	(1,265)
3 Mo. ZAR JIBAR	6.85% Fixed	ZAR	7,065,000	06/17/2033	Quarterly	15	—	(23,913)	(23,928)
3 Mo. ZAR JIBAR	8.19% Fixed	ZAR	4,704,000	06/17/2036	Quarterly	—	—	—	—
3 Mo. ZAR JIBAR	8.10% Fixed	ZAR	6,203,000	06/17/2036	Quarterly	—	(134)	(2,753)	(2,619)
3 Mo. ZAR JIBAR	7.88% Fixed	ZAR	6,074,000	06/17/2036	Quarterly	—	—	(8,060)	(8,060)
3 Mo. ZAR JIBAR	7.18% Fixed	ZAR	7,137,000	06/17/2036	Quarterly	—	(45)	(30,138)	(30,093)
4.68% Fixed	6 Mo. CLP CLICP	CLP	2,027,890,000	03/17/2027	At Maturity	—	—	2,912	2,912
6 mo. CZK PRIBOR	3.59% Fixed	CZK	4,479,000	06/17/2031	Annual	—	(8)	(7,969)	(7,961)
6 mo. CZK PRIBOR	4.44% Fixed	CZK	3,014,000	06/17/2033	Annual	—	—	(143)	(143)
6 Mo. HUF BIBOR	6.10% Fixed	HUF	50,439,000	06/17/2036	Annual	—	(19)	5,003	5,022
6.40% Fixed	6 mo. INR MIBOR	INR	35,449,000	06/17/2031	Semi-Annual	—	—	4,003	4,003
6 Mo. PLN WIBOR	3.95% Fixed	PLN	176,000	06/17/2033	Annual	—	—	(2,004)	(2,004)
4.59% Fixed	6 Mo. PLN WIBOR	PLN	371,000	06/17/2036	Annual	10	—	1,583	1,573
BZDIOVRA	13.47% Fixed	BRL	6,958,014	01/03/2028	At Maturity	100	—	(6,497)	(6,597)
BZDIOVRA	13.77% Fixed	BRL	603,783	01/02/2029	At Maturity	—	—	372	372
BZDIOVRA	12.94% Fixed	BRL	1,960,160	01/02/2029	At Maturity	33	—	(6,532)	(6,565)
BZDIOVRA	13.18% Fixed	BRL	2,309,908	01/02/2029	At Maturity	—	—	(7,728)	(7,728)
BZDIOVRA	13.56% Fixed	BRL	852,167	01/02/2031	At Maturity	34	—	393	359
Total centrally cleared interest rate swaps contracts						$410,091	$(39,433)	$533,857	$163,199

Foreign Currency Contracts Outstanding at April 30, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
277,483,000	ARS	168,057	USD	CBK	07/14/2026	$24,159
64,517,000	ARS	39,579	USD	BNP	07/14/2026	5,113
198,425,000	ARS	124,171	USD	BNP	09/14/2026	7,695
142,525,000	ARS	88,967	USD	CBK	09/14/2026	5,750
170,670,000	ARS	95,882	USD	CBK	10/16/2026	15,126
180,000	AUD	127,631	USD	UBS	06/17/2026	1,663
80,000	AUD	56,891	USD	JPM	06/17/2026	573
8,873,000	BRL	1,678,154	USD	GSC	06/02/2026	87,717

62

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,379,000	BRL	638,473	USD	MSC	06/02/2026	$34,004
1,250,000	BRL	238,374	USD	CBK	06/02/2026	10,396
1,505,000	BRL	289,954	USD	BOA	06/02/2026	9,565
955,000	BRL	189,447	USD	BNP	06/02/2026	614
160,000	CAD	116,948	USD	JPM	06/17/2026	844
221,059,000	CLP	243,096	USD	GSC	06/17/2026	1,717
72,000,000	CLP	78,869	USD	MSC	06/17/2026	868
17,700,000	CLP	19,917	USD	BOA	06/17/2026	(315)
274,400,000	CLP	304,667	USD	CBK	06/17/2026	(782)
5,818,000	CNH	850,867	USD	UBS	06/17/2026	3,582
3,500,000	CNH	510,539	USD	SCB	06/17/2026	3,482
2,587,000	CNH	378,290	USD	HSBC	06/17/2026	1,644
999,000	CNH	145,451	USD	JPM	06/17/2026	1,265
319,000	CNH	46,369	USD	CBK	06/17/2026	481
1,187,000	CNH	174,503	USD	BOA	06/17/2026	(177)
1,281,000	CNH	187,527	USD	JPM	07/13/2026	949
1,855,000	CNH	272,034	USD	BOA	07/15/2026	937
1,114,900,000	COP	297,542	USD	CBK	06/17/2026	6,290
658,500,000	COP	175,020	USD	GSC	06/17/2026	4,434
678,100,000	COP	184,155	USD	MSC	06/17/2026	640
201,900,000	COP	54,879	USD	BOA	06/17/2026	142
8,991,000	CZK	431,451	USD	DEUT	06/17/2026	1,620
6,817,000	CZK	326,839	USD	UBS	06/17/2026	1,516
12,690,000	CZK	610,772	USD	GSC	06/17/2026	468
1,090,000	CZK	52,414	USD	BCLY	06/17/2026	88
4,620,000	CZK	224,016	USD	CBK	06/17/2026	(1,483)
15,690,000	CZK	757,379	USD	BNP	06/17/2026	(1,637)
5,180,000	DOP	81,143	USD	JPM	07/13/2026	4,829
20,030,000	EGP	367,484	USD	JPM	06/17/2026	(1,580)
5,110,000	EGP	97,747	USD	CBK	10/05/2026	(8,462)
7,220,000	EGP	136,060	USD	BOA	10/05/2026	(9,907)
2,200	EUR	2,575	USD	BNP	05/29/2026	9
795,000	EUR	921,158	USD	JPM	06/17/2026	13,493
428,000	EUR	498,145	USD	DEUT	06/17/2026	5,038
127,000	EUR	147,119	USD	MSC	06/17/2026	2,190
239,000	EUR	280,329	USD	SSG	06/17/2026	654
487,000	EUR	571,988	USD	CBK	06/17/2026	559
21,000	EUR	24,224	USD	SCB	06/17/2026	465
492,000	EUR	578,065	USD	UBS	06/17/2026	359
223,000	EUR	262,336	USD	SGG	06/17/2026	(164)
136,000	EUR	160,208	USD	BOA	07/07/2026	(179)
1,000	GBP	1,348	USD	GSC	05/29/2026	11
139,000	GBP	186,025	USD	BCLY	06/17/2026	2,838
204,547,000	HUF	618,005	USD	DEUT	06/17/2026	38,304
185,134,000	HUF	567,474	USD	MSC	06/17/2026	26,547
90,300,000	HUF	289,010	USD	GSC	06/17/2026	727
61,364,000	HUF	196,464	USD	SSG	06/17/2026	428
54,414,000	HUF	175,198	USD	JPM	06/17/2026	(606)
462,000,000	IDR	26,934	USD	MSC	06/17/2026	(307)
4,146,000,000	IDR	240,543	USD	GSC	06/17/2026	(1,591)
15,451,000,000	IDR	911,297	USD	SSG	06/17/2026	(20,789)
21,500,620,000	IDR	1,260,566	USD	BOA	06/17/2026	(21,393)
595,000	ILS	201,607	USD	CBK	06/17/2026	(9)
31,710,000	INR	335,973	USD	GSC	06/17/2026	(3,298)
55,090,000	INR	590,229	USD	SSG	06/17/2026	(12,272)
111,702,000	INR	1,198,536	USD	BOA	06/17/2026	(26,655)
185,180,000	KRW	123,800	USD	JPM	06/17/2026	1,221
212,450,000	KRW	143,598	USD	BOA	06/17/2026	(167)
164,990,000	KRW	112,161	USD	MSC	06/17/2026	(771)
647,570,000	KRW	440,221	USD	GSC	06/17/2026	(3,025)
109,100,000	KZT	207,956	USD	BOA	05/26/2026	25,253
22,800,000	KZT	42,944	USD	CBK	05/26/2026	5,793
136,200,000	KZT	269,010	USD	BOA	06/17/2026	19,871
20,761,000	MXN	1,156,527	USD	BOA	06/17/2026	24,161
4,870,000	MXN	268,445	USD	GSC	06/17/2026	8,514

63

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
5,666,000	MXN	317,243	USD	UBS	06/17/2026	$4,985
700,000	MXN	38,452	USD	CBK	06/17/2026	1,357
3,431,000	MXN	194,974	USD	SCB	06/17/2026	149
220,000	MXN	12,653	USD	MSC	06/17/2026	(142)
2,690,000	MXN	155,384	USD	DEUT	06/17/2026	(2,402)
647,000	MXN	36,035	USD	MSC	07/28/2026	632
217,000	MXN	12,050	USD	BOA	07/28/2026	248
808,000	MXN	44,690	USD	MSC	09/08/2026	936
97,000	MXN	5,366	USD	JPM	09/08/2026	112
80,000	MYR	20,258	USD	BNP	06/18/2026	(87)
901,000	MYR	228,744	USD	SCB	06/18/2026	(1,568)
1,240,000	MYR	314,915	USD	DEUT	06/18/2026	(2,264)
91,895,000	NGN	59,021	USD	BOA	06/08/2026	6,677
28,122,000	NGN	17,984	USD	CBK	06/08/2026	2,121
140,269,000	NGN	99,169	USD	BOA	06/17/2026	715
74,748,000	NGN	52,345	USD	CBK	06/26/2026	672
215,000	NZD	125,970	USD	DEUT	06/17/2026	819
110,000	NZD	64,744	USD	UBS	06/17/2026	124
95,000	NZD	56,160	USD	JPM	06/17/2026	(137)
1,115,000	PEN	315,596	USD	CBK	06/17/2026	(26)
1,540,000	PEN	443,408	USD	GSC	06/17/2026	(7,553)
2,450,000	PEN	709,035	USD	JPM	06/17/2026	(15,630)
5,168,000	PLN	1,401,834	USD	GSC	06/17/2026	21,963
2,615,000	PLN	705,899	USD	WFB	06/17/2026	14,541
150,000	PLN	40,063	USD	BOA	06/17/2026	1,263
260,000	PLN	70,782	USD	DEUT	06/17/2026	849
580,000	PLN	160,115	USD	SGG	06/17/2026	(323)
1,422,000	RON	319,738	USD	CBK	06/17/2026	435
390,000	RON	87,631	USD	SGG	06/17/2026	181
85,000	RON	19,617	USD	SCB	06/17/2026	(478)
1,692,000	RON	383,257	USD	GSC	06/17/2026	(2,292)
280,000	SGD	220,036	USD	BOA	06/17/2026	576
185,000	SGD	145,976	USD	DEUT	06/17/2026	(215)
1,370,000	THB	41,527	USD	JPM	06/17/2026	666
2,570,000	THB	78,786	USD	GSC	06/17/2026	364
2,470,000	THB	75,896	USD	MSC	06/17/2026	174
450,000	THB	14,025	USD	CBK	06/17/2026	(166)
2,400,000	THB	74,977	USD	DEUT	06/17/2026	(1,062)
7,280,000	THB	227,642	USD	BNP	06/17/2026	(3,436)
42,020,000	THB	1,317,353	USD	BCLY	06/17/2026	(23,238)
126,000	THB	4,098	USD	BOA	08/26/2026	(195)
1,416,000	THB	43,907	USD	BOA	10/27/2026	199
11,975,000	TRY	261,863	USD	JPM	05/11/2026	504
24,345,000	TRY	503,219	USD	HSBC	06/17/2026	11,448
14,088,000	TRY	291,713	USD	BCLY	06/17/2026	6,115
10,019,000	TRY	207,673	USD	CBK	06/17/2026	4,134
1,795,000	TRY	37,998	USD	MSC	06/17/2026	(50)
26,065,000	TRY	464,651	USD	BNP	12/16/2026	2,080
11,975,000	TRY	209,959	USD	BCLY	02/10/2027	(5,406)
26,065,000	TRY	432,966	USD	BCLY	03/17/2027	(803)
11,700,000	ZAR	694,134	USD	HSBC	06/17/2026	3,903
2,867,000	ZAR	168,095	USD	MSC	06/17/2026	2,954
2,316,000	ZAR	135,393	USD	CBK	06/17/2026	2,783
2,580,000	ZAR	153,048	USD	DEUT	06/17/2026	879
500,000	ZAR	30,026	USD	BCLY	06/17/2026	(196)
3,850,000	ZAR	230,128	USD	BOA	06/17/2026	(433)
18,282,000	ZAR	1,097,467	USD	GSC	06/17/2026	(6,738)
53,064	USD	84,903,000	ARS	CBK	07/14/2026	(5,749)
53,064	USD	84,902,000	ARS	BOA	07/14/2026	(5,749)
46,018	USD	65,000	AUD	NWM	06/17/2026	(671)
110,435	USD	155,000	AUD	DEUT	06/17/2026	(901)
121,727	USD	175,000	AUD	JPM	06/17/2026	(3,976)
121,741	USD	610,000	BRL	GSC	06/02/2026	342
171,093	USD	860,000	BRL	BOA	06/02/2026	(61)
556,708	USD	2,945,000	BRL	CBK	06/02/2026	(29,394)

64

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
828,224	USD	4,409,000	BRL	SSG	06/02/2026	$(49,239)
88,580	USD	120,000	CAD	BNP	06/17/2026	236
36,857	USD	50,000	CAD	SCB	06/17/2026	47
87,272	USD	120,000	CAD	TDB	06/17/2026	(1,072)
226,750	USD	206,100,000	CLP	BOA	06/17/2026	(1,496)
122,387	USD	113,000,000	CLP	GSC	06/17/2026	(2,755)
268,577	USD	1,828,000	CNH	BNP	06/17/2026	111
164,216	USD	1,123,000	CNH	JPM	06/17/2026	(711)
708,243	USD	4,852,000	CNH	CBK	06/17/2026	(4,336)
93,777	USD	648,000	CNH	JPM	07/13/2026	(1,565)
133,362	USD	921,000	CNH	BOA	07/15/2026	(2,167)
193,905	USD	1,317,000	CNH	JPM	10/08/2026	(1,042)
194,962	USD	1,322,000	CNH	BOA	10/09/2026	(738)
462,903	USD	1,672,900,000	COP	GSC	06/17/2026	7,007
144,140	USD	529,600,000	COP	BNP	06/17/2026	(186)
201,484	USD	760,200,000	COP	BOA	06/17/2026	(5,685)
863,283	USD	3,249,100,000	COP	CBK	06/17/2026	(22,158)
386,157	USD	8,230,000	CZK	GSC	06/17/2026	(10,258)
598,991	USD	12,690,000	CZK	HSBC	06/17/2026	(12,250)
890,701	USD	18,789,000	CZK	BNP	06/17/2026	(14,312)
85,155	USD	5,180,000	DOP	JPM	07/13/2026	(818)
806,446	USD	686,819	EUR	CBK	05/29/2026	(360)
13,897,360	USD	11,872,900	EUR	BNP	05/29/2026	(49,756)
29,488,700	USD	25,202,901	EUR	JPM	05/29/2026	(117,191)
132,668	USD	113,000	EUR	GSC	06/17/2026	(182)
407,846	USD	348,000	EUR	SCB	06/17/2026	(1,284)
569,557	USD	486,000	EUR	UBS	06/17/2026	(1,815)
377,743	USD	323,000	EUR	JPM	06/17/2026	(1,997)
4,803,987	USD	4,117,000	EUR	CBK	06/17/2026	(36,212)
4,120,969	USD	3,561,000	EUR	TDB	06/17/2026	(65,562)
24,061,764	USD	20,711,000	EUR	DEUT	06/17/2026	(287,363)
248,884	USD	215,000	EUR	BOA	07/07/2026	(4,103)
2,363,630	USD	1,753,120	GBP	GSC	05/29/2026	(18,531)
102,571	USD	77,000	GBP	DEUT	06/17/2026	(2,051)
597,356	USD	446,000	GBP	SSG	06/17/2026	(8,636)
1,948,021	USD	1,455,000	GBP	WEST	06/17/2026	(28,925)
549,946	USD	4,303,000	HKD	DEUT	05/29/2026	3
335,983	USD	104,100,000	HUF	GSC	06/17/2026	1,968
166,828	USD	51,600,000	HUF	SCB	06/17/2026	1,265
159,252	USD	49,300,000	HUF	BOA	06/17/2026	1,068
64,469	USD	20,100,000	HUF	CBK	06/17/2026	(24)
61,717	USD	19,300,000	HUF	SGG	06/17/2026	(209)
196,337	USD	61,900,000	HUF	DEUT	06/17/2026	(2,274)
38,459	USD	13,000,000	HUF	BCLY	06/17/2026	(3,253)
251,048	USD	82,893,000	HUF	MSC	06/17/2026	(14,922)
307,357	USD	104,700,000	HUF	SSG	06/17/2026	(28,583)
368,272	USD	6,276,000,000	IDR	BOA	06/17/2026	6,559
148,763	USD	2,526,000,000	IDR	GSC	06/17/2026	3,179
207,267	USD	3,552,000,000	IDR	SSG	06/17/2026	2,550
129,706	USD	2,212,000,000	IDR	BCLY	06/17/2026	2,218
47,911	USD	150,000	ILS	HSBC	06/17/2026	(2,912)
137,929	USD	430,000	ILS	SCB	06/17/2026	(7,763)
182,529	USD	575,000	ILS	CBK	06/17/2026	(12,293)
379,397	USD	35,480,000	INR	SSG	06/17/2026	7,172
300,622	USD	28,030,000	INR	MSC	06/17/2026	6,555
314,530	USD	29,670,000	INR	BNP	06/17/2026	3,257
178,545	USD	16,710,000	INR	BOA	06/17/2026	3,238
133,754	USD	12,670,000	INR	GSC	06/17/2026	831
162,569	USD	239,610,000	KRW	BNP	06/17/2026	800
152,695	USD	228,670,000	KRW	BOA	06/17/2026	(1,687)
146,805	USD	68,000,000	KZT	GSC	05/26/2026	1,451
39,884	USD	18,500,000	KZT	JPM	05/26/2026	339
86,641	USD	45,400,000	KZT	CBK	05/26/2026	(10,404)
129,529	USD	60,600,000	KZT	GSC	06/17/2026	996
223,073	USD	110,700,000	KZT	CBK	06/17/2026	(11,722)

65

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
976,704	USD	17,054,000	MXN	MSC	06/17/2026	$6,834
228,188	USD	3,990,000	MXN	BCLY	06/17/2026	1,275
154,026	USD	2,690,000	MXN	HSBC	06/17/2026	1,044
310,395	USD	5,444,000	MXN	SSG	06/17/2026	791
159,085	USD	2,840,000	MXN	BOA	06/17/2026	(2,427)
157,285	USD	2,820,000	MXN	SCB	06/17/2026	(3,090)
487,787	USD	8,690,000	MXN	TDB	06/17/2026	(6,418)
554,584	USD	9,890,000	MXN	CBK	06/17/2026	(7,865)
699,650	USD	12,596,000	MXN	UBS	06/17/2026	(16,691)
48,843	USD	864,000	MXN	MSC	07/28/2026	(122)
50,214	USD	905,000	MXN	MSC	09/08/2026	(891)
218,734	USD	880,000	MYR	DEUT	06/18/2026	(3,147)
245,412	USD	415,000	NZD	MSC	06/17/2026	681
97,109	USD	165,000	NZD	SCB	06/17/2026	(194)
1,102,166	USD	3,843,000	PEN	CBK	06/17/2026	14,510
309,920	USD	1,070,000	PEN	BNP	06/17/2026	7,086
35,817	USD	124,000	PEN	BOA	06/17/2026	723
159,650	USD	9,630,000	PHP	BOA	06/17/2026	3,247
94,557	USD	5,820,000	PHP	GSC	06/17/2026	33
256,004	USD	921,000	PLN	SSG	06/17/2026	2,266
13,421	USD	50,000	PLN	DEUT	06/17/2026	(355)
1,315,604	USD	4,865,000	PLN	MSC	06/17/2026	(24,718)
51,909	USD	189,000	PLN	MSC	10/27/2026	(100)
258,698	USD	1,125,000	RON	BNP	06/17/2026	5,397
34,696	USD	155,000	RON	SCB	06/17/2026	(203)
110,274	USD	140,000	SGD	MSC	06/17/2026	(32)
145,662	USD	185,000	SGD	DEUT	06/17/2026	(100)
271,645	USD	345,000	SGD	CAG	06/17/2026	(180)
121,753	USD	155,000	SGD	GSC	06/17/2026	(371)
157,108	USD	200,000	SGD	CBK	06/17/2026	(472)
473,971	USD	15,330,000	THB	CBK	06/17/2026	1,843
666,379	USD	21,580,000	THB	GSC	06/17/2026	1,768
40,520	USD	1,310,000	THB	SCB	06/17/2026	175
182,014	USD	5,910,000	THB	MSC	06/17/2026	—
127,732	USD	4,150,000	THB	DEUT	06/17/2026	(78)
256,259	USD	11,975,000	TRY	BCLY	05/11/2026	(6,107)
267,486	USD	12,625,000	TRY	UBS	06/17/2026	586
1,507	USD	71,000	TRY	SGG	06/17/2026	6
246,426	USD	11,925,000	TRY	GSC	06/17/2026	(5,675)
536,869	USD	26,065,000	TRY	BCLY	06/17/2026	(14,159)
468,744	USD	26,065,000	TRY	BCLY	12/16/2026	2,013
206,608	USD	11,975,000	TRY	JPM	02/10/2027	2,055
118,920	USD	7,085,000	TRY	GSC	03/17/2027	1,449
140,609	USD	2,350,000	ZAR	MSC	06/17/2026	405
278,194	USD	4,690,000	ZAR	GSC	06/17/2026	(1,617)
752,437	USD	12,642,000	ZAR	SSG	06/17/2026	(1,801)
315,845	USD	5,400,000	ZAR	BCLY	06/17/2026	(6,326)
107,237	USD	1,790,000	ZAR	JPM	07/09/2026	629
40,780	USD	660,000	ZAR	BOA	08/26/2026	1,628
Total foreign currency contracts						$(573,051)

Foreign Cross Currency Contracts Outstanding at April 30, 2026
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	1,928,053	BNP	05/29/2026	GBP	1,936,362	$(8,308)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

66

Hartford Strategic Income ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$165,942,380	$—	$165,942,380	$—
Convertible Bonds	52,126,269	—	52,126,269	—
Corporate Bonds	249,830,921	—	249,830,921	—
Foreign Government Obligations	48,264,818	—	48,264,818	—
Senior Floating Rate Interests	68,336,250	—	68,336,250	—
U.S. Government Agencies	124,025,061	—	124,025,061	—
U.S. Government Securities	125,598,913	—	125,598,913	—
Common Stocks	387,837	329,395	31,567	26,875
Exchange-Traded Funds	19,378,744	19,378,744	—	—
Preferred Stocks	10,115,005	10,115,005	—	—
Warrants	—	—	—	—
Short-Term Investments	20,404,212	19,518,612	885,600	—
Purchased Options	63,480	—	63,480	—
Foreign Currency Contracts(2)	(581,359)	—	(581,359)	—
Futures Contracts(2)	321,966	321,966	—	—
Swaps - Total Return(2)	143,624	—	143,624	—
Swaps - Interest Rate(2)	271,964	—	271,964	—
Total	$884,630,085	$49,663,722	$834,939,488	$26,875
Liabilities
Futures Contracts(2)	$(3,092,640)	$(3,092,640)	$—	$—
Swaps - Interest Rate(2)	(108,765)	—	(108,765)	—
Swaps - Credit Default(2)	(153,365)	—	(153,365)	—
TBA Sale Commitments	(56,471,816)	—	(56,471,816)	—
Written Options	(79,217)	—	(79,217)	—
Total	$(59,905,803)	$(3,092,640)	$(56,813,163)	$—

(1)
For the period ended April 30, 2026, investments valued at $515,000 were transferred out of Level 3 due to the availability of active market prices which has been determined to be significant observable input. There were no transfers into Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended April 30, 2026 is not presented.

67

Hartford Total Return Bond ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.8%
	Asset-Backed - Automobile - 0.4%
$ 635,000	American Credit Acceptance Receivables Trust Series 2026-2, 4.50%, 10/08/2030(1)	$634,657
540,000	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A, 5.58%, 12/20/2030(1)	547,971
955,000	Citizens Auto Receivables Trust Series 2024-1, 5.03%, 10/15/2030(1)	963,550
1,060,000	Exeter Automobile Receivables Trust Series 2025-4A, 4.40%, 05/15/2030	1,059,130
625,000	First Investors Auto Owner Trust Series 2026-1A, 5.38%, 07/15/2032(1)	628,511
1,340,000	Hertz Vehicle Financing III LLC Series 2025-2A, 5.13%, 09/25/2031(1)	1,350,987
1,650,000	Hyundai Auto Lease Securitization Trust Series 2024-A, 5.35%, 05/15/2028(1)	1,652,770
	Santander Bank Auto Credit-Linked Notes
761,707	Series 2024-B, 4.97%, 01/18/2033(1)	765,771
99,371	Series 2023-B, 5.64%, 12/15/2033(1)	100,439
	SFS Auto Receivables Securitization Trust
360,000	Series 2024-1A, 5.38%, 01/21/2031(1)	365,907
625,000	Series 2023-1A, 5.71%, 01/22/2030(1)	634,772
599,967	Wheels Fleet Lease Funding 1 LLC Series 2023-2A, 6.46%, 08/18/2038(1)	604,450
		9,308,915
	Asset-Backed - Finance & Insurance - 0.7%
	Castlelake Aircraft Structured Trust
3,738,918	Series 2026-1A, 5.07%, 03/15/2051(1)	3,685,837
2,660,000	Series 2026-2A, 5.33%, 04/15/2051(1)	2,658,646
2,370,000	Invesco U.S. CLO Ltd. Series 2023-1A, 5.41%, 04/22/2037, 3 mo. USD Term SOFR + 1.75%(1)(2)	2,357,252
2,950,000	Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, 5.53%, 07/16/2036, 3 mo. USD Term SOFR + 1.85%(1)(2)	2,952,537
1,195,000	PK ALIFT Loan Funding 8 LP Series 2026-1, 4.61%, 09/15/2043(1)	1,173,004
	STAR Trust
1,150,000	Series 2026-SFR7, 5.36%, 05/17/2043, 1 mo. USD Term SOFR + 1.70%(1)(2)	1,151,996
640,000	Series 2026-SFR7, 5.66%, 05/17/2043, 1 mo. USD Term SOFR + 2.00%(1)(2)	641,955
1,135,000	VB-S1 Issuer LLC Series 2026-1A, 4.69%, 03/15/2056(1)	1,109,763
		15,730,990
	Asset-Backed - Home Equity - 0.3%
492,772	COOPR Residential Mortgage Trust Series 2026-CES1, 4.87%, 02/25/2061(1)(3)	489,188
393,384	FIGRE Trust Series 2026-HE1, 4.98%, 01/25/2056(1)(2)	388,312
4,114,742	Finance of America Structured Securities Trust Series 2026-PC1, 4.50%, 01/25/2076(1)(2)	4,017,560
955,000	OBX Trust Series 2026-CES1, 5.19%, 04/25/2056(1)(3)	951,584
		5,846,644
	Asset-Backed - Manufactured Housing - 0.0%
301,817	Cascade MH Asset Trust Series 2021-MH1, 1.75%, 02/25/2046(1)	273,361
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.8% - (continued)
	Asset-Backed - Student Loan - 0.1%
	Navient Private Education Refi Loan Trust
$ 354,074	Series 2021-EA, 0.97%, 12/16/2069(1)	$316,476
693,593	Series 2021-FA, 1.11%, 02/18/2070(1)	617,189
856,868	Series 2023-A, 5.51%, 10/15/2071(1)	873,202
		1,806,867
	Commercial Mortgage-Backed Securities - 6.4%
1,549,000	280 Park Avenue Mortgage Trust Series 2017-280P, 6.08%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	1,529,638
1,300,000	ACREC LLC Series 2026-FL4, 5.26%, 01/18/2043, 1 mo. USD Term SOFR + 1.60%(1)(2)	1,299,968
1,295,000	ALA Trust Series 2025-OANA, 5.40%, 06/15/2040, 1 mo. USD Term SOFR + 1.74%(1)(2)	1,299,856
1,420,000	AREIT Trust Series 2025-CRE11, 5.42%, 07/25/2043, 1 mo. USD Term SOFR + 1.75%(1)(2)	1,420,439
810,000	ARZ Trust Series 2024-BILT, 6.07%, 06/11/2039(1)	819,353
742,895	BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, 3.11%, 11/05/2032(1)	723,483
	BBCMS Mortgage Trust
10,282,075	Series 2024-C26, 1.24%, 05/15/2057(2)(4)	691,595
7,316,902	Series 2024-C28, 1.33%, 09/15/2057(2)(4)	520,404
7,525,048	Series 2025-C32, 1.36%, 02/15/2062(2)(4)	587,219
6,301,728	Series 2024-C24, 1.86%, 02/15/2057(2)(4)	556,368
530,000	Series 2022-C15, 3.66%, 04/15/2055(2)	488,121
1,375,000	Series 2025-5C37, 5.38%, 09/15/2058(2)	1,388,621
1,345,000	Series 2026-5C40, 5.78%, 02/15/2059(2)	1,364,998
1,965,000	Series 2025-5C34, 5.99%, 05/15/2058(2)	2,027,814
1,940,000	BDS LLC Series 2026-FL17, 5.20%, 05/19/2043, 1 mo. USD Term SOFR + 1.55%(1)(2)	1,940,018
	Benchmark Mortgage Trust
12,486,468	Series 2022-B32, 0.56%, 01/15/2055(1)(2)(4)	142,693
17,463,294	Series 2018-B4, 0.61%, 07/15/2051(2)(4)	166,912
7,036,687	Series 2018-B1, 0.65%, 01/15/2051(2)(4)	56,280
12,391,107	Series 2023-B39, 0.72%, 07/15/2056(2)(4)	412,977
7,281,106	Series 2019-B10, 1.38%, 03/15/2062(2)(4)	211,218
4,219,233	Series 2023-B40, 1.43%, 12/15/2056(2)(4)	210,871
3,578,686	Series 2020-B22, 1.60%, 01/15/2054(2)(4)	198,504
1,418,847	Series 2020-B18, 1.87%, 07/15/2053(2)(4)	71,356
2,053,000	Series 2019-B15, 2.93%, 12/15/2072	1,916,051
2,200,000	Series 2018-B2, 3.88%, 02/15/2051(2)	2,170,972
1,640,000	Series 2026-V20, 5.44%, 02/15/2059	1,662,685
845,000	Series 2026-V20, 5.69%, 02/15/2059(2)	852,948
9,741,474	BMO Mortgage Trust Series 2024-C9, 1.08%, 07/15/2057(2)(4)	582,065
4,200,000	BOCA Commercial Mortgage Trust Series 2025-BOCA, 5.55%, 12/15/2042, 1 mo. USD Term SOFR + 1.90%(1)(2)	4,215,671
2,485,000	BOS Trust Series 2026-LYRK, 5.64%, 05/11/2041(1)(2)	2,470,121
	BPR Trust
870,000	Series 2024-PMDW, 5.85%, 11/05/2041(1)(2)	886,629
3,055,000	Series 2023-BRK2, 7.89%, 10/05/2038(1)(2)	3,161,287

68

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.8% - (continued)
	Commercial Mortgage-Backed Securities - 6.4% - (continued)
	BX Commercial Mortgage Trust
$ 3,705,000	Series 2026-LP3, 5.20%, 04/15/2043, 1 mo. USD Term SOFR + 1.55%(1)(2)	$3,713,105
6,650,000	Series 2026-ALOHA, 5.25%, 04/15/2043, 1 mo. USD Term SOFR + 1.55%(1)(2)	6,650,000
2,710,000	Series 2026-CSMO, 5.35%, 02/15/2043, 1 mo. USD Term SOFR + 1.70%(1)(2)	2,714,038
	BX Trust
1,295,000	Series 2026-CART, 5.00%, 02/15/2036, 1 mo. USD Term SOFR + 1.35%(1)(2)	1,286,426
955,000	Series 2026-RISE, 5.12%, 04/15/2041, 1 mo. USD Term SOFR + 1.45%(1)(2)	955,298
1,430,000	Series 2025-ARIA, 5.35%, 12/13/2042(1)(2)	1,432,678
1,670,000	Series 2025-GW, 5.51%, 07/15/2042, 1 mo. USD Term SOFR + 1.85%(1)(2)	1,671,044
	BXMT Ltd.
1,205,000	Series 2026-FL6, 5.11%, 08/19/2043, 1 mo. USD Term SOFR + 1.45%(1)(2)	1,204,995
835,000	Series 2026-FL6, 5.41%, 08/19/2043, 1 mo. USD Term SOFR + 1.75%(1)(2)	836,815
5,032,000	CD Mortgage Trust Series 2017-CD3, 3.63%, 02/10/2050	4,936,014
766,000	Citigroup Commercial Mortgage Trust Series 2016-C3, 4.11%, 11/15/2049(2)	686,165
	Commercial Mortgage Trust
389,000	Series 2022-HC, 2.82%, 01/10/2039(1)	378,746
395,000	Series 2022-HC, 4.08%, 01/10/2039(1)(2)	378,085
1,206,000	Series 2024-CBM, 6.51%, 12/10/2041(1)(2)	1,221,295
	DBJPM Mortgage Trust
3,051,922	Series 2020-C9, 1.70%, 09/15/2053(2)(4)	119,198
2,430,276	Series 2016-C3, 2.89%, 08/10/2049	2,422,985
	DC Trust
645,000	Series 2024-HLTN, 5.93%, 04/13/2040(1)(2)	648,049
320,000	Series 2024-HLTN, 7.29%, 04/13/2040(1)(2)	317,342
	Extended Stay America Trust
5,397,203	Series 2026-ESH2, 5.05%, 02/15/2043, 1 mo. USD Term SOFR + 1.40%(1)(2)	5,410,696
447,857	Series 2025-ESH, 5.25%, 10/15/2042, 1 mo. USD Term SOFR + 1.60%(1)(2)	448,970
987,293	Series 2026-ESH2, 6.55%, 02/15/2043, 1 mo. USD Term SOFR + 2.90%(1)(2)	990,996
4,350,000	FS Commercial Mortgage Trust Series 2023-4SZN, 7.80%, 11/10/2039(1)(2)	4,393,308
3,290,000	GS Mortgage Securities Corp. II Series 2024-70P, 5.89%, 03/10/2041(1)(2)	3,282,225
	GS Mortgage Securities Trust
6,119,578	Series 2020-GC45, 0.73%, 02/13/2053(2)(4)	112,588
717,863	Series 2016-GS2, 3.05%, 05/10/2049	716,788
2,440,000	Series 2017-GS7, 3.43%, 08/10/2050	2,410,331
710,000	GS REFT Issuer Ltd. Series 2026-FL1, 5.31%, 04/19/2043, 1 mo. USD Term SOFR + 1.65%(1)(2)	710,441
686,535	HIH Trust Series 2024-61P, 6.00%, 10/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	687,178
	HTL Commercial Mortgage Trust
910,000	Series 2024-T53, 6.77%, 05/10/2039(1)(2)	917,490
500,000	Series 2024-T53, 7.32%, 05/10/2039(1)(2)	505,401
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.8% - (continued)
	Commercial Mortgage-Backed Securities - 6.4% - (continued)
	INT Commercial Mortgage Trust
$ 1,050,000	Series 2025-PLAZA, 5.04%, 11/05/2037(1)(2)	$1,048,943
200,000	Series 2025-PLAZA, 5.34%, 11/05/2037(1)(2)	200,353
	JP Morgan Chase Commercial Mortgage Securities Trust
415,000	Series 2020-NNN, 2.81%, 01/16/2037(1)	373,504
300,000	Series 2024-OMNI, 5.99%, 10/05/2039(1)(2)	300,494
2,050,000	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, 3.72%, 03/15/2050	2,039,748
270,000	JW Commercial Mortgage Trust Series 2026-MRCO, 5.35%, 06/15/2039, 1 mo. USD Term SOFR + 1.70%(1)(2)	269,459
4,705,000	KRE Commercial Mortgage Trust Series 2026-ICNA, 5.50%, 05/15/2043, 1 mo. USD Term SOFR + 1.85%(1)(2)	4,716,763
1,430,000	LBTY Commercial Mortgage Trust Series 2026-225L, 5.05%, 02/10/2043(1)(2)	1,411,743
2,675,000	LEX Trust Series 2026-450, 5.35%, 03/15/2043, 1 mo. USD Term SOFR + 1.70%(1)(2)	2,668,331
2,740,000	MAD Commercial Mortgage Trust Series 2025-11MD, 5.26%, 10/15/2042(1)(2)	2,736,015
1,300,000	MF1 Ltd. Series 2022-FL8, 5.41%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(2)	1,298,002
	Morgan Stanley Capital I Trust
3,457,702	Series 2017-H1, 1.44%, 06/15/2050(2)(4)	33,254
2,460,000	Series 2014-150E, 3.91%, 09/09/2032(1)	2,313,283
1,350,000	Series 2021-230P, 5.22%, 12/15/2038, 1 mo. USD Term SOFR + 1.56%(1)(2)	1,269,000
1,924,936	MSWF Commercial Mortgage Trust Series 2023-2, 1.15%, 12/15/2056(2)(4)	102,596
	MTN Commercial Mortgage Trust
445,000	Series 2026-LPFX, 5.46%, 05/15/2043(1)(2)	445,261
300,000	Series 2026-LPFX, 5.76%, 05/15/2043(1)(2)	300,176
839,000	Natixis Commercial Mortgage Securities Trust Series 2018-SOX, 4.93%, 06/17/2038(1)(2)	812,715
340,000	NRTH Commercial Mortgage Trust Series 2025-PARK, 5.30%, 10/15/2040, 1 mo. USD Term SOFR + 1.64%(1)(2)	339,364
	NYC Commercial Mortgage Trust
610,000	Series 2026-1PARK, 4.91%, 02/15/2043, 1 mo. USD Term SOFR + 1.25%(1)(2)	609,428
260,000	Series 2026-1PARK, 5.16%, 02/15/2043, 1 mo. USD Term SOFR + 1.50%(1)(2)	259,999
2,455,000	Series 2025-300P, 5.18%, 07/13/2042(1)(2)	2,446,476
3,560,000	Series 2025-3BP, 5.35%, 02/15/2042, 1 mo. USD Term SOFR + 1.69%(1)(2)	3,553,325
3,165,000	RFR Trust Series 2025-SGRM, 5.86%, 03/11/2041(1)(2)	3,190,003
1,920,000	SHOPS Commercial Mortgage Trust Series 2026-CSTL, 4.97%, 05/15/2039(1)(2)	1,920,000
5,550,000	SHR Trust Series 2024-LXRY, 6.10%, 10/15/2041, 1 mo. USD Term SOFR + 2.45%(1)(2)	5,548,266

69

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.8% - (continued)
	Commercial Mortgage-Backed Securities - 6.4% - (continued)
$ 975,000	SPGN Trust Series 2026-TFLM, 5.05%, 02/15/2041, 1 mo. USD Term SOFR + 1.40%(1)(2)	$971,039
630,000	TEXAS Commercial Mortgage Trust Series 2025-TWR, 5.25%, 04/15/2042, 1 mo. USD Term SOFR + 1.59%(1)(2)	627,638
	Wells Fargo Commercial Mortgage Trust
13,128,536	Series 2024-C63, 1.21%, 08/15/2057(2)(4)	886,969
525,000	Series 2026-1250B, 5.14%, 03/10/2041(1)(2)	519,230
	Wells Fargo NA
11,198,561	Series 2022-BNK39, 0.52%, 02/15/2055(2)(4)	230,088
5,598,921	Series 2019-BN22, 0.69%, 11/15/2062(2)(4)	100,493
13,755,464	Series 2019-BN24, 0.75%, 11/15/2062(2)(4)	279,532
14,845,005	Series 2018-BN10, 0.83%, 02/15/2061(2)(4)	141,501
5,610,154	Series 2017-BNK8, 0.84%, 11/15/2050(2)(4)	39,584
2,875,351	Series 2017-BNK9, 0.85%, 11/15/2054(2)(4)	25,295
10,364,275	Series 2020-BN25, 0.98%, 01/15/2063(2)(4)	265,176
3,368,758	Series 2019-BN18, 1.02%, 05/15/2062(2)(4)	79,555
9,816,339	Series 2024-BNK47, 1.04%, 06/15/2057(2)(4)	514,446
2,540,548	Series 2023-5YR4, 1.26%, 12/15/2056(2)(4)	53,739
7,985,781	Series 2023-BNK45, 1.28%, 02/15/2056(2)(4)	427,288
12,127,807	Series 2024-BNK48, 1.35%, 10/15/2057(2)(4)	927,860
7,015,684	Series 2020-BN28, 1.87%, 03/15/2063(2)(4)	435,129
1,790,000	Series 2017-BNK7, 3.44%, 09/15/2060	1,765,151
1,440,000	Series 2019-BN18, 3.58%, 05/15/2062	1,387,591
2,994,000	Series 2026-5YR20, 5.54%, 02/15/2059	3,009,311
2,140,000	WHARF Commercial Mortgage Trust Series 2025-DC, 5.53%, 07/15/2040(1)(2)	2,177,643
		143,276,584
	Other Asset-Backed Securities - 5.5%
35,651	AASET Trust Series 2020-1A, 3.35%, 01/16/2040(1)	35,410
1,420,000	Aligned Data Centers Issuer LLC Series 2023-1A, 6.00%, 08/17/2048(1)	1,423,602
	AMSR Trust
3,559,889	Series 2021-SFR4, 2.12%, 12/17/2038(1)	3,508,522
1,405,000	Series 2024-SFR2, 4.15%, 11/17/2041(1)	1,370,725
505,000	Amur Equipment Finance Receivables XIII LLC Series 2024-1A, 5.37%, 01/21/2031(1)	511,804
2,795,000	Ares XLIII CLO Ltd. Series 2017-43A, 5.37%, 01/15/2038, 3 mo. USD Term SOFR + 1.70%(1)(2)	2,804,953
1,181,886	Auxilior Term Funding LLC Series 2024-1A, 5.49%, 07/15/2031(1)	1,195,874
	Bain Capital Credit CLO Ltd.
1,875,000	Series 2020-2A, 5.08%, 07/19/2034, 3 mo. USD Term SOFR + 1.40%(1)(2)	1,874,970
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.8% - (continued)
	Other Asset-Backed Securities - 5.5% - (continued)
$ 2,235,000	Series 2022-5A, 5.42%, 01/24/2037, 3 mo. USD Term SOFR + 1.75%(1)(2)	$2,219,397
1,300,000	Benefit Street Partners CLO XXXI Ltd. Series 2023-31A, 5.42%, 04/25/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	1,305,156
400,000	Blue Owl Asset Leasing Trust LLC Series 2024-1A, 5.41%, 03/15/2030(1)	402,950
3,730,000	CBAM Ltd. Series 2017-2A, 5.79%, 07/17/2034, 3 mo. USD Term SOFR + 2.11%(1)(2)	3,735,599
	CF Hippolyta Issuer LLC
248,985	Series 2021-1A, 1.53%, 03/15/2061(1)	201,023
584,770	Series 2020-1, 1.69%, 07/15/2060(1)	486,740
193,202	Series 2021-1A, 1.98%, 03/15/2061(1)	115,549
810,659	Series 2020-1, 1.99%, 07/15/2060(1)	662,082
375,748	Series 2022-1A, 5.97%, 08/15/2062(1)	373,447
	Commercial Equipment Finance LLC
2,532,546	Series 2025-1A, 4.83%, 05/15/2031(1)	2,538,766
460,373	Series 2024-1A, 5.97%, 07/16/2029(1)	462,697
5,110,000	CTM CLO Ltd. Series 2025-1A, 5.17%, 07/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	5,125,110
	Domino's Pizza Master Issuer LLC
4,554,218	Series 2021-1A, 2.66%, 04/25/2051(1)	4,317,967
3,628,398	Series 2021-1A, 3.15%, 04/25/2051(1)	3,289,031
667,200	Series 2019-1A, 3.67%, 10/25/2049(1)	640,471
1,215,000	Elmwood CLO 23 Ltd. Series 2023-2A, 5.43%, 04/16/2036, 3 mo. USD Term SOFR + 1.75%(1)(2)	1,216,091
4,000,000	Elmwood CLO I Ltd. Series 2019-1A, 5.28%, 04/20/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	3,956,872
	FirstKey Homes Trust
1,762,100	Series 2021-SFR2, 1.38%, 09/17/2038(1)	1,741,131
1,437,997	Series 2021-SFR3, 2.14%, 12/17/2038(1)	1,415,919
645,481	Series 2022-SFR1, 4.15%, 05/19/2039(1)	641,621
450,000	GreatAmerica Leasing Receivables Funding LLC Series 2024-1, 5.18%, 12/16/2030(1)	455,267
	GreenSky Home Improvement Issuer Trust
260,000	Series 2025-2A, 5.02%, 06/25/2060(1)	262,160
815,000	Series 2025-2A, 5.07%, 06/25/2060(1)	812,541
2,445,000	Home Re Ltd. Series 2026-1, 5.80%, 01/25/2036, 30 day USD SOFR Average + 2.15%(1)(2)	2,449,998
2,140,000	Jersey Mike's Funding LLC Series 2026-1A, 4.95%, 02/15/2056(1)	2,125,039
1,890,000	Magnetite XXXI Ltd. Series 2021-31A, 5.22%, 07/15/2034, 3 mo. USD Term SOFR + 1.55%(1)(2)	1,884,882
2,798,179	MAPS Trust Series 2026-1A, 5.20%, 01/15/2051(1)	2,755,551
	NMEF Funding LLC
372,408	Series 2025-B, 4.64%, 01/18/2033(1)	373,341
1,595,000	Series 2025-B, 4.73%, 01/18/2033(1)	1,596,218
650,000	Palmer Square Loan Funding Ltd. Series 2024-3A, 5.11%, 08/08/2032, 3 mo. USD Term SOFR + 1.45%(1)(2)	649,085
	Progress Residential Trust
2,696,282	Series 2025-SFR1, 3.40%, 02/17/2042(1)	2,559,787
2,320,000	Series 2026-SFR1, 4.00%, 02/17/2043(1)	2,190,992
1,716,651	Series 2022-SFR4, 4.44%, 05/17/2041(1)	1,692,575
425,205	Series 2022-SFR5, 4.45%, 06/17/2039(1)	423,239

70

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.8% - (continued)
	Other Asset-Backed Securities - 5.5% - (continued)
$ 735,519	Series 2022-SFR7, 4.75%, 10/27/2039(1)	$733,995
3,875,000	Rad CLO 12 Ltd. Series 2021-12A, 4.98%, 07/30/2040, 3 mo. USD Term SOFR + 1.32%(1)(2)	3,882,940
	Retained Vantage Data Centers Issuer LLC
2,350,000	Series 2024-1A, 4.99%, 09/15/2049(1)	2,305,468
2,610,000	Series 2023-1A, 5.00%, 09/15/2048(1)	2,599,764
2,950,000	RR 23 Ltd. Series 2022-23A, 5.32%, 07/15/2037, 3 mo. USD Term SOFR + 1.65%(1)(2)	2,955,475
1,185,000	RR 26 Ltd. Series 2023-26A, 5.17%, 04/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	1,184,941
	Stack Infrastructure Issuer LLC
1,480,000	Series 2023-2A, 5.90%, 07/25/2048(1)	1,482,777
855,000	Series 2024-1A, 5.90%, 03/25/2049(1)	860,865
1,163,341	Stream Innovations Issuer Trust Series 2025-1A, 5.05%, 09/15/2045(1)	1,164,250
759,812	Sunnova Hestia II Issuer LLC Series 2024-GRID1, 5.63%, 07/20/2051(1)	737,525
1,135,000	Symphony CLO 52 Ltd. Series 2025-52A, 5.52%, 01/20/2036, 3 mo. USD Term SOFR + 1.85%(1)(2)	1,135,048
	Taco Bell Funding LLC
1,675,163	Series 2021-1A, 2.54%, 08/25/2051(1)	1,455,206
1,733,550	Series 2018-1A, 4.94%, 11/25/2048(1)	1,727,386
1,445,000	Texas Debt Capital CLO Ltd. Series 2023-1A, 5.33%, 07/20/2038, 3 mo. USD Term SOFR + 1.65%(1)(2)	1,448,738
	Tricon Residential Trust
2,070,330	Series 2024-SFR4, 4.30%, 11/17/2041(1)	2,033,716
2,030,479	Series 2025-SFR1, 4.75%, 03/17/2042, 1 mo. USD Term SOFR + 1.10%(1)(2)	2,026,672
637,980	Series 2024-SFR2, 4.75%, 06/17/2040(1)	635,405
2,823,117	Series 2026-SFR1, 4.76%, 02/17/2043, 1 mo. USD Term SOFR + 1.10%(1)(2)	2,823,600
764,936	Series 2026-SFR1, 5.01%, 02/17/2043, 1 mo. USD Term SOFR + 1.35%(1)(2)	764,241
2,020,000	Vantage Data Centers Issuer LLC Series 2024-1A, 5.10%, 09/15/2054(1)	1,984,998
1,890,000	Vantage Data Centers LLC Series 2020-2A, 1.99%, 09/15/2045(1)	1,810,126
1,865,000	VB-S1 Issuer LLC Series 2024-1A, 5.59%, 05/15/2054(1)	1,878,225
2,270,000	Venture 42 CLO Ltd. Series 2021-42A, 5.06%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(2)	2,270,520
	Wendy's Funding LLC
2,055,430	Series 2021-1A, 2.37%, 06/15/2051(1)	1,901,045
3,166,081	Series 2021-1A, 2.78%, 06/15/2051(1)	2,796,071
1,042,850	Series 2018-1A, 3.88%, 03/15/2048(1)	1,020,684
2,608,375	Series 2022-1A, 4.24%, 03/15/2052(1)	2,537,651
745,746	Series 2022-1A, 4.54%, 03/15/2052(1)	705,974
	Wingstop Funding LLC
2,758,000	Series 2020-1A, 2.84%, 12/05/2050(1)	2,673,691
960,000	Series 2024-1A, 5.86%, 12/05/2054(1)	973,971
2,660,000	Zayo Issuer LLC Series 2025-1A, 5.65%, 03/20/2055(1)	2,682,791
		122,997,913
	Whole Loan Collateral CMO - 7.4%
250,218	A&D Mortgage Trust Series 2026-NQM1, 5.11%, 02/25/2071(1)(3)	247,792
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.8% - (continued)
	Whole Loan Collateral CMO - 7.4% - (continued)
$ 197,528	Ajax Mortgage Loan Trust Series 2021-C, 6.12%, 01/25/2061(1)(3)	$197,691
	Angel Oak Mortgage Trust
318,201	Series 2021-1, 0.91%, 01/25/2066(1)(2)	281,661
839,442	Series 2021-5, 0.95%, 07/25/2066(1)(2)	723,380
128,282	Series 2020-R1, 0.99%, 04/25/2053(1)(2)	123,988
327,626	Series 2021-2, 0.99%, 04/25/2066(1)(2)	286,406
2,083,723	Series 2021-3, 1.07%, 05/25/2066(1)(2)	1,809,690
357,659	Series 2021-4, 1.24%, 01/20/2065(1)(2)	304,411
1,683,105	Series 2021-6, 1.46%, 09/25/2066(1)(2)	1,421,469
636,210	Series 2021-8, 1.82%, 11/25/2066(1)(2)	572,429
	BINOM Mortgage Loan Trust
1,967,000	Series 2026-NQM1, 5.06%, 02/25/2066(1)(2)	1,965,331
380,000	Series 2026-NQM1, 5.31%, 02/25/2066(1)(3)	379,672
295,000	Series 2026-NQM1, 5.47%, 02/25/2066(1)(3)	294,741
	BINOM Securitization Trust
377,311	Series 2021-INV1, 2.03%, 06/25/2056(1)(2)	346,807
2,092,921	Series 2022-INV1, 4.44%, 08/25/2057(1)(2)	2,031,631
	BRAVO Residential Funding Trust
149,803	Series 2021-NQM1, 0.94%, 02/25/2049(1)(2)	140,733
6,611	Series 2021-NQM2, 0.97%, 03/25/2060(1)(2)	6,471
250,544	Series 2026-NQM1, 5.10%, 12/25/2065(1)(3)	248,680
1,726,994	CHNGE Mortgage Trust Series 2022-2, 4.76%, 03/25/2067(1)(2)	1,695,310
	COLT Mortgage Loan Trust
142,970	Series 2021-2R, 0.80%, 07/27/2054(1)	129,499
513,615	Series 2021-1, 0.91%, 06/25/2066(1)(2)	447,423
3,629,591	Series 2021-3, 0.96%, 09/27/2066(1)(2)	3,040,731
668,043	Series 2021-2, 1.34%, 08/25/2066(1)(2)	570,804
2,983,502	Series 2021-4, 1.40%, 10/25/2066(1)(2)	2,557,204
1,644,988	Series 2022-1, 2.28%, 12/27/2066(1)(2)	1,511,873
1,747,608	Series 2026-1, 4.76%, 02/25/2071(1)(2)	1,735,251
447,474	Series 2026-1, 4.96%, 02/25/2071(1)(3)	443,233
498,614	Series 2026-1, 5.11%, 02/25/2071(1)(3)	493,806
	CSMC Trust
374,973	Series 2021-AFC1, 0.83%, 03/25/2056(1)(2)	311,381
551,553	Series 2021-NQM5, 0.94%, 05/25/2066(1)(2)	455,618
844,583	Series 2021-NQM4, 1.10%, 05/25/2066(1)(2)	737,427
705,116	Series 2021-NQM8, 2.84%, 10/25/2066(1)(2)	646,063
2,136,990	Series 2022-NQM1, 3.27%, 11/25/2066(1)(2)	1,936,332
363,390	Series 2021-RPL4, 4.15%, 12/27/2060(1)(2)	360,325
226,910	Deephaven Residential Mortgage Trust Series 2021-2, 0.90%, 04/25/2066(1)(2)	202,452
	Ellington Financial Mortgage Trust
85,485	Series 2021-1, 0.80%, 02/25/2066(1)(2)	74,666
245,748	Series 2021-2, 0.93%, 06/25/2066(1)(2)	207,970
1,901,931	Series 2022-1, 2.21%, 01/25/2067(1)(2)	1,685,527
1,339,613	Series 2025-INV5, 5.38%, 12/25/2070(1)(3)	1,335,986

71

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.8% - (continued)
	Whole Loan Collateral CMO - 7.4% - (continued)
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
$ 522,175	Series 2020-1, 2.50%, 08/25/2059	$439,063
202,249	Series 2018-3, 3.50%, 08/25/2057(2)	196,866
425,785	Series 2018-2, 3.50%, 11/25/2057	406,556
1,144,597	Series 2019-1, 3.50%, 07/25/2058	1,082,136
228,455	Series 2019-2, 3.50%, 08/25/2058	214,925
181,748	Series 2019-2, 3.50%, 08/26/2058	175,105
1,535,190	Series 2019-3, 3.50%, 10/25/2058	1,423,307
	Federal National Mortgage Association Connecticut Avenue Securities Trust
3,700,000	Series 2026-R01, 5.00%, 01/25/2046, 30 day USD SOFR Average + 1.35%(1)(2)	3,693,353
1,940,000	Series 2026-R03, 5.19%, 04/25/2046, 30 day USD SOFR Average + 1.55%(1)(2)	1,943,638
430,000	Series 2024-R01, 5.45%, 01/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	432,952
46,434	Series 2018-C02, 5.96%, 08/25/2030, 30 day USD SOFR Average + 2.31%(2)	47,016
555,800	Series 2021-R01, 6.75%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	561,216
1,309,000	Series 2022-R01, 6.80%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(2)	1,325,179
3,885,000	Series 2022-R02, 8.15%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	3,973,617
1,395,000	Series 2022-R04, 8.90%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	1,443,825
1,545,000	Series 2022-R03, 9.90%, 03/25/2042, 30 day USD SOFR Average + 6.25%(1)(2)	1,613,073
	GCAT Trust
388,958	Series 2021-NQM1, 0.87%, 01/25/2066(1)(2)	345,322
612,759	Series 2021-NQM3, 1.09%, 05/25/2066(1)(2)	538,834
1,004,083	Series 2021-NQM4, 1.09%, 08/25/2066(1)(2)	849,073
413,394	Series 2021-NQM7, 1.92%, 08/25/2066(1)(2)	384,808
6,431,490	Series 2026-NQM1, 5.19%, 12/25/2070(1)(3)	6,378,100
	GS Mortgage-Backed Securities Trust
1,375,899	Series 2026-NQM1, 4.87%, 03/25/2066(1)(2)	1,367,941
425,105	Series 2026-NQM1, 5.23%, 03/25/2066(1)(3)	423,383
	Imperial Fund Mortgage Trust
509,762	Series 2021-NQM2, 1.07%, 09/25/2056(1)(2)	427,790
2,052,943	Series 2022-NQM2, 4.64%, 03/25/2067(1)(3)	1,957,199
835,000	JP Morgan Mortgage Trust Series 2026-LTV1, 5.42%, 09/25/2056(1)(2)	833,898
	Legacy Mortgage Asset Trust
261,595	Series 2021-GS4, 5.65%, 11/25/2060(1)(3)	258,622
345,384	Series 2021-GS2, 5.75%, 04/25/2061(1)(3)	342,013
501,617	Series 2021-GS3, 5.75%, 07/25/2061(1)(3)	501,723
379,323	MetLife Securitization Trust Series 2018-1A, 3.75%, 03/25/2057(1)(2)	367,638
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.8% - (continued)
	Whole Loan Collateral CMO - 7.4% - (continued)
	MFA Trust
$ 28,551	Series 2020-NQM3, 1.01%, 01/26/2065(1)(2)	$27,459
352,001	Series 2021-NQM2, 1.03%, 11/25/2064(1)(2)	317,097
	Morgan Stanley Residential Mortgage Loan Trust
3,975,390	Series 2025-SPL1, 4.25%, 02/25/2065(1)(2)	3,870,635
2,413,043	Series 2026-DSC1, 4.77%, 01/25/2071(1)(2)	2,392,666
352,279	Series 2026-NQM1, 5.03%, 12/25/2070(1)(3)	349,229
2,995,000	Series 2026-NQM4, 5.08%, 03/25/2071(1)(2)	2,985,281
1,090,468	Series 2026-DSC1, 5.17%, 01/25/2071(1)(3)	1,081,263
1,088,000	Series 2026-NQM4, 5.40%, 03/25/2071(1)(3)	1,084,503
1,700,000	Series 2026-NQM4, 5.55%, 03/25/2071(1)(3)	1,694,553
	New Residential Mortgage Loan Trust
246,933	Series 2021-NQ1R, 0.94%, 07/25/2055(1)(2)	226,531
1,827,110	Series 2021-NQM3, 1.16%, 11/27/2056(1)(2)	1,656,063
290,034	Series 2018-RPL1, 3.50%, 12/25/2057(1)(2)	281,766
243,321	Series 2019-1A, 3.75%, 09/25/2057(1)(2)	229,611
185,717	Series 2017-3A, 4.00%, 04/25/2057(1)(2)	179,340
201,924	Series 2017-6A, 4.00%, 08/27/2057(1)(2)	195,865
73,245	Series 2018-4A, 4.52%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	72,297
1,853,583	Series 2025-NQM7, 5.01%, 10/26/2065(1)(2)	1,846,191
357,410	Series 2026-NQM1, 5.18%, 11/25/2065(1)(3)	353,601
2,197,115	Series 2025-NQM7, 5.37%, 10/26/2065(1)(3)	2,182,457
918,724	NMLT Trust Series 2021-INV1, 1.19%, 05/25/2056(1)(2)	807,471
	OBX Trust
567,186	Series 2021-NQM1, 1.07%, 02/25/2066(1)(2)	505,391
1,321,673	Series 2026-NQM2, 4.82%, 12/01/2065(1)(2)	1,314,453
2,325,165	Series 2026-NQM2, 5.04%, 12/01/2065(1)(3)	2,306,844
1,576,217	Series 2026-NQM2, 5.14%, 12/01/2065(1)(3)	1,561,691
870,000	Series 2026-NQM6, 5.32%, 04/26/2066(1)(3)	867,669
1,659,000	Series 2026-NQM6, 5.42%, 04/26/2066(1)(3)	1,654,539
1,720,671	OLIT Trust Series 2025-HB2, 3.00%, 11/25/2038(1)(2)	1,623,459
	Pretium Mortgage Credit Partners LLC
4,508,469	Series 2025-RPL6, 3.85%, 09/25/2069(1)(3)	4,428,379
3,838,389	Series 2025-RPL1, 4.00%, 07/25/2069(1)(3)	3,740,398
2,682,313	Series 2025-RPL3, 4.15%, 04/25/2065(1)(3)	2,606,543

72

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.8% - (continued)
	Whole Loan Collateral CMO - 7.4% - (continued)
$ 1,440,000	Series 2026-RPL1, 4.15%, 01/25/2070(1)(3)	$1,346,574
5,813,379	Series 2025-NPL11, 5.19%, 10/25/2055(1)(3)	5,817,963
2,256,364	Series 2025-NPL14, 5.27%, 12/25/2055(1)(3)	2,241,577
2,911,376	Series 2025-NPL7, 5.66%, 07/25/2055(1)(3)	2,895,858
2,750,397	Series 2025-NPL8, 5.73%, 08/25/2055(1)(3)	2,757,970
4,529,117	Series 2025-NPL6, 5.74%, 06/25/2055(1)(3)	4,534,869
685,000	Series 2026-NPL3, 6.22%, 02/25/2056(1)(3)	677,649
487,482	Series 2026-NPL1, 6.54%, 01/25/2056(1)(3)	485,095
825,000	Series 2026-NPL2, 6.54%, 02/25/2056(1)(3)	822,158
1,725,000	Series 2025-NPL14, 6.78%, 12/25/2055(1)(3)	1,703,754
	PRPM LLC
3,744,827	Series 2025-RPL2, 3.75%, 04/25/2055(1)(3)	3,649,120
1,701,528	Series 2025-7, 5.50%, 08/25/2030(1)(3)	1,700,740
506,321	Series 2024-6, 5.70%, 11/25/2029(1)(3)	502,956
979,493	Series 2025-5, 5.73%, 07/25/2030(1)(3)	974,810
2,481,806	Series 2025-6, 5.77%, 08/25/2028(1)(3)	2,465,940
1,398,486	Series 2024-7, 5.87%, 11/25/2029(1)(3)	1,386,206
4,387,497	Series 2025-2, 6.47%, 05/25/2030(1)(3)	4,340,867
2,253,000	Series 2026-2, 6.47%, 02/25/2031(1)(3)	2,245,680
	PRPM Trust
591,578	Series 2026-RCF1, 4.85%, 01/25/2056(1)(3)	588,359
405,000	Series 2026-RCF1, 5.21%, 01/25/2056(1)(3)	404,225
461,825	Series 2025-3, 6.26%, 05/25/2030(1)(3)	461,283
231,206	RCO VIII Mortgage LLC Series 2025-3, 6.43%, 05/25/2030(1)(3)	231,047
86,715	Residential Mortgage Loan Trust Series 2021-1R, 0.86%, 01/25/2065(1)(2)	84,423
1,036,476	SG Residential Mortgage Trust Series 2021-1, 1.16%, 07/25/2061(1)(2)	855,093
	Starwood Mortgage Residential Trust
86,227	Series 2021-2, 0.94%, 05/25/2065(1)(2)	82,647
712,122	Series 2021-3, 1.13%, 06/25/2056(1)(2)	619,050
1,053,756	Series 2021-6, 1.92%, 11/25/2066(1)(2)	931,129
	Towd Point Mortgage Trust
498,115	Series 2020-4, 1.75%, 10/25/2060(1)	454,432
489,167	Series 2019-4, 2.90%, 10/25/2059(1)(2)	469,380
1,838,906	Series 2021-R1, 2.92%, 11/30/2060(1)(2)	1,626,101
14,960	Series 2018-5, 3.25%, 07/25/2058(1)(2)	14,864
309,171	TRK Trust Series 2021-INV1, 1.15%, 07/25/2056(1)(2)	279,409
	Verus Securitization Trust
182,257	Series 2021-R2, 0.92%, 02/25/2064(1)(2)	174,131
1,468,343	Series 2021-4, 0.94%, 07/25/2066(1)(2)	1,245,485
3,382,457	Series 2021-5, 1.01%, 09/25/2066(1)(2)	2,918,428
224,078	Series 2021-2, 1.03%, 02/25/2066(1)(2)	205,175
710,528	Series 2021-8, 2.82%, 11/25/2066(1)(2)	650,944
1,486,031	Series 2021-7, 2.83%, 10/25/2066(1)(3)	1,361,635
1,217,319	Series 2022-1, 3.72%, 01/25/2067(1)(3)	1,149,345
2,161,438	Series 2022-5, 3.80%, 04/25/2067(1)(3)	2,122,481
1,071,685	Series 2022-3, 5.13%, 02/25/2067(1)(3)	1,022,963
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.8% - (continued)
	Whole Loan Collateral CMO - 7.4% - (continued)
$ 140,056	VOLT C LLC Series 2021-NPL9, 5.99%, 05/25/2051(1)(3)	$138,712
93,483	VOLT CII LLC Series 2021-NP11, 5.87%, 08/25/2051(1)(3)	93,007
24,464	VOLT XCV LLC Series 2021-NPL4, 6.24%, 03/27/2051(1)(3)	24,364
		167,111,178
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $470,853,704)	$466,352,452
CONVERTIBLE BONDS - 0.0%
	Commercial Banks - 0.0%
EUR 800,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.53%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	$630,736
	Electrical Components & Equipment - 0.0%
100,000	Schneider Electric SE 1.25%, 09/23/2033(5)	125,776
	Total Convertible Bonds (cost $720,511)	$756,512
CORPORATE BONDS - 18.2%
	Advertising - 0.0%
$ 1,000,000	Outfront Media Capital LLC/Outfront Media Capital Corp. 7.38%, 02/15/2031(1)	$1,045,880
	Aerospace & Defense - 0.2%
	Boeing Co.
427,000	2.95%, 02/01/2030	403,539
330,000	3.20%, 03/01/2029	318,517
20,000	3.50%, 03/01/2039	16,141
35,000	3.63%, 03/01/2048	24,507
20,000	3.65%, 03/01/2047	14,133
85,000	3.85%, 11/01/2048	61,357
10,000	3.90%, 05/01/2049	7,348
2,395,000	5.15%, 05/01/2030	2,433,734
277,000	5.71%, 05/01/2040	279,683
10,000	5.88%, 02/15/2040	10,130
55,000	5.93%, 05/01/2060	53,251
390,000	6.39%, 05/01/2031	416,520
45,000	Hexcel Corp. 4.90%, 05/15/2031	45,024
		4,083,884
	Agriculture - 0.3%
	BAT Capital Corp.
191,000	2.73%, 03/25/2031	174,723
26,700	3.56%, 08/15/2027	26,419
425,000	5.83%, 02/20/2031	444,632
25,000	6.00%, 02/20/2034	26,451
EUR 220,000	BAT International Finance PLC 4.13%, 04/12/2032(5)	261,334
235,000	Imperial Brands Finance Netherlands BV 5.25%, 02/15/2031(5)	293,008
	Philip Morris International, Inc.
265,000	3.25%, 06/06/2032	304,030
$ 1,145,000	4.38%, 11/01/2027	1,147,615
220,000	4.38%, 04/30/2030	218,962
1,040,000	4.75%, 11/01/2031	1,046,198
320,000	4.90%, 11/01/2034	317,936
1,075,000	5.13%, 02/15/2030	1,097,892
1,579,000	5.13%, 02/13/2031	1,614,879
125,000	5.38%, 02/15/2033	128,562

73

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Agriculture - 0.3% - (continued)
$ 361,000	5.63%, 09/07/2033	$377,041
150,000	Turning Point Brands, Inc. 7.63%, 03/15/2032(1)	154,539
		7,634,221
	Airlines - 0.0%
350,000	American Airlines Pass-Through Trust 5.25%, 05/10/2040	349,563
600,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	558,821
		908,384
	Auto Manufacturers - 0.0%
350,000	Hyundai Capital America 4.75%, 04/06/2029(1)	350,538
EUR 300,000	Volkswagen Financial Services AG 3.63%, 05/19/2029(5)	352,264
		702,802
	Auto Parts & Equipment - 0.1%
$ 900,000	American Axle & Manufacturing, Inc. 6.38%, 10/15/2032(1)	898,392
EUR 1,130,000	Clarios Global LP/Clarios U.S. Finance Co. 4.75%, 06/15/2031(5)	1,324,578
		2,222,970
	Beverages - 0.3%
	Bacardi Ltd./Bacardi-Martini BV
$ 172,000	5.25%, 01/15/2029(1)	173,743
535,000	5.40%, 06/15/2033(1)	530,228
	Keurig Dr. Pepper, Inc.
1,962,000	2.25%, 03/15/2031	1,739,748
215,000	3.20%, 05/01/2030	202,302
700,000	3.95%, 04/15/2029	687,487
995,000	4.05%, 04/15/2032	944,492
65,000	5.09%, 05/25/2048	56,177
885,000	5.20%, 03/15/2031	895,923
901,000	5.30%, 03/15/2034	898,172
EUR 298,000	Maple Parent Holdings Corp. 3.50%, 03/26/2028(1)	349,546
		6,477,818
	Chemicals - 0.2%
	Celanese U.S. Holdings LLC
$ 500,000	6.50%, 04/15/2030(6)	511,462
75,000	7.00%, 02/15/2031	78,037
250,000	7.38%, 02/15/2034(6)	261,746
EUR 1,000,000	Itelyum Regeneration SpA 5.75%, 04/15/2030(5)	1,182,054
$ 215,000	OCP SA 6.74%, 04/22/2031, (6.74% fixed rate until 04/22/2031; 5 yr. USD CMT + 2.75% thereafter)(1)(2)(7)	214,068
	Olympus Water U.S. Holding Corp.
EUR 150,000	3.88%, 10/01/2028(5)	172,698
$ 1,310,000	6.25%, 10/01/2029(1)(6)	1,280,439
700,000	Tronox, Inc. 4.63%, 03/15/2029(1)(6)	585,806
		4,286,310
	Commercial Banks - 2.8%
EUR 200,000	AIB Group PLC 6.00%, 07/14/2031, (6.00% fixed rate until 07/14/2031; 5 yr. EURIBOR ICE Swap + 3.71% thereafter)(2)(5)(7)	238,526
100,000	AL Sydbank 3.63%, 03/05/2030, (3.63% fixed rate until 03/05/2029; 3 mo. EURIBOR + 1.45% thereafter)(2)	117,440
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Commercial Banks - 2.8% - (continued)
EUR 200,000	Banco de Credito Social Cooperativo SA 4.25%, 10/13/2037, (4.25% fixed rate until 07/13/2032; 1 yr. EURIBOR ICE Swap + 1.75% thereafter)(2)(5)	$230,407
	Banco Santander SA
400,000	4.88%, 10/18/2031(5)	497,812
$ 600,000	5.44%, 04/15/2036	595,675
	Bank of America Corp.
1,145,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(2)	1,021,422
741,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(2)	656,970
182,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD Term SOFR + 1.25% thereafter)(2)	168,538
150,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.21% thereafter)(2)	133,633
110,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(2)	101,744
477,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(2)	432,830
33,000	2.97%, 02/04/2033, (2.97% fixed rate until 02/04/2032; 6 mo. USD SOFR + 1.33% thereafter)(2)	29,900
180,000	4.57%, 04/27/2033, (4.57% fixed rate until 04/27/2032; 6 mo. USD SOFR + 1.83% thereafter)(2)	177,136
15,000	4.62%, 05/09/2029, (4.62% fixed rate until 05/09/2028; 6 mo. USD SOFR + 1.11% thereafter)(2)	15,037
50,000	5.05%, 02/06/2037, (5.05% fixed rate until 02/06/2036; 6 mo. USD SOFR + 1.13% thereafter)(2)	49,226
4,000	5.16%, 01/24/2031, (5.16% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.00% thereafter)(2)	4,074
50,000	5.29%, 04/25/2034, (5.29% fixed rate until 04/25/2033; 6 mo. USD SOFR + 1.91% thereafter)(2)	50,774
EUR 300,000	BAWAG Group AG 4.13%, 05/07/2035, (4.13% fixed rate until 02/07/2030; 5 yr. EURIBOR ICE Swap + 1.90% thereafter)(2)(5)	348,570
$ 300,000	BPCE SA 4.76%, 01/13/2032, (4.76% fixed rate until 01/13/2031; 6 mo. USD SOFR + 1.27% thereafter)(1)(2)	296,683
	CaixaBank SA
EUR 100,000	4.00%, 03/05/2037, (4.00% fixed rate until 09/05/2031; 5 yr. EURIBOR ICE Swap + 1.75% thereafter)(2)(5)	116,459
200,000	4.25%, 09/06/2030(5)	243,077
$ 1,025,000	4.82%, 04/22/2032, (4.82% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.21% thereafter)(1)(2)	1,018,354
920,000	5.40%, 04/22/2037, (5.40% fixed rate until 04/22/2036; 6 mo. USD SOFR + 1.53% thereafter)(1)(2)	908,872

74

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Commercial Banks - 2.8% - (continued)
	Citigroup, Inc.
$ 175,000	2.52%, 11/03/2032, (2.52% fixed rate until 11/03/2031; 6 mo. USD SOFR + 1.18% thereafter)(2)	$155,104
45,000	2.56%, 05/01/2032, (2.56% fixed rate until 05/01/2031; 6 mo. USD SOFR + 1.17% thereafter)(2)	40,435
75,000	3.06%, 01/25/2033, (3.06% fixed rate until 01/25/2032; 6 mo. USD SOFR + 1.35% thereafter)(2)	67,971
1,395,000	4.50%, 09/11/2031, (4.50% fixed rate until 09/11/2030; 6 mo. USD SOFR + 1.17% thereafter)(2)	1,379,385
50,000	4.91%, 05/24/2033, (4.91% fixed rate until 05/24/2032; 6 mo. USD SOFR + 2.09% thereafter)(2)	49,875
995,000	4.95%, 05/07/2031, (4.95% fixed rate until 05/07/2030; 6 mo. USD SOFR + 1.46% thereafter)(2)	1,001,891
100,000	6.27%, 11/17/2033, (6.27% fixed rate until 11/17/2032; 6 mo. USD SOFR + 2.34% thereafter)(2)	106,897
150,000	7.20%, 05/15/2029, (7.20% fixed rate until 05/15/2029; 5 yr. USD CMT + 2.91% thereafter)(2)(7)	153,030
EUR 500,000	CrediaBank SA 9.38%, 01/31/2031, (9.38% fixed rate until 01/31/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(2)(5)(7)	620,621
200,000	Credit Agricole SA 3.13%, 07/03/2031, (3.13% fixed rate until 07/03/2030; 3 mo. EURIBOR + 0.82% thereafter)(2)(5)	230,413
	Deutsche Bank AG
$ 185,000	5.06%, 04/14/2032, (5.06% fixed rate until 04/14/2031; 6 mo. USD SOFR + 1.41% thereafter)(2)	184,794
EUR 200,000	10.00%, 12/01/2027, (10.00% fixed rate until 12/01/2027; 5 yr. EURIBOR ICE Swap + 6.94% thereafter)(2)(5)(7)	253,085
200,000	Erste Group Bank AG 6.38%, 04/15/2032, (6.38% fixed rate until 04/15/2032; 5 yr. EURIBOR ICE Swap + 4.01% thereafter)(2)(5)(7)	243,419
200,000	Eurobank SA 6.63%, 06/04/2031, (6.63% fixed rate until 06/04/2031; 5 yr. EURIBOR ICE Swap + 4.45% thereafter)(2)(5)(7)	242,216
	Goldman Sachs Group, Inc.
$ 1,416,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 6 mo. USD SOFR + 1.09% thereafter)(2)	1,245,898
50,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(2)	45,000
EUR 303,000	3.51%, 08/17/2033, (3.51% fixed rate until 08/17/2032; 3 mo. EURIBOR + 0.95% thereafter)(2)(5)	348,787
$ 50,000	4.37%, 10/21/2031, (4.37% fixed rate until 10/21/2030; 6 mo. USD SOFR + 1.06% thereafter)(2)	49,050
690,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(2)	689,986
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Commercial Banks - 2.8% - (continued)
$ 317,000	5.02%, 10/23/2035, (5.02% fixed rate until 10/23/2034; 6 mo. USD SOFR + 1.42% thereafter)(2)	$311,889
655,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(2)	662,534
275,000	5.07%, 01/21/2037, (5.07% fixed rate until 01/21/2036; 6 mo. USD SOFR + 1.19% thereafter)(2)	268,850
5,610,000	5.09%, 04/20/2034, (5.09% fixed rate until 04/20/2033; 6 mo. USD SOFR + 1.34% thereafter)(2)	5,596,776
610,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(2)	619,927
550,000	5.33%, 07/23/2035, (5.33% fixed rate until 07/23/2034; 6 mo. USD SOFR + 1.55% thereafter)(2)	552,061
50,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(2)	51,495
266,000	5.85%, 04/25/2035, (5.85% fixed rate until 04/25/2034; 6 mo. USD SOFR + 1.55% thereafter)(2)	276,307
41,000	6.13%, 02/15/2033	44,117
175,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(2)	182,702
90,000	6.56%, 10/24/2034, (6.56% fixed rate until 10/24/2033; 6 mo. USD SOFR + 1.95% thereafter)(2)	97,785
	HSBC Holdings PLC
200,000	2.87%, 11/22/2032, (2.87% fixed rate until 11/22/2031; 3 mo. USD SOFR + 1.410% thereafter)(2)	179,757
EUR 145,000	3.91%, 05/13/2034, (3.91% fixed rate until 05/13/2033; 3 mo. EURIBOR + 1.54% thereafter)(2)(5)	170,089
$ 910,000	4.62%, 11/06/2031, (4.62% fixed rate until 11/06/2030; 6 mo. USD SOFR + 1.19% thereafter)(2)	901,498
1,985,000	4.68%, 03/10/2032, (4.68% fixed rate until 03/10/2031; 6 mo. USD SOFR + 1.21% thereafter)(2)	1,962,235
1,515,000	5.24%, 05/13/2031, (5.24% fixed rate until 05/13/2030; 6 mo. USD SOFR + 1.57% thereafter)(2)	1,537,788
450,000	5.72%, 03/04/2035, (5.72% fixed rate until 03/04/2034; 6 mo. USD SOFR + 1.78% thereafter)(2)	462,535
	Intesa Sanpaolo SpA
EUR 200,000	7.00%, 05/20/2032, (7.00% fixed rate until 05/20/2032; 5 yr. EURIBOR ICE Swap + 4.35% thereafter)(2)(5)(7)	251,619
$ 219,000	8.25%, 11/21/2033, (8.25% fixed rate until 11/21/2032; 1 yr. USD CMT + 4.40% thereafter)(1)(2)	254,230
	JP Morgan Chase & Co.
132,000	1.95%, 02/04/2032, (1.95% fixed rate until 02/04/2031; 6 mo. USD SOFR + 1.07% thereafter)(2)	116,471
5,000	2.07%, 06/01/2029, (2.07% fixed rate until 06/01/2028; 6 mo. USD SOFR + 1.02% thereafter)(2)	4,764

75

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Commercial Banks - 2.8% - (continued)
$ 31,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(2)	$28,663
848,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(2)	754,631
100,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(2)	90,480
EUR 303,000	3.14%, 02/18/2032, (3.14% fixed rate until 02/18/2031; 3 mo. EURIBOR + 0.76% thereafter)(2)(5)	349,130
$ 40,000	3.33%, 04/22/2052, (3.33% fixed rate until 04/22/2051; 6 mo. USD SOFR + 1.58% thereafter)(2)	27,241
1,419,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(2)	1,385,549
758,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(2)	751,908
150,000	4.20%, 07/23/2029, (4.20% fixed rate until 07/23/2028; 3 mo. USD Term SOFR + 1.52% thereafter)(2)	149,066
1,135,000	4.26%, 10/22/2031, (4.26% fixed rate until 10/22/2030; 6 mo. USD SOFR + 0.93% thereafter)(2)	1,116,611
100,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD Term SOFR + 3.79% thereafter)(2)	99,641
1,415,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(2)	1,416,628
400,000	4.57%, 06/14/2030, (4.57% fixed rate until 06/14/2029; 6 mo. USD SOFR + 1.75% thereafter)(2)	400,142
810,000	4.59%, 04/26/2033, (4.59% fixed rate until 04/26/2032; 6 mo. USD SOFR + 1.80% thereafter)(2)	799,470
65,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.08% thereafter)(2)	65,190
658,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(2)	650,606
1,125,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(2)	1,138,868
1,090,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(2)	1,110,484
609,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(2)	619,148
1,111,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(2)	1,126,115
150,000	5.35%, 06/01/2034, (5.35% fixed rate until 06/01/2033; 6 mo. USD SOFR + 1.85% thereafter)(2)	153,107
50,000	5.50%, 01/24/2036, (5.50% fixed rate until 01/24/2035; 6 mo. USD SOFR + 1.32% thereafter)(2)	51,202
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Commercial Banks - 2.8% - (continued)
$ 390,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(2)	$395,648
875,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(2)	899,550
GBP 850,000	Metro Bank Holdings PLC 12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(2)(5)	1,292,108
	Morgan Stanley
$ 375,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(2)	326,404
58,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(2)	50,440
485,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.18% thereafter)(2)	426,726
50,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.20% thereafter)(2)	44,339
1,006,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(2)	935,881
469,000	2.94%, 01/21/2033, (2.94% fixed rate until 01/21/2032; 6 mo. USD SOFR + 1.29% thereafter)(2)	423,092
180,000	3.22%, 04/22/2042, (3.22% fixed rate until 04/22/2041; 6 mo. USD SOFR + 1.49% thereafter)(2)	136,456
EUR 225,000	3.38%, 01/23/2032, (3.38% fixed rate until 01/23/2031; 3 mo. EURIBOR + 0.91% thereafter)(2)	260,916
$ 864,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.12% thereafter)(2)	830,458
2,325,000	4.24%, 01/09/2030, (4.24% fixed rate until 01/09/2029; 6 mo. USD SOFR + 0.80% thereafter)(2)	2,301,289
55,000	4.36%, 10/22/2031, (4.36% fixed rate until 10/22/2030; 6 mo. USD SOFR + 1.07% thereafter)(2)	54,020
10,000	4.38%, 01/22/2047	8,291
981,000	4.71%, 03/12/2032, (4.71% fixed rate until 03/12/2031; 6 mo. USD SOFR + 1.20% thereafter)(2)	973,431
710,000	4.81%, 04/16/2032, (4.81% fixed rate until 04/16/2031; 6 mo. USD SOFR + 1.18% thereafter)(2)	708,262
131,000	5.17%, 01/16/2030, (5.17% fixed rate until 01/16/2029; 6 mo. USD SOFR + 1.45% thereafter)(2)	132,741
768,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(2)	780,732
465,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(2)	473,545
390,000	5.47%, 01/18/2035, (5.47% fixed rate until 01/18/2034; 6 mo. USD SOFR + 1.73% thereafter)(2)	397,394

76

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Commercial Banks - 2.8% - (continued)
$ 45,000	5.60%, 03/24/2051, (5.60% fixed rate until 03/24/2050; 3 mo. USD SOFR + 4.840% thereafter)(2)	$43,564
1,480,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(2)	1,520,293
850,000	5.83%, 04/19/2035, (5.83% fixed rate until 04/19/2034; 6 mo. USD SOFR + 1.58% thereafter)(2)	884,380
132,000	6.34%, 10/18/2033, (6.34% fixed rate until 10/18/2032; 6 mo. USD SOFR + 2.56% thereafter)(2)	141,473
462,000	6.63%, 11/01/2034, (6.63% fixed rate until 11/01/2033; 6 mo. USD SOFR + 2.05% thereafter)(2)	503,383
50,000	7.25%, 04/01/2032	56,708
2,595,000	Morgan Stanley Private Bank NA 4.21%, 02/08/2030, (4.21% fixed rate until 02/08/2029; 6 mo. USD SOFR + 0.76% thereafter)(2)	2,566,531
EUR 490,000	Nykredit Realkredit AS 3.50%, 07/10/2031(5)	570,151
245,000	Piraeus Bank SA 5.00%, 04/16/2030, (5.00% fixed rate until 04/16/2029; 1 yr. EURIBOR ICE Swap + 2.25% thereafter)(2)(5)(6)	297,684
100,000	Societe Generale SA 7.88%, 01/18/2029, (7.88% fixed rate until 01/18/2029; 5 yr. EUR Swap + 5.23% thereafter)(2)(5)(7)	125,688
225,000	UniCredit SpA 3.20%, 09/22/2031, (3.20% fixed rate until 09/22/2030; 3 mo. EURIBOR + 0.90% thereafter)(2)(5)	258,707
	Wells Fargo & Co.
$ 195,000	2.57%, 02/11/2031, (2.57% fixed rate until 02/11/2030; 3 mo. USD Term SOFR + 1.26% thereafter)(2)	180,903
789,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(2)	726,381
50,000	4.53%, 09/15/2029, 3 mo. USD SOFR + 0.88%(2)	50,068
325,000	4.89%, 09/15/2036, (4.89% fixed rate until 09/15/2035; 6 mo. USD SOFR + 1.34% thereafter)(2)	316,605
440,000	5.61%, 04/23/2036, (5.61% fixed rate until 04/23/2035; 6 mo. USD SOFR + 1.74% thereafter)(2)	451,245
149,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(2)	161,466
		62,057,278
	Commercial Services - 0.2%
1,100,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	1,153,759
EUR 595,000	BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(5)	659,915
$ 1,950,000	Element Fleet Management Corp. 4.64%, 11/24/2030(1)	1,935,377
		3,749,051
	Construction Materials - 0.1%
	CP Atlas Buyer, Inc.
850,000	9.75%, 07/15/2030(1)	790,229
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Construction Materials - 0.1% - (continued)
$ 256,668	12.75%, 01/15/2031(1)(8)	$189,955
800,000	JH North America Holdings, Inc. 6.13%, 07/31/2032(1)	801,699
		1,781,883
	Diversified Financial Services - 0.3%
250,000	Citadel Securities Global Holdings LLC 5.13%, 01/27/2032(1)	247,008
1,200,000	CrossCountry Intermediate HoldCo LLC 6.50%, 10/01/2030(1)	1,178,947
	Freedom Mortgage Holdings LLC
600,000	7.88%, 04/01/2033(1)	584,947
500,000	9.25%, 02/01/2029(1)	518,015
675,000	goeasy Ltd. 6.88%, 02/15/2031(1)(6)	560,724
	Synchrony Financial
1,030,000	2.88%, 10/28/2031	905,085
1,256,000	4.95%, 02/25/2032, (4.95% fixed rate until 02/25/2031; 6 mo. USD SOFR + 1.53% thereafter)(2)	1,227,087
1,079,000	5.45%, 03/06/2031, (5.45% fixed rate until 03/06/2030; 6 mo. USD SOFR + 1.68% thereafter)(2)	1,081,933
10,000	5.94%, 08/02/2030, (5.94% fixed rate until 08/02/2029; 6 mo. USD SOFR + 2.13% thereafter)(2)	10,200
1,246,000	6.00%, 07/29/2036, (6.00% fixed rate until 07/29/2035; 6 mo. USD SOFR + 2.07% thereafter)(2)	1,239,679
		7,553,625
	Electric - 2.8%
515,000	AES Andes SA 6.25%, 03/14/2032(1)	533,287
	Alabama Power Co.
545,000	3.45%, 10/01/2049	380,113
273,000	4.15%, 08/15/2044	222,719
135,000	4.30%, 07/15/2048	109,255
310,000	5.85%, 11/15/2033	327,202
24,000	6.00%, 03/01/2039	25,367
100,000	American Electric Power Co., Inc. 5.63%, 03/01/2033	103,429
	Arizona Public Service Co.
300,000	2.20%, 12/15/2031	261,993
320,000	5.70%, 08/15/2034	330,856
	Clearway Energy Operating LLC
750,000	3.75%, 02/15/2031(1)	701,832
500,000	4.75%, 03/15/2028(1)	496,822
100,000	5.75%, 01/15/2034(1)	100,025
389,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	364,440
	Consolidated Edison Co. of New York, Inc.
395,000	3.20%, 12/01/2051	257,403
20,000	3.95%, 03/01/2043	16,130
229,000	3.95%, 04/01/2050	176,866
160,000	4.00%, 11/15/2057	116,201
25,000	4.45%, 03/15/2044	21,364
10,000	4.63%, 12/01/2054	8,243
103,000	5.30%, 03/01/2035	104,869
145,000	5.38%, 05/15/2034	149,002
335,000	5.50%, 03/15/2055	317,512
5,000	5.70%, 06/15/2040	5,094
605,000	5.75%, 11/15/2055	592,304
20,000	5.90%, 11/15/2053	20,016
147,000	6.15%, 11/15/2052	152,947

77

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Electric - 2.8% - (continued)
	Dominion Energy, Inc.
$ 1,900,000	6.00%, 02/15/2056, (6.00% fixed rate until 11/15/2030; 5 yr. USD CMT + 2.26% thereafter)(2)	$1,900,996
340,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(2)	352,281
	Duke Energy Carolinas LLC
180,000	4.25%, 12/15/2041	155,403
305,000	6.45%, 10/15/2032	330,967
	Duke Energy Corp.
1,774,000	2.55%, 06/15/2031	1,602,404
25,000	3.25%, 01/15/2082, (3.25% fixed rate until 01/15/2027; 5 yr. USD CMT + 2.32% thereafter)(2)	24,387
380,000	3.30%, 06/15/2041	286,573
60,000	3.50%, 06/15/2051	40,193
EUR 143,000	3.75%, 04/01/2031	168,402
$ 627,700	3.75%, 09/01/2046	462,376
10,000	3.95%, 08/15/2047	7,466
135,000	4.80%, 12/15/2045	116,039
2,075,000	4.95%, 09/15/2035	2,030,150
110,000	5.00%, 08/15/2052	94,095
25,000	5.45%, 06/15/2034	25,542
110,000	5.70%, 09/15/2055	103,529
52,000	6.10%, 09/15/2053	51,807
2,000	6.45%, 09/01/2054, (6.45% fixed rate until 06/01/2034; 5 yr. USD CMT + 2.59% thereafter)(2)	2,090
	Duke Energy Florida LLC
760,000	1.75%, 06/15/2030	682,061
9,000	2.50%, 12/01/2029	8,445
60,000	3.40%, 10/01/2046	42,804
245,000	4.85%, 12/01/2035(6)	240,572
25,000	5.65%, 04/01/2040	25,399
	Duke Energy Indiana LLC
75,000	2.75%, 04/01/2050	45,374
1,211,000	3.25%, 10/01/2049	815,255
2,000	5.25%, 03/01/2034	2,044
30,000	6.45%, 04/01/2039	32,676
	Duke Energy Ohio, Inc.
15,000	3.70%, 06/15/2046	11,140
105,000	4.30%, 02/01/2049	83,169
5,000	5.30%, 06/15/2035	5,069
	Duke Energy Progress LLC
50,000	2.00%, 08/15/2031	44,140
341,000	3.70%, 10/15/2046	255,124
7,000	4.10%, 03/15/2043	5,765
45,000	4.20%, 08/15/2045	36,556
100,000	5.35%, 03/15/2053	93,135
	Edison International
1,295,000	4.80%, 03/15/2031	1,264,090
105,000	5.00%, 05/05/2028	105,037
129,000	5.25%, 11/15/2028	129,590
379,000	5.25%, 03/15/2032	373,963
1,345,000	6.25%, 03/15/2030	1,390,302
	Eversource Energy
160,000	1.65%, 08/15/2030	140,977
215,000	3.38%, 03/01/2032	197,707
1,525,000	4.45%, 12/15/2030	1,502,675
664,000	5.13%, 05/15/2033	664,882
264,000	5.50%, 01/01/2034	268,799
175,000	5.85%, 04/15/2031	182,519
37,000	5.95%, 02/01/2029	38,261
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Electric - 2.8% - (continued)
	Georgia Power Co.
$ 100,000	3.70%, 01/30/2050	$73,020
598,000	4.30%, 03/15/2042	516,508
70,000	4.55%, 03/15/2030	70,198
222,000	4.75%, 09/01/2040	208,058
675,000	4.85%, 03/15/2031	683,588
8,000	5.13%, 05/15/2052	7,305
EUR 300,000	Iberdrola Finanzas SA 3.50%, 05/16/2035(5)	344,632
$ 335,000	Jersey Central Power & Light Co. 5.10%, 01/15/2035	333,845
174,000	NSTAR Electric Co. 4.85%, 03/01/2030	176,161
	Ohio Edison Co.
30,000	4.95%, 12/15/2029(1)	30,319
305,000	5.50%, 01/15/2033(1)	312,842
	Pacific Gas & Electric Co.
505,500	2.50%, 02/01/2031	454,726
611,000	3.30%, 08/01/2040	457,086
343,000	3.50%, 08/01/2050	226,576
252,413	4.50%, 07/01/2040	217,070
1,000	4.55%, 07/01/2030	989
266,000	4.60%, 06/15/2043	219,126
840,000	4.75%, 02/15/2044	701,884
685,000	5.05%, 10/15/2032	682,936
2,645,000	5.80%, 05/15/2034	2,712,516
1,152,000	5.90%, 06/15/2032	1,196,796
1,471,000	6.15%, 01/15/2033	1,542,033
105,000	6.15%, 03/01/2055	101,941
507,000	6.75%, 01/15/2053	529,382
469,000	6.95%, 03/15/2034	514,095
	PacifiCorp
603,000	3.30%, 03/15/2051	386,537
55,000	4.10%, 02/01/2042	43,770
459,000	4.13%, 01/15/2049	346,142
65,000	5.10%, 04/15/2031	65,691
850,000	5.45%, 04/15/2033	865,972
25,000	5.50%, 05/15/2054	22,600
370,000	5.80%, 04/15/2036	379,781
1,027,000	7.13%, 08/15/2056, (7.13% fixed rate until 05/17/2031; 5 yr. USD CMT + 3.29% thereafter)(2)	1,023,649
480,000	7.38%, 09/15/2055, (7.38% fixed rate until 06/17/2030; 5 yr. USD CMT + 3.32% thereafter)(2)	486,658
3,000	7.70%, 11/15/2031	3,386
945,000	PG&E Corp. 6.85%, 09/15/2056, (6.85% fixed rate until 06/15/2031; 5 yr. USD CMT + 3.23% thereafter)(2)	944,811
	Pinnacle West Capital Corp.
1,198,000	4.90%, 05/15/2028	1,208,378
1,487,000	5.15%, 05/15/2030	1,512,290
	Public Service Co. of Oklahoma
73,000	2.20%, 08/15/2031	64,191
1,720,000	5.20%, 01/15/2035	1,708,123
9,000	5.45%, 01/15/2036	9,063
	Public Service Enterprise Group, Inc.
305,000	5.45%, 04/01/2034	311,678
565,000	6.13%, 10/15/2033	599,710
	Puget Energy, Inc.
251,000	4.10%, 06/15/2030	243,523
1,475,000	5.73%, 03/15/2035	1,483,761
	Southern California Edison Co.
25,000	2.25%, 06/01/2030	22,643
5,000	2.50%, 06/01/2031	4,466
265,000	3.65%, 02/01/2050	181,255

78

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Electric - 2.8% - (continued)
$ 85,000	3.90%, 03/15/2043	$64,388
661,000	4.00%, 04/01/2047	488,016
488,000	4.05%, 03/15/2042	382,553
1,352,000	4.13%, 03/01/2048	1,009,421
70,000	4.50%, 09/01/2040	60,248
449,000	4.65%, 10/01/2043	374,545
1,145,000	5.15%, 06/01/2029	1,158,542
16,000	5.45%, 06/01/2031	16,376
1,094,000	5.45%, 06/01/2052	966,446
5,000	5.50%, 03/15/2040	4,814
816,000	5.70%, 03/01/2053	747,441
5,000	5.75%, 04/01/2035	5,065
230,000	5.88%, 12/01/2053	216,408
226,000	5.90%, 03/01/2055	212,767
	Southern Co.
285,000	4.85%, 03/15/2035	277,319
318,000	5.50%, 03/15/2029	326,960
	Southern Power Co.
45,000	4.25%, 10/01/2030	44,466
670,000	4.90%, 10/01/2035	648,818
10,000	5.15%, 09/15/2041	9,439
	Southwestern Electric Power Co.
440,000	5.20%, 04/01/2036	434,084
670,000	5.90%, 04/01/2056	650,780
480,000	Trans-Allegheny Interstate Line Co. 5.00%, 01/15/2031(1)	486,949
	Virginia Electric & Power Co.
159,000	2.45%, 12/15/2050	89,088
1,273,000	2.95%, 11/15/2051	787,293
65,000	4.63%, 05/15/2052	53,782
349,000	4.90%, 09/15/2035	341,432
3,115,000	4.95%, 03/15/2036	3,036,774
5,000	6.00%, 05/15/2037	5,282
70,000	6.35%, 11/30/2037	75,722
187,000	8.88%, 11/15/2038	244,262
1,440,000	WEC Energy Group, Inc. 4.75%, 01/15/2028	1,448,030
	Xcel Energy, Inc.
150,000	1.75%, 03/15/2027	146,849
55,000	2.35%, 11/15/2031	48,381
640,000	4.75%, 03/21/2028	643,053
19,000	5.45%, 08/15/2033	19,409
715,000	5.60%, 04/15/2035	728,180
25,000	6.50%, 07/01/2036	26,946
1,000,000	XPLR Infrastructure Operating Partners LP 7.25%, 01/15/2029(1)(6)	1,039,933
		63,889,492
	Electronics - 0.1%
1,000,000	Ingram Micro, Inc. 4.75%, 05/15/2029(1)	982,662
EUR 390,000	Tyco Electronics Group SA 3.25%, 01/31/2033	445,406
		1,428,068
	Energy-Alternate Sources - 0.0%
$ 30,000	Arizona Public Service Co. 6.35%, 12/15/2032	32,025
133,000	Duke Energy Florida LLC 5.88%, 11/15/2033	141,079
	Pacific Gas & Electric Co.
896,000	4.30%, 03/15/2045	701,184
215,000	6.70%, 04/01/2053	223,742
		1,098,030
	Entertainment - 0.2%
1,200,000	Cinemark USA, Inc. 7.00%, 08/01/2032(1)	1,240,164
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Entertainment - 0.2% - (continued)
$ 1,100,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	$1,072,513
600,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)	571,055
1,000,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC 8.63%, 01/15/2032(1)	1,016,651
		3,900,383
	Environmental Control - 0.0%
EUR 285,000	Veralto Corp. 4.15%, 09/19/2031	340,636
	Food - 0.6%
300,000	Barry Callebaut Services NV 3.75%, 02/19/2028(5)	354,305
	Bellis Acquisition Co. PLC
306,000	8.00%, 07/01/2031(5)(6)	342,186
GBP 850,000	8.13%, 05/14/2030(5)	1,068,047
	Campbell's Co.
$ 10,000	4.55%, 03/21/2031	9,705
420,000	5.40%, 03/21/2034	408,328
345,000	Chobani LLC/Chobani Finance Corp., Inc. 6.38%, 04/15/2034(1)	352,006
	Conagra Brands, Inc.
173,000	5.00%, 08/01/2030	173,129
99,000	5.40%, 11/01/2048	84,529
1,000,000	Froneri Lux FinCo SARL 6.00%, 08/01/2032(1)	989,031
458,000	Industrial F&B Investments III, Inc. 7.75%, 02/11/2033(1)	462,812
	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
50,000	3.00%, 05/15/2032	44,547
350,000	5.50%, 01/15/2036	348,886
395,000	5.63%, 03/10/2037(1)	394,277
325,000	6.25%, 03/01/2056	313,609
2,785,000	6.38%, 04/15/2066	2,681,420
64,000	6.75%, 03/15/2034	69,554
365,000	7.25%, 11/15/2053	397,964
	Mars, Inc.
180,000	3.60%, 04/01/2034(1)	163,978
580,000	5.20%, 03/01/2035(1)	585,176
4,830,000	5.65%, 05/01/2045(1)	4,752,606
140,000	Pilgrim's Pride Corp. 6.88%, 05/15/2034	152,072
		14,148,167
	Gas - 0.3%
2,625,000	MPLX LP 5.50%, 06/01/2034	2,657,090
	NiSource, Inc.
91,000	1.70%, 02/15/2031	79,305
10,000	2.95%, 09/01/2029	9,516
15,000	3.60%, 05/01/2030	14,481
125,000	5.35%, 04/01/2034	127,678
1,195,000	5.35%, 07/15/2035	1,205,937
	Southern California Gas Co.
44,000	4.13%, 06/01/2048	34,097
205,000	4.30%, 01/15/2049	162,914
15,000	5.75%, 06/01/2053	14,573
1,340,000	6.00%, 06/15/2055	1,344,005
1,025,000	Southern Co. Gas Capital Corp. 5.10%, 09/15/2035	1,013,118
		6,662,714
	Healthcare - Products - 0.4%
1,405,000	Augusta SpinCo Corp. 4.66%, 03/23/2031	1,401,940
1,370,000	Avantor Funding, Inc. 3.88%, 11/01/2029(1)	1,302,335

79

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Healthcare - Products - 0.4% - (continued)
	Baxter International, Inc.
EUR 316,000	1.30%, 05/15/2029	$345,552
$ 2,005,000	2.54%, 02/01/2032	1,703,529
1,670,000	4.90%, 12/15/2030	1,652,752
2,223,000	Thermo Fisher Scientific, Inc. 4.47%, 10/07/2032	2,197,480
		8,603,588
	Healthcare - Services - 0.2%
	Acadia Healthcare Co., Inc.
350,000	5.00%, 04/15/2029(1)	342,484
500,000	7.38%, 03/15/2033(1)(6)	511,446
	CHS/Community Health Systems, Inc.
500,000	4.75%, 02/15/2031(1)	467,843
300,000	6.88%, 04/15/2029(1)	295,154
160,000	10.88%, 01/15/2032(1)	171,838
	Humana, Inc.
590,000	5.55%, 05/01/2035	586,237
1,005,000	5.95%, 03/15/2034	1,030,984
1,100,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	1,152,309
		4,558,295
	Insurance - 0.5%
1,000,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.00%, 01/15/2031(1)	1,020,593
	Allianz SE
EUR 300,000	4.25%, 07/05/2052, (4.25% fixed rate until 01/05/2032; 3 mo. EURIBOR + 3.55% thereafter)(2)(5)	355,933
$ 400,000	5.10%, 01/30/2049, (5.10% fixed rate until 01/30/2029; 3 mo. USD Term SOFR + 3.70% thereafter)(2)(5)	401,023
80,000	American National Global Funding 4.88%, 01/23/2031(1)	78,695
EUR 125,000	ASR Nederland NV 7.00%, 12/07/2043, (7.00% fixed rate until 09/07/2033; 5 yr. EUR Swap + 5.30% thereafter)(2)(5)	170,319
	Asurion LLC/Asurion Co-Issuer, Inc.
$ 725,000	8.00%, 12/31/2032(1)	757,327
355,000	8.38%, 02/01/2034(1)	350,246
	Athene Global Funding
961,000	2.55%, 11/19/2030(1)	854,364
EUR 149,000	3.41%, 02/25/2030(5)	171,242
$ 275,000	5.53%, 07/11/2031(1)	276,231
295,000	5.58%, 01/09/2029(1)	299,049
	Athene Holding Ltd.
25,000	3.50%, 01/15/2031	23,262
1,040,000	5.88%, 01/15/2034(6)	1,046,300
25,000	6.15%, 04/03/2030	25,831
GBP 265,000	Aviva PLC 4.00%, 06/03/2055, (4.00% fixed rate until 03/03/2035; 5 yr. U.K. Government Bond + 4.70% thereafter)(2)(5)	300,156
EUR 120,000	AXA SA 6.38%, 07/16/2033, (6.38% fixed rate until 07/16/2033; 5 yr. EURIBOR ICE Swap + 3.84% thereafter)(2)(5)(7)	149,318
$ 164,000	CNO Financial Group, Inc. 6.45%, 06/15/2034	170,310
	GA Global Funding Trust
875,000	4.50%, 09/18/2030(1)	849,289
985,000	5.20%, 12/09/2031(1)	972,185
150,000	5.50%, 01/08/2029(1)	151,863
	Global Atlantic Fin Co.
780,000	3.13%, 06/15/2031(1)	694,256
91,000	6.75%, 03/15/2054(1)	85,975
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Insurance - 0.5% - (continued)
$ 453,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(2)(6)(7)	$479,173
EUR 291,000	Metropolitan Life Global Funding I 3.25%, 03/31/2030(5)	339,107
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
300,000	1.25%, 05/26/2041, (1.25% fixed rate until 11/26/2030; 3 mo. EURIBOR + 2.55% thereafter)(2)(5)	314,323
200,000	4.25%, 05/26/2044, (4.25% fixed rate until 11/26/2033; 3 mo. EURIBOR + 2.60% thereafter)(2)(5)	235,538
$ 200,000	SCOR SE 5.25%, 03/13/2029, (5.25% fixed rate until 03/13/2029; 5 yr. USD CMT + 2.37% thereafter)(2)(5)(7)	191,623
EUR 200,000	Unipol Assicurazioni SpA 6.38%, 04/27/2030, (6.38% fixed rate until 04/27/2030; 5 yr. EUR Swap + 6.74% thereafter)(2)(5)(7)	244,761
$ 335,000	Zurich Finance Ireland Designated Activity Co. 3.00%, 04/19/2051, (3.00% fixed rate until 01/19/2031; 5 yr. USD CMT + 2.78% thereafter)(2)(5)	301,145
		11,309,437
	Internet - 1.0%
	Alphabet, Inc.
EUR 224,000	4.00%, 11/06/2044	251,866
$ 25,000	5.25%, 05/15/2055	23,256
1,740,000	5.30%, 05/15/2065	1,584,802
2,291,000	5.70%, 11/15/2075	2,192,586
495,000	5.75%, 02/15/2066	481,601
GBP 100,000	6.13%, 02/13/2126	125,813
	Amazon.com, Inc.
$ 7,000	2.70%, 06/03/2060	3,803
EUR 239,000	4.05%, 03/16/2039	277,426
$ 5,000	4.10%, 04/13/2062	3,689
EUR 370,000	4.45%, 03/16/2045	431,281
$ 830,000	5.55%, 11/20/2065	774,411
2,475,000	5.95%, 03/13/2066	2,441,181
105,000	6.05%, 03/13/2076	103,424
165,000	Beignet Investor LLC 6.58%, 05/30/2049(1)	170,402
EUR 200,000	iliad SA 4.25%, 01/09/2032(5)	232,372
	Meta Platforms, Inc.
$ 210,000	5.50%, 11/15/2045	195,115
1,805,000	5.55%, 08/15/2064	1,593,327
70,000	5.75%, 05/15/2063	64,533
3,355,000	5.75%, 11/15/2065	3,052,760
465,000	6.20%, 05/15/2046	465,562
5,165,000	6.45%, 05/15/2066	5,153,920
	Rakuten Group, Inc.
EUR 200,000	4.25%, 04/22/2027, (4.25% fixed rate until 04/22/2027; 5 yr. EUR Swap + 4.74% thereafter)(2)(5)(7)	229,046
$ 214,000	9.75%, 04/15/2029(5)	234,311
EUR 1,000,000	United Group BV 6.50%, 10/31/2031(1)	1,193,463
$ 1,200,000	Wayfair LLC 7.25%, 10/31/2029(1)	1,229,728
		22,509,678
	Investment Company Security - 0.5%
	Ares Strategic Income Fund
1,295,000	5.15%, 01/15/2031(1)	1,236,349
65,000	5.45%, 09/09/2028(1)	64,521

80

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Investment Company Security - 0.5% - (continued)
$ 1,925,000	5.55%, 04/15/2031(1)	$1,867,270
1,375,000	5.80%, 09/09/2030(1)	1,351,879
480,000	6.20%, 03/21/2032	476,197
	Blackstone Private Credit Fund
910,000	5.95%, 07/16/2029	910,560
930,000	5.95%, 05/15/2031	914,654
	HA Sustainable Infrastructure Capital, Inc.
160,000	7.13%, 11/15/2056, (7.13% fixed rate until 08/17/2031; 5 yr. USD CMT + 3.48% thereafter)(2)	161,517
162,000	8.00%, 06/01/2056, (8.00% fixed rate until 03/01/2031; 5 yr. USD CMT + 4.30% thereafter)(2)	171,963
	HPS Corporate Lending Fund
230,000	5.15%, 04/02/2029(1)	225,204
618,000	5.45%, 11/15/2030	597,971
2,010,000	5.65%, 04/02/2031(1)	1,959,372
1,038,000	5.85%, 06/05/2030	1,023,463
EUR 200,000	JAB Holdings BV 4.75%, 06/29/2032(5)	246,241
$ 104,000	Sixth Street Lending Partners 5.75%, 01/15/2030	103,410
		11,310,571
	IT Services - 0.1%
1,475,000	McAfee Corp. 7.38%, 02/15/2030(1)	1,195,125
	Leisure Time - 0.0%
	NCL Corp. Ltd.
500,000	6.25%, 03/01/2030(1)	498,828
600,000	6.75%, 02/01/2032(1)	597,056
		1,095,884
	Lodging - 0.0%
400,000	Studio City Finance Ltd. 5.00%, 01/15/2029(5)	381,212
200,000	Wynn Macau Ltd. 5.63%, 08/26/2028(5)	199,108
		580,320
	Machinery-Diversified - 0.1%
800,000	CompoSecure Holdings LLC 5.63%, 02/01/2033(1)	784,152
	Westinghouse Air Brake Technologies Corp.
1,337,000	4.90%, 05/29/2030	1,352,919
9,000	5.61%, 03/11/2034	9,281
		2,146,352
	Media - 0.8%
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,600,000	4.25%, 02/01/2031(1)	1,453,220
209,000	5.00%, 02/01/2028(1)	206,547
325,000	7.38%, 02/01/2036(1)(6)	318,617
	Charter Communications Operating LLC/Charter Communications Operating Capital
25,000	2.30%, 02/01/2032	21,364
20,000	3.50%, 06/01/2041	13,874
985,000	3.70%, 04/01/2051	604,359
481,000	3.85%, 04/01/2061	277,943
1,950,000	5.13%, 07/01/2049	1,490,256
100,000	5.38%, 04/01/2038	89,879
1,165,000	5.38%, 05/01/2047	931,255
90,000	5.50%, 04/01/2063	68,798
3,712,000	5.75%, 04/01/2048	3,107,132
202,000	6.48%, 10/23/2045	186,110
25,000	6.83%, 10/23/2055	23,398
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Media - 0.8% - (continued)
	Comcast Corp.
$ 465,000	2.80%, 01/15/2051	$264,150
1,989,000	2.89%, 11/01/2051	1,142,257
135,000	2.94%, 11/01/2056	74,320
300,000	3.40%, 07/15/2046	204,440
583,000	3.75%, 04/01/2040	472,403
90,000	4.95%, 10/15/2058	73,327
25,000	6.05%, 05/15/2055(6)	24,567
15,000	6.50%, 11/15/2035	16,427
	Cox Communications, Inc.
45,000	4.50%, 06/30/2043(1)	33,961
165,000	4.60%, 08/15/2047(1)	119,239
35,000	4.70%, 12/15/2042(1)	27,015
75,000	5.80%, 12/15/2053(1)	63,302
1,250,000	5.95%, 09/01/2054(1)	1,073,989
600,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 02/15/2031(1)	624,294
600	Discovery Communications LLC 3.95%, 03/20/2028	558
	Paramount Global
212,000	2.90%, 01/15/2027	208,600
105,000	4.60%, 01/15/2045	65,619
16,000	4.90%, 08/15/2044	10,493
675,000	5.25%, 04/01/2044	456,950
385,000	5.85%, 09/01/2043	282,616
5,000	5.90%, 10/15/2040	3,882
560,000	6.88%, 04/30/2036	520,941
55,000	7.88%, 07/30/2030	58,526
1,350,000	Scripps Escrow II, Inc. 3.88%, 01/15/2029(1)(6)	1,279,176
	Time Warner Cable LLC
96,000	5.50%, 09/01/2041	82,784
363,000	5.88%, 11/15/2040	328,232
100,000	6.55%, 05/01/2037	100,481
140,000	6.75%, 06/15/2039	138,856
315,000	7.30%, 07/01/2038	329,377
		16,873,534
	Mining - 0.3%
	Anglo American Capital PLC
1,390,000	3.88%, 03/16/2029(1)	1,365,197
EUR 115,000	5.00%, 03/15/2031(5)	142,780
150,000	Constellium SE 3.13%, 07/15/2029(5)	170,964
	Glencore Capital Finance DAC
365,000	3.67%, 10/06/2032(5)	423,191
140,000	4.15%, 04/29/2031(5)	167,800
	Glencore Funding LLC
$ 180,000	5.37%, 04/04/2029(1)	183,595
490,000	5.63%, 04/04/2034(1)	503,599
175,000	5.67%, 04/01/2035(1)	179,509
490,000	5.70%, 05/08/2033(1)	506,208
616,000	6.38%, 10/06/2030(1)	652,992
590,000	6.50%, 10/06/2033(1)	640,275
	Kaiser Aluminum Corp.
620,000	4.50%, 06/01/2031(1)	594,746
600,000	5.88%, 03/01/2034(1)	600,938
		6,131,794
	Oil & Gas - 0.8%
	Aker BP ASA
213,000	4.00%, 01/15/2031(1)	204,562
595,000	5.25%, 10/30/2035(1)	581,118
	APA Corp.
94,000	5.10%, 09/01/2040	85,833
75,000	6.75%, 02/15/2055	76,650

81

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Oil & Gas - 0.8% - (continued)
EUR 155,000	BP Capital Markets PLC 2.82%, 04/07/2032(5)	$175,109
	ConocoPhillips Co.
$ 1,295,000	3.80%, 03/15/2052	946,612
404,000	4.03%, 03/15/2062	291,056
647,000	5.70%, 09/15/2063	623,930
	Diamondback Energy, Inc.
1,215,000	5.40%, 04/18/2034	1,239,685
1,153,000	5.90%, 04/18/2064	1,112,269
83,000	6.25%, 03/15/2033	88,991
373,000	6.25%, 03/15/2053	380,864
	Ecopetrol SA
1,455,000	7.75%, 02/01/2032	1,490,975
1,295,000	8.38%, 01/19/2036	1,341,845
870,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(5)	832,861
1,000,000	Matador Resources Co. 6.50%, 04/15/2032(1)	1,021,164
	Petroleos Mexicanos
2,850,000	5.95%, 01/28/2031	2,788,398
2,465,000	6.35%, 02/12/2048	1,981,000
850,000	Saudi Arabian Oil Co. 6.38%, 06/02/2055(1)	866,032
1,250,000	SM Energy Co. 6.75%, 08/01/2029(1)	1,282,245
883,000	Talos Production, Inc. 9.00%, 02/01/2029(1)	921,169
	TotalEnergies Capital SA
50,000	4.72%, 09/10/2034	49,688
30,000	5.28%, 09/10/2054	28,055
EUR 115,000	Var Energi ASA 7.86%, 11/15/2083, (7.86% fixed rate until 11/15/2028; 5 yr. EURIBOR ICE Swap + 4.77% thereafter)(2)(5)	145,963
		18,556,074
	Oil & Gas Services - 0.1%
$ 1,100,000	USA Compression Partners LP/USA Compression Finance Corp. 6.25%, 10/01/2033(1)	1,110,022
	Packaging & Containers - 0.1%
	Clydesdale Acquisition Holdings, Inc.
650,000	6.63%, 04/15/2029(1)	639,777
525,000	8.75%, 04/15/2030(1)	476,346
600,000	Mauser Packaging Solutions Holding Co. 9.25%, 04/15/2030(1)	571,837
793,000	TriMas Corp. 4.13%, 04/15/2029(1)	762,909
		2,450,869
	Pharmaceuticals - 0.3%
	Cardinal Health, Inc.
5,000	4.37%, 06/15/2047	4,051
2,960,000	4.50%, 09/15/2030	2,944,701
45,000	4.60%, 03/15/2043	38,735
10,000	4.90%, 09/15/2045	8,785
335,000	5.45%, 02/15/2034	342,227
145,000	CVS Health Corp. 7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(2)	150,440
EUR 255,000	Teva Pharmaceutical Finance Netherlands II BV 4.38%, 05/09/2030	302,388
$ 800,000	Teva Pharmaceutical Finance Netherlands III BV 6.00%, 12/01/2032	833,008
EUR 225,000	Upjohn Finance BV 1.91%, 06/23/2032(5)	232,531
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Pharmaceuticals - 0.3% - (continued)
	Viatris, Inc.
$ 1,305,000	3.85%, 06/22/2040	$1,002,376
1,824,000	4.00%, 06/22/2050	1,210,560
		7,069,802
	Pipelines - 1.2%
	Buckeye Partners LP
250,000	5.85%, 11/15/2043	228,977
1,000,000	6.75%, 02/01/2030(1)	1,034,485
100,000	Cheniere Energy, Inc. 5.20%, 07/30/2036(1)	98,860
	Columbia Pipelines Holding Co. LLC
915,000	5.00%, 11/17/2032(1)	908,691
445,000	5.10%, 10/01/2031(1)	448,938
	Enbridge, Inc.
15,000	4.00%, 11/15/2049	11,298
375,000	4.85%, 03/27/2031	376,542
1,425,000	5.45%, 03/27/2036	1,440,001
15,000	5.63%, 04/05/2034	15,480
175,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(2)	176,020
130,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(2)	148,084
	Energy Transfer LP
205,000	5.15%, 02/01/2043	182,830
20,000	5.15%, 03/15/2045	17,535
100,000	5.35%, 05/15/2045	89,733
200,000	5.95%, 10/01/2043	194,690
50,000	6.00%, 06/15/2048	47,934
71,000	6.20%, 04/01/2055	69,080
126,000	7.38%, 02/01/2031(1)	130,494
165,000	8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(2)	174,904
	Enterprise Products Operating LLC
455,000	3.70%, 01/31/2051	331,782
1,000	4.20%, 01/31/2050	800
255,000	4.90%, 05/15/2046	228,392
25,000	5.10%, 02/15/2045	23,212
25,000	6.88%, 03/01/2033	27,986
	Galaxy Pipeline Assets Bidco Ltd.
1,240,000	2.63%, 03/31/2036(5)	1,076,288
853,154	2.94%, 09/30/2040(1)	703,235
	Greensaif Pipelines Bidco SARL
525,000	5.85%, 02/23/2036(1)	535,908
1,350,000	6.13%, 02/23/2038(5)	1,397,823
2,734,000	Hess Midstream Operations LP 4.25%, 02/15/2030(1)	2,651,589
	MPLX LP
1,458,000	5.00%, 01/15/2033	1,451,135
2,000	5.00%, 03/01/2033	1,990
75,000	5.20%, 03/01/2047	66,142
225,000	5.30%, 04/01/2036	220,991
20,000	5.95%, 04/01/2055(6)	19,059
85,000	6.20%, 09/15/2055	83,751
1,300,000	Northriver Midstream Finance LP 6.75%, 07/15/2032(1)	1,331,037
	ONEOK, Inc.
325,000	4.75%, 10/15/2031	323,007
1,382,000	5.05%, 11/01/2034	1,354,629
510,000	5.05%, 04/01/2045	441,196
150,000	5.15%, 10/15/2043	132,902
155,000	5.70%, 11/01/2054	141,353
1,475,000	6.05%, 09/01/2033	1,551,525

82

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Pipelines - 1.2% - (continued)
$ 60,000	6.10%, 11/15/2032	$63,329
150,000	6.25%, 10/15/2055	147,403
115,000	7.15%, 01/15/2051	125,094
1,100,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	1,146,888
	Targa Resources Corp.
715,000	4.35%, 04/15/2031	700,849
1,300,000	5.40%, 07/30/2036	1,293,029
40,000	6.13%, 05/15/2055	39,301
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
69,000	4.00%, 01/15/2032	65,693
25,000	4.88%, 02/01/2031	24,990
155,000	Transcanada Trust 5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(2)	153,107
1,100,000	Venture Global Plaquemines LNG LLC 7.50%, 05/01/2033(1)	1,219,859
	Williams Cos., Inc.
970,000	5.15%, 03/15/2036	956,025
360,000	5.65%, 03/15/2033	372,804
		26,198,679
	Real Estate - 0.0%
EUR 155,000	CPI Property Group SA 1.75%, 01/14/2030(5)	157,144
160,000	Samhallsbyggnadsbolaget I Norden Holding AB 1.13%, 09/26/2029(5)	154,451
200,000	Shurgard Luxembourg SARL 4.00%, 05/27/2035(5)	227,799
		539,394
	Real Estate Investment Trusts - 0.5%
$ 100,000	Boston Properties LP 2.45%, 10/01/2033	81,652
EUR 200,000	Carmila SA 3.75%, 01/13/2033(5)	228,808
$ 170,000	Cousins Properties LP 4.88%, 03/01/2033	164,516
977,000	GLP Capital LP/GLP Financing II, Inc. 5.63%, 03/01/2036	960,165
EUR 145,000	Hammerson PLC 3.50%, 04/15/2032(5)	164,945
	Hudson Pacific Properties LP
$ 799,000	4.65%, 04/01/2029(6)	715,029
500,000	5.95%, 02/15/2028	487,214
EUR 140,000	Immobiliare Grande Distribuzione SIIQ SpA 4.45%, 11/04/2030(5)	164,845
150,000	Iron Mountain, Inc. 4.75%, 01/15/2034(5)	170,286
	Kilroy Realty LP
$ 100,000	2.65%, 11/15/2033	80,246
360,000	3.05%, 02/15/2030	330,957
3,325,000	5.88%, 10/15/2035	3,232,397
84,000	Piedmont Operating Partnership LP 6.88%, 07/15/2029	88,109
EUR 453,000	Prologis Euro Finance LLC 3.25%, 09/22/2032	517,237
	Prologis Targeted U.S. Logistics Fund LP
$ 610,000	4.25%, 01/15/2031(1)	598,130
1,575,000	4.75%, 01/15/2036(1)	1,509,603
25,000	5.25%, 04/01/2029(1)	25,487
75,000	5.50%, 04/01/2034(1)	76,256
EUR 148,000	Realty Income Corp. 3.88%, 06/20/2035	169,321
468,000	WP Carey, Inc. 3.75%, 05/10/2035	524,804
		10,290,007
	Retail - 0.3%
	Bertrand Franchise Finance SAS
850,000	5.99%, 07/18/2030, 3 mo. EURIBOR + 3.75%(2)(5)	996,375
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Retail - 0.3% - (continued)
EUR 150,000	6.50%, 07/18/2030(5)(6)	$175,646
GBP 750,000	CD&R Firefly Bidco PLC 8.63%, 04/30/2029(5)	1,049,465
$ 625,000	LBM Acquisition LLC 9.50%, 06/15/2031(1)	546,865
1,316,000	Petco Health & Wellness Co., Inc. 8.25%, 02/01/2031(1)	1,328,997
1,050,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	926,721
1,229,000	Staples, Inc. 10.75%, 09/01/2029(1)	1,174,739
		6,198,808
	Semiconductors - 0.5%
	Broadcom, Inc.
820,000	4.20%, 10/15/2030	809,832
1,385,000	5.20%, 07/15/2035	1,396,948
	Foundry JV Holdco LLC
245,000	5.90%, 01/25/2033(1)	254,906
2,245,000	6.15%, 01/25/2032(1)	2,361,852
	Intel Corp.
464,000	2.80%, 08/12/2041	324,813
219,000	3.05%, 08/12/2051	135,059
1,040,000	3.25%, 11/15/2049	671,094
2,754,000	3.73%, 12/08/2047	1,972,216
4,000	4.00%, 08/05/2029	3,934
113,000	4.10%, 05/11/2047	85,859
196,000	4.60%, 03/25/2040	175,210
490,000	4.75%, 03/25/2050	402,618
15,000	4.80%, 10/01/2041	13,329
15,000	4.90%, 07/29/2045	12,940
84,800	4.90%, 08/05/2052	70,705
15,000	5.05%, 08/05/2062	12,351
185,000	5.30%, 05/15/2036	184,223
9,000	5.63%, 02/10/2043	8,669
1,343,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	1,227,004
		10,123,562
	Software - 1.0%
887,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	845,442
130,000	Fidelity National Information Services, Inc. 4.45%, 03/10/2028	129,635
1,454,000	Open Text Corp. 3.88%, 12/01/2029(1)	1,310,473
	Oracle Corp.
634,000	3.60%, 04/01/2040	457,172
2,243,000	3.60%, 04/01/2050	1,342,939
672,000	3.65%, 03/25/2041	476,743
50,000	3.85%, 07/15/2036	41,195
846,000	3.85%, 04/01/2060	490,200
1,893,000	3.95%, 03/25/2051	1,189,903
100,000	4.00%, 07/15/2046	66,747
10,000	4.10%, 03/25/2061	6,059
262,000	4.13%, 05/15/2045	179,532
365,000	4.20%, 09/27/2029	354,834
720,000	4.30%, 07/08/2034	640,432
50,000	4.50%, 07/08/2044	36,868
1,705,000	4.70%, 09/27/2034	1,557,082
3,905,000	4.80%, 09/26/2032	3,713,128
1,840,000	5.35%, 05/04/2033	1,789,161
128,000	5.38%, 07/15/2040	111,511
942,000	5.50%, 09/27/2064	716,650
824,000	5.55%, 02/06/2053	655,467
70,000	6.00%, 08/03/2055	58,687
335,000	6.10%, 09/26/2065	276,751
25,000	6.13%, 08/03/2065	20,843

83

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Software - 1.0% - (continued)
$ 2,280,000	6.85%, 02/04/2066	$2,094,845
	Rocket Software, Inc.
700,000	6.50%, 02/15/2029(1)(6)	625,030
725,000	9.00%, 11/28/2028(1)	721,412
	Salesforce, Inc.
50,000	2.90%, 07/15/2051	28,992
1,164,000	6.40%, 03/15/2046	1,163,408
1,185,000	6.70%, 03/15/2066	1,189,851
		22,290,992
	Telecommunications - 0.8%
	Altice France SA
700,000	6.50%, 04/15/2032(1)	688,475
500,000	6.88%, 07/15/2032(1)	491,830
960,000	AT&T, Inc. 6.30%, 10/30/2066	946,887
150,000	Black Pearl Compute LLC 6.13%, 02/15/2031(1)	152,188
GBP 215,000	British Telecommunications PLC 8.38%, 12/20/2083, (8.38% fixed rate until 09/20/2028; 5 yr. U.K. Government Bond + 3.82% thereafter)(2)(5)	307,125
$ 131,000	Cipher Compute LLC 7.13%, 11/15/2030(1)	135,783
1,250,000	EchoStar Corp. 6.75%, 11/30/2030(8)	1,268,271
1,980,000	HUT 8 DC LLC 6.19%, 11/15/2042(1)	1,996,388
EUR 1,000,000	Iliad Holding SAS 6.88%, 04/15/2031(5)	1,232,371
	Level 3 Financing, Inc.
$ 600,000	7.00%, 03/31/2034(1)	622,336
395,000	8.50%, 01/15/2036(1)	423,049
125,000	Meridian Arc Holdco LLC 6.25%, 04/30/2031(1)	124,972
1,760,000	Orange SA 4.25%, 01/13/2031(1)	1,726,141
4,790,000	Road Michigan Property Owner I LLC 7.50%, 03/30/2045(1)	4,790,000
175,000	Rogers Communications, Inc. 6.88%, 07/31/2056, (6.88% fixed rate until 05/02/2031; 5 yr. USD CMT + 2.84% thereafter)(2)	177,729
EUR 300,000	Telefonica Europe BV 6.75%, 06/07/2031, (6.75% fixed rate until 06/07/2031; 8 yr. EURIBOR ICE Swap + 3.62% thereafter)(2)(5)(7)	380,325
	T-Mobile USA, Inc.
$ 950,000	2.55%, 02/15/2031	863,808
105,000	3.50%, 04/15/2031	99,339
75,000	5.85%, 02/15/2056	72,093
EUR 275,000	Vodafone Group PLC 3.00%, 08/27/2080, (3.00% fixed rate until 05/27/2030; 5 yr. EUR Swap + 3.48% thereafter)(2)(5)	305,525
$ 1,155,000	WULF Compute LLC 7.75%, 10/15/2030(1)	1,213,899
		18,018,534
	Toys/Games/Hobbies - 0.0%
175,000	Hasbro, Inc. 4.65%, 03/12/2031	173,583
	Transportation - 0.1%
	Fedex Freight Holding Co., Inc.
1,152,000	4.65%, 03/15/2031(1)	1,135,831
1,015,000	4.95%, 03/15/2033(1)	996,947
		2,132,778
	Trucking & Leasing - 0.1%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
1,295,000	4.55%, 01/15/2031(1)	1,281,543
105,000	5.25%, 02/01/2030(1)	106,463
		1,388,006
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.2% - (continued)
	Water - 0.0%
EUR 147,000	Severn Trent Utilities Finance PLC 4.00%, 03/05/2034(5)	$173,956
	SW Finance I PLC
GBP 445,000	5.75%, 11/19/2030(5)	592,769
121,000	6.88%, 08/07/2032(5)	166,812
124,000	Yorkshire Water Finance PLC 6.38%, 11/18/2034(5)	169,383
		1,102,920
	Total Corporate Bonds (cost $412,562,491)	$407,930,204
FOREIGN GOVERNMENT OBLIGATIONS - 2.3%
	Brazil - 0.0%
EUR 300,000	Brazil Government International Bonds 4.88%, 04/23/2033	$348,396
	Bulgaria - 0.0%
255,000	Bulgaria Government International Bonds 4.13%, 05/07/2038(5)	295,794
	Colombia - 0.2%
	Colombia Government International Bonds
$ 3,365,000	3.25%, 04/22/2032	2,846,790
EUR 1,140,000	5.63%, 02/19/2036	1,264,715
		4,111,505
	Germany - 1.0%
	Bundesobligation
3,101,537	2.10%, 04/12/2029(5)	3,582,409
5,393,662	2.20%, 10/10/2030(5)	6,191,722
1,096,813	2.50%, 04/16/2031(5)	1,272,231
	Bundesrepublik Deutschland Bundesanleihe
87,919	2.30%, 02/15/2033(5)	99,674
1,944,375	2.50%, 11/15/2032(5)	2,235,091
2,812,083	2.50%, 02/15/2035(5)	3,178,639
907,433	2.60%, 05/15/2041(5)	970,669
3,237,331	Bundesschatzanweisungen 2.00%, 12/16/2027(5)	3,759,612
	German Treasury Bills
735,000	1.96%, 07/15/2026(5)(9)	858,915
390,000	1.98%, 06/17/2026(5)(9)	456,483
		22,605,445
	Indonesia - 0.0%
188,000	Indonesia Government International Bonds 1.30%, 03/23/2034	176,159
	Israel - 0.2%
	Israel Government International Bonds
$ 400,000	2.75%, 07/03/2030	368,702
825,000	5.38%, 03/12/2029	839,254
1,705,000	5.38%, 02/19/2030	1,736,799
	State of Israel
1,210,000	3.80%, 05/13/2060(5)	792,016
380,000	3.80%, 05/13/2060(5)	248,732
		3,985,503
	Mexico - 0.6%
	Mexico Government International Bonds
850,000	3.50%, 02/12/2034	726,750
EUR 265,000	4.50%, 03/19/2034	306,971
300,000	4.88%, 05/16/2036	347,605
$ 4,935,000	5.38%, 03/22/2033	4,839,014
3,285,000	5.38%, 03/22/2033	3,221,271
1,565,000	5.63%, 02/09/2034	1,544,921
490,000	5.63%, 09/22/2035	479,465

84

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.3% - (continued)
	Mexico - 0.6% - (continued)
$ 360,000	5.63%, 09/22/2035	$351,540
575,000	6.35%, 02/09/2035	593,688
420,000	6.63%, 01/29/2038	432,726
		12,843,951
	Poland - 0.0%
575,000	Republic of Poland Government International Bonds 6.13%, 04/14/2056	576,562
	Romania - 0.3%
	Romania Government International Bonds
EUR 935,000	2.63%, 12/02/2040(1)	695,915
540,000	2.63%, 12/02/2040(5)	401,919
150,000	2.63%, 12/02/2040(5)	111,644
4,933,000	2.75%, 04/14/2041(5)	3,681,165
200,000	3.88%, 10/29/2035(5)	200,809
180,000	6.13%, 10/07/2037(5)	206,276
		5,297,728
	Serbia - 0.0%
170,000	Serbia International Bonds 4.88%, 05/06/2038(1)	194,915
	Total Foreign Government Obligations (cost $51,142,660)	$50,435,958
MUNICIPAL BONDS - 0.0%
	School District - 0.0%
	Chicago Board of Education, IL, GO
$ 220,000	6.14%, 12/01/2039	$206,704
885,000	6.32%, 11/01/2029	873,457
	Total Municipal Bonds (cost $1,167,802)	$1,080,161
U.S. GOVERNMENT AGENCIES - 40.5%
	Mortgage-Backed Agencies - 40.5%
	Federal Home Loan Mortgage Corp. - 8.4%
12,799,157	0.33%, 10/25/2034(2)(4)	$196,529
6,580,615	0.40%, 02/25/2035(2)(4)	125,472
8,766,988	0.47%, 05/25/2034(2)(4)	201,921
4,561,272	0.57%, 12/25/2033(2)(4)	119,129
3,072,738	0.63%, 01/25/2034(2)(4)	81,301
1,345,126	0.72%, 10/25/2026(2)(4)	1,950
6,490,904	0.80%, 12/25/2030(2)(4)	181,373
2,993,635	0.85%, 06/25/2027(2)(4)	17,172
1,434,563	0.96%, 11/25/2030(2)(4)	47,139
505,042	1.00%, 10/25/2040	429,171
791,993	1.00%, 02/25/2051	691,053
2,511,260	1.11%, 10/25/2030(2)(4)	92,039
4,199,004	1.20%, 06/25/2030(2)(4)	163,653
3,272,371	1.23%, 01/25/2030(2)(4)	115,392
3,891,664	1.50%, 05/15/2037(4)	193,777
2,260,711	1.50%, 09/25/2047	1,898,214
3,247,373	1.53%, 05/25/2030(2)(4)	160,817
2,025,858	1.67%, 05/25/2030(2)(4)	106,989
185,636	1.75%, 10/15/2042	162,327
141,120	2.00%, 12/01/2040	123,792
871,488	2.00%, 05/01/2041	752,598
2,803,212	2.00%, 06/01/2041	2,441,618
975,137	2.00%, 12/01/2041	846,603
4,318,327	2.00%, 02/15/2042(4)	393,919
607,300	2.00%, 10/01/2050	491,424
3,633,886	2.00%, 11/25/2050(4)	428,126
724,225	2.00%, 02/01/2051	590,303
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.5% - (continued)
	Mortgage-Backed Agencies - 40.5% - (continued)
	Federal Home Loan Mortgage Corp. - 8.4% - (continued)
$ 3,737,977	2.00%, 03/01/2051	$3,025,859
1,263,765	2.00%, 04/01/2051	1,019,266
673,884	2.00%, 05/01/2051	552,134
673,943	2.00%, 07/01/2051	542,761
290,615	2.00%, 08/01/2051	234,675
295,967	2.00%, 11/01/2051	240,898
1,029,579	2.00%, 01/01/2052	836,762
1,147,017	2.00%, 04/01/2052	934,980
1,915,805	2.00%, 06/15/2052(4)	233,060
5,061,019	2.10%, 05/25/2055, 30 day USD SOFR Average + 5.75%(2)(4)	289,405
2,058,960	2.50%, 04/25/2036(4)	172,299
418,722	2.50%, 05/01/2050	358,331
499,227	2.50%, 06/01/2050	425,483
1,404,918	2.50%, 06/25/2050(4)	213,680
2,101,934	2.50%, 07/01/2050	1,794,058
805,072	2.50%, 08/01/2050	687,387
1,233,150	2.50%, 09/01/2050	1,052,887
940,784	2.50%, 10/01/2050	807,347
880,820	2.50%, 11/01/2050	748,236
270,558	2.50%, 02/01/2051	231,672
696,741	2.50%, 03/01/2051	589,213
312,302	2.50%, 05/01/2051	264,373
200,201	2.50%, 07/01/2051	169,488
270,092	2.50%, 08/01/2051	230,157
465,375	2.50%, 10/01/2051	394,232
2,206,175	2.50%, 11/01/2051	1,890,335
1,293,566	2.50%, 03/15/2052(4)	191,413
780,488	2.50%, 03/25/2052	699,062
1,897,801	2.50%, 04/01/2052	1,601,180
2,661,143	2.50%, 08/25/2052(4)	405,478
702,159	3.00%, 10/01/2032	680,538
2,458	3.00%, 05/15/2041	2,355
75,058	3.00%, 07/01/2047	67,482
290,875	3.00%, 12/15/2047	239,852
97,857	3.00%, 01/01/2048	87,686
2,473,428	3.00%, 12/25/2049(4)	410,029
526,653	3.00%, 07/01/2050	468,490
660,421	3.00%, 08/01/2050	584,845
294,701	3.00%, 08/01/2051	258,330
2,228,996	3.00%, 08/25/2051(4)	360,806
1,692,999	3.00%, 09/25/2051(4)	608,092
894,907	3.00%, 10/01/2051	796,251
343,705	3.00%, 01/01/2052	305,953
1,763,459	3.00%, 05/01/2052	1,550,378
106,059	3.00%, 07/01/2052	92,921
2,585,887	3.00%, 08/01/2052	2,266,945
724,957	3.50%, 01/15/2033(4)	53,338
213,850	3.50%, 05/15/2034(4)	14,475
488,876	3.50%, 10/15/2042	451,587
247,054	3.50%, 10/15/2045	232,680
557,779	3.50%, 12/01/2046	518,441
317,045	3.50%, 01/01/2047	297,363
213,014	3.50%, 03/15/2047	196,357
96,905	3.50%, 06/01/2047	90,030
119,629	3.50%, 12/01/2047	110,708
134,166	3.50%, 01/01/2048	124,259
186,287	3.50%, 12/01/2048	172,097
708,453	3.50%, 04/01/2050	652,637
1,000,001	3.50%, 01/01/2052	910,871
242,984	3.50%, 03/01/2052	221,321
1,757,016	3.50%, 04/01/2052	1,600,366
1,000,000	3.50%, 08/01/2052	910,880

85

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.5% - (continued)
	Mortgage-Backed Agencies - 40.5% - (continued)
	Federal Home Loan Mortgage Corp. - 8.4% - (continued)
$ 42,862	3.50%, 01/01/2053	$39,040
1,000,000	3.50%, 03/01/2055	911,111
27,314	3.50%, 08/01/2055	24,886
497,284	3.50%, 02/01/2056	453,065
34,163	3.50%, 03/01/2056	31,125
502,670	3.50%, 05/01/2056	457,971
243,518	4.00%, 05/01/2038	237,864
299,731	4.00%, 05/25/2040(4)	43,635
550,842	4.00%, 09/15/2041	531,766
6,907	4.00%, 01/01/2042	6,649
136,006	4.00%, 03/01/2042	131,082
3,429	4.00%, 04/01/2042	3,302
5,843	4.00%, 06/01/2042	5,633
1,367,903	4.00%, 03/25/2045(4)	220,469
78,186	4.00%, 04/01/2047	75,201
157,830	4.00%, 11/01/2047	150,864
316,466	4.00%, 12/01/2047	307,373
1,085,281	4.00%, 04/01/2049	1,031,577
278,668	4.00%, 05/01/2049	266,745
878,389	4.00%, 07/01/2049	839,762
1,192,936	4.00%, 09/25/2050(4)	236,811
2,850,912	4.00%, 03/25/2051(4)	512,071
854,913	4.50%, 07/01/2052	829,177
61,669	5.00%, 09/01/2035	62,421
230,927	5.00%, 09/15/2036(4)	33,887
956,322	5.00%, 07/01/2040	963,978
747,616	5.00%, 03/15/2045(4)	149,613
137,828	5.00%, 02/15/2048(4)	26,687
33,540	5.00%, 09/01/2048	33,716
22,163	5.00%, 02/01/2049	22,252
956,961	5.00%, 08/25/2052	958,498
576,193	5.00%, 10/01/2052	570,344
1,027,870	5.00%, 10/25/2052	1,028,824
71,571	5.00%, 11/01/2052	71,159
20,771	5.00%, 01/01/2053	20,572
2,141,690	5.00%, 04/01/2053	2,121,847
5,569,975	5.00%, 04/01/2056	5,490,489
2,788	5.50%, 02/01/2029	2,813
1,854,027	5.50%, 12/01/2037	1,895,772
8,499	5.50%, 12/01/2038	8,554
298,072	5.50%, 05/15/2040(4)	52,805
339,573	5.50%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(2)	341,582
261,512	5.50%, 06/15/2046(4)	44,792
255,282	5.50%, 10/15/2046(4)	48,495
230,796	5.50%, 02/01/2049	236,476
30,521	5.50%, 03/01/2049	31,165
976,005	5.50%, 02/01/2053	985,589
1,834,825	5.50%, 04/01/2053	1,850,390
15,427,986	5.50%, 04/01/2054	15,520,776
19,160,078	5.50%, 08/01/2054	19,273,898
28,264,807	5.50%, 09/01/2054	28,419,718
2,466,698	5.50%, 06/01/2055	2,507,433
653,000	5.75%, 09/25/2041, 30 day USD SOFR Average + 2.10%(1)(2)	654,621
854,093	6.00%, 11/01/2052	878,183
583,185	6.00%, 12/01/2052	603,600
260,001	6.00%, 03/01/2053	270,328
4,804,908	6.00%, 09/01/2053	4,928,800
494,480	6.00%, 11/01/2053	506,214
1,445,366	6.00%, 12/01/2053	1,481,030
262,350	6.00%, 01/01/2054	268,394
1,255,165	6.00%, 02/01/2054	1,283,505
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.5% - (continued)
	Mortgage-Backed Agencies - 40.5% - (continued)
	Federal Home Loan Mortgage Corp. - 8.4% - (continued)
$ 670,352	6.00%, 03/01/2054	$692,445
536,832	6.00%, 04/01/2054	557,475
1,799,581	6.00%, 05/01/2054	1,837,362
4,608,279	6.00%, 06/01/2054	4,729,113
3,100,723	6.00%, 08/01/2054	3,176,925
1,813,628	6.00%, 11/01/2055	1,864,792
892,000	6.55%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	907,292
1,545,000	7.00%, 09/25/2041, 30 day USD SOFR Average + 3.35%(1)(2)	1,555,974
1,310,000	7.00%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	1,339,475
2,545,000	7.00%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	2,611,343
5,285,000	7.05%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	5,342,454
2,460,000	7.15%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	2,561,215
380,000	7.20%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	391,502
2,925,000	7.30%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	2,963,405
3,460,000	7.35%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,576,221
1,305,000	7.40%, 02/25/2042, 30 day USD SOFR Average + 3.75%(1)(2)	1,332,327
970,000	7.65%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,002,669
1,593,000	8.15%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	1,653,231
2,280,000	8.90%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	2,360,270
		188,680,164
	Federal National Mortgage Association - 10.1%
106,420	0.00%, 06/25/2041(10)(11)	80,751
2,077,149	0.39%, 01/25/2030(2)(4)	15,464
5,759,933	1.25%, 06/25/2034(2)(4)	316,474
2,436,045	1.50%, 11/25/2035(4)	107,214
190,788	1.50%, 07/01/2051	146,467
3,291,183	1.50%, 09/01/2051	2,524,883
3,358,711	1.58%, 05/25/2029(2)(4)	93,965
503,126	2.00%, 09/01/2040	442,541
1,867,929	2.00%, 12/01/2040	1,636,732
507,811	2.00%, 04/01/2041	444,677
172,642	2.00%, 05/01/2041	150,929
1,332	2.00%, 09/25/2041	1,267
707,165	2.00%, 10/01/2041	613,652
2,726	2.00%, 12/25/2041	2,565
458,296	2.00%, 02/01/2042	400,765
170,367	2.00%, 03/25/2044	162,968
191,240	2.00%, 05/25/2044	178,859
1,322,629	2.00%, 03/25/2050	1,137,617
537,326	2.00%, 08/25/2050	384,132
1,738,258	2.00%, 10/01/2050	1,418,840
4,990,583	2.00%, 10/25/2050(4)	639,309
1,487,353	2.00%, 12/01/2050	1,205,495
3,253,545	2.00%, 02/01/2051	2,631,210
5,105,049	2.00%, 03/01/2051	4,119,586
6,735,439	2.00%, 04/01/2051	5,430,600
997,022	2.00%, 05/01/2051	803,953
541,379	2.00%, 06/01/2051	436,613
2,362,759	2.00%, 07/01/2051	1,911,053
1,251,199	2.00%, 08/01/2051	1,021,032

86

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.5% - (continued)
	Mortgage-Backed Agencies - 40.5% - (continued)
	Federal National Mortgage Association - 10.1% - (continued)
$ 1,216,912	2.00%, 09/01/2051	$989,495
1,848,851	2.00%, 03/25/2052(4)	231,460
7,619,076	2.00%, 04/01/2052	6,163,836
3,190,592	2.19%, 03/25/2055, 30 day USD SOFR Average + 5.84%(2)(4)	151,144
412,619	2.25%, 04/01/2033	361,893
4,715,593	2.30%, 10/25/2054, 30 day USD SOFR Average + 5.95%(2)(4)	226,652
1,027,093	2.50%, 06/25/2045	881,691
5,200	2.50%, 03/25/2046	4,872
525,072	2.50%, 04/01/2050	446,044
506,657	2.50%, 06/01/2050	431,229
3,804,002	2.50%, 07/01/2050	3,254,294
813,631	2.50%, 09/01/2050	688,993
1,282,798	2.50%, 10/01/2050	1,098,403
1,416,531	2.50%, 12/01/2050	1,201,837
325,600	2.50%, 01/01/2051	278,711
2,146,449	2.50%, 02/01/2051	1,818,683
1,421,776	2.50%, 02/25/2051(4)	235,398
2,059,248	2.50%, 04/25/2051(4)	329,165
6,461,811	2.50%, 05/01/2051	5,490,009
1,252,158	2.50%, 06/01/2051	1,056,907
664,684	2.50%, 07/01/2051	564,621
285,551	2.50%, 08/01/2051	245,421
427,569	2.50%, 09/01/2051	364,426
6,478,709	2.50%, 10/01/2051	5,531,403
6,211,747	2.50%, 11/01/2051	5,311,629
1,933,145	2.50%, 12/01/2051	1,648,047
753,808	2.50%, 01/01/2052	642,839
8,232,348	2.50%, 03/01/2052	6,918,952
432,306	2.50%, 04/01/2052	369,707
1,839,304	2.50%, 06/25/2052(4)	277,909
2,172,280	2.50%, 09/25/2052(4)	338,977
1,045,773	2.50%, 01/01/2057	881,943
273,831	3.00%, 04/25/2033(4)	15,347
107,828	3.00%, 08/01/2033	104,625
797,905	3.00%, 06/01/2038	764,828
355,238	3.00%, 11/25/2042	319,357
1,533	3.00%, 02/25/2043	1,514
871,533	3.00%, 06/01/2043	798,335
974,337	3.00%, 11/01/2044	890,297
49,858	3.00%, 01/25/2046	46,679
677,508	3.00%, 02/25/2047	631,783
5,207,768	3.00%, 08/01/2048	4,689,524
253,157	3.00%, 08/25/2049	229,803
325,807	3.00%, 02/01/2050	291,602
1,316,670	3.00%, 07/01/2050	1,179,077
1,236,707	3.00%, 08/01/2050	1,095,238
491,961	3.00%, 10/01/2050	433,226
2,756,338	3.00%, 10/25/2050(4)	496,348
2,077,181	3.00%, 12/01/2050	1,845,368
622,310	3.00%, 05/01/2051	558,120
1,108,551	3.00%, 07/01/2051	977,200
294,800	3.00%, 08/01/2051	262,608
1,612,799	3.00%, 10/01/2051	1,429,621
1,730,300	3.00%, 11/01/2051	1,528,550
937,538	3.00%, 12/01/2051	828,102
452,675	3.00%, 01/01/2052	399,980
1,432,864	3.00%, 01/25/2052(4)	224,260
538,396	3.00%, 04/01/2052	476,598
678,714	3.00%, 05/01/2052	601,379
21,735	3.00%, 06/01/2052	19,054
4,647,248	3.00%, 07/25/2052(4)	839,277
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.5% - (continued)
	Mortgage-Backed Agencies - 40.5% - (continued)
	Federal National Mortgage Association - 10.1% - (continued)
$ 511,822	3.00%, 09/01/2052	$448,837
651,628	3.50%, 07/25/2033(4)	36,253
321,194	3.50%, 08/25/2033(4)	24,394
80,371	3.50%, 04/25/2034(4)	1,110
719,265	3.50%, 05/01/2037	692,129
341,561	3.50%, 11/25/2039(4)	28,294
364,122	3.50%, 10/01/2041	343,518
2,367	3.50%, 05/25/2042	2,283
1,146,180	3.50%, 08/01/2043	1,081,049
22,885	3.50%, 07/25/2044	22,785
167,779	3.50%, 12/01/2045	156,481
161,808	3.50%, 01/01/2046	150,939
121,418	3.50%, 03/01/2046	113,247
590,129	3.50%, 12/01/2046	554,092
205,010	3.50%, 05/01/2047	190,949
1,599,035	3.50%, 09/01/2047	1,482,026
1,544,144	3.50%, 12/01/2047	1,422,787
180,851	3.50%, 01/01/2048	167,065
1,959,487	3.50%, 02/01/2048	1,826,348
69,604	3.50%, 06/01/2048	64,176
316,619	3.50%, 07/01/2048	294,738
68,969	3.50%, 11/01/2048	63,828
978,565	3.50%, 03/25/2049	902,714
394,041	3.50%, 04/25/2049	380,158
499,173	3.50%, 06/01/2049	466,619
321,276	3.50%, 09/01/2050	296,434
684,574	3.50%, 11/01/2051	627,990
429,002	3.50%, 02/01/2052	390,755
1,179,595	3.50%, 04/01/2052	1,083,943
949,687	3.50%, 07/01/2052	865,014
26,099,706	3.50%, 09/01/2052	23,773,461
36,413	3.50%, 02/01/2055	33,176
808,767	3.50%, 06/01/2055	736,868
1,507,985	3.50%, 05/01/2056	1,358,308
468,803	3.50%, 11/25/2057	450,546
862,283	3.50%, 05/01/2058	777,982
819,080	3.50%, 12/25/2058	738,156
1,584,500	3.92%, 10/01/2030	1,560,960
421,855	4.00%, 08/01/2038	414,898
1,836	4.00%, 11/01/2040	1,767
19,094	4.00%, 02/01/2041	18,374
263,703	4.00%, 06/01/2041	257,279
3,447	4.00%, 09/01/2041	3,318
5,151	4.00%, 10/01/2041	4,966
128,437	4.00%, 01/01/2042	123,636
177,613	4.00%, 02/01/2042	170,975
44,413	4.00%, 05/01/2042	42,753
1,742	4.00%, 09/01/2042	1,679
655,845	4.00%, 01/01/2043	631,535
14,006	4.00%, 10/01/2043	13,482
1,123,107	4.00%, 12/01/2043	1,084,563
169,872	4.00%, 03/01/2046	162,912
219,776	4.00%, 09/01/2047	207,674
393,340	4.00%, 10/01/2047	374,727
203,232	4.00%, 11/01/2047	193,488
1,193,891	4.00%, 06/01/2048	1,134,180
1,597,912	4.00%, 10/01/2048	1,521,305
623,777	4.00%, 01/01/2049	595,662
1,319,433	4.00%, 04/01/2049	1,259,766
74,812	4.00%, 08/01/2049	71,781
467,145	4.00%, 09/01/2049	444,403
2,796,218	4.00%, 02/25/2050(4)	585,352
946,199	4.00%, 04/01/2050	902,756

87

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.5% - (continued)
	Mortgage-Backed Agencies - 40.5% - (continued)
	Federal National Mortgage Association - 10.1% - (continued)
$ 1,429,574	4.00%, 06/25/2050(4)	$275,223
1,189,093	4.00%, 09/25/2050(4)	223,628
1,544,035	4.00%, 11/25/2050(4)	312,006
615,291	4.00%, 08/01/2051	587,866
1,754,984	4.00%, 04/01/2052	1,647,158
677,980	4.00%, 06/01/2052	641,551
2,500,000	4.12%, 11/01/2030	2,479,040
1,105,000	4.21%, 01/01/2031	1,100,165
1,996,519	4.39%, 04/01/2029	2,004,753
2,287,000	4.42%, 11/01/2030	2,291,630
434,817	4.50%, 12/01/2037	436,799
338,335	4.50%, 04/01/2048	328,643
144,405	4.50%, 04/01/2049	141,131
1,971,033	4.50%, 05/25/2049(4)	351,454
639,369	4.50%, 01/01/2051	616,190
3,004,008	4.50%, 03/25/2051(4)	574,602
1,033,214	4.50%, 08/01/2052	995,448
1,134,074	4.50%, 03/01/2053	1,093,862
4,458,073	4.50%, 10/01/2053	4,297,687
1,262,000	4.52%, 10/01/2030	1,269,604
215,000	4.75%, 04/01/2028	216,439
3,020,370	5.00%, 07/25/2047	3,015,543
198,549	5.00%, 06/25/2048(4)	27,310
1,472,102	5.00%, 12/25/2051	1,469,749
827,986	5.00%, 07/01/2052	822,298
5,987,914	5.00%, 09/01/2052	5,936,788
198,603	5.00%, 10/01/2052	196,235
91,939	5.00%, 11/01/2052	91,018
127,257	5.00%, 12/01/2052	125,767
9,555,295	5.00%, 04/01/2056	9,419,183
1,465,000	5.07%, 12/01/2028	1,493,807
2,049,002	5.50%, 11/25/2035	2,092,356
602,391	5.50%, 04/01/2038	615,953
1,363,748	5.50%, 11/01/2039	1,393,542
3,007,941	5.50%, 08/01/2040	3,075,488
1,514,758	5.50%, 12/01/2040	1,548,922
207,843	5.50%, 04/25/2044(4)	26,929
1,304,167	5.50%, 06/25/2051	1,315,250
1,488,354	5.50%, 12/25/2051	1,500,161
1,131,803	5.50%, 02/25/2052	1,141,388
1,330,546	5.50%, 03/25/2052	1,342,039
1,261,887	5.50%, 04/25/2052	1,282,903
585,797	5.50%, 10/01/2052	592,243
1,108,429	5.50%, 11/01/2052	1,119,709
2,055,504	5.50%, 12/01/2052	2,077,447
1,100,007	5.50%, 06/01/2053	1,111,385
1,288,490	5.50%, 07/01/2053	1,299,697
136,015	5.50%, 03/01/2054	136,816
443,627	6.00%, 04/01/2044	453,385
1,291,225	6.00%, 08/25/2044	1,310,219
243,446	6.00%, 01/01/2053	250,210
618,609	6.00%, 05/01/2053	641,036
274,877	6.00%, 11/01/2053	281,791
205,748	6.00%, 01/01/2054	210,285
703,655	6.00%, 02/01/2054	719,130
664,976	6.00%, 03/01/2054	685,428
1,071,850	6.00%, 05/01/2054	1,095,700
893,990	6.00%, 06/01/2054	912,709
989,404	6.00%, 09/01/2054	1,011,600
		226,433,844
	Government National Mortgage Association - 7.7%
92,164	2.00%, 06/16/2042	85,754
1,077,774	2.00%, 10/20/2050	888,670
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.5% - (continued)
	Mortgage-Backed Agencies - 40.5% - (continued)
	Government National Mortgage Association - 7.7% - (continued)
$ 3,141,574	2.00%, 12/20/2050	$2,585,863
210,885	2.00%, 12/20/2051	173,581
5,096,525	2.00%, 02/20/2052	4,195,004
582,201	2.00%, 03/20/2052	479,216
576,792	2.00%, 10/20/2052	475,364
10,650,000	2.00%, 05/20/2056(12)	8,760,155
15,293	2.50%, 05/20/2040	15,160
1,438,252	2.50%, 10/20/2049	1,283,625
1,114,227	2.50%, 11/20/2049	961,623
885,382	2.50%, 03/20/2051	758,762
6,693,991	2.50%, 04/20/2051	5,740,075
1,958,039	2.50%, 07/20/2051	1,678,017
779,948	2.50%, 09/20/2051	668,791
2,612,334	2.50%, 10/20/2051	2,240,025
11,606,980	2.50%, 02/20/2052	9,951,717
18,887,000	2.50%, 05/20/2056(12)	16,175,235
560,950	3.00%, 02/20/2047	488,147
420,880	3.00%, 05/20/2049	389,712
161,700	3.00%, 03/20/2050	144,341
2,230,558	3.00%, 07/20/2050(4)	290,977
362,006	3.00%, 11/20/2050	323,141
3,310,861	3.00%, 04/20/2051	2,951,262
4,911,767	3.00%, 06/20/2051	4,378,255
3,168,875	3.00%, 07/20/2051(4)	499,001
1,908,859	3.00%, 08/20/2051	1,701,511
1,206,818	3.00%, 09/20/2051	1,075,938
375,295	3.00%, 10/20/2051	334,529
2,597,990	3.00%, 12/20/2051	2,316,578
596,184	3.00%, 04/20/2052	531,406
50,000	3.00%, 05/20/2056(12)	44,444
152,232	3.50%, 11/20/2042	138,318
616,257	3.50%, 03/20/2044	572,290
85,879	3.50%, 07/20/2046	79,185
91,670	3.50%, 10/20/2046	85,052
399,047	3.50%, 02/20/2047	370,162
106,405	3.50%, 05/20/2047	98,670
109,097	3.50%, 07/20/2047	101,075
79,828	3.50%, 11/20/2047	73,613
97,278	3.50%, 03/20/2048	89,914
462,639	3.50%, 02/20/2049	427,352
1,064,705	3.50%, 06/20/2049	979,734
2,595,647	3.50%, 11/20/2049	2,389,601
277,371	3.50%, 12/20/2049	254,340
168,697	3.50%, 01/20/2050	155,298
641,755	3.50%, 06/20/2050	589,489
2,610,433	3.50%, 02/20/2051	2,396,704
951,569	3.50%, 11/20/2052	848,187
1,461,443	3.50%, 01/20/2053	1,336,233
232,243	3.88%, 08/15/2042	220,877
810,925	4.00%, 09/16/2042(4)	165,685
224,877	4.00%, 09/20/2042(4)	26,977
170,508	4.00%, 12/20/2044(4)	31,290
372,328	4.00%, 08/20/2045	357,294
502,334	4.00%, 09/20/2047	478,387
2,132,008	4.00%, 11/20/2047	2,029,933
320,506	4.00%, 12/20/2047	305,128
817,542	4.00%, 02/20/2048	778,239
13,849	4.00%, 04/20/2048	13,179
727,501	4.00%, 07/20/2048	692,148
2,463,275	4.00%, 08/20/2052	2,318,784
9,275,000	4.00%, 05/20/2056(12)	8,652,747
711,960	4.50%, 02/20/2040	704,259
639,785	4.50%, 05/20/2041	632,632

88

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.5% - (continued)
	Mortgage-Backed Agencies - 40.5% - (continued)
	Government National Mortgage Association - 7.7% - (continued)
$ 522,971	4.50%, 06/16/2043(4)	$93,876
264,964	4.50%, 05/20/2045(4)	55,362
2,589,767	4.50%, 08/20/2045(4)	475,675
407,012	4.50%, 12/16/2046(4)	54,970
281,362	4.50%, 05/20/2048(4)	40,039
181,401	4.50%, 06/20/2048(4)	32,917
135,054	4.50%, 05/20/2052	131,415
561,504	4.50%, 08/20/2052	546,042
514,099	4.50%, 09/20/2052	499,639
2,342,431	4.50%, 10/20/2052	2,277,236
2,069,215	4.50%, 11/20/2052	2,011,014
4,915,895	4.50%, 11/20/2054	4,755,376
4,844,175	4.50%, 12/20/2054	4,678,580
17,500,000	4.50%, 05/20/2056(12)	16,873,828
504,703	5.00%, 05/20/2040	513,765
402,015	5.00%, 06/20/2040	410,461
158,006	5.00%, 07/20/2040	160,936
221,427	5.00%, 12/20/2043(4)	43,485
968,569	5.00%, 07/16/2044(4)	151,336
175,890	5.00%, 11/16/2046(4)	26,427
179,696	5.00%, 06/16/2047(4)	30,465
2,025,361	5.00%, 10/20/2047(4)	400,849
246,966	5.00%, 11/16/2047(4)	45,541
666,803	5.00%, 11/20/2049	672,170
165,290	5.50%, 02/20/2044(4)	5,135
133,649	5.50%, 09/15/2045	139,519
193,512	5.50%, 09/20/2045(4)	35,166
18,035,000	5.50%, 05/20/2056(12)	18,161,736
8,975,000	5.50%, 06/20/2056(12)	9,025,448
4,492,562	6.00%, 09/20/2055	4,582,764
4,499,000	6.00%, 05/20/2056(12)	4,586,540
		172,496,367
	Uniform Mortgage-Backed Security - 14.3%
12,812,000	2.00%, 05/01/2056(12)	10,248,236
13,940,000	2.50%, 05/01/2056(12)	11,670,608
3,855,000	3.00%, 05/01/2056(12)	3,374,253
4,545,000	3.50%, 05/01/2056(12)	4,136,570
7,435,000	4.00%, 05/01/2039(12)	7,243,266
24,730,000	4.50%, 06/01/2039(12)	24,520,395
17,883,000	4.50%, 05/01/2056(12)	17,199,971
19,575,000	4.50%, 06/01/2056(12)	18,813,582
6,275,000	5.00%, 05/01/2041(12)	6,320,458
51,930,000	5.00%, 05/01/2056(12)	51,155,736
13,640,000	5.50%, 05/01/2041(12)	13,932,192
80,280,000	5.50%, 05/01/2056(12)	80,679,341
43,103,000	6.00%, 05/01/2056(12)	44,000,944
26,275,000	6.00%, 06/01/2056(12)	26,794,663
		320,090,215
	Total U.S. Government Agencies (cost $919,573,411)	$907,700,590
U.S. GOVERNMENT SECURITIES - 34.6%
	U.S. Treasury Securities - 34.6%
	U.S. Treasury Bonds - 10.6%
15,840,000	1.25%, 05/15/2050	$7,427,475
19,520,000	1.63%, 11/15/2050	10,060,425
29,005,000	1.75%, 08/15/2041	19,253,202
16,400,000	2.25%, 05/15/2041	11,865,015
13,535,000	2.75%, 11/15/2042	10,209,937
56,000	2.88%, 05/15/2052	38,334
1,395,000	3.00%, 02/15/2048	1,017,587
23,885,000	3.00%, 08/15/2052(13)	16,761,485
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 34.6% - (continued)
	U.S. Treasury Securities - 34.6% - (continued)
	U.S. Treasury Bonds - 10.6% - (continued)
$ 13,195,000	3.13%, 05/15/2048	$9,822,028
28,525,000	3.38%, 08/15/2042	23,656,808
55,565,000	3.38%, 11/15/2048(14)	43,052,023
8,720,000	3.63%, 08/15/2043	7,383,387
3,245,000	3.63%, 02/15/2044	2,731,758
30,905,000	3.63%, 05/15/2053	24,462,032
2,025,000	4.25%, 05/15/2039	1,951,752
9,880,000	4.25%, 08/15/2054	8,739,169
1,125,000	4.38%, 05/15/2040	1,084,922
3,720,000	4.50%, 08/15/2039	3,661,294
5,650,000	4.63%, 11/15/2045	5,398,398
1,560,000	4.63%, 02/15/2046	1,489,800
11,525,000	4.75%, 02/15/2056	11,096,414
16,700,000	5.00%, 05/15/2045	16,765,234
		237,928,479
	U.S. Treasury Inflation-Indexed Bonds - 1.5%
8,190,757	0.25%, 02/15/2050(15)	4,640,877
760,304	0.63%, 02/15/2043(15)	562,138
23,663,463	0.75%, 02/15/2042(15)	18,307,922
6,125,857	0.75%, 02/15/2045(15)	4,410,160
5,733,935	1.38%, 02/15/2044(15)	4,758,655
		32,679,752
	U.S. Treasury Notes - 22.5%
47,015,000	1.38%, 11/15/2031(16)	40,702,869
2,700,000	2.38%, 05/15/2027	2,661,082
10,740,000	2.75%, 08/15/2032	9,905,133
17,440,000	3.38%, 12/31/2027	17,297,619
825,300	3.38%, 02/29/2028	818,079
47,270,000	3.50%, 11/15/2028	46,806,532
36,100,000	3.50%, 01/15/2029	35,724,899
792,400	3.50%, 02/15/2029	783,857
23,000	3.50%, 03/15/2029	22,747
5,100,000	3.50%, 02/28/2031	4,986,047
14,200,000	3.63%, 08/31/2030	13,986,445
31,225,000	3.63%, 12/31/2030	30,713,934
47,305,000	3.75%, 05/31/2030	46,889,234
27,210,000	3.75%, 06/30/2030	26,963,409
1,715,700	3.75%, 01/31/2031	1,696,130
1,789,200	3.75%, 02/28/2033	1,741,954
2,790,000	3.88%, 03/31/2031	2,771,473
56,070,000	4.00%, 01/31/2029	56,194,843
23,045,000	4.00%, 01/31/2033	22,784,844
33,950,000	4.00%, 02/15/2034	33,347,918
59,585,000	4.00%, 11/15/2035	57,825,380
2,897,000	4.13%, 02/15/2036	2,835,891
12,980,000	4.25%, 05/15/2035	12,883,157
9,705,000	4.38%, 11/30/2030	9,849,817
24,625,000	4.38%, 01/31/2032	24,956,860
		505,150,153
	Total U.S. Government Securities (cost $812,096,311)	$775,758,384
PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
456	Oracle Corp. Series D, 6.50%*	$22,193
	Total Preferred Stocks (cost $22,800)	$22,193
	Total Long-Term Investments (cost $2,668,139,690)	$2,610,036,454

89

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.2%
$ 4,934,053
Fixed Income Clearing Corp. Repurchase
Agreement dated 04/30/2026 at
3.64%, due on 05/01/2026 with a
maturity value of $4,934,552;
collateralized by U.S. Treasury Note at
3.88%, maturing 06/15/2028, with a
market value of $5,032,876
			$4,934,053
	Securities Lending Collateral - 0.3%
7,507,430	State Street Navigator Securities Lending Government Money Market Portfolio, 3.62%(17)		7,507,430
	Total Short-Term Investments (cost $12,441,483)		$12,441,483
	Total Investments (cost $2,680,581,173)	116.9%	$2,622,477,937
	Other Assets and Liabilities	(16.9)%	(379,632,289)
	Net Assets	100.0%	$2,242,845,648
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2026, the aggregate value of these securities was
$564,871,321, representing 25.2% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Securities disclosed are interest-only strips.
(5)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2026, the aggregate value of these securities was $58,233,283, representing 2.6% of net assets.

(6)	Represents entire or partial securities on loan.
(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(9)	The rate shown represents current yield to maturity.
(10)	Security disclosed is principal-only strips.
(11)	Security is a zero-coupon bond.
(12)	Represents or includes a TBA transaction.
(13)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2026, the market value of securities pledged was $6,449,154.
(14)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of April 30, 2026, the market value of securities pledged was $410,647.
(15)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(16)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2026, the market value of securities pledged was $14,457,895.
(17)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	400	06/15/2026	$30,789,187	$(479,641)

90

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Futures Contracts Outstanding at April 30, 2026 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
Canadian 10-Year Bond Future	182	06/19/2026	$15,929,513	$(122,830)
Euro BUXL 30-Year Bond Future	74	06/08/2026	9,460,081	(241,395)
Euro-BUND Future	134	06/08/2026	19,705,166	(7,292)
U.S. Treasury 10-Year Note Future	310	06/18/2026	34,284,063	25,296
U.S. Treasury 10-Year Ultra Future	337	06/18/2026	38,033,609	(145,291)
U.S. Treasury Long Bond Future	475	06/18/2026	53,600,781	(1,970,622)
U.S. Treasury Ultra Bond Future	245	06/18/2026	28,182,656	(439,749)
Total				$(3,381,524)
Short position contracts:
Euro-BTP Italian Bond Future	(177)	06/08/2026	$(24,284,375)	$119,567
Euro-OAT Future	(156)	06/08/2026	(21,825,899)	57,445
Euro-Schatz Future	(524)	06/08/2026	(65,002,188)	91,777
Long Gilt Future	(18)	06/26/2026	(2,117,932)	129,837
U.S. Treasury 2-Year Note Future	(150)	06/30/2026	(31,068,750)	91,677
U.S. Treasury 5-Year Note Future	(253)	06/30/2026	(27,282,492)	78,606
Total				$568,909
Total futures contracts				$(2,812,615)

TBA Sale Commitments Outstanding at April 30, 2026
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 3.00%	$475,000	05/20/2056	$(422,963)	$614
Government National Mortgage Association, 4.00%	18,595,000	05/20/2056	(17,347,475)	844
Government National Mortgage Association, 4.00%	9,275,000	06/20/2056	(8,648,037)	80,607
Government National Mortgage Association, 4.50%	33,175,000	05/20/2056	(31,987,957)	190,649
Government National Mortgage Association, 4.50%	11,025,000	06/23/2055	(10,621,037)	92,162
Government National Mortgage Association, 5.00%	12,192,500	05/20/2056	(12,085,707)	49,138
Uniform Mortgage-Backed Security, 2.50%	27,889,000	05/01/2056	(23,348,750)	30,137
Uniform Mortgage-Backed Security, 2.50%	13,940,000	06/01/2056	(11,666,796)	65,677
Uniform Mortgage-Backed Security, 3.50%	22,343,000	05/01/2056	(20,335,177)	123,882
Uniform Mortgage-Backed Security, 4.00%	491,000	05/01/2056	(460,409)	633
Total TBA sale commitments (proceeds receivable $137,558,651)			$(136,924,308)	$634,343
At April 30, 2026, the aggregate market value of TBA Sale Commitments represents (6.1)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S45.V2	USD	11,023,650	5.00%	12/20/2030	Quarterly	$676,686	$—	$866,633	$189,947
CDX.NA.HY.S46.V1	USD	16,125,000	5.00%	06/20/2031	Quarterly	826,923	—	1,240,826	413,903
CDX.NA.IG.S45.V1	USD	34,000,000	1.00%	12/20/2030	Quarterly	652,369	—	751,906	99,537
CDX.NA.IG.S46.V1	USD	1,375,000	1.00%	06/20/2031	Quarterly	27,019	—	30,416	3,397
ITRAXX-EUR S45.V1	EUR	2,350,000	1.00%	06/20/2031	Quarterly	37,070	—	56,549	19,479
Total						$2,220,067	$—	$2,946,330	$726,263

91

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2026 – (continued)
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Oracle Corp. (BBB)	USD	6,085,000	1.00%	12/20/2030	Quarterly	$—	$(64,170)	$(155,348)	$(91,178)
Paramount Global (BB+)	USD	2,400,000	1.00%	06/20/2031	Quarterly	—	(223,647)	(189,392)	34,255
Total						$—	$(287,817)	$(344,740)	$(56,923)
Total centrally cleared credit default swap contracts						$2,220,067	$(287,817)	$2,601,590	$669,340

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.70% Fixed	12 Mo. USD SOFR	USD	11,075,000	05/31/2029	Annual	$—	$—	$25,280	$25,280
3.38% Fixed	12 Mo. USD SOFR	USD	3,775,000	05/31/2030	Annual	—	—	45,114	45,114
3.60% Fixed	12 Mo. USD SOFR	USD	8,675,000	11/15/2032	Annual	—	—	95,015	95,015
4.16% Fixed	12 Mo. USD SOFR	USD	35,970,000	03/19/2045	Annual	—	(65,711)	240,576	306,287
4.16% Fixed	12 Mo. USD SOFR	USD	2,450,000	04/09/2046	Annual	—	(2,559)	21,018	23,577
2.97% Fixed	12 Mo. USD SOFR	USD	5,185,000	03/15/2053	Annual	2,814	—	1,052,006	1,049,192
2.88% Fixed	12 Mo. USD SOFR	USD	4,030,000	03/15/2053	Annual	42,087	—	876,666	834,579
3.25% Fixed	12 Mo. USD SOFR	USD	3,735,000	06/21/2053	Annual	—	(33,742)	611,666	645,408
3.59% Fixed	12 Mo. USD SOFR	USD	8,150,000	09/20/2053	Annual	34,872	—	847,687	812,815
3.75% Fixed	12 Mo. USD SOFR	USD	3,325,000	12/18/2054	Annual	4,692	—	254,063	249,371
Total centrally cleared interest rate swaps contracts						$84,465	$(102,012)	$4,069,091	$4,086,638

Foreign Currency Contracts Outstanding at April 30, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
23,664,000	EUR	27,698,972	USD	BNP	05/29/2026	$99,169
1,072,000	EUR	1,256,159	USD	GSC	05/29/2026	3,121
175,658	USD	150,000	EUR	JPM	05/29/2026	(547)
609,668	USD	520,000	EUR	DEUT	05/29/2026	(1,177)
92,561,669	USD	79,078,000	EUR	BNP	05/29/2026	(331,393)
172,791	USD	128,000	GBP	JPM	05/29/2026	(1,137)
5,093,658	USD	3,778,000	GBP	GSC	05/29/2026	(39,934)
Total foreign currency contracts						$(271,898)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

92

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$466,352,452	$—	$466,352,452	$—
Convertible Bonds	756,512	—	756,512	—
Corporate Bonds	407,930,204	—	407,930,204	—
Foreign Government Obligations	50,435,958	—	50,435,958	—
Municipal Bonds	1,080,161	—	1,080,161	—
U.S. Government Agencies	907,700,590	—	907,700,590	—
U.S. Government Securities	775,758,384	—	775,758,384	—
Preferred Stocks	22,193	22,193	—	—
Short-Term Investments	12,441,483	7,507,430	4,934,053	—
Foreign Currency Contracts(2)	102,290	—	102,290	—
Futures Contracts(2)	594,205	594,205	—	—
Swaps - Credit Default(2)	760,518	—	760,518	—
Swaps - Interest Rate(2)	4,086,638	—	4,086,638	—
Total	$2,628,021,588	$8,123,828	$2,619,897,760	$—
Liabilities
Foreign Currency Contracts(2)	$(374,188)	$—	$(374,188)	$—
Futures Contracts(2)	(3,406,820)	(3,406,820)	—	—
Swaps - Credit Default(2)	(91,178)	—	(91,178)	—
TBA Sale Commitments	(136,924,308)	—	(136,924,308)	—
Total	$(140,796,494)	$(3,406,820)	$(137,389,674)	$—

(1)	For the period ended April 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

93

Hartford Funds Exchange-Traded Trust (the "Trust")
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CAG	Credit Agricole CIB
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NWM	NatWest Markets Plc
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International
WFB	Wells Fargo Bank NA
Currency Abbreviations:
ARS	Argentine Peso
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CLP	Chile Peso
CNH	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israel Shekel
INR	Indian Rupee
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysia Ringgit
NGN	Nigeria Naira
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
PYG	Paraguay Guarani
RON	Romania New Leu
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
USD	United States Dollar
ZAR	South Africa Rand
Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMT	Constant Maturity Treasury Index
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
ICE	Intercontinental Exchange, Inc.
ITRAXX-EUR	Markit iTraxx - Europe
ITRAXX-XOVER	iTraxx Europe Crossover
Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AG	Assured Guaranty Inc.
AMBAC	American Municipal Bond Assurance Corp.
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
BIBOR	Bangkok Interbank Offered Rate
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CLICP	Sinacofi Chile Interbank Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CPIBR	Consumer price index Brazil
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GmbH	Gesellschaft mit beschränkter Haftung
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
JIBAR	Johannesburg Interbank Agreed Rate
MIBOR	Mumbai Inter-Bank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PLTRCI	Polish Short-Term Rate - Compound Index
PRIBOR	Prague Interbank Offered Rate
PSF-GTD	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
SCH BD GTY	School Bond Guaranty
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor's Depositary Receipt
ST AID WITHHLDG	State Aid Withholding
ST APPROP	State Appropriation
ST INTERCEPT	State Intercept
TBA	To Be Announced
THOR	Thai Overnight Repurchase Rate
TIIE	Interbank Equilibrium Interest Rate
TLREF	Turkish Lira Overnight Reference Rate
WIBOR	Warsaw Interbank Offered Rate

94